AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 26, 2006

                                                     REGISTRATION NOS. 333-72714
                                                                       811-06218
================================================================================
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                              --------------------
                                   FORM N-4

                             REGISTRATION STATEMENT
                                      UNDER
                           THE SECURITIES ACT OF 1933

                              --------------------

                         POST-EFFECTIVE AMENDMENT NO. 10

                             REGISTRATION STATEMENT
                                    UNDER THE
                         INVESTMENT COMPANY ACT OF 1940

                                AMENDMENT NO. 84
                        (CHECK APPROPRIATE BOX OR BOXES.)

                              --------------------

                             MONY VARIABLE ACCOUNT A
                           (EXACT NAME OF REGISTRANT)

                           MONY LIFE INSURANCE COMPANY
                               (NAME OF DEPOSITOR)

                          1290 AVENUE OF THE AMERICAS
                            NEW YORK, NEW YORK 10104
      (ADDRESS OF THE DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)
        DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE (212) 554-1234

                              --------------------

                                   DODIE KENT
                           VICE PRESIDENT AND COUNSEL
                      AXA EQUITABLE LIFE INSURANCE COMPANY
                          1290 AVENUE OF THE AMERICAS
                            NEW YORK, NEW YORK 10104
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

                              --------------------

                  PLEASE SEND COPIES OF ALL COMMUNICATIONS TO:
                          CHRISTOPHER E. PALMER, ESQ.
                              GOODWIN PROCTER LLP
                           901 NEW YORK AVENUE, N.W.
                             WASHINGTON, D.C. 20001

                              --------------------

It is proposed that this filing will become effective: (check appropriate box)
     |_| immediately upon filing pursuant to paragraph (b) of Rule 485
     |X| on May 1, 2006 pursuant to paragraph (b) of Rule 485
     |_| 60 days after filing pursuant to paragraph (a)(1) of Rule 485
     |_| on              , pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

     |_| this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

TITLE OF SECURITIES BEING REGISTERED:  Units of interest in Separate Account under individual flexible payment
                                       variable annuity contracts


================================================================================

Individual Flexible Payment Variable
Annuity Contract

Issued by MONY Life Insurance Company with variable investment options under MONY's MONY Variable Account A.

Please read and keep this prospectus for future reference. It contains important information that you should know before purchasing, or taking any other action under your contract. Also, you should read the prospectuses for each Trust, which contain important information about their portfolios.


PROSPECTUS DATED MAY 1, 2006
--------------------------------------------------------------------------------

MONY Life Insurance Company (the "Company") issues the flexible payment variable annuity contract described in this prospectus.

As of September 1, 2005, we are no longer offering this product to Non-Qualified Contracts. We are only offering this product to certain existing Qualified Plans. (See "Summary of the Contract -- Purpose of the Contract.") Although this prospectus is primarily designed for potential purchasers of the Contract, you may have previously purchased a Contract and be receiving this prospectus as a current Contract owner. If you are a current Contract owner, you should note that the investment options, features and charges of the Contract may have varied over time. For more information about the particular options, features and charges applicable to you, please contact your financial professional and/or refer to your Contract.

You can tell us what to do with your purchase payments. You can also tell us what to do with the fund value your contract may create for you resulting from those Purchase Payments.

You may allocate some or all of your Purchase Payments into the subaccounts. Each subaccount is a subaccount of Separate Account MONY Variable Account A. Both the value of your contract before the date annuity payments begin and the amount of income afterward will depend on the investment performance of the portfolios you select. You bear the investment risk of investing in the portfolios. The subaccounts invest in shares of the following portfolios of The AIM Variable Insurance Funds, Alger American Fund, Dreyfus Investment Portfolios, EQ Advisors Trust, Franklin Templeton Variable Insurance Products Trust, Janus Aspen Series, Lord Abbett Series Fund, MFS(R) Variable Insurance Trust(SM), Old Mutual Insurance Series Fund, Oppenheimer Variable Account Funds, PIMCO Variable Insurance Trust, ProFunds and The Universal Institutional Funds, Inc. (the "Funds").

--------------------------------------------------------------------------------
 Subaccounts
--------------------------------------------------------------------------------
o AIM V.I. Basic Value                o EQ/PIMCO Real Return
o AIM V.I. Financial Services         o EQ/Short Duration Bond
o AIM V.I. Global Health Care         o EQ/UBS Growth and Income(1)
o AIM V.I. Mid Cap Core Equity        o Franklin Income Securities
o AIM V.I. Technology                 o Franklin Rising Dividends Securities
o Alger American Balanced             o Franklin Zero Coupon 2010
o Alger American MidCap Growth        o Janus Aspen Series Flexible Bond
o Dreyfus IP Small Cap Stock Index    o Janus Aspen Series Forty
o EQ/Bear Stearns Small Company       o Janus Aspen Series International
  Growth(1)                           Growth
o EQ/Boston Advisors Equity Income    o Lord Abbett Bond-Debenture
o EQ/Calvert Socially Responsible     o Lord Abbett Growth and Income
o EQ/Enterprise Moderate Allocation   o Lord Abbett Mid-Cap Value
o EQ/GAMCO Mergers and Acquisitions   o MFS(R) Mid Cap Growth
o EQ/GAMCO Small Company Value        o MFS(R) New Discovery
o EQ/Government Securities            o MFS(R) Total Return
o EQ/Long Term Bond                   o MFS(R) Utilities
o EQ/Mercury Basic Value Equity       o Old Mutual Mid-Cap
o EQ/Montag & Caldwell Growth         o Old Mutual Select Value
o EQ/Money Market                     o Oppenheimer Global Securities
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 Subaccounts
-------------------------------------------------------------------------------_
o Oppenheimer Main Street(R)          o ProFund VP Rising Rates Opportunity
o PIMCO Global Bond (Unhedged)        o ProFund VP UltraBull
o PIMCO Real Return                   o Van Kampen UIF Emerging Markets
o PIMCO StocksPLUS Growth and           Equity
  Income                              o Van Kampen UIF Global Value Equity
o ProFund VP Bear                     o Van Kampen UIF U.S. Real Estate
-------------------------------------------------------------------------------_

Not all of these portfolios may be available in all states or all markets.

You may also allocate some or all of your Purchase Payments and fund values into our Guaranteed Interest Account, which is discussed later in this Prospectus.

A Statement of Additional Information dated May 1, 2006 containing additional information about the contracts is incorporated herein by reference. It has been filed with the Securities and Exchange Commission and is available from the Company without charge upon written request. You may request one by writing to our processing office located at MONY Life Insurance Company, Policyholder Services, One MONY Plaza, P.O. Box 4720, Syracuse, New York 13221, by telephoning 1-800-487-6669 or by accessing the SEC's website at http:// www.sec.gov. The Table of Contents of the Statement of Additional Information can also be found on the last page of this prospectus.




The SEC has not approved or disapproved these securities or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense. The contracts are not insured by the FDIC or any other agency. They are not deposits or other obligations of any bank and are not bank guaranteed. They are subject to investment risks and possible loss of principal.


                                                                          x01275
                                                                          MNY-VA

Table of contents
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
1. SUMMARY OF THE CONTRACT                                                   1
--------------------------------------------------------------------------------

Definitions                                                                  1

Purpose of the Contract                                                      1
Purchase Payments and fund value                                             1

MONY Variable Account A                                                      1
Guaranteed Interest Account                                                  2
Benefit option packages                                                      3

Minimum Purchase Payments                                                    3

Transfer of fund value                                                       3
Loans                                                                        3
Surrenders                                                                   3
Charges and deductions                                                       3
Right to return contract provision                                           4
Death benefit                                                                4
How to reach us                                                              4
Fee tables                                                                   5
Example                                                                      5
Other contracts                                                              7
Condensed financial information                                              7



--------------------------------------------------------------------------------
2.  WHO IS MONY LIFE INSURANCE COMPANY?                                      8
--------------------------------------------------------------------------------
MONY Life Insurance Company                                                  8
MONY Variable Account A                                                      8



--------------------------------------------------------------------------------
3. THE FUNDS                                                                10
--------------------------------------------------------------------------------
Purchase of portfolio shares by MONY Variable Account A                     14
Guaranteed Interest Account                                                 14



--------------------------------------------------------------------------------
4.  DETAILED INFORMATION ABOUT THE CONTRACT                                 15
--------------------------------------------------------------------------------

Payment and allocation of Purchase Payments                                 15
Telephone/fax/web transactions                                              19
Disruptive transfer activity                                                19
Termination of the contract                                                 20




--------------------------------------------------------------------------------
5. SURRENDERS                                                               21
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
6. LOANS                                                                    22
--------------------------------------------------------------------------------

i  Table of contents

--------------------------------------------------------------------------------
7. DEATH BENEFIT                                                            23
--------------------------------------------------------------------------------

Death benefit provided by the Contract                                      23

Election and effective date of election                                     24
Payment of death benefit proceeds                                           24


--------------------------------------------------------------------------------
8. CHARGES AND DEDUCTIONS                                                   25
--------------------------------------------------------------------------------

Deductions from Purchase Payments                                           25

Charges against fund value                                                  25
Deductions from fund value                                                  26


--------------------------------------------------------------------------------
9. ANNUITY PROVISIONS                                                       29
--------------------------------------------------------------------------------
Annuity payments                                                            29
Election and change of settlement option                                    29
Settlement options                                                          29
Frequency of annuity payments                                               30
Additional provisions                                                       30


--------------------------------------------------------------------------------
10. OTHER PROVISIONS                                                        31
--------------------------------------------------------------------------------
Ownership                                                                   31
Provision required by Section 72(s) of the Code                             31
Provision required by Section 401(a)(9) of the Code                         31
Secondary annuitant                                                         31
Assignment                                                                  32
Change of beneficiary                                                       32
Substitution of securities                                                  32

Changes to Contracts                                                        32

Change in operation of MONY Variable Account A                              32



--------------------------------------------------------------------------------
11. VOTING RIGHTS                                                           34
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
12. DISTRIBUTION OF THE CONTRACTS                                           35
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
13. FEDERAL TAX STATUS                                                      37
--------------------------------------------------------------------------------
Introduction                                                                37
Taxation of annuities in general                                            37
Retirement plans                                                            38
Tax treatment of the company                                                38


--------------------------------------------------------------------------------
14. ADDITIONAL INFORMATION                                                  39
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
15. LEGAL PROCEEDINGS                                                       40
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
16. FINANCIAL STATEMENTS                                                    41
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
APPENDIX
--------------------------------------------------------------------------------
I -- Condensed financial information                                       I-1


--------------------------------------------------------------------------------
STATEMENT OF ADDITIONAL INFORMATION
TABLE OF CONTENTS
--------------------------------------------------------------------------------

                                                           Table of contents  ii

1. Summary of the Contract


--------------------------------------------------------------------------------

This summary provides you with a brief overview of the more important aspects of your Contract. It is not intended to be complete. More detailed information is contained in this prospectus on the pages following this Summary and in your Contract. This summary and the entire prospectus will describe the part of the Contract involving MONY Variable Account A. The prospectus also briefly will describe the Guaranteed Interest Account and the portfolios offered by AIM Variable Insurance Funds, The Alger American Fund, Dreyfus Investment Portfolios, EQ Advisors Trust, Franklin Templeton Variable Insurance Products Trust, Janus Aspen Series, Lord Abbett Series Fund, MFS(R) Variable Insurance Trust(SM), Old Mutual Insurance Series Fund, Oppenheimer Variable Account Funds, PIMCO Variable Insurance Trust, ProFunds, and The Universal Institutional
Funds, Inc. See applicable fund prospectus for more detailed information about the portfolios offered by the Funds.



DEFINITIONS

--------------------------------------------------------------------------------
Specialized terms will be defined on the page where they first appear enclosed in a box.
--------------------------------------------------------------------------------


PURPOSE OF THE CONTRACT


The Contract is an Individual Flexible Payment Variable Annuity Contract (the "Contract" or "Contracts").


The Contract is designed to allow an owner to make Purchase Payments to the Company under the Contract. Those Purchase Payments are allocated at the owner's choice among the subaccounts of MONY Variable Account A and the Guaranteed Interest Account. Those Purchase Payments can accumulate for a period of time and create fund value for the owner. The owner can choose the length of time that such Purchase Payments may accumulate. The owner may choose at some point in the future to receive annuity benefits based upon that accumulated fund value.


An owner may use the Contract's design to accumulate fund value for various purposes including retirement or to supplement other retirement programs. Some of these retirement programs (the "Qualified Plans") may qualify for federal income tax advantages available under certain Sections of the Internal Revenue Code (the "Code"), Sections 401, 403 (other than Section 403(b)), 408, 408A and 457, for example. We no longer offer contracts to fund plans intended to be qualified under Sections 403 or 457 of the Code, but may accept Purchase Payments under existing contracts or offer contracts to new Participants in existing plans. Accordingly, if you are purchasing this Contract through a Qualified Plan, you should consider purchasing this Contract for its death benefit, income benefits and other non-tax related benefits. Please consult a tax adviser for information specific to your circumstances in order to determine whether or not the Contract is an appropriate investment for you.

We no longer offer the MONY Variable Account A contract on a nonqualified basis or for any IRAs, SEP IRAs or SIMPLE IRA plans except as noted below:

(1) If you have a Non-Qualified Contract or an IRA, or if you established a SARSEP before 1997, we will continue to accept contributions under the contract; or

(2) If you have established an existing SIMPLE IRA or SEP IRA Plan, we will offer Contracts to new employees and continue to accept contributions for all participating employees.

--------------------------------------------------------------------------------
QUALIFIED PLANS -- Retirement plans that may receive favorable tax treatment under certain Sections of the Internal Revenue Code.

QUALIFIED CONTRACTS-- Contracts issued under Qualified Plans.

NON-QUALIFIED CONTRACTS-- Contracts not issued under Qualified Plans.
--------------------------------------------------------------------------------

The Contract is also designed to allow the owner to request payments of part or all of the accumulated fund values before the owner begins to receive annuity benefits. These payments may be subject to a surrender charge, a contract charge and/or income or other taxes.


PURCHASE PAYMENTS AND FUND VALUE

You may allocate your Purchase Payments to one or more of the subaccounts of MONY Variable Account A that are available under the Contract and/or to the Guaranteed Interest Account. The Purchase Payments you allocate among the various subaccounts of MONY Variable Account A may increase or decrease in value on any day depending on the investment experience of the subaccounts you select. There is no guarantee that the value of the Purchase Payments you allocate to any of the subaccounts of MONY Variable Account A will increase or that the Purchase Payments you make will not lose value.

Purchase Payments you allocate to the Guaranteed Interest Account will be credited with interest at a rate determined by the Company. That rate will not be less than 3.5%.



MONY VARIABLE ACCOUNT A

MONY Variable Account A is a separate investment account of MONY Life Insurance Company (the "Company"). MONY Variable Account A's


1  Summary of the Contract
assets are owned by the Company, but are not chargeable with liabilities arising from any other business the Company conducts.

The subaccounts of MONY Variable Account A invest in shares of the Funds at their net asset value. (See "The Funds"). Owners bear the entire investment risk for all amounts allocated to MONY Variable Account A subaccounts.

--------------------------------------------------------------------------------
FUND -- Any open-end management investment company or unit investment trust in which a subaccount invests.

OWNER -- The person so designated in the application. If a Contract has been absolutely assigned, the assignee becomes the Owner.

PURCHASE PAYMENT -- An amount paid to the Company by the Owner or on the Owner's behalf as consideration for the benefits provided by the Contract.

NET PURCHASE PAYMENT -- A Purchase Payment less any applicable tax charge.
--------------------------------------------------------------------------------

GUARANTEED INTEREST ACCOUNT

The Guaranteed Interest Account is part of the Company's General Account ("General Account"). It consists of all the Company's assets other than assets allocated to separate investment accounts of the Company. Net Purchase Payments allocated to the Guaranteed Interest Account will be credited with interest at rates guaranteed by the Company for specified periods. (See "Guaranteed Interest Account".)

--------------------------------------------------------------------------------
FUND VALUE -- The aggregate dollar value as of any Business Day of all amounts accumulated under each of the subaccounts, the Guaranteed Interest Account, and the Loan Account of the Contract. If the term Fund Value is preceded or followed by the terms subaccount(s), the Guaranteed Interest Account, and the Loan Account, or any one or more of those terms, Fund Value means only the Fund Value of the subaccount, the Guaranteed Interest Account or the Loan Account, as the context requires.

BUSINESS DAY -- Each day that the New York Stock Exchange is open for regular trading. A Business Day ends at 4:00 p.m. Eastern Time.
--------------------------------------------------------------------------------


                                                      Summary of the Contract  2

BENEFIT OPTION PACKAGES

There are two benefit option packages available under the Contract. Each benefit option package is distinct. You select a benefit option package at the time of application. Once a selection is made, you may not transfer from one benefit option package to another.



------------------------------------------------------------------------------------------------------------------------------------
                              Option 1                                                 Option 2
------------------------------------------------------------------------------------------------------------------------------------
Mortality and expense risk   Current annual rate--1.20%                                Current annual rate--1.45%
charge                       Maximum annual rate--1.40%                                Maximum annual rate--1.95%
------------------------------------------------------------------------------------------------------------------------------------
Death benefit on death of    The greater of:                                           The greatest of:
Annuitant                    (1) The Fund Value less any outstanding debt on the       (1) The Fund Value less any outstanding debt
                             date due proof of the Annuitant's death is received by    on the date due proof of the Annuitant's
                             the Company                                               death is received by the Company

                             or                                                        or
                             (2) The Purchase Payments paid, reduced                   (2) The Purchase Payments paid, reduced
                             proportionately by each partial surrender and any         proportionately by each partial surrender
                             surrender charges and less any outstanding debt.*         and any outstanding debt* and any surrender
                             charges and less any outstanding debt*                    or
                                                                                       (3) Step Up Value (See "Death Benefit").
------------------------------------------------------------------------------------------------------------------------------------
Minimum initial Purchase     Qualified--The minimum Purchase Payment for               Qualified--The minimum Purchase Payment for
Payment                      qualified plans is the same for both options. (See        qualified plans is the same for both options.
                             "Detailed Information about the Policy.")                 (See "Detailed Information about the
                             Non-Qualified--$5,000                                     Policy.")
                                                                                       Non-Qualified --$10,000
 -----------------------------------------------------------------------------------------------------------------------------------
Annuitant Issue age          Qualified--0-80                                           Qualified--0--79
                             Non-Qualified--0-80                                       NOn-Qualified--0--79
------------------------------------------------------------------------------------------------------------------------------------
Annual contract charge       Current charge is $30.                                    Current charge is $0.
                                                                                       The annual contract charge may be increased
                                                                                       to a maximum of $30 on 30 days written
                                                                                       notice.
------------------------------------------------------------------------------------------------------------------------------------


* In the calculation of the death benefit, for each partial surrender, the proportionate reduction is equal to the amount of that partial surrender and any surrender charge divided by the Fund Value immediately before that partial surrender, multiplied by the Purchase Payments paid before that partial surrender. For Contracts purchased prior to November 7, 2003, the death benefit is the greater of: (1) The Fund Value less any outstanding debt on the date due proof of the Annuitant's death is received by the Company, or (2) The Purchase Payments paid, less any partial surrenders and their surrender charges and less any outstanding debt.


MINIMUM PURCHASE PAYMENTS

The minimum Purchase Payment for individuals varies depending upon the purchaser of the Contract, the method of paying the Purchase Payments and the benefit option package selected. (See "Detailed information about the contract -- Payment and allocation of Purchase Payments.")

Additional Purchase Payments may be made at any time.



TRANSFER OF FUND VALUE

You may transfer fund value among the subaccounts and to or from the Guaranteed Interest Account, as described later in this Prospectus. Transfers may be made by telephone, facsimile or via the web if the proper form or the telephone/facsimile/web authorization on a Contract application has been completed, signed, and received by the Company at its Operations Center. Transfers by telephone, facsimile or via the web are subject to the Company's rules and conditions for such privilege. (See Detailed information about the contract -- "Transfers.")


LOANS

If your contract permits, you may borrow up to 50% of your Contract's Fund Value from the Company. Your contract will be the only security required for the loan. Contracts issued to 401(k) plans are generally the only Contracts which permit loans. An amount equal to the amount of the loan is transferred to the loan account as security for the loan. The loan account is part of the Company's General Account.

We will charge you interest on the amount borrowed. If you do not pay the interest when due, the amount due plus any accrued interest will be added to the outstanding debt.

SURRENDERS


You may surrender all or part of the Contract at any time and receive its Cash Value while the Annuitant is alive prior to the annuity starting date, as described later in this Prospectus. We may impose a surrender charge. A partial surrender may reduce your death benefit proportionately by the same percentage that the surrender (including any surrender charge) reduced Fund Value. The amounts you receive upon surrender may be subject to income taxes and a 10% penalty tax if you are younger than 591/2 at the time of the surrender. (See "Surrenders" and "Federal tax status.")


CHARGES AND DEDUCTIONS

The Contract provides for the deduction of various charges and expenses from the Fund Value of the Contract.

We pay compensation to broker-dealers who sell the Contracts. (For a discussion of this compensation, see "Distribution of the contracts.")


3  Summary of the Contract

RIGHT TO RETURN CONTRACT PROVISION

You have the right to examine the Contract when you receive it. You may return the Contract for any reason during the "right to return contract period" (usually within ten days from the day you receive it). You will receive a refund of the Purchase Payments received by the Company less any partial surrenders you made. During the right to return contract period, Purchase Payments will be retained in the Company's General Account and will earn interest at a rate not less than 3.50% per year. If you have not returned the Contract at the end of the right to return contract period, we transfer the Net Purchase Payments with interest to the subaccounts and/or the Guaranteed Interest Account.



DEATH BENEFIT

If the Annuitant (and the Secondary Annuitant, if any) dies before the date the annuity starting date, the Company will pay a death benefit to the Beneficiary. The death benefit will depend upon the benefit option package in effect on the date the Annuitant dies. If the Annuitant dies after annuity payments start, no death benefit is payable except as may be payable under the settlement option selected. (See "Death benefit.")

--------------------------------------------------------------------------------
ANNUITANT -- The person upon whose continuation of life any annuity payment depends.

SECONDARY ANNUITANT -- The party designated by the Owner to become the Annuitant, subject to certain conditions, on the death of the Annuitant.

BENEFICIARY -- The party entitled to receive benefits payable at the death of the Annuitant or (if applicable) the Secondary Annuitant.
--------------------------------------------------------------------------------

HOW TO REACH US


For contract owner inquiries, write or call our Operations Center:

     MONY Life Insurance Company
     Policyholder Services
     One MONY Plaza
     P.O. Box 4720
     Syracuse, New York 13221
     1-800-487-6669

     www.axaonline.com



                                                      Summary of the Contract  4

FEE TABLES

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract.

The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, transfer Fund Value between investment options, or for Contracts funding 401(k) plans only, take a loan. A charge for taxes may also be deducted.

----------------------------------------------------------------------------------------------------------------
Owner Transaction Expenses:
----------------------------------------------------------------------------------------------------------------
Maximum deferred sales load (surrender charge)                                              7.00%(1)
(as a percentage of Fund Value surrendered)
----------------------------------------------------------------------------------------------------------------
Maximum transfer charge                                                                     $  25(2)
----------------------------------------------------------------------------------------------------------------
Loan interest spread                                                                        2.50%(3)
(effective annual rate)
----------------------------------------------------------------------------------------------------------------


The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Fund portfolio company fees and expenses.
----------------------------------------------------------------------------------------------------------------
Maximum annual contract charge                                                              $  30(4)
----------------------------------------------------------------------------------------------------------------
 Separate Account Annual Expenses (as a percentage of average annual
 Fund Value in MONY Variable Account A):
----------------------------------------------------------------------------------------------------------------
 Option 1
----------------------------------------------------------------------------------------------------------------
  Maximum mortality and expense risk fees                                                   1.40%(5)
----------------------------------------------------------------------------------------------------------------
  Total separate account annual expenses                                                    1.40%(5)
----------------------------------------------------------------------------------------------------------------
Option 2
----------------------------------------------------------------------------------------------------------------
  Maximum mortality and expense risk fees                                                   1.95%(6)
----------------------------------------------------------------------------------------------------------------
  Total separate account annual expenses                                                    1.95%(6)
----------------------------------------------------------------------------------------------------------------

(1) The surrender charge percentage, which reduces to zero, is determined by the Contract Year in which the surrender occurs.

(2) The transfer charge currently is $0. However, the Company has reserved the right to impose a charge for each transfer after the first 12 transfers in a Contract Year, which will not exceed $25. (See "Deductions from fund value -- transfer charge.")

(3) The loan interest spread is the difference between the amount of interest we charge on loans and the amount of interest we credit to amounts held in the loan account to secure loans.

(4) The annual contract charge for Option 1 is currently $30. The annual contract charge for Option 2 is currently $0. However, the Company may in the future change the amount of the charge to an amount not exceeding $30 per Contract Year. (See "Deductions from fund value -- Annual contract charge.")

(5) The mortality and expense risk charge is deducted daily equivalent to a current annual rate of 1.20% (and is guaranteed not to exceed a daily rate equivalent to an annual rate of 1.40%) from the value of the net assets of MONY Variable Account A.

(6) The mortality and expense risk charge is deducted daily equivalent to a current annual rate of 1.45% (and is guaranteed not to exceed a daily rate equivalent to an annual rate of 1.95%) from the value of the net assets of MONY Variable Account A.


The surrender charge may be reduced under certain circumstances which include reduction in order to guarantee that certain amounts may be received free of surrender charge. (See "Charges against fund value -- Free partial surrender amount.")


The next item shows the minimum and maximum total operating expenses charged by the portfolio companies for the year ended December 31, 2005. You may pay portfolio company operating expenses periodically during the time that you own the Contract. More detail concerning each Fund portfolio company's fees and expenses is contained in the prospectus for each portfolio.




----------------------------------------------------------------------------------------------------------
 Total Annual Fund Operating Expenses                                                  Minimum     Maximum
----------------------------------------------------------------------------------------------------------
(expenses that are deducted from portfolio company assets, including management fees,   0.47%       1.88%
distribution and/or services fees (12b-1 fees), and other expenses)
----------------------------------------------------------------------------------------------------------


EXAMPLE


This example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expense, and Fund fees and expenses for the year ended December 31, 2005.

The example assumes that you invest $10,000 in the Contract for the time periods indicated. The example also assumes that your investment has a 5% return each year. The example assumes the maximum contract charges and annual expenses of any of the Fund portfolios (before expense limitations) set forth in the previous charts. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:



5 Summary of the Contract

1. a. If you surrender your Contract at the end of the applicable time period (assuming maximum fees and expenses of any of the Fund portfolios):

--------------------------------------------------------------------------------
                   1 year       3 years       5 years       10 years
--------------------------------------------------------------------------------
        Option 1   $  999       $1,661        $2,338        $3,845
        Option 2   $1,050       $1,810        $2,581        $4,314
--------------------------------------------------------------------------------

   b. If you surrender your Contract at the end of the applicable time period (assuming minimum fees and expenses of any of the Fund portfolios):

--------------------------------------------------------------------------------
                   1 year       3 years       5 years       10 years
--------------------------------------------------------------------------------
        Option 1   $868         $1,268        $1,683        $2,503
        Option 2   $919         $1,423        $1,945        $3,051
--------------------------------------------------------------------------------

2. a. If you do not surrender your Contract (assuming maximum fees and expenses of any of the Fund portfolios):

--------------------------------------------------------------------------------
                   1 year       3 years       5 years       10 years
--------------------------------------------------------------------------------
        Option 1   $361         $1,097        $1,855        $3,845
        Option 2   $415         $1,255        $2,110        $4,314
--------------------------------------------------------------------------------

     b. If you do not surrender your Contract (assuming minimum fees and expenses of any of the Fund portfolios):

--------------------------------------------------------------------------------
                   1 year       3 years       5 years       10 years
--------------------------------------------------------------------------------
        Option 1   $220         $679          $1,164        $2,503
        Option 2   $275         $844          $1,440        $3,051
--------------------------------------------------------------------------------

3. a. If you annuitize your Contract and the proceeds are settled under Settlement Options 3 or 3A (life income with annuity options) (assuming maximum fees and expenses of any of the Fund portfolios):

--------------------------------------------------------------------------------
                   1 year       3 years       5 years       10 years
--------------------------------------------------------------------------------
        Option 1   $  999       $1,097        $1,855        $3,845
        Option 2   $1,050       $1,255        $2,110        $4,314
--------------------------------------------------------------------------------

     b. If you annuitize your Contract and the proceeds are settled under Settlement Options 3 or 3A (life income with annuity options) (assuming minimum fees and expenses of any of the Fund portfolios):

--------------------------------------------------------------------------------
                   1 year       3 years       5 years       10 years
--------------------------------------------------------------------------------
        Option 1   $868         $679          $1,164        $2,503
        Option 2   $919         $844          $1,440        $3,051
--------------------------------------------------------------------------------

4. a. If you annuitize your Contract and the proceeds are settled under Settlement Options 1, 2 or 4 (annuity income without life contingencies) (assuming maximum fees and expenses of any of the Fund portfolios):

--------------------------------------------------------------------------------
                   1 year       3 years       5 years       10 years
--------------------------------------------------------------------------------
        Option 1   $  999       $1,661        $2,338        $3,845
        Option 2   $1,050       $1,810        $2,581        $4,314
--------------------------------------------------------------------------------




                                                       Summary of the Contract 6

     b. If you annuitize your Contract and the proceeds are settled under Settlement Options 1, 2 or 4 (annuity income without life contingencies) (assuming minimum fees and expenses of any of the Fund portfolios):

--------------------------------------------------------------------------------
                   1 year       3 years       5 years       10 years
--------------------------------------------------------------------------------
        Option 1   $868         $1,268        $1,683        $2,503
        Option 2   $919         $1,423        $1,945        $3,051
--------------------------------------------------------------------------------


For the purposes of the fee tables and the example, we assume that the Contract is owned during the accumulation period. (See "Charges and deductions".) On or after the annuity starting date, different fees and charges will apply.



OTHER CONTRACTS

We offer a variety of fixed and variable annuity contracts. They may offer features, including investments options, fees and/or charges that are different from those in the contracts offered by this Prospectus. Not every contract is offered through the same distributor. Upon request, your registered representative can show you information regarding other annuity contracts that he or she distributes. You can also contact us to find out more about any of MONY Life Insurance Company annuity contracts.


CONDENSED FINANCIAL INFORMATION


Please see Appendix I at the end of this prospectus for the unit values and the number of units outstanding as of the end of the periods shown for each of the variable investment options available as of December 31, 2005.



7 Summary of the Contract

2. Who is MONY Life Insurance Company?

--------------------------------------------------------------------------------

MONY LIFE INSURANCE COMPANY

We are MONY Life Insurance Company (the "Company"), a New York stock life insurance corporation organized in 1842. The Company is an indirect, wholly-owned subsidiary of AXA Financial, Inc., a holding company, which is itself an indirect, wholly-owned subsidiary of AXA. AXA is a French holding company for an international group of insurance and related financial services companies. As the ultimate sole shareholder of the Company, and under its other arrangements with the Company and its parent, AXA exercises significant influence over the operations and capital structure of the Company and its parent. AXA holds its interest in the Company through a number of other intermediate holding companies, including Oudinot Participations, AXA America Holdings Inc. and MONY Holdings, LLC. The Company is obligated to pay all amounts that are promised to be paid under the contracts. No company other than the Company, however, has any legal responsibility to pay amounts that the Company owes under the contracts.

Our general account supports all of our policy and contract guarantees, including those that apply to the Guaranteed Interest Account, as well as our general obligations.

The general account is subject to regulation and supervision by the Insurance Department of the State of New York and to the insurance laws and regulations of all jurisdictions where we are authorized to do business. Interests under the contracts in the general account have not been registered and are not required to be registered under the Securities Act of 1933 because of exemptions and exclusionary provisions that apply. The general account is not required to register as an investment company under the Investment Company Act of 1940 and it is not registered as an investment company under the Investment Company Act of 1940. The contract is a "covered security" under the federal securities laws.

We have been advised that the staff of the SEC has not reviewed the portions of this Prospectus that relate to the general account. The disclosure with regard to the general account, however, may be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

AXA Financial, Inc. and its consolidated subsidiaries managed approximately $643.4 billion in assets as of December 31, 2005. The Company is licensed to sell life insurance and annuities in all fifty states, the District of Columbia, Puerto Rico, the U.S. Virgin Islands and Guam. Our home office is located at 1290 Avenue of the Americas, New York, NY 10104.

On July 8, 2004, AXA Financial completed its acquisition of The MONY Group Inc., which was, prior to that date, the parent company of the Company.


MONY VARIABLE ACCOUNT A


MONY Variable Account A is a separate investment account of the Company. Presently, only Purchase Payments for individual flexible payment variable annuity contracts are permitted to be allocated to MONY Variable Account A. The assets in MONY Variable Account A are kept separate from the General Account assets and other separate accounts of the Company.

The Company owns the assets in MONY Variable Account A. The Company is required to keep assets in MONY Variable Account A that equal the total market value of the contract liabilities funded by MONY Variable Account A. Realized or unrealized income gains or losses of MONY Variable Account A are credited or charged against MONY Variable Account A assets without regard to the other income, gains or losses of the Company. Reserves and other liabilities under the contracts are assets of MONY Variable Account A. MONY Variable Account A assets are not chargeable with liabilities of the Company's other businesses. The assets of MONY Variable Account A are, however, available to cover the liabilities of our General Account to the extent that the assets of MONY Variable Account A exceed the liabilities of the contracts supported by it. The amount of some of our obligations under the Contracts is based on the assets in MONY Variable Account A. However, the obligations themselves are obligations of the Company.

MONY Variable Account A was authorized by the Board of Directors of the Company and established under New York law on November 28, 1990. MONY Variable Account A is registered under the Investment Company Act of 1940 (the "1940 Act") and is registered and classified under that act as a "unit investment trust". The SEC, however, does not manage or supervise the Company or MONY Variable Account
A. Although MONY Variable Account A is registered, the Securities and Exchange Commission ("SEC") does not monitor the activity of MONY Variable Account A on a daily basis. The Company is not required to register, and is not registered, as an investment company under the 1940 Act. A unit investment trust is a type of investment company. For state law purposes, MONY Variable Account A is treated as a part or division of the Company.

MONY Variable Account A is divided into subdivisions called subaccounts. Each subaccount invests only in shares of a designated portfolio of the Funds. For example, the EQ/Long Term Bond Subaccount invests solely in shares of the EQAdvisors Trust EQ/Long Term Bond Portfolio. These portfolios serve only as the underlying investment for variable annuity and variable life insurance contracts issued through separate accounts of the Company or other life insurance companies. The portfolios may also be available to certain pension accounts. The portfolios are not available directly to individual investors. Income and realized and unrealized gains or losses from assets of each subaccount are credited to or charged against that subaccount without regard to income, gains or losses in the other subaccounts, our General Account, or any other separate accounts. We reserve the right to credit or charge a subaccount in a different manner if required, or appropriate, by reason of a change in the law. In the future, we reserve the right, in compliance with the laws that apply, to establish addi-



                                          Who is MONY Life Insurance Company?  8
tional subaccounts; eliminate subaccounts; combine any two or more subaccounts; transfer the assets we determine to be the shares of the class of contracts to which the contracts belong from any subaccount to another subaccount; restrict or eliminate any voting rights as to the MONY Variable Account A; and cause one or more subaccounts to invest some or all of their assets in one or more other trusts or investment companies if marketing needs, tax considerations or investment conditions warrant. Future subaccounts may invest in other portfolios of the Funds or in other securities, as permitted by applicable law. Any new subaccounts may be made available to existing Contracts on a basis to be determined by us. If any of these changes are made, we may, by appropriate endorsement, and subject to applicable law, change the Contract to reflect the change.



9  Who is MONY Life Insurance Company?

3. The Funds

--------------------------------------------------------------------------------

Each available subaccount of MONY Variable Account A will invest only in the shares of the Funds. There is a separate subaccount which corresponds to each portfolio of a Fund offered under the Contract. The Funds are registered with the SEC under the 1940 Act. The Funds, or any of them, may withdraw from sale any or all the respective portfolios as allowed by applicable law. Not all Funds may be available in all states or in all markets.


You should note that some portfolios have objectives and strategies that are substantially similar to those of certain funds that are purchased directly rather than under a variable insurance product such as the Contract. These portfolios may even have the same manager(s) and/or a similar name. However, there are numerous factors that can contribute to differences in performance between two investments, particularly over short periods of time. Such factors include fees; the timing of stock purchases and sales; differences in fund cash flows; and specific strategies employed by the portfolio manager.


AXA Equitable Life Insurance Company ("AXA Equitable"), an affiliate of the Company, serves as the investment manager of the Portfolios of the EQ Advisors Trust. As such, AXA Equitable oversees the activities of the investment advisers with respect to the Trusts and is responsible for retaining or discontinuing the services of those advisers. The advisers for these Portfolios, listed in the chart below, are those who make the investment decisions for each Portfolio. The chart also indicates the investment manager for each of the other Portfolios.


------------------------------------------------------------------------------------------------------------------------------------
 Portfolio Name                  Objective                                                  Adviser (and Sub-Adviser, as applicable)
------------------------------------------------------------------------------------------------------------------------------------
 AIM VARIABLE INSURANCE
 FUNDS -- SERIES I SHARES
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. BASIC VALUE FUND       Long-term growth of capital.                               o A.I.M Advisors, Inc.
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. FINANCIAL SERVICES     Capital growth.                                            o A.I.M Advisors, Inc.
 FUND
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. GLOBAL HEALTH CARE     Capital growth.                                            o A.I.M Advisors, Inc.
 FUND
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. MID CAP CORE EQUITY    Long-term growth of capital.                               o A.I.M Advisors, Inc.
 FUND
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. TECHNOLOGY FUND        Seeks capital growth                                       o A.I.M Advisors, Inc.
------------------------------------------------------------------------------------------------------------------------------------
 THE ALGER AMERICAN FUND --
 CLASS 0 SHARES
------------------------------------------------------------------------------------------------------------------------------------
ALGER AMERICAN BALANCED         Seeks current income and long-term capital appreciation.   o Fred Alger Management, Inc.
 PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
ALGER AMERICAN MIDCAP           Seeks long-term capital appreciation.                      o Fred Alger Management, Inc.
 GROWTH PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
 DREYFUS INVESTMENT
 PORTFOLIOS -- SERVICE SHARES
------------------------------------------------------------------------------------------------------------------------------------
SMALL CAP STOCK INDEX           Seeks to match the performance of S & P Small Cap 600      o The Dreyfus Corporation
 PORTFOLIO                      Index.
------------------------------------------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST
------------------------------------------------------------------------------------------------------------------------------------
EQ/BEAR STEARNS SMALL           Seeks to achieve capital appreciation.                     o Bear Stearns Asset Management, Inc.
 COMPANY GROWTH
------------------------------------------------------------------------------------------------------------------------------------
EQ/BOSTON ADVISORS EQUITY       Seeks a combination of growth and income to achieve an     o Boston Advisors, LLC
 INCOME                         above-average and consistent total return.
------------------------------------------------------------------------------------------------------------------------------------
EQ/CALVERT SOCIALLY             Seeks long-term capital appreciation.                      o Calvert Asset Management Company, Inc.
 RESPONSIBLE                                                                                 and Bridgeway Capital Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/ENTERPRISE MODERATE          Seeks long-term capital appreciation and current income.   o AXA Equitable
 ALLOCATION
------------------------------------------------------------------------------------------------------------------------------------


                                                                    The Funds 10

 -----------------------------------------------------------------------------------------------------------------------------------
 Portfolio Name                  Objective                                                  Adviser (and Sub-Adviser, as applicable)
------------------------------------------------------------------------------------------------------------------------------------
EQ ADVISORS TRUST
------------------------------------------------------------------------------------------------------------------------------------
EQ/GAMCO MERGERS AND             Seeks to achieve capital appreciation.                      o GAMCO Asset Management Inc.
 ACQUISITIONS
------------------------------------------------------------------------------------------------------------------------------------
EQ/GAMCO SMALL COMPANY           Seeks to maximize capital appreciation.                     o GAMCO Asset Management Inc.
 VALUE
------------------------------------------------------------------------------------------------------------------------------------
EQ/GOVERNMENT SECURITIES         Seeks to maximize income and capital appreciation           o Mercury Advisors
                                 through investment in the highest credit quality debt
                                 obligations.
------------------------------------------------------------------------------------------------------------------------------------
EQ/LONG TERM BOND                Seeks to maximize income and capital appreciation           o Mercury Advisors
                                 through investment in long-maturity debt obligations.
------------------------------------------------------------------------------------------------------------------------------------
EQ/MERCURY BASIC VALUE           Seeks capital appreciation and secondarily, income.         o Mercury Advisors
 EQUITY
------------------------------------------------------------------------------------------------------------------------------------
EQ/MONTAG & CALDWELL             Seeks to achieve capital appreciation.                      o Montag & Caldwell, Inc.
 GROWTH
------------------------------------------------------------------------------------------------------------------------------------
EQ/MONEY MARKET                  Seeks to obtain a high level of current income, preserve    o The Dreyfus Corporation
                                 its assets and maintain liquidity.
------------------------------------------------------------------------------------------------------------------------------------
EQ/PIMCO REAL RETURN*            Seeks maximum real return consistent with preservation      o Pacific Investment Management
                                 of real capital and prudent investment management.            Company, LLC
------------------------------------------------------------------------------------------------------------------------------------
EQ/SHORT DURATION BOND           Seeks current income with reduced volatility of principal.  o Mercury Advisors
------------------------------------------------------------------------------------------------------------------------------------
EQ/UBS GROWTH AND INCOME         Seeks to achieve total return through capital appreciation  o UBS Global Asset Management
                                 with income as a secondary consideration.                     (Americas) Inc.
------------------------------------------------------------------------------------------------------------------------------------
 FRANKLIN TEMPLETON VARIABLE
 INSURANCE PRODUCTS TRUST --
 CLASS 2
------------------------------------------------------------------------------------------------------------------------------------
FRANKLIN INCOME SECURITIES       Seeks to maximize income while maintaining prospects        o Franklin Advisers, Inc.
 FUND                            for capital appreciation.
------------------------------------------------------------------------------------------------------------------------------------
FRANKLIN RISING DIVIDENDS        Seeks long-term capital appreciation, with preservation of  o Franklin Advisory Services, LLC
 SECURITIES FUND                 capital as an important consideration.
------------------------------------------------------------------------------------------------------------------------------------
FRANKLIN ZERO COUPON FUND        Seeks as high an investment return as is consistent with    o Franklin Advisers, Inc.
 2010                            capital preservation.
------------------------------------------------------------------------------------------------------------------------------------
 JANUS ASPEN SERIES -- INSTITU-
 TIONAL & SERVICE SHARES
------------------------------------------------------------------------------------------------------------------------------------
FLEXIBLE BOND PORTFOLIO          Seeks to obtain maximum total return, consistent with       o Janus Capital Management LLC
                                 preservation of capital.
------------------------------------------------------------------------------------------------------------------------------------
FORTY PORTFOLIO**                Seeks long-term growth of capital by normally investing     o Janus Capital Management LLC
                                 in a core group of 20-40 common stocks.
------------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL GROWTH             Seeks long-term growth of capital.                          o Janus Capital Management LLC
 PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
 LORD ABBETT SERIES FUND --
 CLASS VC
------------------------------------------------------------------------------------------------------------------------------------
BOND-DEBENTURE PORTFOLIO         Seeks high current income and the opportunity for capital   o Lord, Abbett & Co. LLC
                                 appreciation to produce a high total return.
------------------------------------------------------------------------------------------------------------------------------------
GROWTH AND INCOME                Seeks long-term growth of capital and income without        o Lord, Abbett & Co. LLC
 PORTFOLIO                       excessive fluctuations in market value.
------------------------------------------------------------------------------------------------------------------------------------
MID-CAP VALUE PORTFOLIO          Seeks capital appreciation through investments, primarily   o Lord, Abbett & Co. LLC
                                 in equity securities, which are believed to be undervalued in the marketplace.
------------------------------------------------------------------------------------------------------------------------------------


11 The Funds

 -----------------------------------------------------------------------------------------------------------------------------------
 Portfolio Name                  Objective                                                  Adviser (and Sub-Adviser, as applicable)
------------------------------------------------------------------------------------------------------------------------------------
MFS(R) VARIABLE INSURANCE
TRUST(SM) -- INITIAL CLASS
------------------------------------------------------------------------------------------------------------------------------------
MFS(R) MID CAP GROWTH SERIES    Seeks long-term growth of capital.                          o Massachusetts Financial Services
                                                                                              Company
------------------------------------------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES     Seeks capital appreciation.                                 o Massachusetts Financial Services
                                                                                              Company
------------------------------------------------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES      Seeks mainly to provide above-average income consistent     o Massachusetts Financial Services
                                with the prudent employment of capital and to provide a       Company
                                reasonable opportunity for growth of capital and income.
------------------------------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES         Seeks capital growth and current income.                    o Massachusetts Financial Services
                                                                                              Company
------------------------------------------------------------------------------------------------------------------------------------
 OLD MUTUAL
 INSURANCE SERIES FUND
------------------------------------------------------------------------------------------------------------------------------------
OLD MUTUAL MID-CAP              Seeks to provide above average total return over a 3 to 5   o Old Mutual Capital, Inc. (subadvised
 PORTFOLIO                      year market cycle, consistent with reasonable risk.           by Liberty Ridge Capital, Inc.)
------------------------------------------------------------------------------------------------------------------------------------
OLD MUTUAL SELECT VALUE         Seeks to provide long-term growth of capital and income.    o Old Mutual Capital, Inc. (subadvised
 PORTFOLIO                      Current income is a secondary objective.                      by Liberty Ridge Capital, Inc.)
------------------------------------------------------------------------------------------------------------------------------------
 OPPENHEIMER VARIABLE
 ACCOUNT FUNDS -- SERVICE
 CLASS
------------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL              Seeks long-term capital appreciation.                       o Oppenheimer-Funds, Inc.
 SECURITIES FUND/VA
------------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET         Seeks high total return from equity and debt securities.    o Oppenheimer-Funds, Inc.
 FUND(R)/VA
------------------------------------------------------------------------------------------------------------------------------------
 PIMCO VARIABLE INSURANCE
 TRUST -- ADMINISTRATIVE
 CLASS
------------------------------------------------------------------------------------------------------------------------------------
GLOBAL BOND PORTFOLIO           Seeks to maximize total return, consistent with preserva-   o Pacific Investment Management Company,
 (UNHEDGED)                     tion of capital and prudent investment management.            LLC
------------------------------------------------------------------------------------------------------------------------------------
REAL RETURN PORTFOLIO*          Seeks to maximize real return, consistent with preserva-    o Pacific Investment Management Company,
                                tion of real capital, and prudent investment management.      LLC
------------------------------------------------------------------------------------------------------------------------------------
STOCKSPLUS GROWTH AND           An enhanced S&P 500 index strategy that seeks total         o Pacific Investment Management Company,
 INCOME PORTFOLIO               return, which exceeds the return of the S&P 500 Index.        LLC
------------------------------------------------------------------------------------------------------------------------------------
 PROFUNDS -- INSURANCE
 SHARES
------------------------------------------------------------------------------------------------------------------------------------
PROFUND VP BEAR                 Seeks daily investment results, before fees and expenses    o ProFund Advisors
                                that correspond to the inverse (opposite) of the daily
                                performance of the S&P 500 Index.
------------------------------------------------------------------------------------------------------------------------------------
PROFUND VP RISING RATES         Seeks daily investment results, before fees and expenses,   o ProFund Advisors
 OPPORTUNITY                    that correspond to one and one-quarter times (125%)
                                the inverse (opposite) of the daily price movement of the
                                most recently issued 30-year U.S. Treasury Bond ("Long
                                Bond").
------------------------------------------------------------------------------------------------------------------------------------
PROFUND VP ULTRABULL            Seeks daily investment results, before fees and expenses,   o ProFund Advisors
                                that correspond to twice (200%) the daily performance of
                                the S&P 500 Index.
------------------------------------------------------------------------------------------------------------------------------------
 THE UNIVERSAL INSTITUTIONAL
 FUNDS, INC. -- SHARE CLASS I
------------------------------------------------------------------------------------------------------------------------------------
EMERGING MARKETS EQUITY         Seeks long-term capital appreciation by investing prima-    o Morgan Stanley Investment Management
 PORTFOLIO                      rily in growth-oriented equity securities of issuers in     Inc., which does business in certain
                                emerging market countries.                                  instances using the name "Van Kampen,"
                                                                                            is the investment adviser to The
                                                                                            Universal Institutional Funds, Inc.
------------------------------------------------------------------------------------------------------------------------------------


                                                                    The Funds 12

------------------------------------------------------------------------------------------------------------------------------------
 Portfolio Name                  Objective                                                  Adviser (and Sub-Adviser, as applicable)
------------------------------------------------------------------------------------------------------------------------------------
THE UNIVERSAL INSTITUTIONAL
FUNDS, INC. -- SHARE CLASS I
------------------------------------------------------------------------------------------------------------------------------------

GLOBAL VALUE EQUITY          Seeks long-term capital appreciation by investing prima-      o Morgan Stanley Investment Management
 PORTFOLIO                   rily in equity securities of issuers throughout the world,      Inc., which does business in certain in
                             including U.S. issuers.                                         instances using the name "Van Kampen,"
                                                                                             is the investment adviser to The
                                                                                             Universal Institutional Funds, Inc.
------------------------------------------------------------------------------------------------------------------------------------
U.S. REAL ESTATE PORTFOLIO   Seeks to provide above average current income and long-       o Morgan Stanley Investment Management
                             term capital appreciation by investing primarily in equity      Inc., which does business in certain in
                             securities of companies in the U.S. real estate industry,       instances using the name "Van Kampen,"
                             including real estate investment trusts.                        is the investment adviser to The
                                                                                             Universal Institutional Funds, Inc.
------------------------------------------------------------------------------------------------------------------------------------



* Since May 9, 2005, both of these portfolios have been managed by the same portfolio manager using the same investment strategy. The Real Return Portfolio is advised by Pacific Investment Management Company, LLC ("PIMCO"). For the EQ/PIMCO Real Return portfolio, AXA Equitable serves as the overall investment manager, and PIMCO is the subadviser that provides the day-to-day investment management. Both portfolio invest primarily in inflation-indexed bonds. The two portfolios are different funds with different boards of directors and thus may have different fees and performance. Please read the prospectus for each portfolio before choosing the subaccount in which to invest.

** Unlike all the other Funds, the Janus Aspen Series Forty Portfolio is a non-diversified, open-end management investment company. A non-diversified Fund may hold a larger posi tion in a smaller number of securities than a diversified Fund. This means that a single security's increase or decrease in value may have a greater impact on the return and net asset value of a non-diversified Fund than a diversified Fund.


You should consider the investment objectives, risks and charges and expenses of the Portfolios carefully before investing. Share classes, where applicable, are defined in the corresponding Fund prospectus. The prospectuses for the Fund contain this and other important information about the portfolios. The prospectuses should be read carefully before investing. In order to obtain copies of Fund prospectuses that do not accompany this Prospectus, you may call one of our customer service representatives at 1-800-487-6669.


Each Owner should periodically review their allocation of Purchase Payments and Fund Value among the subaccounts and the Guaranteed Interest Account in light of their current objectives, the current market conditions, and the risks of investing in each of the Funds' various portfolios. A full description of the objectives, policies, restrictions, risks and expenses for each of the Funds' portfolios can be found in prospectus for each of the Funds.



13 The Funds

PURCHASE OF PORTFOLIO SHARES BY MONY VARIABLE ACCOUNT A

MONY Variable Account A will buy and redeem shares from the Funds at net asset value. Shares will be redeemed when needed for the Company to:

o collect charges under the Contracts;

o pay Cash Value on full surrenders of the Contracts;

o fund partial surrenders;

o provide benefits under the Contracts; and

o transfer assets from one subaccount to another or between one or more subaccounts of MONY Variable Account A and the Guaranteed Interest Account as requested by Owners.

Any dividend or capital gain distribution received from a portfolio of a Fund will be:

o reinvested immediately at net asset value in shares of that portfolio;or

o kept as assets of the corresponding subaccount.

--------------------------------------------------------------------------------
CASH VALUE -- The Contract's Fund Value, less (1) any applicable surrender charge, and (2) any outstanding debt.
--------------------------------------------------------------------------------

Shares of the Funds are not sold directly to the general public. They are sold to the Company, and may be sold to other insurance companies that issue variable annuity and variable life insurance contracts. In addition, they may be sold to retirement plans.

When a Fund sells shares in any of its portfolios both to variable annuity and to variable life insurance company separate accounts, it engages in mixed funding. When a Fund sells shares in any of its portfolios to separate accounts of unaffiliated life insurance companies, it engages in shared funding. Each Fund may engage in mixed and shared funding. Therefore, due to differences in redemption rates or tax treatment, or other considerations, the interests of various shareholders participating in a Fund could conflict.

The Boards of Directors or Trustees of each of the Funds monitor the respective Fund for the existence of material irreconcilable conflict between the interests of variable annuity Owners and variable life insurance Owners. The Boards shall report any such conflict to the boards of the Company and its affiliates. The Boards of Directors of the Company and its affiliates have agreed to be responsible for reporting any potential or existing mixed or shared funding conflicts to the Directors and Trustees of each of the relevant Funds. The Boards of Directors of the Company and its affiliates will remedy any conflict at their own cost. The remedy may include establishing a new registered management investment company and segregating the assets underlying the variable annuity contracts and the variable life insurance contracts.

GUARANTEED INTEREST ACCOUNT

The Guaranteed Interest Account is a part of the Company's General Account and consists of all the Company's assets other than assets allocated to separate investment accounts of the Company, including MONY Variable Account A.


--------------------------------------------------------------------------------
ACCUMULATION PERIOD -- Currently one year. The Period starts on the Business
Day that falls on, or next follows the date the Purchase Payment is transferred into the Guaranteed Interest Account and ends on the monthly contract anniversary immediately prior to the last day of that Period.
--------------------------------------------------------------------------------


CREDITING OF INTEREST. Any Net Purchase Payments you as Owner of the Contract allocate to the Guaranteed Interest Account will be credited with interest at the rate declared by the Company for one year Accumulation Periods. If you allocate Purchase Payments to the Guaranteed Interest Account, your allocation will automatically begin a new Accumulation Period as of the date you allocate the payment. The Accumulation Period will end on your monthly contract anniversary date immediately prior to the end of that period. If you transfer funds from the Guaranteed Interest Account, you will choose the Accumulation Period from which such transfer will be made. Before the beginning of each calendar month, the Company will declare an interest rate for the current Accumulation Period, if those rates will be higher than the guaranteed rate. Each interest rate declared by the Company will be applicable for all Net Purchase Payments received or transfers from MONY Variable Account A completed within the period during which it is effective. Within 45 days, but not less than 15 days before the Accumulation Period expires, we will notify you of the new rate we are then declaring. When the period expires, you may elect to transfer the entire amount allocated to the expiring Accumulation Period to MONY Variable Account A. If you make no election, the entire amount allocated to the expiring Accumulation Period will automatically be held for a one year period. If that period will extend beyond the maturity date, the money will be transferred into the Money Market subaccount. The Company guarantees that the rate credited will not be less than 3.5% annually (0.0094%, compounded daily). You bear the risk that we will not declare interest in excess of that 3.5% rate. If you allocate Purchase Payments to (or transfer funds to or from) the Guaranteed Interest Account the amount of such allocation must maintain a Fund Value in such account of at least $2,500.

SURRENDERS, TRANSFERS OR LOANS. When you as Owner request Fund Values from the Guaranteed Interest Account be transferred to MONY Variable Account A, surrendered, loaned to you, or used to pay any charge imposed in accordance with the Contract, you should tell the Company the source by interest rate Accumulation Period of amounts you request be transferred, surrendered, loaned, or used to pay charges. If you do not specify an Accumulation Period, your transaction will be processed using the Accumulation Periods in the order in which money was most recently allocated.


                                                                   The Funds  14

4. Detailed information about the contract

--------------------------------------------------------------------------------

The Fund Value in MONY Variable Account A and in the Guaranteed Interest Account provide many of the benefits of your Contract. The information in this section describes the benefits, features, charges and major provisions of the Contract and the extent to which those depend upon the Fund Value, particularly the Fund Value in MONY Variable Account A.



PAYMENT AND ALLOCATION OF PURCHASE PAYMENTS


ISSUE AGES

The issue ages for the two benefit option packages available under the Contract vary as per the table below. The maximum issue age of the Annuitant for Option 1 is 80. The maximum issue age of the Annuitant for Option 2 is 79.


--------------------------------------------------------------------------------
                           Option 1         Option 2
--------------------------------------------------------------------------------
   Issue Ages              0-80             0-79
--------------------------------------------------------------------------------

ISSUANCE OF THE CONTRACT

Individuals who want to buy a Contract must:

(1) Complete an application;

(2) Personally deliver the application to:


   (a) A licensed agent of the Company who is also a registered representative of AXA Advisors, LLC or AXA Distributors, LLC (together, the "Distributors") who act as the principal underwriters for the Contracts, or

   (b) A licensed agent who is also a registered representative of a broker dealer which had been authorized by the Distributors to sell the Contract; and

(3) Pay the minimum initial Purchase Payment.


If we receive a completed application and all other information necessary for processing a purchase order at our Operations Center, we will apply your initial Purchase Payment no later than two Business Days after we receive the order. While attempting to finish an incomplete application, we may hold your initial Purchase Payment for no more than five Business Days. If an incomplete application cannot be completed within those five days, we will inform you of the reasons, and will return your Purchase Payment immediately (unless you specifically authorize us to keep it until the application is complete). Once you complete your application, we must apply the initial Purchase Payment within two Business Days. We will apply any additional Purchase Payments you make on the Business Day we receive them at our Operations Center.


The Contract may be used with certain tax qualified plans. The Contract includes attributes such as tax deferral on accumulated earnings. Qualified retirement plans provide their own tax deferral benefit; the purchase of this Contract does not provide additional tax deferral benefits beyond those provided in the Qualified Plan. Accordingly, if you are purchasing this Contract, you should purchase it for its death benefit, annuity benefits, and other non-tax related benefits. Please consult a tax adviser for information specific to your circumstances in order to determine whether the Contract is an appropriate investment for you.

The minimum initial Purchase Payment for individuals varies depending upon the use of the Contract and the method of purchase. The chart below shows the minimum initial Purchase Payment for each situation.



------------------------------------------------------------------------------------------------------------
 Use of Contract or Method of Making Purchase Payment                    Minimum Initial Purchase Payment
------------------------------------------------------------------------------------------------------------
Individual retirement accounts and annuities under Section 408 of the   $2,000
Code (other than Simplified Employee Pensions), including Roth IRAs under Section 408A of the Code (no longer available to new purchas-
ers).
------------------------------------------------------------------------------------------------------------
Non-Qualified Contracts (no longer available to new purchasers).        Option 1.....................$5,000
                                                                        Option 2....................$10,000
------------------------------------------------------------------------------------------------------------
H.R. 10 plans (self-employed individuals' retirement plans under Sec-   $  600
tion 401 of the Code) (no longer available to new purchasers) and
Simplified Employee Pensions under Section 408 of the Code (no longer available to new purchasers).
------------------------------------------------------------------------------------------------------------

15 Detailed information about the contract

-----------------------------------------------------------------------------------------------------------------------------------
Certain corporate or association retirement plans                    $600
-----------------------------------------------------------------------------------------------------------------------------------
Annuity purchase plans sponsored by certain tax-exempt organiza-     $600
tions, governmental entities and deferred compensation plans under
Section 457 of the Code
-----------------------------------------------------------------------------------------------------------------------------------
Payroll deduction and automatic checking account withdrawal plans.   Annualized rate of $600 (i.e., $600 per year, $300
                                                                     semiannually, $150
                                                                     quarterly or $50 per month)
-----------------------------------------------------------------------------------------------------------------------------------
Government Allotment Plans                                           $50 per month
-----------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
GOVERNMENT ALLOTMENT PLANS -- Payroll deduction plans used for financial products by government employees.
--------------------------------------------------------------------------------

Additional Purchase Payments may be made at any time before the Annuity starting date as long as the Annuitant is living. However, for certain automatic payment plans, the smallest additional payment is $50.

The Company reserves the right to revise its rules from time to time to specify different minimum Purchase Payments. In addition, the prior approval of the Company is needed before it will accept a Purchase Payment if, "that would cause Cumulative Purchase Payments, less any partial surrenders and their surrender charges, to exceed $1,500,000."


The Company reserves the right to reject an application for any reason permitted by law.

Net Purchase Payments received before the Effective Date will be held in the Company's General Account and will be credited with interest at not less than 3.5% per year if:


(1) the Contract is issued by the Company, and

(2) the Contract is delivered to the Owner.

No interest will be paid if the Contract is not issued or if it is declined by the Owner.


These amounts will be held in the General Account pending end of the right to return contract period. (See below.)

--------------------------------------------------------------------------------
EFFECTIVE DATE -- The date the Contract begins as shown in the Contract.
--------------------------------------------------------------------------------


TAX-FREE `SECTION 1035' EXCHANGES

The Owner can generally exchange one annuity contract for another in a `tax-free exchange' under Section 1035 of the Internal Revenue Code. Similar rules may apply to changing the funding vehicle in a Qualified Plan. Before making the exchange, the Owner should compare both contracts carefully. Remember that if you exchange another contract for the one described in this prospectus, you might have to pay a surrender charge on the old contract. There will be a new surrender charge period for this Contract and other charges may be higher (or lower) and the benefits may be different. If the exchange does not qualify for Section 1035 treatment, the Owner may have to pay federal income tax, and penalty taxes on the exchange. The Owner should not exchange another contract for this one unless he or she determines, after knowing all the facts, that the exchange is in the Owner's best interest and not just better for the person trying to sell the Owner this Contract (that person will generally earn a commission if the Owner buys this Contract through an exchange or otherwise).

RIGHT TO RETURN CONTRACT PROVISION


The Owner may return the Contract during the (right to return contract period (usually within 10 days of the delivery date or any longer period if required by applicable state law). The Contract must be returned to the Company or any agent of the Company. When the Company receives the Contract, it will be voided as if it were never in effect. Unless state law requires otherwise, the amount to be refunded is equal to the Purchase Payments received by the Company, less any partial surrenders you made. During the right to return contract period, Purchase Payments will be retained in the Company's General Account and will earn interest at a rate not less than 3.50% per year. If you have not returned the Contract at the end of the right to return contract period, we transfer the Net Purchase Payments with interest to the subaccounts and/or the Guaranteed Interest Account.


ALLOCATION OF PAYMENTS AND FUND VALUE

ALLOCATION OF PAYMENTS. On the application, the Owner may allocate Net Purchase Payments to any of the available subaccounts of MONY Variable Account A or to the Guaranteed Interest Account. Net Purchase Payments (and any interest thereon) are held in the General Account if they are received before the end of the right to return Contract period.


The portion of Net Purchase Payments allocated to the Guaranteed Interest Account will be held in the Guaranteed Interest Account of the General Account for the specified period and will be credited with interest at the rate declared by the Company for that specified period. The portion of Net Purchase Payments allocated to subaccounts of MONY Variable Account A will earn 3.5% annual interest until the right to return contract period expires. (See "Right to return contract provision" above.) After the right to return Contract period has expired, the value of Net Purchase Payments allocated to subaccount of MONY Variable Account A will automatically be transferred to MONY Variable Account A subaccount(s) according to the Owner's percentage allocation.


After the right to return Contract period, under a non-automatic payment plan, if the Owner does not:

(1) specify the amount to be allocated among subaccounts, or

(2) specify the percentage to be allocated among subaccounts, or

(3) the amount or percentage specified is incorrect or incomplete,

the Net Purchase Payments will be allocated under the Owner's most recent instructions on record with the Company. The percentage specified must not be less than 5% of the Net Purchase Payment and must total 100%. For automatic payment plans, Net Purchase Payments will be allocated according to the Owner's most recent instructions on record.


                                     Detailed information about the contract  16

The Owner may change the specified allocation formula for future Net Purchase Payments at any time without charge by sending written notification to the Company at the Operations Center. Prior allocation instructions may also be changed by telephone, facsimile or via the web subject to the rules of the Company and its right to terminate or modify telephone, facsimile or via the web allocation. The Company reserves the right to deny any telephone allocation request. (See "Telephone/fax/web transactions.") Any such change, whether made in writing or by telephone, facsimile or via the web, will be effective 7 days after we receive notice of the change, in accordance with the requirements of state insurance departments and the Investment Company Act of 1940.

CALCULATING UNIT VALUES FOR EACH SUBACCOUNT

When allocated Net Purchase Payments are received, they are credited to subaccounts of MONY Variable Account A in the form of units. The number of units is determined by dividing the dollar amount allocated to a particular subaccount by the unit value for that subaccount for the Business Day on which the Purchase Payment is received.

To determine the unit value of a subaccount on each Business Day, the Company takes the prior Business Day's unit value and multiplies it by the Net Investment Factor for the current Business Day. The Net Investment Factor is used to measure the investment performance of a subaccount from one Business Day to the next. The Net Investment Factor for each subaccount equals:

(1) the net asset value per share of each Fund held in the subaccount at the end of the current Business Day divided by

(2) the net asset value per share of each Fund held in the subaccount at the end of the prior Business Day, minus

(3) the daily mortality and expense risk charge and any other applicable charges adjusted for the number of calendar days in the period.

The unit value of these subaccounts may increase, decrease or remain the same from Business Day to Business Day. The unit value depends on the investment performance of the portfolio of the Fund in which the subaccount invests and any expenses and charges deducted from MONY Variable Account A. The Owner bears the entire investment risk. Owners should periodically review their allocations of payments and values in light of market conditions and overall financial planning requirements.

CALCULATION OF GUARANTEED INTEREST ACCOUNT FUND VALUE

Net Purchase Payments to be allocated to the Guaranteed Interest Account will be credited on:

(1) the date received at the Operations Center, or

(2) if the day Net Purchase Payments are received is not a Business Day, then on the next Business Day.

Interest will be credited daily.

CALCULATION OF FUND VALUE

The Contract's Fund Value will reflect:

o the investment performance of the selected subaccount(s) of MONY Variable Account A;

o amounts credited (including interest) to the Guaranteed Interest Account;

o any Net Purchase Payments;

o any transfer charges;

o any partial surrenders;

o any outstanding debt; and

o all Contract charges (including surrender charges) imposed.

There is no guaranteed minimum Fund Value, except to the extent Net Purchase Payments have been allocated to the Guaranteed Interest Account. Because a Contract's Fund Value at any future date will be dependent on a number of variables, it cannot be predetermined.


The Fund Value will be computed first on the Effective Date and thereafter on each Business Day. On the Effective Date, the Contract's Fund Value will be the Net Purchase Payments received on or before the Effective Date plus any interest credited on those Payments during the period when Net Purchase Payments are held in the General Account. (See "Issuance of the contract".)


After amounts allocated to the subaccounts are transferred from the General Account to MONY Variable Account A on each Business Day, the Contract's Fund Value will be computed as follows:

(1) Determine the aggregate of the Fund Values attributable to the Contract in each of the subaccounts on that Business Day. This is done by multiplying the subaccount's unit value on that date by the number of subaccount units allocated to the Contract. The computation of the Contract's Fund Value in the subaccount is done before any other Contract transactions on that Business Day.

(2) Add any amount credited to the Guaranteed Interest Account before that Business Day. This amount is the aggregate of all Net Purchase Payments allocated to the Guaranteed Interest Account and:

    o The addition of any interest credited.

    o Addition or subtraction of any amounts transferred.

    o Subtraction of any partial surrenders and their surrender charges.

    o Subtraction of any Contract charges, surrender charges and transfer charges.

(3) Add the value held in the loan account (if your Contract permits loans) and interest credited on that day on that amount;

(4) Add any Net Purchase Payment received on that Business Day;

(5) Subtract any partial surrender amount (reflecting any surrender charge) made on that Business Day;

(6) Subtract any annual contract charge and/or transfer charge deductible on that Business Day.

Regarding (1) above, for each subaccount we multiply the number of units credited to that subaccount by its unit value on that Business Day. The multiplication is done before the purchase or redemption of any units on that Business Day.


17  Detailed information about the contract

If a transaction would ordinarily require that the Contract's Fund Value be computed for a day that is not a Business Day, the next following Business Day will be used.


TRANSFERS. You may transfer the value of the Contract among the subaccounts after the right to return Contract period has expired by sending a proper written request to the Company's Operations Center. Transfers may be made by telephone, facsimile or via the web if proper authorization has been received at the Company's Operations Center. (See "Telephone/fax/web transactions.") Transfers will be executed at the net asset value next calculated by the Company if the transfer instruction is received before 4:00 P.M. (Eastern Time) on a day on which the New York Stock Exchange is open for business. If the New York Stock Exchange is not open for business on the day of receipt, the transfer instruction will be executed at the net asset value calculated at the close of business on the first day thereafter on which the New York Stock Exchange is open for business. Such transfers are subject to the Company's rules and conditions for such privilege. Currently, there are no limitations on the number of transfers between subaccounts. Our current transfer restrictions are set forth in the "Disruptive transfer activity" section below. Transfers may be postponed for any period during which


(1) the New York Stock Exchange is closed other than customary weekend and holiday closings, or

(2) trading on the New York Stock Exchange is restricted as determined by the Securities and Exchange Commission, or

(3) an emergency exists as a result of which disposal of securities held by the Fund is not reasonably practicable or it is not reasonably practicable to determine the value of the net assets of the Fund.


A transfer charge is not currently imposed on transfers. (See "Deductions from fund value -- Transfer charge".) However, the Company reserves the right to impose a charge which will not exceed $25 per transfer after the first twelve transfers in any Contract Year. If imposed the charge will be deducted from the subaccount(s) or the Guaranteed Interest Account from which the amounts are transferred. This charge is in addition to the amount transferred. All transfers in a single request are treated as one transfer transaction. A transfer resulting from the first reallocation of Fund Value at the end of the right to return Contract period and transfers made at the end of an Accumulation Period of amounts allocated to the Guaranteed Interest Account will not be subject to a transfer charge. Under present law, transfers are not taxable transactions.


--------------------------------------------------------------------------------
CONTRACT YEAR -- Any period of twelve (12) months commencing with the Effective Date and each Contract Anniversary thereafter.

CONTRACT ANNIVERSARY -- An anniversary of the Effective Date of the Contract.
--------------------------------------------------------------------------------

TRANSFERS INVOLVING THE GUARANTEED INTEREST ACCOUNT. Transfers may be made from the Guaranteed Interest Account at any time. We will not accept a transfer request if it will reduce the Fund Value in the Guaranteed Interest Account to less than $2,500.


TRANSFERS BY THIRD PARTIES. As a convenience to Owners, the Company may allow an Owner to give certain third parties the right to effect transfers on the Owner's behalf. However, when the same third party possesses this ability on behalf of many Owners, the result can be simultaneous transfers involving large amounts of Fund Value. Such transfers can disrupt the orderly management of the portfolios underlying the Contract, can result in higher costs to Owners, and are generally not compatible with the long-range goals of Owners. The Company believes that such simultaneous transfers effected by such third parties are not in the best interests of all shareholders of the Funds underlying the Contracts, and the management of the Funds share this position. Therefore, the Company may limit or disallow transfers made by a third party. The Company will mail notification to an Owner within one Business Day if it does not execute a transfer. The limitations on transfers by third parties do not, however, prevent Owners from making their transfer requests, subject to the Company's disruptive transfer provisions. (See "Payment and allocation of Purchase Payments -- Disruptive transfer activity.").


TELEPHONE/FAX/WEB TRANSACTIONS

Prior allocation instructions may be changed or transfers requested by telephone, fax or via the web subject to the Company's rules and the Company's right to modify or terminate the telephone/fax/web privilege. The Company reserves the right to deny any telephone, fax or web request.


If all telephone lines are busy or the Internet is not available (for example, during periods of substantial market fluctuations), Owners may be unable to request telephone, fax or web allocation changes or transfers by telephone, fax or web. In such cases, an Owner would submit a written request.

The Company has adopted rules relating to changes of allocations by telephone, fax or the web which, among other things, outlines procedures designed, and which the Company believes are reasonable, to prevent unauthorized instructions. If the Owner does not follow these procedures:

(1) the Company shall not be liable for any loss as a result of following fraudulent telephone instructions, and


(2) the Owner will therefore bear the entire risk of loss due to fraudulent telephone instructions.

A copy of the rules and the Company's form for electing telephone or fax allocation and transfer privileges is available from licensed agents of the Company who are also registered representatives by calling 1-800-487-6669. The telephone or fax allocation and transfer privileges may also be elected by completing the telephone or fax authorization. The Company's form or a Contract application with a completed telephone or fax authorization must be signed and received at the Company's Operations Center before telephone or fax allocation instructions will be accepted. To elect web allocation and transfer privileges, you must log on to www.AXAonline.com, and register for online account access. This online application must be electronically signed and received by the Company via the internet before web transaction instructions will be accepted.


SPECIAL NOTE ON RELIABILITY. Please note that the internet and our telephone system may not always be available. Any system, whether it is yours, your service provider's, or your registered representative's, can


                                     Detailed information about the contract  18
experience unscheduled outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you can make your transactions by writing our Operations Center.



DISRUPTIVE TRANSFER ACTIVITY

You should note that the contract is not designed for professional "market timing" organizations, or other organizations or individuals engaging in a market timing strategy. The contract is not designed to accommodate programmed transfers, frequent transfers or transfers that are large in relation to the total assets of the underlying portfolio.

Frequent transfers, including market timing and other program trading or short-term trading strategies, may be disruptive to the underlying portfolios in which the subaccounts invest. Disruptive transfer activity may adversely affect performance and the interests of long-term investors by requiring a portfolio to maintain larger amounts of cash or to liquidate portfolio holdings at a disadvantageous time or price. For example, when market timing occurs, a portfolio may have to sell its holdings to have the cash necessary to redeem the market timer's investment. This can happen when it is not advantageous to sell any securities, so the portfolio's performance may be hurt. When large dollar amounts are involved, market timing can also make it difficult to use long-term investment strategies because a portfolio cannot predict how much cash it will have to invest. In addition, disruptive transfers or purchases and redemptions of portfolio investments may impede efficient portfolio management and impose increased transaction costs, such as brokerage costs, by requiring the portfolio manager to effect more frequent purchases and sales of portfolio securities. Similarly, a portfolio may bear increased administrative costs as a result of the asset level and investment volatility that accompanies patterns of excessive or short-term trading. Portfolios that invest a significant portion of their assets in foreign securities or the securities of small- and mid-capitalization companies tend to be subject to the risks associated with market timing and short-term trading strategies to a greater extent than portfolios that do not. Securities trading in overseas markets present time zone arbitrage opportunities when events affecting portfolio securities values occur after the close of the overseas market but prior to the close of the U.S. markets. Securities of small- and mid-capitalization companies present arbitrage opportunities because the market for such securities may be less liquid than the market for securities of larger companies, which could result in pricing inefficiencies. Please see the prospectuses for the underlying portfolios for more information on how portfolio shares are priced.

We currently use the procedures described below to discourage disruptive transfer activity. You should understand, however, that these procedures are subject to the following limitations: (1) they primarily rely on the policies and procedures implemented by the underlying portfolios; (2) they do not eliminate the possibility that disruptive transfer activity, including market timing, will occur or that portfolio performance will be affected by such activity; and (3) the design of market timing procedures involves inherently subjective judgments, which we seek to make in a fair and reasonable manner consistent with the interests of all policy and contract owners.

We currently require that any transfer request of $250,000 or more must be submitted in writing to our customer service office by U.S. mail (first class). Overnight mail is not permitted for those transfer requests. We measure the $250,000 threshold on a daily basis and combine transfer activities for all contracts with the same or related owner. We do not permit exceptions to this policy. We may change this policy, and any new or revised policy will apply to all contract owners uniformly.

We offer subaccounts with underlying portfolios that are part of the EQ Advisors Trust, as well as subaccounts with underlying portfolios of outside trusts with which AXA Equitable has entered participation agreements (the "unaffiliated trusts" and, collectively with the EQ Advisors Trust, the "trusts"). The EQ Advisors Trust has adopted policies and procedures regarding disruptive transfer activity. The EQ Advisors Trust discourages frequent purchases and redemptions of portfolio shares and will not make special arrangements to accommodate such transactions. The EQ Advisors Trust aggregates inflows and outflows for each portfolio on a daily basis. On any day when a portfolio's net inflows or outflows exceed an established monitoring threshold, the EQ Advisors Trust obtains from us contract owner trading activity. The EQ Advisors Trust currently considers transfers into and out of (or vice versa) the same subaccount within a five business day period as potentially disruptive transfer activity. Each unaffiliated trust may have its own policies and procedures regarding disruptive transfer activity. If an unaffiliated trust advises us that there may be disruptive activity from one of our contract owners, we will work with the unaffiliated trust to review contract owner trading activity. In most cases, each trust reserves the right to reject a transfer that it believes, in its sole discretion, is disruptive (or potentially disruptive) to the management of one of its portfolios. Please see the prospectuses for the trusts for more information. When a contract owner is identified as having engaged in a potentially disruptive transfer under the contract for the first time, a letter is sent to the contract owner explaining that there is a policy against disruptive transfer activity and that if such activity continues certain transfer privileges may be eliminated. If and when the contract owner is identified a second time as engaged in potentially disruptive transfer activity under the contract, we currently prohibit the use of voice, fax and automated transaction services. We currently apply such action for the remaining life of each affected contract. We or a trust may change the definition of potentially disruptive transfer activity, the monitoring procedures and thresholds, any notification procedures, and the procedures to restrict this activity. The current and any new or revised policies and procedures will apply to all contract owners uniformly. We do not permit exceptions to our policies restricting disruptive transfer activity.

It is possible that a trust may impose a redemption fee designed to discourage frequent or disruptive trading by contract owners. As of the date of this prospectus, no trust available under the contract had implemented such a fee. If a redemption fee is implemented by a trust, that fee, like any other trust fee, will be borne by the contract owner.

Contract owners should note that it is not always possible for us and the trusts to identify and prevent disruptive transfer activity. In addition, because we do not monitor for all frequent trading at the separate account level, contract owners may engage in frequent trading which may not be detected, for example, due to low net inflows or



19 Detailed information about the contract outflows on the particular day(s). Therefore, no assurance can be given that we or the trusts will successfully impose restrictions on all disruptive transfers. Because there is no guarantee that disruptive trading will be stopped, some contract owners may be treated differently than others, resulting in the risk that some contract owners may be able to engage in frequent transfer activity while others will bear the effect of that frequent transfer activity. The potential effects of frequent transfer activity are discussed above.


TERMINATION OF THE CONTRACT

The Contract will remain in effect until the earlier of:

(1) the date the Contract is surrendered in full,

(2) the date annuity payments start,

(3) the Contract Anniversary on which, after deduction for any annual contract charge then due, no Fund Value in the subaccounts and the Guaranteed Interest Account remains in the Contract, or

(4) the date the death benefit is payable under the Contract.


                                     Detailed information about the contract  20

5.  Surrenders

--------------------------------------------------------------------------------

The Owner may elect to make a surrender of all or part of the Contract's Fund Value provided it is:

o on or before the annuity payments start, and

o during the lifetime of the Annuitant.

Any such election shall specify the amount of the surrender. The surrender will be effective on the date a proper written request is received by the Company at its Operations Center.

The amount of the surrender may be equal to the Contract's Cash Value, which is its Fund Value less:

(1) any applicable surrender charge, and

(2) any outstanding debt.

The Surrender may also be for a lesser amount (a "partial surrender"). Requested partial surrenders that would leave a Cash Value of less than $1,000 are treated and processed as a full surrender. In such case, the entire Cash Value will be paid to the Owner. For a partial surrender, any surrender charge will be in addition to the amount requested by the Owner. A partial surrender may reduce your death benefit proportionately by the same percentage that the surrender (including any surrender charge) reduced Fund Value.

A surrender will result in the cancellation of units and the withdrawal of amounts credited to the Guaranteed Interest Account Accumulation Periods. The aggregate value of the surrender will be equal to the dollar amount of the surrender plus, if applicable, any surrender charge. For a partial surrender, the Company will cancel units of the particular subaccounts and withdraw amounts from the Guaranteed Interest Account Accumulation Period (under the allocation specified by the Owner.) The unit value will be calculated as of the end of the Business Day the surrender request is received. Allocations may be by either amount or percentage. Allocations by percentage must be in whole percentages. The minimum percentage of allocation for a partial surrender is 10% of any subaccount or Guaranteed Interest Account designated by the Owner. The request will not be accepted if:

o there is insufficient Fund Value in the Guaranteed Interest Account or a subaccount to provide for the requested allocation against it,

o the partial surrender will reduce the Fund Value in the Guaranteed Interest Account to less than $2,500,

o the request is incorrect, or

o the allocation for the partial surrender was not specified by the Owner.

Any surrender charge will be allocated against the Guaranteed Interest Account and each subaccount in the same proportion that each allocation bears to the total amount of the partial surrender. Contracts must maintain a minimum Fund Value in the Guaranteed Interest Account of $2,500.

The amount of any surrender, death benefit, or transfer payable from MONY Variable Account A will be paid in accordance with the requirements of state insurance departments and the Investment Company Act of 1940. However, the Company may be permitted to postpone such payment under the 1940 Act. Postponement is currently permissible only for any period during which:

(1) the New York Stock Exchange is closed other than customary weekend and holiday closings, or

(2) trading on the New York Stock Exchange is restricted as determined by the Securities and Exchange Commission, or

(3) an emergency exists as a result of which disposal of securities held by the Fund is not reasonably practicable or it is not reasonably practicable to determine the value of the net assets of the Fund.

Any surrender involving payment from amounts credited to the Guaranteed Interest Account may be postponed, at the option of the Company, for up to 6 months from the date the request for a surrender is received by the Company. The Owner may elect to have the amount of a surrender settled under one of the Settlement Options of the Contract. (See "Annuity provisions".)

Contracts offered by this prospectus may be issued in connection with retirement plans meeting the requirements of certain sections of the Internal Revenue Code. Owners should refer to the terms of their particular retirement plan for any limitations or restrictions on cash surrenders.

The tax results of a cash surrender should be carefully considered. (See "Federal tax status".)


Please note: If mandated under applicable law, we may be required to reject a Purchase Payment. In addition, we may also be required to block an Owner's account and thereby refuse to honor any request for transfers, partial surrenders, loans or death benefits until instructions are secured from the appropriate regulator. We may also be required to provide additional information about your account to government regulators.



21  Surrenders

6.  Loans

--------------------------------------------------------------------------------

Qualified Contracts issued under an Internal Revenue Code Section 401(k) plan will have a loan provision under which a loan can be taken using the Contract as collateral for the loan. All of the following conditions apply in order for the amount to be considered a loan, rather than a (taxable) partial surrender:

o The term of the loan must be 5 years or less.

o Repayments are required at least quarterly and must be substantially level.

o The loan amount is limited to certain dollar amounts as specified by the IRS.

The Owner (Plan Trustee) must certify that these conditions are satisfied.


In any event, the maximum outstanding loan on a contract is 50% of the Fund Value in the subaccounts and/or the Guaranteed Interest Account. Loans are not permitted before the end of the right to return Contract period. In requesting a loan, the Owner must specify the subaccounts from which Fund Value equal to the amount of the loan requested will be taken. Loans from the Guaranteed Interest Account are not taken until Fund Value in the subaccounts is exhausted. If Fund Values must be taken from the Guaranteed Interest Account in order to provide the Owner with the amount of the loan requested, the Owner must specify the Accumulation Periods from which Fund Values equal to such amount will be taken. If the Owner fails to specify subaccounts, the request for a loan will be returned to the Owner. We will also not accept a loan request if it will reduce the Fund Value in the Guaranteed Interest Account to less than $2,500.


Values are transferred to a loan account that earns interest at an annual rate of 3.50%. The annual loan interest rate charged on outstanding loans will be 6% in arrears. Any interest not paid when due will be added to the loan and bear interest at the 6% annual rate.

Loan repayments must be specifically earmarked as loan repayment and will be allocated to the subaccounts and/or the Guaranteed Interest Account using the most recent payment allocation on record. Otherwise, we will treat the payment as a Net Purchase Payment.


                                                                       Loans  22

7.  Death benefit

--------------------------------------------------------------------------------

DEATH BENEFIT PROVIDED BY THE CONTRACT
The Company will pay a death benefit to the Beneficiary if:

(1) the Annuitant dies; and

(2) the death occurs before the annuity payments start.

If the death of the Annuitant occurs on or after the annuity payments start, no death benefit will be payable except as may be provided under the settlement option elected.

The death benefit depends upon the benefit option package in effect on the date the Annuitant dies. You may not change benefit option packages once you select an option.


------------------------------------------------------------------------------------------------------------------------------------
 Option 1                                                          Option 2
------------------------------------------------------------------------------------------------------------------------------------
 The greater of:                                                   The greatest of:
------------------------------------------------------------------------------------------------------------------------------------
(1)    The Fund Value less any outstanding debt on the date due   (1)    The Fund Value less any outstanding debt on the date
       proof of the Annuitant's death is received by the Company          due proof of the Annuitant's death is received by the
                                                                          Company

or                                                                or
(2)    The Purchase Payments paid, reduced proportionately by     (2)    The Purchase Payments paid, reduced proportionately by
       each partial surrender and any surrender charges and              each partial surrender charges and less outstanding
       less any outstanding debt.*                                       debt*

                                                                  or
                                                                  (3)    Step Up Value (see description below).
------------------------------------------------------------------------------------------------------------------------------------

* In the calculation of the death benefit, for each partial surrender, the proportionate reduction is equal to the amount of that partial surrender and any surrender charge divided by the Fund Value immediately before that partial surrender, multiplied by the Purchase Payments paid before that partial surrender. For Contracts purchased prior to November 7, 2003, the death benefit is the greater of: (1) The Fund Value less any outstanding debt on the date due proof of the Annuitant's death is received by the Company, or (2) The Purchase Payments paid, less any partial surrenders and their surrender charges and less any outstanding debt.

In general, on the death of an Owner who is not the Annuitant, amounts must be distributed from the Contract. (See "Provisions required by Section 72(s) of the Code" later in this prospectus.) We will impose applicable surrender charges. (See "Charges and deductions" later in this prospectus.)


23 Death benefit

STEP UP VALUE

On the first Contract Anniversary, the Step Up Value is equal to the Fund Value of the Contract. Thereafter, on each subsequent Contract Anniversary prior to the Annuitant's 81st birthday, the Step Up Value will be recalculated to equal the greater of:

(a)  the Fund Value on that Contract Anniversary; or

(b)  the Step Up Value most recently calculated

     o reduced proportionately** by any partial surrenders (includ ing surrender charges) since the last recalculation anniversary,

     o plus any Purchase Payments made since the last recalcula tion anniversary.

On each Contract Anniversary on or after the Annuitant's 81st birthday, the Step Up Value shall be equal to the Step Up Value on the Contract Anniversary preceding the Annuitant's 81st birthday reduced proportionately by the same percentage that any partial surrenders (including surrender charges) reduced your Fund Value since that Contract Anniversary plus any Purchase Payments made since that Contract Anniversary.

The Step Up Value payable on death will be the Step Up Value on the Contract Anniversary immediately preceding the death of the Annuitant (or Secondary Annuitant, if any)

o reduced proportionately by the same percentage that any partial surrenders (including surrender charges) reduced your Fund Value since that anniversary,

o plus any Purchase Payments made since that Contract Anniversary, and

o less any outstanding debt.

In no event will the Step Up Value payable on death exceed 200% of:

o the total Purchase Payments made reduced proportionately for each partial surrender (including surrender charges) and

o less any outstanding debt.

ELECTION AND EFFECTIVE DATE OF ELECTION

The Owner may elect to have the death benefit of the Contract applied under one of four settlement options to effect an annuity for the Beneficiary as payee after the death of the Annuitant. The election must take place:

o during the lifetime of the Annuitant, and

o before the annuity payments start.

If no election of a settlement option for the death benefit is in effect on the date when proceeds become payable, the Beneficiary may elect:

(1) to receive the death benefit in the form of a lump sum payment; or

(2) to have the death benefit applied under one of the settlement options.

----------------------
** In the calculations of Step Up Value, for each partial surrender, the proportion ate reduction percentage is equal to the amount of that partial surrender divided by the Fund Value immediately before the partial surrender.


(See "Settlement options".) If an election by the payee is not received by the Company within one month following the date proceeds become payable, the payee will be considered to have elected Settlement Option 3, with a 10-year certain option, as described below. See "Annuity provisions--Election and change of settlement option." Either election described above may be made by filing a written election with the Company in such form as it may require. Any proper election of a method of settlement of the death benefit by the Owner will become effective on the date it is signed. However, any election will be subject to any payment made or action taken by the Company before receipt of the notice at the Company's Operations Center.


Settlement option availability may be restricted by the terms of any applicable retirement plan and any applicable legislation for any limitations or restrictions on the election of a method of settlement and payment of the death benefit.


PAYMENT OF DEATH BENEFIT PROCEEDS

If the death benefit proceeds are to be paid in cash to the Beneficiary, payment will be made within seven (7) days of the date due proof of death of the Annuitant is received.

The Company may be permitted to postpone such payment from amounts payable from MONY Variable Account A under the 1940 Act. If the death benefit is to be paid in one sum to the successor Beneficiary, or to the estate of the deceased Annuitant, payment will be made within seven (7) days of the date due proof of the death of the Annuitant and the Beneficiary is received by the Company. Unless another election is made, the death benefit proceeds will be transferred to an interest bearing checking account. The Beneficiary may make partial or full withdrawals from such account through a checkbook provided to the Beneficiary.


                                                               Death benefit  24

8. Charges and deductions

--------------------------------------------------------------------------------
The following table summarizes the charges and deductions under the Contract:


-----------------------------------------------------------------------------------------------------------------------------------
                                                    Deductions From Purchase Payments
-----------------------------------------------------------------------------------------------------------------------------------
Tax charge                                           Range for State and local premium tax -- 0% to 3.50%(1).
                                                     Federal -- currently 0%
                                                     (Company reserves the right to charge in the future.)
-----------------------------------------------------------------------------------------------------------------------------------
                        Daily Deductions From MONY Variable Account A
-----------------------------------------------------------------------------------------------------------------------------------
Mortality & expense risk charge                      Option 1
  Annual Rate deducted daily from average daily net  Maximum daily rate -- 0.003836%
  assets                                             Maximum annual rate -- 1.40%
                                                   --------------------------------------------------------------------------------
  Option 1 -- Current annual rate is 1.20%.          Option 2
                                                     Maximum daily rate -- 0.005342%
  Option 2 -- Current annual rate is 1.45%.          Maximum annual rate -- 1.95%
-----------------------------------------------------------------------------------------------------------------------------------
                                                     Deductions from Fund Value
-----------------------------------------------------------------------------------------------------------------------------------
Annual contract charge                               Maximum annual contract charge
  Option 1 -- Current charge is $30.
                                                       Option 1 -- The maximum annual contract charge is $30.
  Option 2 -- Current charge is $0.                    Option 2 -- The annual contract charge may be increased to a maximum of
                                                                   $30 on 30 days written notice.
-----------------------------------------------------------------------------------------------------------------------------------
Transaction and other charges                        Maximum transaction and other charges
Transfer charge                                        Option 1 -- The Company has reserved the right to impose a charge for each transfer after the first 12 transfers in a Contract Year which
  Option 1 -- Current charge is $0.                                will not exceed $25.
  Option 2 -- Current charge is $0.                    Option 2 -- The Company has reserved the right to impose a charge for each transfer after the first 12 transfers in a Contract Year which will not exceed $25.
-----------------------------------------------------------------------------------------------------------------------------------
Surrender charge
  Grades from 7% to 0% of Fund Value                 See grading schedule and "Charges and deductions -- Deductions from fund
  surrendered based on a schedule                    value" for details of how it is computed.
-----------------------------------------------------------------------------------------------------------------------------------
Loan interest spread                                 2.50%
-----------------------------------------------------------------------------------------------------------------------------------

(1)  Company currently assumes responsibility; current charge to Owner 0%.

The amount of the charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge. For example, the surrender charge we collect may not fully cover all of the sales and distribution expenses we actually incur. We also may realize a profit on one or more of the charges. We may use such profits for any corporate purpose, including the payment of sales expenses.


DEDUCTIONS FROM PURCHASE PAYMENTS

Deductions may be made from Purchase Payments for a charge for state and local premium or similar taxes prior to allocation of any Net Purchase Payment among the subaccounts. Currently, the Company makes no deduction, but may do so with respect to future Purchase Payments. If the Company is going to make deductions for such tax from future Purchase Payments, it will give 30 days' notice to each affected Owner.


CHARGES AGAINST FUND VALUE
DAILY DEDUCTIONS FROM MONY VARIABLE ACCOUNT A

MORTALITY AND EXPENSE RISK CHARGE. The Company assumes mortality and expense risks. A charge for assuming such risks is deducted daily from the net assets of MONY Variable Account A. The charge varies based on the benefit option package selected. We may increase the amount we currently charge for mortality and expense risk, but it never will exceed the guaranteed maximum amount shown in the Fee Table.

Option 1 -- For Option 1, the daily mortality and expense risk charge from MONY Variable Account A is deducted at a current daily rate equivalent to an annual rate of 1.20% from the value of the net assets of MONY Variable Account A. The rate is guaranteed not to exceed a daily rate equivalent to an annual rate of 1.40% from the value of the net assets of MONY Variable Account A. The mortality and expense risk charge is deducted from MONY Variable Account A, and therefore the subaccounts, on each Business Day. These charges will not be deducted from the Guaranteed Interest Account. Where the previous day (or days) was not a Business Day, the deduction currently on the next Business Day will be 0.003288% (guaranteed not to exceed 0.003836%) multiplied by the number of days since the last Business Day.

Option 2 -- For Option 2, the daily mortality and expense risk charge from MONY Variable Account A is deducted at a current daily rate equivalent to an annual rate of 1.45% from the value of the net assets of MONY America Variable Account
A. The rate is guaranteed not to


25  Charges and deductions
exceed a daily rate equivalent to an annual rate of 1.95% from the value of the net assets of MONY Variable Account A. The mortality and expense risk charge is deducted from MONY Variable Account A, and therefore the subaccounts, on each Business Day. Where the previous day (or days) was not a Business Day, the deduction currently on the next Business Day will be 0.003973% (guaranteed not to exceed 0.005342%) multiplied by the number of days since the last Business Day.

The mortality risk assumed by the Company is that Annuitants may live for a longer time than projected. If that occurs, an aggregate amount of annuity benefits greater than that projected will be payable. In making this projection, the Company has used the mortality rates from the 1983 Table "a" (discrete functions without projections for future mortality), with 3.50% interest. In addition, the Company also assumes risk in connection with the Step-Up Value. The expense risk assumed is that expenses incurred in issuing and administering the Contracts will exceed the expense charges provided in the Contracts.

If the amount of the mortality and expense risk charge exceeds the amount needed, the excess will be kept by the Company in its General Account. If the amount of the charge is inadequate, the Company will pay the difference out of its General Account.


DEDUCTIONS FROM FUND VALUE

ANNUAL CONTRACT CHARGE. The Company has primary responsibility for the administration of the Contract and MONY Variable Account A. An annual contract charge helps to reimburse the Company for administrative expenses related to the maintenance of the Contract. Ordinary administrative expenses expected to be incurred include premium collection, recordkeeping, processing death benefit claims and surrenders, preparing and mailing reports, and overhead costs. In addition, the Company expects to incur certain additional administrative expenses in connection with the issuance of the Contract, including the review of applications and the establishment of Contract records.

The Company intends to administer the Contract itself.

The current amount of the annual contract charge depends upon the benefit option package selected.


--------------------------------------------------------------------------------
                   Annual Contract Charge
--------------------------------------------------------------------------------
         Option 1                          Option 2
--------------------------------------------------------------------------------
Current charge is $30.    Current charge is $0.

The maximum annual        The annual contract charge may
contract charge is $30.   be increased to a maximum of
                          $30.
--------------------------------------------------------------------------------

The Owner will receive a written notice 30 days in advance of any change in the charge. Any applicable charge will be assessed once per year on the Contract Anniversary, starting on the first Contract Anniversary.

If applicable, the annual contract charge is deducted from the Fund Value on each Contract Anniversary before the date annuity payments start.

The amount of the charge will be allocated against the Guaranteed Interest Account and each subaccount of MONY Variable Account A in the same proportion that the Fund Value in those accounts bears to the Fund Value of the Contract. The Company does not expect to make any profit from the Annual Contract Change.


TRANSFER CHARGE. Contract value may be transferred among the subaccounts (including transfers made by telephone, facsimile or via the web, if permitted by the Company). Although we currently do not charge for transfers, the Company reserves the right to impose a transfer charge for each transfer instructed by the Owner in a contract year. The transfer charge compensates the Company for the costs of effecting the transfer. The transfer charge will not be imposed on the first 12 transfers in any year and will not exceed $25. The Company does not expect to make a profit from the transfer charge. If imposed, the transfer charge will be deducted from the Contract's Fund Value held in the subaccount(s) from which the first transfer is made.

SURRENDER CHARGE. A contingent deferred sales charge (called a "surrender charge") will be imposed when a full or partial surrender is requested or at the start of annuity benefits if it is during the first eight years of the Contract.

The surrender charge will never exceed 7% of total Fund Value. The surrender charge is intended to reimburse the Company for expenses incurred in distributing the Contract. To the extent such charge is insufficient to cover all distribution costs, the Company will make up the difference. The Company will use funds from its General Account, which may contain funds deducted from MONY Variable Account A to cover mortality and expense risks borne by the Company. (See "Charges against fund value -- Mortality and expense risk charge".)

We impose a surrender charge when a surrender is made if:

(1) All or a part of the Contract's Fund Value (See "Surrenders") is surrendered during the first eight Contract years or

(2) The Cash Value is received at maturity when the annuity payments start during the first eight Contract years.

A surrender charge will not be imposed:

(1)  Against Fund Value surrendered after the eighth Contract Year.

(2) To the extent necessary to permit the Owner to obtain an amount equal to the free partial surrender amount (See "Deductions from fund value -- Free partial surrender amount".)

(3) If the Contract is surrendered after the third Contract Year and the surrender proceeds are paid under either Settlement Option 3 or Settlement Option 3A (See "Settlement options".)

(4) Subject to approval within a state, if the Owner is confined in a Nursing Home and the following conditions are met:

     (a) At the time a request for a full or partial surrender is made, the Company receives proof the Owner is currently confined to a Nursing Home and has spent a period of 90 consecutive days in the Nursing Home;

     (b)  the confinement must have been prescribed by a physician;

     (c) the 90-day period must have started after the Contract's first anniversary; and

     (d)  the Annuitant is between ages 0-75 at the time the Contract is issued.


                                                      Charges and deductions  26

--------------------------------------------------------------------------------
NURSING HOME -- A facility which

(a) is licensed by or legally operated in a state as a skilled or intermediate care facility;

(b) provides 24 hour per day nursing care under the supervision of a reg istered nurse to persons who do not require hospitalization but who do require care above the level of room and board with assistance;

(c)  is under the supervision of a physician; and

(d) maintains a daily clinical record of each patient in conformance with a plan of care.

A nursing home does not include a hospital or a facility licensed only to offer supervised or assisted room and board, rest care, care of the aged or treatment of alcoholism, drug addictions or mental or nervous disorders.
--------------------------------------------------------------------------------

In no event will the aggregate surrender charge exceed 7% of the Fund Value. Further, in no event will the surrender charges imposed, when added to any surrender charges previously paid on the Contract, exceed 9% of aggregate Purchase Payments made to date for the Contract.

The Owner may specify whether he/she wants the surrender charge to be deducted from the amount requested for surrender or the Fund Value remaining. If not specified or if the Fund Value remaining is not sufficient, then the surrender charge will be deducted from the amount requested for surrender. If it is specified that the surrender charge will come from the remaining Fund Value and it is sufficient, then the Company will determine the appropriate amount to be surrendered in order to pay the surrender charge. Any surrender charge will be allocated against the Guaranteed Interest Account and each subaccount of MONY Variable Account A in the same proportion that the amount of the partial surrender allocated against those accounts bears to the total amount of the partial surrender.

No surrender charge will be deducted from death benefits except as described in "Death benefit".

If an existing MONY Master variable annuity contract issued by MONY Life Insurance Company is exchanged for this Contract, a separate effective date will be assigned to the Contract by endorsement for purposes of determining the amount of any surrender charge. The surrender charge effective date of this Contract with the endorsement will be the effective date of the existing MONY Master variable annuity contract. Your agent can provide further details. We reserve the right to disallow exchanges at any time.

AMOUNT OF SURRENDER CHARGE. The amount of the surrender charge is equal to a varying percentage of Fund Value during the first 8 Contract Years. The surrender charge is determined by multiplying the surrender charge percentage for the Contract Year by the amount of Fund Value requested as follows:


--------------------------------------------------------------------------------
                Surrender Charge Percentage Table
--------------------------------------------------------------------------------
   # of Contract Anniversaries     Surrender Charge (as a percent
      Since Effective Date          of Fund Value Surrendered)
--------------------------------------------------------------------------------
               0                                7 %
--------------------------------------------------------------------------------
               1                                7
--------------------------------------------------------------------------------
               2                                6
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                Surrender Charge Percentage Table
--------------------------------------------------------------------------------
   # of Contract Anniversaries     Surrender Charge (as a percent
      Since Effective Date          of Fund Value Surrendered)
--------------------------------------------------------------------------------
               3                                6
--------------------------------------------------------------------------------
               4                                5
--------------------------------------------------------------------------------
               5                                4
--------------------------------------------------------------------------------
               6                                3
--------------------------------------------------------------------------------
               7                                2
--------------------------------------------------------------------------------
         8 (or more)                            0
--------------------------------------------------------------------------------

FREE PARTIAL SURRENDER AMOUNT. The surrender charge may be reduced by using the free partial surrender amount provided for in the Contract. The surrender charge will not be deducted in the following circumstances:

(1) For Qualified Contracts, (other than Contracts issued for IRA and SEP-IRA), an amount up to the greater of:

     (a)  $10,000 (but not more than the Contract's Fund Value), or

     (b) 10% of the Contract's Fund Value at the beginning of the Contract Year, (except if the surrender is requested during the first Contract Year, then 10% of the Contract's Fund Value at the time the first surrender is requested)

may be received in each Contract Year without a surrender charge.

(2) For Non-Qualified Contracts (and Contracts issued for IRA and SEP-IRA), an amount up to 10% of the Contract's Fund Value at the beginning of the Contract Year may be received in each Contract Year without a surrender charge. The Fund Value is determined as follows:

     (a) If during the first Contract Year, at the time the first surren der is requested.

     (b) If during any Contract year after the first Contract Year, at the beginning of such year.

Contract Fund Value here means the Fund Value in the subaccounts and the Guaranteed Interest Account (not the loan account).

Free partial surrenders may only be made to the extent Cash Value in the subaccounts and/or the Guaranteed Interest Account is available. For example, the Fund Value in the Variable Account could decrease (due to unfavorable investment experience) after part of the 10% was withdrawn. In that case it is possible that there may not be enough Cash Value to provide the remaining part of the 10% free partial surrender amount.


TAXES


Currently, no charge will be made against MONY Variable Account A for federal income taxes. However, the Company may make such a charge in the future if income or gains within MONY Variable Account A will incur any federal income tax liability. Charges for other taxes, if any, attributable to MONY Variable Account A may also be made. (See "Federal Tax Status".) In addition, there is currently no tax on annuity Purchase Payments in New York. We will notify you of the amount of any tax and if such a tax becomes applicable to your Contract. We may waive any deduction of taxes on Purchase Payments. But, if we do, we can stop waiving them on future payments if we give you at least 30 days written notice.



27  Charges and deductions

INVESTMENT ADVISORY AND OTHER FEES

Each portfolio in which the Variable Account invests incurs certain fees and charges. To pay for these fees and charges, the portfolio makes deductions from its assets. The portfolio expenses are described more fully in each Fund prospectus.

We sell the Contracts through registered representatives of broker-dealers. These registered representatives are also appointed and licensed as insurance agents of the Company. We pay commissions to the broker-dealers for selling the Contracts. You do not directly pay these commissions, we do. We intend to recover commissions, marketing, administrative and other expenses and cost of Contract benefits through the fees and charges imposed under the Contracts. (See "Distribution of the Contracts" for more information.)


                                                      Charges and deductions  28

9. Annuity provisions

--------------------------------------------------------------------------------

ANNUITY PAYMENTS
Annuity payments under a Contract will begin on the date that is selected by the Owner when the Contract is applied for. The date chosen for the start of annuity payments may be:

(1)  no earlier than the 10th Contract Anniversary , and

(2)  no later than the Contract Anniversary after the Annuitant's 90th birthday.


While the Annuitant is living, the date when annuity payments start may be:

(1) Advanced to a date that is not earlier than the 13th Contract month after the Contract Effective Date.

(2)  Deferred from time to time by the Owner by written notice to the Company.

The date when annuity payments start will be advanced or deferred if:

(1) Notice of the advance or deferral is received by the Company prior to the current date for the start of annuity payments.

(2) The new start date for annuity payments is a date which is not later than the Contract Anniversary after the Annuitant's 90th birthday.

The change will be effective as of the date we receive your written request at our Operations Center. You do not need to return the Contract for us to make the change unless we ask for it.

A particular retirement plan may contain other restrictions. For Contracts issued in connection with retirement plans, reference should be made to the terms of the particular retirement plan for any limitations or restrictions on when annuity payments start.


When annuity payments begin, unless Settlement Option 3 or 3A is elected, the greater of (a) the Contract's Cash Value or (b) 95% of the Fund Value (less any debt if a contract is issued under a 401(k) Plan), less any tax charge which may be imposed when annuity payments begin, will be applied to provide an annuity or any other option previously chosen by the owner and permitted by the Company. If Settlement Option 3 or 3A is elected, the Contract's Fund Value (less any state taxes imposed when annuity payments begin) and less any outstanding debt (if a Contract is issued under a 401(k) Plan) will be applied to provide an annuity.


A supplementary contract will be issued. That contract will describe the terms of the settlement. No payments may be requested under the Contract's surrender provisions after annuity payments start. No surrender will be permitted except as may be available under the settlement option elected.


ELECTION AND CHANGE OF SETTLEMENT OPTION

Instead of being paid in a single sum, you may elect to receive any death or surrender proceeds from the Contract in the form of a settlement option. During the lifetime of the Annuitant and prior to the start of annuity payments, the Owner may elect:

o One or more of the settlement options described below, or

o Another settlement option as may be agreed to by the Company.


The Owner may also change any election while the Annuitant is living if written notice of the change is received by the Company at its Operations Center prior to the start of annuity payments. If no election is in effect when annuity payments start, Settlement Option 3, with a 10-year certain option will be considered to have been elected.


Settlement options may also be elected by the Owner or the Beneficiary as provided in the Death benefit and Surrender sections of this prospectus. (See "Death benefit" and "Surrenders".)

Where applicable, reference should be made to the terms of a particular retirement plan and any applicable legislation for any limitations or restrictions on the options that may be elected.


SETTLEMENT OPTIONS

Proceeds settled under the settlement options listed below or otherwise currently available will not participate in the investment experience of MONY Variable Account A. Unless you elect Settlement Option 1, you cannot change settlement options once settlement payments begin.

SETTLEMENT OPTION 1 -- INTEREST INCOME: The Company holds the proceeds and credits interest earned on the proceeds at a rate (not less than 2.75% per year) set by the Company each year. This Settlement Option 1 will continue until the earlier of the date the payee dies or the date you elect another settlement option. Under certain contracts, this option is not available if the annuitant is the payee.

SETTLEMENT OPTION 2 -- INCOME FOR SPECIFIED PERIOD: Fixed monthly payments for a specified period of time, as elected. The payments may, at the Company's option, be increased by additional interest each year.

SETTLEMENT OPTION 3 -- SINGLE LIFE INCOME: Payments for the life of the payee and for a period certain. The period certain may be (a) 0 years, 10 years, or 20 years, or (b) the period required for the total income payments to equal the proceeds (refund period certain). The amount of the income will be determined by the Company on the date the proceeds become payable.

SETTLEMENT OPTION 3A -- JOINT LIFE INCOME: Payments during the joint lifetime of the payee and one other person, and during the lifetime of the survivor. The survivor's monthly income may be equal to either (a) the income payable during the joint lifetime or (b) two-thirds of that income depending on the election made at the time of settlement. If the lesser (two-thirds) amount paid to the survivor is elected, the dollar amount payable while both persons are living will be larger than it would have been if the same amount paid to the survivor had been elected. If a person for whom this option is chosen dies before


29  Annuity provisions
the first monthly payment is made, the survivor will receive proceeds instead under Settlement Option 3, with 10 years certain.

SETTLEMENT OPTION 4 -- INCOME OF SPECIFIED AMOUNT: Income, of an amount chosen, for as long as the proceeds and interest last. The amount chosen to be received as income in each year may not be less than 10% of the proceeds settled. Interest will be credited annually on the amount remaining unpaid at a rate determined annually by the Company. This rate will not be less than 2.75 % per year.

The Contract contains annuity payment rates for Settlement Options 3 and 3A described in this prospectus. The rates show, for each $1,000 applied, the dollar amount of the monthly fixed annuity payment, when this payment is based on minimum guaranteed interest as described in the Contract.

The annuity payment rates may vary according to the settlement option elected and the age of the payee. The mortality table used in determining the annuity payment rates for Settlement Options 3 and 3A is the 1983 Table "a" (discrete functions, without projections for future mortality), with 3.50% interest per year.

Under Settlement Option 3, if income based on the period certain elected is the same as the income provided by another available period or periods certain, the Company will consider the election to have been made of the longest period certain.

In Qualified Plans, settlement options available to Owners may be restricted by the terms of the plans.


FREQUENCY OF ANNUITY PAYMENTS

At the time the settlement option is chosen, the payee may request that it be paid:

o Quarterly;

o Semiannually; or

o Annually

If the payee does not request a particular installment payment schedule, the payments will be made in monthly installments. However, if the net amount available to apply under any settlement option is less than $1,000, the Company has the right to pay such amount in one lump sum. In addition, if the payments provided for would be less than $25, the Company shall have the right to change the frequency of the payments to result in payments of at least $25.


ADDITIONAL PROVISIONS

The Company may require proof of the age of the Annuitant before making any life annuity payment under the Contract. If the Annuitant's age has been misstated, the amount payable will be the amount that would have been provided under the settlement option at the correct age. Once life income payments begin, any underpayments will be made up in one sum with the next annuity payment. Overpayments will be deducted from the future annuity payments until the total is repaid.

The Contract must be returned to the Company upon any settlement. Prior to any settlement of a death claim, proof of the Annuitant's death must be submitted to the Company.

Where any benefits under the Contract are contingent upon the recipient's being alive on a given date, the Company requires proof satisfactory to it that such condition has been met.

The Contracts described in this prospectus contain annuity payment rates that distinguish between men and women. On July 6, 1983, the Supreme Court held in Arizona Governing Committee v. Norris that optional annuity benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women on the basis of sex. Because of this decision, the annuity payment rates that apply to Contracts purchased under an employment-related insurance or benefit program may in some cases not vary on the basis of the Annuitant's sex. Unisex rates to be provided by the Company will apply for Qualified Plans.

Employers and employee organizations should consider, in consultation with legal counsel, the impact of Norris, and Title VII, generally and any comparable state laws that may apply, on any employment-related plan for which a Contract may be purchased.

The Contract is incontestable from its date of issue.

                                                          Annuity provisions  30

10. Other provisions

--------------------------------------------------------------------------------

OWNERSHIP
The Owner has all rights and may receive all benefits under the Contract. During the lifetime of the Annuitant (and Secondary Annuitant if one has been named), the Owner is the person designated in the application, unless:

(1) A change in Owner is requested, or

(2) A Successor Owner becomes the Owner.

The Owner may name a Successor Owner or a new Owner at any time. If the Owner dies, the Successor Owner, if living, becomes the Owner. Any request for change must be:

(1) made in writing; and

(2) received at the Company.

The change will become effective on the date the written request is signed. A new choice of Owner or successor owner will apply to any payment made or action taken by the Company after the request for the change is received. Owners should consult a competent tax adviser prior to changing Owners.

--------------------------------------------------------------------------------
SUCCESSOR OWNER -- The living person who, at the death of the Owner, becomes the new Owner.
--------------------------------------------------------------------------------

PROVISION REQUIRED BY SECTION 72(S) OF THE CODE

The interest under a Non-Qualified Contract must be distributed within five years after the Owner's death if:

o  the Owner dies before the start of annuity payments, and

o the Owner's spouse is not the Successor Owner as of the date of the Owner's death.

Satisfactory proof of death must be provided to the Company.

This provision shall not extend the term of the Contract beyond the date when death proceeds become payable.

The surrender proceeds may be paid over the life of the Successor Owner if:

o  the Successor Owner is the Beneficiary, and

o  the Successor Owner chooses that option.

Payments must begin no later than one year after the date of death. If the successor owner is a surviving spouse, then the surviving spouse will be treated as the new Owner of the Contract. Under such circumstances, it is not necessary to surrender the Contract.

If the Owner dies on or after annuity payments start, any remaining portion of the proceeds will be distributed using a method that is at least as quick as the one used as of the date of the Owner's death.


PROVISION REQUIRED BY SECTION 401(A)(9) OF THE CODE

The entire interest of a Qualified Plan participant in the Contract generally will begin to be distributed no later than the required beginning date. For this purpose "Qualified Plans" include those intended to qualify under Sections 401 and 408 of the Code. Distribution will occur either by or beginning not later than April 1 of the calendar year following the calendar year the Qualified Plan Participant attains age 701/2. The interest is distributed:

(1) over the life of such Participant, or

(2) the lives of such Participant and Designated Beneficiary.

If (i) required minimum distributions have begun and (ii) the Participant dies before the Owner's entire interest has been distributed to him/her, the remaining distributions will be made using a method that is at least as rapid as that used as of the date of the Participant's death. The Contract generally will be surrendered as of the Participant's death if:

(1) the Participant dies before the start of such distributions, and

(2) there is no designated Beneficiary.

The surrender proceeds generally must be distributed within 5 years after the date of death. But the surrender proceeds may be paid over the life of any Designated Beneficiary at his/her option. In such case, distributions will begin not later than one year after the Participant's death. If the Designated Beneficiary is the surviving spouse of the Participant, distributions will begin not earlier than the date on which the Participant would have attained age 701/2. If the surviving spouse dies before distributions to him/her begin, the provisions of this paragraph shall be applied as if the surviving spouse were the Participant. If the Plan is an IRA under Section 408 of the Code, the surviving spouse may elect to forgo distribution and treat the IRA as his/her own plan. Although the lifetime required minimum distribution rules do not apply to Roth IRAs under Section 408A of the Code, the post-death distribution rules apply.


It is the Owner's responsibility to assure that distribution rules imposed by the Code will be met. The Owner should consider the effect of recent revisions to the distribution rules which could increase the minimum distribution amount required from annuity contracts funding Qualified Plans where certain additional benefits are purchased under the contract. For this purpose additional annuity contract benefits may include, but are not limited to, guaranteed minimum income benefits and enhanced death benefits. The Owner may want to consult a tax advisor concerning the potential application of these complex rules before purchasing this annuity contract or purchasing additional features under this annuity contract.



SECONDARY ANNUITANT


Except where the Contract is issued in connection with a Qualified Plan, a Secondary Annuitant may be designated by the Owner. Such designation may be made only once before annuity payment begin, either


(1)  in the application for the Contract, or

31  Other provisions

(2) after the Contract is issued, by written notice to the Company at its Operations Center.

You cannot change the Secondary Annuitant, but you can delete the Secondary Annuitant. The Secondary Annuitant may be deleted by written notice to the Company at its Operations Center. A designation or deletion of a Secondary Annuitant will take effect as of the date the written election was signed. The Company, however, must first accept and record the change at its Operations Center. The change will be subject to:

(1)  any payment made by the Company, or

(2) action taken by the Company before receipt of the notice at the Company's Operations Center.

The Secondary Annuitant will be deleted from the Contract automatically by the Company as of the Contract Anniversary following the Secondary Annuitant's 95th birthday.

On the death of the Annuitant, the Secondary Annuitant will become the Annuitant, under the following conditions:

(1) the death of the Annuitant must have occurred before the Annuity Starting Date;

(2)  the Secondary Annuitant is living on the date of the Annuitant's death;

(3) if the Annuitant was the Owner on the date of death, the Successor Owner must have been the Annuitant's spouse; and

(4) if the date annuity payments start is later than the Contract Anniversary nearest the Secondary Annuitant's 95th birthday, the date annuity payments start will be automatically advanced to that Contract Anniversary.

EFFECT OF SECONDARY ANNUITANT'S BECOMING THE ANNUITANT. If the Secondary Annuitant becomes the Annuitant, the death benefit proceeds will be paid to the Beneficiary only on the death of the Secondary Annuitant. If the Secondary Annuitant was the Beneficiary on the Annuitant's death, the Beneficiary will be automatically changed to the person who was the successor Beneficiary on the date of death. If there was no successor Beneficiary, then the Secondary Annuitant's executors or administrators, unless the Owner directed otherwise, will become the Beneficiary. All other rights and benefits under the Contract will continue in effect during the lifetime of the Secondary Annuitant as if the Secondary Annuitant were the Annuitant.


ASSIGNMENT

The Owner may assign the Contract. However, the Company will not be bound by any assignment until the assignment (or a copy) is received by the Company at its Operations Center. The Company is not responsible for determining the validity or effect of any assignment. The Company shall not be liable for any payment or other settlement made by the Company before receipt of the assignment.

If the Contract is issued under certain retirement plans, then it may not be assigned, pledged or otherwise transferred except under conditions allowed under applicable law.

Because an assignment may be a taxable event, an Owner should consult a competent tax advisor before assigning the Contract.


CHANGE OF BENEFICIARY

So long as the Annuitant is living, the Owner may change the Beneficiary or successor Beneficiary. A change is made by submitting a written request to the Company at its Operations Center. The form of the request must be acceptable to the Company. The Contract need not be returned unless requested by the Company. The change will take effect as of the date the request is signed. The Company will not, however, be liable for any payment made or action taken before receipt of the request at its Operations Center.


SUBSTITUTION OF SECURITIES

The Company may substitute shares of another mutual fund for shares of the Funds already purchased or to be purchased in the future by Contract Purchase Payments if:

(1) the shares of any portfolio of the Funds is no longer available for investment by MONY Variable Account A or,

(2) in the judgment of the Company's Board of Directors, further investment in shares of one or more of the portfolios of the Funds is inappropriate based on the purposes of the Contract.


The new portfolios may have higher fees and charges than the ones they replaced, and not all portfolios may be available to all classes of Contracts. We will notify you before we substitute securities in any subaccount, and, to the extent required by law, we will obtain prior approval from the Securities and Exchange Commission and the New York Insurance Department. We also will obtain any other required approvals. (See "Who is MONY Life Insurance Company - Mony Variable Account A" for more information about changes we may make to the subaccounts).


CHANGES TO CONTRACTS

The Company reserves the right, subject to compliance with laws that apply, to unilaterally change your contract in order to comply with any applicable laws and regulations, including but not limited to changes in the Internal Revenue Code, in Treasury regulations or in published rulings of the Internal Revenue Service, ERISA and in Department of Labor regulations.

Any change in the contract must be in writing and made by our authorized officer. We will provide notice of any contract change.


CHANGE IN OPERATION OF MONY VARIABLE
ACCOUNT A


To the extent permitted by applicable law, MONY Variable Account A (i) may be operated as a management company under the 1940 Act, (ii) may be deregistered under the 1940 Act in the event the registration is no longer required, or
(iii) may be combined with any of our other MONY Separate Accounts.

Deregistration of MONY Variable Account A requires an order by the Securities and Exchange Commission. If there is a change in the operation of MONY Variable Account A under this provision, the Company


                                                            Other provisions  32
may make appropriate endorsement to the Contract to reflect the change, and take such other action as may be necessary and appropriate to effect the change.


33  Other provisions

11. Voting rights

--------------------------------------------------------------------------------

All of the assets held in the subaccounts of MONY Variable Account A will be invested in shares of the designated portfolios of the Funds. The Company is the legal holder of these shares.

To the extent required by law, the Company will vote the shares of each of the Funds held in MONY Variable Account A (whether or not attributable to Owners).

We will determine the number of votes which you have the right to cast by applying your percentage interest in a subaccount to the total number of votes attributable to that subaccount. In determining the number of votes, we will recognize fractional shares.

We will vote portfolio shares of a class held in a subaccount for which we received no timely instructions in proportion to the voting instructions which we received for all Contracts participating in that subaccount. We will apply voting instructions to abstain on any item to be voted on a pro-rata basis to reduce the number of votes eligible to be cast.

Whenever a Fund calls a shareholders meeting, each person having a voting interest in a subaccount will receive proxy voting material, reports, and other materials relating to the relevant portfolio. Since each Fund may engage in shared funding, other persons or entities besides the Company may vote Fund shares.


                                                               Voting rights  34

12. Distribution of the Contracts

--------------------------------------------------------------------------------

The Contracts are distributed by both AXA Advisors, LLC ("AXA Advisors") and AXA Distributors, LLC ("AXA Distributors") (together, the "Distributors"). The Distributors serve as principal underwriters of the securities issued with respect to MONY Variable Account A+. The offering of the Contracts is intended to be continuous.

AXA Advisors (the successor to EQ Financial Consultants, Inc.) and AXA Distributors are affiliates of the Company and are registered with the SEC as broker-dealers and are members of the National Association of Securities Dealers, Inc. ("NASD"). Their principal business address is 1290 Avenue of the Americas, New York, NY 10104. Both broker-dealers also act as distributors for other of the Company's annuity products. AXA Distributors is a successor by merger to all of the functions, rights and obligations of Equitable Distributors, Inc. ("EDI"). Like AXA Distributors, EDI was owned by Equitable Holdings, LLC. AXA Advisors is also the successor by merger to MONY Securities Corporation ("MSC"). As of June 6, 2005, registered representatives of MSC became registered representatives of AXA Advisors.

The Contracts are sold by financial professionals of AXA Advisors and its affiliates and by financial professionals of both affiliated and unaffiliated broker-dealers that have entered into selling agreements with the Distributors ("Selling broker-dealers"). The Distributors are under the common control of AXA Financial, Inc.

The Company pays sales compensation to both Distributors. In general, the Distributors will pay all or a portion of the sales compensation they receive from the Company to individual financial professionals of Selling broker-dealers. Selling broker-dealers will, in turn, pay all or a portion of the compensation they receive from the Distributors to individual financial professionals as commissions related to the sale of the Contracts.

Sales compensation paid to the Distributors will generally not exceed 6.50% of the total Purchase Payments made under the Contracts, plus, starting in the second Contract Year, up to 0.25% of the Fund Value of the Contracts. The Distributors, in turn, may pay their financial professionals (or Selling broker-dealers) either all or a portion of the sales compensation that they receive.

The Distributors may also pay certain affiliated and/or unaffiliated Selling broker-dealers and other financial intermediaries additional compensation for certain services and/or in recognition of certain expenses that may be incurred by them or on their behalf (commonly referred to as "marketing allowances"). Services for which such payments are made may include, but are not limited to, the preferred placement of the Company and/or its products on a company and/or product list; sales personnel training; due diligence and related costs; marketing and related services; conferences; and/or other support services, including some that may benefit the Contract owner. Payments may be based on the amount of assets or Purchase Payments attributable to Contracts sold through a Selling broker-dealer or, in the case of conference support, such payments may be a fixed amount. The Distributors may also make fixed payments to Selling broker-dealers in connection with the initiation of a new relationship or the introduction of a new product. These payments may serve as an incentive for Selling broker-dealers to promote the sale of the Company's products. Additionally, as an incentive for financial professionals of Selling broker-dealers to promote the sale of particular products, the Distributors may increase the sales compensation paid to the Selling broker-dealer for a period of time (commonly referred to as "compensation enhancements"). Marketing allowances and sales incentives are made out of the Distributors' assets. Not all Selling broker-dealers receive these kinds of payments. For more information about any such arrangements, ask your financial professional.

The Distributors receive 12b-1 fees from certain portfolios for providing certain distribution and/or shareholder support services. The Distributors or their affiliates may also receive payments from the advisers of the portfolios or their affiliates to help defray expenses for sales meetings or seminar sponsorships that may relate to the Contracts and/or the advisers' respective portfolios. In connection with portfolios offered through unaffiliated insurance trusts, the Distributors or their affiliates may also receive other payments from the advisers of the portfolios or their affiliates for providing distribution, administrative and/or shareholder support services.

In an effort to promote the sale of the Company's products, AXA Advisors may provide its financial professionals and managerial personnel with a higher percentage of sales commissions and/or compensation for the sale of an affiliated variable product than it would the sale of an unaffiliated product. Such practice is known as providing "differential compensation." AXA Advisors may provide other forms of compensation to its financial professionals including health and retirement benefits. In addition, managerial personnel may receive expense reimbursements, marketing allowances and commission-based payments known as "overrides." For tax reasons, AXA Advisors financial professionals qualify for health and retirement benefits based solely on their sales of our affiliated products.

These payments and differential compensation (together, the "payments") can vary in amount based on the applicable product and/or entity or individual involved. As with any incentive, such payments may cause the financial professional to show preference in recommending the purchase or sale of the Company's products. However, under applicable rules of the NASD, AXA Advisors may only recommend to you products that they reasonably believe are suitable for you based on facts that you have disclosed as to your other security holdings, financial situation and needs. In making any recommendation, financial professionals of AXA Advisors may nonetheless face conflicts of interest because of the differences in compensation from one product category to another, and because of differences in compensation between products in the same category.


----------------------
(+)Prior to June 6, 2005, MONY Securities Corporation served as both the distributor and principal underwriter of the Contracts.


35  Distribution of the Contracts

In addition, AXA Advisors may offer sales incentive programs to financial professionals who meet specified production levels for the sale of both affiliated and unaffiliated products, which provide non-cash compensation such as stock options awards and/or stock appreciation rights, expense-paid trips, expense-paid educational seminars and merchandise.

Although the Company takes all of its costs into account in establishing the level of fees and expenses in its products, any compensation paid will not result in any separate charge to you under your Contract. All payments made will be in compliance with all applicable NASD rules and other laws and regulations.



                                               Distribution of the Contracts  36

13. Federal tax status

--------------------------------------------------------------------------------

INTRODUCTION
The Contract described in this prospectus is designed for use in connection with certain types of Qualified Plans and on a nonqualified basis. The ultimate effect of federal income taxes on

o the value of the Contract's Fund Value,

o annuity payments,

o death benefit, and

o economic benefit to the Owner, Annuitant, and the Beneficiary may depend upon

o the type of retirement plan for which the Contract is purchased, and

o the tax and employment status of the individual concerned.


The following discussion of the treatment of the Contract and of the Company under the federal income tax laws is general in nature. The discussion is based on the Company's understanding of current federal income tax laws, and is not intended as tax advice. These federal income tax laws may change without notice. We cannot predict whether, when, or how these rules could change. Any change could affect contracts purchased before the change. Congress may also consider proposals in the future to comprehensively reform or overhaul the United States tax and retirement systems, which if enacted, could affect the tax benefits of a Contract. For example, the President's Advisory Panel on Federal Tax Reform recently announced its tax reform options, which could make sweeping changes to many longstanding tax rules. Among the proposed options are new tax-favored savings accounts which would replace many existing qualified plan arrangements and would eliminate certain tax benefits currently available to nonqualified deferred annuity contracts by annually taxing any withdrawable cash value build-up in such contracts. We cannot predict what, if any, legistation will actually be proposed or enacted based on these options. Any person considering the purchase of a Contract should consult a qualified tax adviser. Additional information on the treatment of the Contract under federal income tax laws is contained in the Statement of Additional Information. The Company does not make any guarantee regarding any tax status, federal, state, or local, of any Contract or any transaction involving the Contract.



TAXATION OF ANNUITIES IN GENERAL

The Contract described in this prospectus is designed for use in connection with certain types of Qualified Plans and on a nonqualified basis. All or a portion of the contributions to such qualified plans will be used to make Purchase Payments under the Contract. In general, contributions to Qualified Plans and income earned on contributions to all plans are tax-deferred until distributed to plan participants or their beneficiaries. Such tax deferral is not, however, available for Non-Qualified Contracts if the Owner is other than a natural person unless the Contract is held as an agent for a natural person. Annuity payments made under a Contract are generally taxable to the Annuitant as ordinary income except to the extent of:

o Participant after-tax contributions (in the case of Qualified Plans), or

o Owner contributions (in the case of Non-Qualified Contracts).

Owners, Annuitants, and Beneficiaries should seek advice from their own tax advisers about the tax consequences of distributions, withdrawals and payments under Non-Qualified Contracts and under any Qualified Plan in connection with which the Contract is purchased. For Qualified Contracts, among other things individuals should discuss with their tax advisers are the "required minimum distribution rules" which generally require distributions to be made after age 701/2 and after death, including requirements applicable to the calculation of such required distributions from annuity contracts funding Qualified Plans.

Federal tax law imposes requirements for determining the amount includable in gross income with respect to distributions not received as an annuity. Distributions include, but are not limited to, transfers, including gratuitous transfers, and pledges of the contract are treated the same as distributions. Distributions from all annuity contracts issued during any calendar year by the same company (or an affiliate) to the Owner (other than those issued to qualified retirement plans) in the same year will be treated as distributed from one annuity contract. The IRS is given power to prescribe additional rules to prevent avoidance of this rule through serial purchases of contracts or otherwise. None of these rules affect Qualified Plans.

The Company will withhold and remit to the United States Government and, where applicable, to state and local governments, part of the taxable portion of each distribution made under a Contract unless the Owner or Annuitant:

(1)  provides his or her taxpayer identification number to the Company, and

(2)  notifies the Company that he or she chooses not to have amounts withheld.

Distributions of plan benefits from qualified retirement plans, other than traditional individual retirement arrangements ("traditional IRAs"), generally will be subject to mandatory federal income tax withholding unless they are:

(1) Part of a series of substantially equal periodic payments (at least annually) for

     (a)  the participant's life or life expectancy,

     (b) the joint lives or life expectancies of the participant and his/ her beneficiary,

     (c)  or a period certain of not less than 10 years;

(2)  Required minimum distributions; or

(3)  Qualifying hardship distributions.


37  Federal tax status

The withholding can be avoided if the participant's interest is directly rolled over by the old plan to another eligible retirement plan, including a traditional IRA. A direct rollover to the new plan can be made only in accordance with the terms of the old plan.

Under the generation skipping transfer tax, the Company may be liable for payment of this tax under certain circumstances. In the event that the Company determines that such liability exists, an amount necessary to pay the generation skipping transfer tax may be subtracted from the death benefit proceeds.


RETIREMENT PLANS

Aside from Contracts purchased on a nonqualified basis the Contract described in this Prospectus currently can be used with the following types of qualified retirement plans:

(1) Pension and Profit Sharing Plans established by business employers and certain associations, as permitted by Sections 401(a) and 401(k) of the Code, including those purchasers who would have been covered under the rules governing H.R. 10 (Keogh) Plans;

(2) Individual Retirement Annuities permitted by Section 408(b) of the Code, including Simplified Employee Pensions established by employers pursuant to
     Section 408(k);

(3)  Roth IRAs permitted by Section 408A of the Code; and

(4) Deferred compensation plans provided by certain governmental entities and tax-exempt organizations under Section 457.

The tax rules applicable to participants in such retirement plans vary according to the type of plan and its terms and conditions. Therefore, no attempt is made here to provide more than general information about the use of the Contract with the various types of retirement plans. Participants in such plans as well as Owners, Annuitants, and Beneficiaries are cautioned that the rights of any person to any benefits under these plans are subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Contract. The Company will provide purchasers of Contracts used in connection with Individual Retirement Annuities with such supplementary information as may be required by the Internal Revenue Service or other appropriate agency. Any person contemplating the purchase of a Contract should consult a qualified tax adviser.


TAX TREATMENT OF THE COMPANY

Under existing federal income tax laws, the income of MONY Variable Account A, to the extent that it is applied to increase reserves under the Contract, is substantially nontaxable to the Company.


                                                          Federal tax status  38

14. Additional information

--------------------------------------------------------------------------------

This prospectus does not contain all the information set forth in the registration statement, certain portions of which have been omitted pursuant to the rules and regulations of the Securities and Exchange Commission. The omitted information may be obtained from the Commission's principal office in Washington, D.C., upon payment of the fees prescribed by the Commission or by accessing the SEC's website at http://www.sec.gov.

For further information with respect to the Company and the Contracts offered by this prospectus, including the Statement of Additional Information (which includes applicable financial statements), Owners and prospective investors may also contact the Company at its address or phone number set forth on the cover of this Prospectus for requesting such statement. The Statement of Additional Information is available from the Company without charge.


39  Additional information

15. Legal proceedings

--------------------------------------------------------------------------------


MONY Life Insurance Company and its affiliates are parties to various legal proceedings. In our view, none of these proceedings would be considered material with respect to an Owner's interest in MONY Variable Account A, nor would any of these proceedings be likely to have a material adverse effect upon the Separate Account, our ability to meet our obligations under the Contracts, or the distribution of the Contracts.



                                                           Legal proceedings  40

16. Financial statements

--------------------------------------------------------------------------------

The audited financial statements of MONY Variable Account A and the Company are set forth in the Statement of Additional Information.


These financial statements have been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm. The financial statements of the Company should be considered only as bearing upon the ability of the Company to meet its obligations under the Contracts. You should not consider the financial statements of the Company as affecting investment performance of assets in the Variable Account. PricewaterhouseCoopers LLP's address is 300 Madison Avenue, New York, New York 10017.



41  Financial statements

Appendix I: Condensed financial information

--------------------------------------------------------------------------------
                          MONY LIFE INSURANCE COMPANY
                            MONY VARIABLE ACCOUNT A
                           ACCUMULATION UNIT VALUES


--------------------------------------------------------------------------------------------
                                                            Unit Value
                                         ---------------------------------------------------
                                            Dec. 31,   Dec. 31,    Dec. 31,    Dec. 31,
                 Option 1                     2005       2004        2003        2002
--------------------------------------------------------------------------------------------
AIM V.I. Basic Value                     $ 13.21     $ 12.65    $ 11.52     $  --
AIM V.I. Financial Services                11.64       11.12      10.36       8.09
AIM V.I. Global Health Care                11.01       10.30       9.69       7.68
AIM V.I. Mid Cap Core Equity               13.57       12.76      11.35        --
AIM V.I. Technology                         9.60        9.51       8.99       6.77
Alger American Balanced                    11.71       10.93      10.58       8.99
Alger American MidCap Growth               13.67       12.60      11.28       7.73
Dreyfus IP Small Cap Stock Index           14.35       13.54      11.24        --
EQ/Bear Stearns Small Company Growth       11.57       10.88       9.79       8.05
EQ/Boston Advisors Equity Income           12.51       11.92      10.23       8.18
EQ/Calvert Socially Responsible            10.40          --         --        --
EQ/Enterprise Moderate Allocation          10.84       10.43       9.72       8.14
EQ/GAMCO Mergers and Acquisitions          11.06       10.71      10.29        --
EQ/GAMCO Small Company Value               15.48       15.02      12.57       9.26
EQ/Government Securities                   10.57       10.56      10.54      10.49
EQ/Long Term Bond                          12.59       12.36      11.59      11.19
EQ/Mercury Basic Value Equity              10.21          --         --        --
EQ/Money Market                            10.07          --         --        --
EQ/Montag & Caldwell Growth                 9.87        9.47       9.21       7.96
EQ/PIMCO Real Return                       11.37       11.42      11.03      10.56
EQ/Short Duration Bond                     10.03       10.02       9.97        --
EQ/UBS Growth and Income                   12.00       11.14       9.95       7.90
Franklin Income Securities                 12.68       12.63      11.23        --
Franklin Rising Dividends Securities       13.34       13.06      11.90        --
Franklin Zero Coupon 2010                  10.46       10.45      10.13        --
Janus Aspen Series Flexible Bond           11.64       11.59      11.31      10.78
Janus Aspen Series Forty                   13.58       12.21      10.48       8.82
Janus Aspen Series International Growth    16.12       12.36      10.54       7.93
Lord Abbett Bond-Debenture                 13.26       13.25      12.43      10.66
Lord Abbett Growth and Income              12.02       11.78      10.59       8.18
Lord Abbett Mid-Cap Value                  14.32       13.39      10.92       8.86
MFS Mid Cap Growth                          9.90        9.71       8.58       6.34
MFS(R) New Discovery                       10.83       10.41       9.89       7.49
MFS(R) Total Return                        11.90       11.72      10.65       9.27
MFS(R) Utilities                           16.21       14.04      10.91       8.13
Old Mutual Mid-Cap                         14.17       13.57      11.55       8.71
Old Mutual Select Value                     9.47        9.17       9.02       7.72
Oppenheimer Global Securities              16.80       14.91      12.69        --
Oppenheimer Main Street(R)                 13.40       12.83      11.90        --
PIMCO Global Bond (Unhedged)               13.55       14.68      13.44      11.88
PIMCO Real Return Bond                     13.52       13.41      12.46      11.58
PIMCO StocksPlus Growth and Income         11.95       11.69      10.67       8.29
ProFund VP Bear                             8.77        9.00         --        --
ProFund VP Rising Rates Opportunity         7.25        7.96       9.04        --
ProFund VP Ultra Bull                      14.33       14.13      12.21        --
Van Kampen UIF Emerging Markets Equity     19.50       14.74      12.12       8.19
Van Kampen UIF Global Value Equity         11.82       11.30      10.08       7.91
Van Kampen UIF U.S. Real Estate            20.64       17.85      13.24       9.75
--------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------
                                                        Units Outstanding
                                         ---------------------------------------------------
                                            Dec. 31,    Dec. 31,    Dec. 31,    Dec. 31,
                 Option 1                     2005        2004        2003       2002
--------------------------------------------------------------------------------------------
AIM V.I. Basic Value                         40,179      49,350      17,837          --
AIM V.I. Financial Services                  13,107      11,160       8,583       3,674
AIM V.I. Global Health Care                  42,421      41,590      37,617      24,014
AIM V.I. Mid Cap Core Equity                  9,030       8,181       2,770          --
AIM V.I. Technology                           9,830       8,302       4,523       1,925
Alger American Balanced                      71,844      83,156      87,236      44,349
Alger American MidCap Growth                 71,162      72,382      40,767      15,716
Dreyfus IP Small Cap Stock Index             15,527      10,359       1,906          --
EQ/Bear Stearns Small Company Growth         60,487      59,904      47,197      24,548
EQ/Boston Advisors Equity Income             58,442      58,969      48,949      12,910
EQ/Calvert Socially Responsible               8,315          --          --          --
EQ/Enterprise Moderate Allocation            67,050      84,672     103,205      79,722
EQ/GAMCO Mergers and Acquisitions            60,776      60,343       2,830          --
EQ/GAMCO Small Company Value                229,988     251,616     172,383     106,964
EQ/Government Securities                    239,926     240,367     239,671     224,149
EQ/Long Term Bond                            98,222      98,243      85,823      72,436
EQ/Mercury Basic Value Equity                 8,198          --          --          --
EQ/Money Market                             278,944          --          --          --
EQ/Montag & Caldwell Growth                 284,795     286,735     252,471     116,944
EQ/PIMCO Real Return                         61,989      72,569      52,161      36,073
EQ/Short Duration Bond                       32,128      23,471       8,954          --
EQ/UBS Growth and Income                    137,581     144,133      70,201      49,336
Franklin Income Securities                  118,606      76,561      12,235          --
Franklin Rising Dividends Securities         46,746      34,557       9,081          --
Franklin Zero Coupon 2010                     3,865       6,822       3,259          --
Janus Aspen Series Flexible Bond             81,981      97,479      90,377      44,122
Janus Aspen Series Forty                     67,611      27,098      22,879      10,723
Janus Aspen Series International Growth      91,100      84,750      67,357      34,286
Lord Abbett Bond-Debenture                  188,374     202,238     156,124      70,844
Lord Abbett Growth and Income               163,669     179,724     138,115      58,971
Lord Abbett Mid-Cap Value                   106,649      77,661      57,813      37,332
MFS Mid Cap Growth                           29,084      33,982      28,736       9,709
MFS(R) New Discovery                         25,433      29,115      29,453       9,361
MFS(R) Total Return                         165,011     167,253     136,547      78,946
MFS(R) Utilities                             53,815      33,037      15,242       9,203
Old Mutual Mid-Cap                          114,929     117,049     106,076      49,397
Old Mutual Select Value                      43,411      46,205      48,928      27,979
Oppenheimer Global Securities                42,797      30,779       5,620          --
Oppenheimer Main Street(R)                   23,032      34,092       7,653          --
PIMCO Global Bond (Unhedged)                 53,688      56,821      47,127      37,932
PIMCO Real Return Bond                      308,083     309,837     242,647     182,987
PIMCO StocksPlus Growth and Income          146,798     140,680     107,104      57,664
ProFund VP Bear                                  --          --          --          --
ProFund VP Rising Rates Opportunity          15,641      22,911       3,642          --
ProFund VP Ultra Bull                        12,882      18,369       4,926          --
Van Kampen UIF Emerging Markets Equity       24,066      16,319      12,561       2,968
Van Kampen UIF Global Value Equity           24,196      16,325      13,217      11,857
Van Kampen UIF U.S. Real Estate             118,582     130,400      81,189      40,986
--------------------------------------------------------------------------------------------


                                 Appendix I: Condensed financial information I-1

-----------------------------------------------------------------------------------------
                                                            Unit Value
                                         ------------------------------------------------
                                            Dec. 31,   Dec. 31,    Dec. 31,    Dec. 31,
                 Option 2                     2005       2004        2003        2002
-----------------------------------------------------------------------------------------
AIM V.I. Basic Value                     $ 13.13     $ 12.60    $ 11.51     $ --
AIM V.I. Financial Services                12.32       11.81      11.02       8.63
AIM V.I. Global Health Care                11.71       10.99      10.37       8.23
AIM V.I. Mid Cap Core Equity               13.92       13.13      11.70        --
AIM V.I. Technology                        12.66       12.57      11.92       9.00
Alger American Balanced                    11.98       11.21      10.88       9.27
Alger American MidCap Growth               13.46       12.43      11.16       7.66
Dreyfus IP Small Cap Stock Index           14.59       13.80      11.49        --
EQ/Bear Stearns Small Company Growth       12.08       11.40      10.28       8.48
EQ/Boston Advisors Equity Income           12.99       12.41      10.69       8.56
EQ/Calvert Socially Responsible            10.40          --         --        --
EQ/Enterprise Moderate Allocation          11.62       11.21      10.48       8.79
EQ/GAMCO Mergers and Acquisitions          10.93       10.61      10.22        --
EQ/GAMCO Small Company Value               13.79       13.41      11.25       8.30
EQ/Government Securities                   10.42       10.43      10.44      10.42
EQ/Long Term Bond                          12.43       12.24      11.51      11.14
EQ/Mercury Basic Value Equity              10.21          --         --        --
EQ/Money Market                            10.07          --         --        --
EQ/Montag & Caldwell Growth                 9.87        9.50       9.26       8.02
EQ/PIMCO Real Return                       11.22       11.29      10.94      10.50
EQ/Short Duration Bond                      9.96        9.97       9.95        --
EQ/UBS Growth and Income                   11.68       10.87       9.74       7.74
Franklin Income Securities                 12.74       12.72      11.34        --
Franklin Rising Dividends Securities       13.17       12.92      11.81        --
Franklin Zero Coupon 2010                   9.77        9.79       9.51        --
Janus Aspen Series Flexible Income Bond    11.46       11.43      11.19      10.68
Janus Aspen Series Forty                   13.68       12.33      10.60       8.95
Janus Aspen Series International Growth    16.21       12.46      10.65       8.03
Lord Abbett Bond-Debenture                 12.64       12.66      11.91      10.24
Lord Abbett Growth and Income              12.13       11.92      10.74       8.32
Lord Abbett Mid-Cap Value                  14.03       13.15      10.76       8.75
MFS(R) Mid Cap Growth                      15.93       15.68      13.89      10.28
MFS(R) New Discovery                       11.86       11.43      10.89       8.26
MFS(R) Total Return                        11.70       11.54      10.52       9.18
MFS(R) Utilities                           18.41       15.98      12.46       9.30
Old Mutual Mid-Cap                         13.38       12.84      10.96       8.28
Old Mutual Select Value                    10.21        9.91       9.78       8.39
Oppenheimer Global Securities              16.13       14.35      12.25        --
Oppenheimer Main Street(R)                 12.61       12.10      11.25        --
PIMCO Global Bond (Unhedged)               12.70       13.80      12.66      11.23
PIMCO Real Return Bond                     12.82       12.75      11.87      11.07
PIMCO StocksPLUS Growth and Income         12.46       12.22      11.19       8.70
ProFund VP Bear                             6.99        7.19       8.13        --
ProFund VP Rising Rates Opportunity         8.09        8.91      10.15        --
ProFund VP Ultra Bull                      15.70       15.52      13.44        --
Van Kampen UIF Emerging Markets Equity     19.63       14.88      12.26       8.31
Van Kampen UIF Global Value Equity         12.80       12.27      10.97       8.63
Van Kampen UIF U.S. Real Estate            19.23       16.67      12.40       9.15
-----------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------
                                                        Units Outstanding
                                         ------------------------------------------------
                                            Dec. 31,    Dec. 31,    Dec. 31,    Dec. 31,
                 Option 2                     2005        2004        2003       2002
-----------------------------------------------------------------------------------------
AIM V.I. Basic Value                         72,402      81,002      18,261          --
AIM V.I. Financial Services                  30,515      17,089       4,627       3,085
AIM V.I. Global Health Care                  58,550      44,205      23,926      13,013
AIM V.I. Mid Cap Core Equity                 24,671      21,967       6,535          --
AIM V.I. Technology                          20,210       7,601       4,114         355
Alger American Balanced                      80,440      70,519      37,157      11,411
Alger American MidCap Growth                 75,679      74,886      42,116       7,978
Dreyfus IP Small Cap Stock Index             34,417      29,914       6,276          --
EQ/Bear Stearns Small Company Growth         83,284      80,288      51,398      11,806
EQ/Boston Advisors Equity Income            108,752     105,761      53,525      12,883
EQ/Calvert Socially Responsible              20,764          --          --          --
EQ/Enterprise Moderate Allocation            86,004      92,456      40,810       8,032
EQ/GAMCO Mergers and Acquisitions            37,400      34,129         929          --
EQ/GAMCO Small Company Value                236,542     224,592     141,664      47,346
EQ/Government Securities                    241,690     255,228     166,680      77,016
EQ/Long Term Bond                            49,243      52,593      40,180      24,616
EQ/Mercury Basic Value Equity                21,895          --          --          --
EQ/Money Market                             199,875          --          --          --
EQ/Montag & Caldwell Growth                 307,097     234,654     166,610      32,995
EQ/PIMCO Real Return                         66,317      72,966      65,130      30,482
EQ/Short Duration Bond                       41,462      42,191      31,125          --
EQ/UBS Growth and Income                     60,209      63,308      38,092      13,205
Franklin Income Securities                  153,042     119,996      27,481          --
Franklin Rising Dividends Securities         42,712      35,936       8,861          --
Franklin Zero Coupon 2010                     9,523       9,095       3,823          --
Janus Aspen Series Flexible Income Bond      70,950      67,865      47,474      20,340
Janus Aspen Series Forty                     78,349      54,586      31,031       6,715
Janus Aspen Series International Growth     108,731     100,383      58,249      15,171
Lord Abbett Bond-Debenture                   88,408      96,158      54,505      13,278
Lord Abbett Growth and Income               177,239     184,623     106,932      21,037
Lord Abbett Mid-Cap Value                   159,588     126,050      65,299      23,207
MFS(R) Mid Cap Growth                        28,132      30,855      13,674       1,222
MFS(R) New Discovery                         20,877      19,628      14,480       1,120
MFS(R) Total Return                         122,340     117,500      80,016      15,392
MFS(R) Utilities                             48,174      36,244       7,017       1,450
Old Mutual Mid-Cap                          137,306     135,892      74,438      22,736
Old Mutual Select Value                      20,317      19,351      13,039       3,608
Oppenheimer Global Securities               110,022      95,445      25,327          --
Oppenheimer Main Street(R)                   88,257     105,692      38,363          --
PIMCO Global Bond (Unhedged)                 82,352      80,782      46,444      13,811
PIMCO Real Return Bond                      262,781     256,693     152,562      76,713
PIMCO StocksPLUS Growth and Income          205,369     208,037     107,358      26,802
ProFund VP Bear                               2,283       2,722       3,769          --
ProFund VP Rising Rates Opportunity          47,096      59,714      29,416          --
ProFund VP Ultra Bull                        62,280      64,259      27,757          --
Van Kampen UIF Emerging Markets Equity       56,239      49,339       7,502       1,703
Van Kampen UIF Global Value Equity           24,889      25,596      15,414       1,961
Van Kampen UIF U.S. Real Estate             127,824     131,849      61,876      24,167
-----------------------------------------------------------------------------------------


I-2 Appendix I: Condensed financial information

Statement of additional information

--------------------------------------------------------------------------------

TABLE OF CONTENTS

MAY 1, 2006



--------------------------------------------------------------------------------
 Item                                                              Page
--------------------------------------------------------------------------------
About our independent registered public accounting firm .........  (2)
Sale of the contracts ...........................................  (2)
Federal tax status ..............................................  (2)
Financial statements ............................................  (4)
--------------------------------------------------------------------------------

If you would like to receive a copy of the MONY Variable Account A Statement of Additional Information, please return this request to:

MONY Life Insurance Company
Policyholder Services
One MONY Plaza
P.O. Box 4720
Syracuse, New York 13221
1-800-487-6669

www.axaonline.com


Your name
            -------------------------------------------------

Address
            -------------------------------------------------

City                                    State                    Zip
            ---------------------------       ----------------       ----------

Please send me a copy of the MONY Variable Account A Statement of Additional Information.





















333-72714

Individual flexible payment
variable annuity contract

STATEMENT OF ADDITIONAL INFORMATION
DATED MAY 1, 2006
--------------------------------------------------------------------------------




This Statement of Additional Information is not a prospectus, but it relates to, and should be read in conjunction with, the prospectus dated May 1, 2006 for the Individual Flexible Payment Variable Annuity Contract ("Contract") issued by MONY Life Insurance Company ("Company"). The prospectus is available, at no charge, by writing the Company at Policyholder Services, One MONY Plaza, P.O. Box 4720, Syracuse, New York 13221 or by calling 1-800-487-6669, or by accessing the SEC's website at http://www.sec.gov.


TABLE OF CONTENTS
About our independent registered public accounting firm                      2
Sale of the contracts                                                        2
Federal tax status                                                           2
Financial statements                                                         4

                                   Issued by
                            MONY Variable Account A
                                      and
                          MONY Life Insurance Company

333-72714

                                                                          x01276
                                                                          MNY-VA

ABOUT OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


The audited financial statements for each of the subaccounts of MONY Variable Account A and the Company included in this Statement of Additional Information, which is a part of the Registration Statement, have been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, as indicated in their reports herein. These financial statements are included in reliance upon the authority of said firm as experts in accounting and auditing. PricewaterhouseCoopers LLP's office is located at 300 Madison Avenue, New York, New York, 10017.



SALE OF THE CONTRACTS


The Distributors receive fees for the sale of variable annuity contracts. The Distributors received compensation with respect to the policies offered through the Variable Account in the following amounts during the periods indicated:




--------------------------------------------------------------------------------
                                         Aggregate Amount of
                                       Commissions Retained
                                        by the Distributors
                                      After Payments to their
                Aggregate Amount of         Registered
    Fiscal      Commissions Paid to      Persons and Other
     Year        the Distributors*    Selling Broker-Dealers
--------------------------------------------------------------------------------
     2003           $28,436,499                 N/A
     2004           $23,797,814                 N/A
     2005           $13,125,190                 N/A
--------------------------------------------------------------------------------



* Includes sales compensation paid to registered persons of the Distributors. Also, in fiscal years 2003, 2004 and part of 2005, these payments were made to MONY Securities Corporation ("MSC").

Please see your Prospectus for detailed information regarding the distribution of the contracts.



FEDERAL TAX STATUS


INTRODUCTION

The Contract is designed for use to fund retirement plans which may or may not be Qualified Plans under the provisions of the Internal Revenue Code (the "Code"). The ultimate effect of federal income taxes on the Contract value, on annuity payments, and on the economic benefit to the Owner, Annuitant, or Beneficiary depends on the type of retirement plan for which the Contract is purchased and upon the tax and employment status of the individual concerned. The discussion contained herein is general in nature and is not intended as tax advice. Each person concerned should consult a competent tax adviser. No attempt is made to consider any applicable state or other tax laws. Moreover, the discussion herein is based upon the Company's understanding of current federal income tax laws as they are currently interpreted. No representation is made regarding the likelihood of continuation of those current federal income tax laws or of the current interpretations by the Internal Revenue Service.


TAXATION OF ANNUITIES IN GENERAL

Section 72 of the Code governs taxation of annuities in general. Except in the case of certain corporate and other non-individual Owners there are no income taxes on increases in the value of a Contract until a distribution occurs, in the form of a full surrender, a partial surrender or withdrawal, a death benefit, an assignment or gift of the Contract, or as annuity payments.


SURRENDERS, DEATH BENEFITS, ASSIGNMENTS AND GIFTS


An Owner who fully surrenders his or her Contract is taxed on the portion of the payment that exceeds his or her cost basis in the Contract. For Non-Qualified Contracts, the cost basis is generally the amount of the Purchase Payments made for the Contract, and the taxable portion of the surrender payment is taxed as ordinary income. For Qualified Contracts, the cost basis is generally zero, except to the extent of after-tax contributions, and the taxable portion of the surrender payment is generally taxed as ordinary income. A Beneficiary entitled to receive a lump sum death benefit upon the death of the Annuitant is taxed on the portion of the amount that exceeds the Owner's cost basis in the Contract. If the Beneficiary elects to receive annuity payments within 60 days of the Annuitant's death, different tax rules apply. (See "Annuity payments" below.)


Partial surrenders or withdrawals received under Non-Qualified Contracts prior to annuitization are first included in gross income to the extent Fund Value exceeds Purchase Payments, less prior nontaxable distributions, and the balance is treated as a nontaxable return of principal to the Owner. For partial surrenders under a Qualified Contract, payments are generally prorated between taxable income and non-taxable return of investment.

Because of the cost basis of Qualified Contracts generally being zero, partial surrender amounts will generally be fully taxed as ordinary income.

An Owner who assigns or pledges a Non-Qualified Contract is treated as if he or she had received the amount assigned or pledged and thus is subject to taxation under the rules applicable to surrenders. A Contractholder who gives away the Contract (i.e., transfers it without full and adequate consideration) to anyone other than his or her spouse (or ex-spouse pursuant to divorce settlement) is treated for income tax purposes as if he or she had fully surrendered the Contract.


ANNUITY PAYMENTS

The non-taxable portion of each annuity payment is determined by an "exclusion ratio" formula which establishes the ratio that the cost basis of the Contract bears to the total expected value of annuity payments for the term of the annuity. The remaining portion of each payment is taxable. Such taxable portion is taxed at ordinary income rates. For Qualified Contracts, the cost basis is generally zero. With annuity payments based on life contingencies, the payments will become fully taxable once the Annuitant lives longer than the life expectancy used to calculate the non-taxable portion of the prior payments. Conversely, a tax deduction in the taxable year, equal to the unrecovered cost basis, is available if the Annuitant does not live to life expectancy.


PENALTY TAX

Payments received by Owners, Annuitants, and Beneficiaries under both Qualified and Non-Qualified Contracts may be subject to both ordinary income taxes and a penalty tax equal to 10 percent of the amount received that is includable in income. The penalty is not imposed on amounts received: (a) after the taxpayer attains age 591/2; (b) in a series of substantially equal annual or more frequent payments made for life or life expectancy following separation from service; (c) after the death of the Owner (or, where the Owner is not a human being, the death of the Annuitant); (d) if the taxpayer is totally disabled; (e) upon early retirement under the plan after the taxpayer's attainment of age 55; (f) pursuant to a Qualified Domestic Relations Order; or (g) which are used for certain medical care expenses. Exceptions (e) and (f) do not apply to Individual Retirement Accounts and Annuities and exceptions (e), (f) and (g) do not apply to Non-Qualified Contracts. An additional exception for Non-Qualified Contracts is amounts allocable to investment in the Contract before August 16, 1982. Additional exceptions for Individual Retirement Accounts and Annuities are available for payment of medical insurance by a person receiving unemployment compensation, for first home purchases and for eligible higher education expenses.


INCOME TAX WITHHOLDING

The Company generally is required to withhold federal and, where applicable, state income taxes on taxable amounts paid under the Contract unless the recipient elects not to have withholding apply. The Company will notify recipients of their right to elect not to have withholding apply.

Additionally, distributions of plan benefits from qualified retirement plans, other than traditional individual retirement arrangements ("traditional IRAs"), generally will be subject to mandatory federal income tax withholding unless they are:

1. Part of a series of substantially equal periodic payments (at least annually) for the participant's life or life expectancy, the joint lives or life expectancies of the participant and his/her beneficiary, or a period certain of not less than 10 years,

2.   A required minimum distribution, or

3.   A "hardship" distribution.

Such withholding will apply even if the distribution is rolled over into another eligible retirement plan, including a traditional IRA. The withholding can be avoided if the participant's interest is directly rolled over by the old plan to another eligible retirement plan, including a traditional IRA. A direct rollover to the new plan can be made only in accordance with the terms of the old plan.


INVESTMENT DIVERSIFICATION AND INVESTOR CONTROL

The Funds are designed to be managed to meet the diversification requirements applicable to nonqualified variable contracts under Treasury Regulations as those requirements may change from time to time. The Company intends to satisfy those requirements so that the Contract will be treated as an annuity contract for tax purposes.

Under certain circumstances, the IRS has stated that a nonqualified variable contract owner could be treated as the owner (for tax purposes) of the assets of Variable Account A. In such a case the contract owner would be taxed on income and gains attributable to the shares of the underlying Funds.

The circumstances that would lead to this tax treatment would be that, in the opinion of the IRS, the contract owner could control the underlying investment portfolios of Variable Account A. The IRS has said that the owners of variable annuities will not be treated as owning the separate account assets provided the underlying portfolios are restricted to variable life and annuity assets. The variable annuity owners must have the right only to choose among the portfolios, and must have no right to direct the particular investment decisions within the portfolios.

The Company believes that, under current IRS guidance, the contract owner would not be treated as the owner of the assets of Variable Account A. However, there are some issues that remain unclear. For example, the IRS has not issued any guidance as to whether having a large number of underlying investment portfolios available, or an unlimited right to transfer among them, could cause the contract owner to be treated as the separate account asset owner. We do not know whether the IRS will ever provide such guidance or whether such guidance, if unfavorable, would apply retroactively to a Contract. Furthermore, the IRS could reverse its current guidance at any time. The Company, however, has reserved certain rights to alter the Contract and investment alternatives so as to comply with such regulations or revenue rulings. The Company reserves the right to modify the Contract as necessary to prevent the Owner from being treated as the owner of the assets of Variable Account A.


QUALIFIED PLANS

The Contract is designed for use with several types of Qualified Retirement Plans. The tax rules applicable to participants in such Qualified Plans vary according to the type of plan and the terms and conditions of the plan itself.

Federal income tax rules prescribe how a retirement plan qualifies for tax-favored status and set requirements for plan features, including: participation and coverage; nondiscrimination; vesting and funding; and limits on contributions, distributions and benefits. Therefore, no attempt is made herein to provide more than general information about the use of the Contract with the various types of Qualified Plans. Participants under such Qualified Plans as well as Owners, Annuitants, and Beneficiaries are cautioned that the rights of any person to any benefits under such Qualified Plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Contract issued in connection therewith. Following are brief descriptions of the various types of Qualified Plans and of the use of the Contract in connection therewith. Purchasers of the Contract should seek competent advice concerning the terms and conditions of the particular Qualified Plan and use of the Contract with that plan.


TAX-SHELTERED ANNUITIES

Section 403(b) of the Code permits employers of public school employees and employees of certain types of charitable organizations specified in Section 501(c)(3) of the Code and certain educational organizations to purchase annuity contracts on behalf of their employees and, subject to certain contribution limitations, exclude the amount of Purchase Payments from gross income for tax purposes. However, such Purchase Payments may be subject to Social Security

(FICA) taxes. These annuity contracts are commonly referred to as "Tax-Sheltered Annuities." Effective January 1, 1989, the Contracts have been withdrawn from sale to Qualified Plans which intend to qualify for federal income tax advantages under Section 403(b).


H.R. 10 PLANS

"H.R. 10" or "Keogh" plans permit self-employed individuals to establish Qualified Plans for themselves and their employees. The tax consequences to participants under such plans depend upon the terms of the plan. In order to establish such a plan, a plan document, usually in prototype form pre-approved by the Internal Revenue Service, is adopted and implemented by the employer.


INDIVIDUAL RETIREMENT ACCOUNTS AND ANNUITIES

Section 408 of the Code permits eligible individuals to contribute to individual retirement arrangements known as "Individual Retirement Accounts" and "Individual Retirement Annuities." There are Traditional, Roth and SIMPLE IRAs, each providing its own special treatment and subject to its own special rules. Employers may make contributions to IRAs by establishing Simplified Employee Pension ("SEP") plans or SIMPLE IRA plans.


CORPORATE PENSION AND PROFIT-SHARING PLANS

Section 401(a) of the Code permits corporate employers to establish various types of retirement plans for employees. Such retirement plans may permit the purchase of the Contract to provide benefits under the plans.


CERTAIN GOVERNMENTAL ENTITIES

Section 457 of the Code permits certain governmental entities and tax-exempt organizations to establish deferred contribution plans. Such deferred contribution plans may permit the purchase of the Contract to provide benefits under the plans.



FINANCIAL STATEMENTS

The financial statements of the Company should be distinguished from the financial statements of the Variable Account. The financial statements of the Company should be considered only as bearing upon the ability of the Company to meet its obligations under the Contracts and should not be considered as bearing on the investment performance of the assets held in the Variable Account.

FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS
INDEX TO FINANCIAL STATEMENTS


With respect to MONY Variable Account A
 Report of Independent Registered Public Accounting Firm....................   2
 Statements of Assets and Liabilities, December 31, 2005..................   F-3
 Statements of Operations for the Year Ended December 31,2005............   F-21
 Statements of Changes in Net Assets for the Years Ended December 31,
 2005 and December 31, 2004................................................ F-30
 Notes to Financial Statements...........................................   F-46


With respect to MONY Life Insurance Company:
 Report of Independent Registered Public Accounting Firm.......................1
 Balance Sheets as of December 31, 2005 and 2004...............................2
 Statements of Operations for the Year Ended December 31, 2005 (Successor),
 Six Months Ended December 31, 2004 (Successor), Six Months Ended June 30,
 2004 (Predecessor), and the Year Ended December 31,
 2003 (Predecessor)............................................................3
 Statements of Shareholder's Equity for the Years Ended December 31, 2005, 2004
 and 2003......................................................................4
 Statements of Cash Flows for the Year Ended December 31, 2005 (Successor),
 Six Months Ended December 31, 2004 (Successor), Six Months Ended June 30, 2004
 (Predecessor), and the Year Ended December 31, 2003 (Predecessor).............5
 Notes to Financial Statements.................................................7











                                     FSA-1

--------------------------------------------------------------------------------

            Report of Independent Registered Public Accounting Firm


To the Board of Directors of
MONY Life Insurance Company and the
Contractowners of Subaccounts of MONY Variable Account A


In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the Subaccounts of MONY Variable Account A listed in Note 1 at December 31, 2005, and the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of MONY Life Insurance Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2005, by correspondence with the underlying funds' transfer agents, provide a reasonable basis for our opinion.


/s/ PricewaterhouseCoopers LLP
New York, New York


April 13, 2006

MONY
VARIABLE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2005


                                                AIM V.I.         AIM V.I.             AIM V.I.
                                              Basic Value   Financial Services   Global Health Care
                                             ------------- -------------------- --------------------
Assets
Shares held in respective Funds ............     192,158           40,625                57,808
                                               ---------         --------            ----------
Investments at cost ........................  $2,133,325         $555,736            $  988,489
                                              ----------         --------            ----------
Investment in respective Funds, at net asset
 value .....................................  $2,376,996         $620,343            $1,181,585
Amount due from MONY .......................          --               --                    --
Amount due from respective Funds ...........      33,732              732                 1,323
                                              ----------         --------            ----------
  Total Assets .............................   2,410,728          621,075             1,182,908
                                              ==========         ========            ==========
Liabilities
Amount due to MONY .........................      33,732              732                 1,323
Amount due to respective Funds .............          --               --                    --
                                              ----------         --------            ----------
  Total Liabilities ........................      33,732              732                 1,323
                                              ----------         --------            ----------
Net Assets .................................  $2,376,996         $620,343            $1,181,585
                                              ==========         ========            ==========



                                                    AIM V.I.         AIM V.I.    Alger American   Alger American
                                              Mid Cap Core Equity   Technology      Balanced       MidCap Growth
                                             --------------------- ------------ ---------------- ----------------
Assets
Shares held in respective Funds ............          59,659           31,807         128,238          151,925
                                                      ------           ------         -------          -------
Investments at cost ........................        $763,196         $370,059      $1,640,735       $2,786,859
                                                    --------         --------      ----------       ----------
Investment in respective Funds, at net asset
 value .....................................        $811,958         $403,625      $1,851,759       $3,327,145
Amount due from MONY .......................              --               --              --               --
Amount due from respective Funds ...........             950              456           2,063           17,024
                                                    --------         --------      ----------       ----------
  Total Assets .............................         812,908          404,081       1,853,822        3,344,169
                                                    ========         ========      ==========       ==========
Liabilities
Amount due to MONY .........................             950              456           2,063           17,024
Amount due to respective Funds .............              --               --              --               --
                                                    --------         --------      ----------       ----------
  Total Liabilities ........................             950              456           2,063           17,024
                                                    --------         --------      ----------       ----------
Net Assets .................................        $811,958         $403,625      $1,851,759       $3,327,145
                                                    ========         ========      ==========       ==========

-------
The accompanying notes are an integral part of these financial statements.

MONY
VARIABLE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2005


                                                                     Dreyfus
                                                   Dreyfus IP        Socially         Dreyfus
                                                   Small Cap       Responsible      Stock Index
                                                  Stock Index   Growth Fund, Inc.    Fund, Inc.
                                                 ------------- ------------------- -------------
Assets
Shares held in respective Funds ................      45,695            58,362          335,492
                                                      ------            ------          -------
Investments at cost ............................    $656,187        $1,864,199      $10,972,330
                                                    --------        ----------      -----------
Investment in respective Funds, at net asset
 value .........................................    $761,730        $1,522,091      $10,675,344
Amount due from MONY ...........................          --                --               --
Amount due from respective Funds ...............         892             2,179           12,295
                                                    --------        ----------      -----------
  Total Assets .................................     762,622         1,524,270       10,687,639
                                                    ========        ==========      ===========
Liabilities
Amount due to MONY .............................         892             2,179           12,295
Amount due to respective Funds .................          --                --               --
                                                    --------        ----------      -----------
  Total Liabilities ............................         892             2,179           12,295
                                                    --------        ----------      -----------
Net Assets .....................................    $761,730        $1,522,091      $10,675,344
                                                    ========        ==========      ===========
-----------
*  Denotes multiple share classes held by the respective fund
 Class A .......................................
 Class B .......................................


                                                  EQ/Bear Stearns                         EQ/Calvert   EQ/Capital
                                                   Small Company    EQ/Boston Advisors     Socially     Guardian
                                                       Growth         Equity Income*     Responsible    Research
                                                 ----------------- -------------------- ------------- -----------
Assets
Shares held in respective Funds ................        740,696          1,014,962           36,918       6,547
                                                        -------          ---------           ------       -----
Investments at cost ............................     $5,771,937         $5,526,363         $278,697     $81,059
                                                     ----------         ----------         --------     -------
Investment in respective Funds, at net asset
 value .........................................     $6,488,495         $6,455,132         $302,360     $81,909
Amount due from MONY ...........................             --                 --               --          --
Amount due from respective Funds ...............          8,671              6,209              346          85
                                                     ----------         ----------         --------     -------
  Total Assets .................................      6,497,166          6,461,341          302,706      81,994
                                                     ==========         ==========         ========     =======
Liabilities
Amount due to MONY .............................          8,671              6,209              346          85
Amount due to respective Funds .................             --                 --               --          --
                                                     ----------         ----------         --------     -------
  Total Liabilities ............................          8,671              6,209              346          85
                                                     ----------         ----------         --------     -------
Net Assets .....................................     $6,488,495         $6,455,132         $302,360     $81,909
                                                     ==========         ==========         ========     =======
-------
*  Denotes multiple share classes held by the respective fund
 Class A .......................................                             2,422
 Class B .......................................                         1,012,540

The accompanying notes are an integral part of these financial statements.

MONY
VARIABLE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2005


                                                                  EQ/Enterprise    EQ/GAMCO
                                              EQ/Caywood-Scholl     Moderate      Mergers and
                                               High Yield Bond     Allocation    Acquisitions
                                             ------------------- -------------- --------------
Assets
Shares held in respective Funds ............       1,629,169        2,913,037        132,277
                                                   ---------        ---------        -------
Investments at cost ........................      $7,383,833      $69,860,840     $1,468,446
                                                  ----------      -----------     ----------
Investment in respective Funds, at net asset
 value .....................................      $7,429,013      $57,415,966     $1,535,735
Amount due from MONY .......................              --               --             --
Amount due from respective Funds ...........           8,260           59,254          7,376
                                                  ----------      -----------     ----------
  Total Assets .............................       7,437,273       57,475,220      1,543,111
                                                  ==========      ===========     ==========
Liabilities
Amount due to MONY .........................           8,260           59,254          7,376
Amount due to respective Funds .............              --               --             --
                                                  ----------      -----------     ----------
  Total Liabilities ........................           8,260           59,254          7,376
                                                  ----------      -----------     ----------
Net Assets .................................      $7,429,013      $57,415,966     $1,535,735
                                                  ==========      ===========     ==========



                                                 EQ/GAMCO
                                              Small Company   EQ/Government   EQ/Intermediate   EQ/International
                                                  Value         Securities       Term Bond           Growth
                                             --------------- --------------- ----------------- -----------------
Assets
Shares held in respective Funds ............     1,481,190       1,244,362          628,637           954,256
                                                 ---------       ---------          -------           -------
Investments at cost ........................   $34,819,375     $14,435,353       $6,990,993        $6,065,301
                                               -----------     -----------       ----------        ----------
Investment in respective Funds, at net asset
 value .....................................   $39,858,835     $13,538,673       $6,355,518        $4,971,673
Amount due from MONY .......................            --              --               --                --
Amount due from respective Funds ...........        65,468          13,479            6,772            22,311
                                               -----------     -----------       ----------        ----------
  Total Assets .............................    39,924,303      13,552,152        6,362,290         4,993,984
                                               ===========     ===========       ==========        ==========
Liabilities
Amount due to MONY .........................        65,468          13,479            6,772            22,311
Amount due to respective Funds .............            --              --               --                --
                                               -----------     -----------       ----------        ----------
  Total Liabilities ........................        65,468          13,479            6,772            22,311
                                               -----------     -----------       ----------        ----------
Net Assets .................................   $39,858,835     $13,538,673       $6,355,518        $4,971,673
                                               ===========     ===========       ==========        ==========

-------
The accompanying notes are an integral part of these financial statements.

MONY
VARIABLE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2005


                                                                               EQ/Mercury
                                                     EQ/Long     EQ/Marsico   Basic Value
                                                    Term Bond       Focus        Equity
                                                 -------------- ------------ -------------
Assets
Shares held in respective Funds ................      883,332       327,311       29,776
                                                      -------       -------       ------
Investments at cost ............................  $11,945,138    $4,610,739     $437,539
                                                  -----------    ----------     --------
Investment in respective Funds, at net asset
 value .........................................  $11,960,327    $5,151,868     $449,324
Amount due from MONY ...........................           --            --           --
Amount due from respective Funds ...............       12,544         7,405          510
                                                  -----------    ----------     --------
  Total Assets .................................   11,972,871     5,159,273      449,834
                                                  ===========    ==========     ========
Liabilities
Amount due to MONY .............................       12,544         7,405          510
Amount due to respective Funds .................           --            --           --
                                                  -----------    ----------     --------
  Total Liabilities ............................       12,544         7,405          510
                                                  -----------    ----------     --------
Net Assets .....................................  $11,960,327    $5,151,868     $449,324
                                                  ===========    ==========     ========



                                                    EQ/Money    EQ/Montag & Caldwell     EQ/PIMCO      EQ/Short
                                                     Market            Growth          Real Return   Duration Bond
                                                 ------------- ---------------------- ------------- --------------
Assets
Shares held in respective Funds ................   14,726,858          4,414,138          214,422        118,876
                                                   ----------          ---------          -------        -------
Investments at cost ............................  $14,726,858        $23,443,863       $2,235,582     $1,191,562
                                                  -----------        -----------       ----------     ----------
Investment in respective Funds, at net asset
 value .........................................  $14,726,858        $22,335,535       $2,174,245     $1,182,815
Amount due from MONY ...........................      337,915                 --               --             --
Amount due from respective Funds ...............           --             45,602            2,450          1,318
                                                  -----------        -----------       ----------     ----------
  Total Assets .................................   15,064,773         22,381,137        2,176,695      1,184,133
                                                  ===========        ===========       ==========     ==========
Liabilities
Amount due to MONY .............................           --             45,602            2,450          1,318
Amount due to respective Funds .................      337,915                 --               --             --
                                                  -----------        -----------       ----------     ----------
  Total Liabilities ............................      337,915             45,602            2,450          1,318
                                                  -----------        -----------       ----------     ----------
Net Assets .....................................  $14,726,858        $22,335,535       $2,174,245     $1,182,815
                                                  ===========        ===========       ==========     ==========

-------
The accompanying notes are an integral part of these financial statements.

MONY
VARIABLE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2005


                                                                    EQ/UBS
                                                     EQ/TCW       Growth and     Fidelity VIP
                                                     Equity         Income      Contrafund(R)
                                                 -------------- -------------- ---------------
Assets
Shares held in respective Funds ................    1,212,736      1,984,574         268,347
                                                  -----------    -----------      ----------
Investments at cost ............................  $32,235,368    $10,926,314      $6,239,221
                                                  -----------    -----------      ----------
Investment in respective Funds, at net asset
 value .........................................  $26,789,332    $11,947,242      $8,299,987
Amount due from MONY ...........................           --             --              --
Amount due from respective Funds ...............       34,819         13,205           9,085
                                                  -----------    -----------      ----------
  Total Assets .................................   26,824,151     11,960,447       8,309,072
                                                  ===========    ===========      ==========
Liabilities
Amount due to MONY .............................       34,819         13,205           9,085
Amount due to respective Funds .................           --             --              --
                                                  -----------    -----------      ----------
  Total Liabilities ............................       34,819         13,205           9,085
                                                  -----------    -----------      ----------
Net Assets .....................................  $26,789,332    $11,947,242      $8,299,987
                                                  ===========    ===========      ==========



                                                                  Fidelity VIP    Franklin        Franklin
                                                  Fidelity VIP       Growth        Income     Rising Dividends
                                                     Growth      Opportunities   Securities      Securities
                                                 -------------- --------------- ------------ -----------------
Assets
Shares held in respective Funds ................      128,108         109,933       322,374         114,565
                                                      -------         -------       -------         -------
Investments at cost ............................   $5,150,773      $1,886,900    $4,765,865      $1,911,775
                                                   ----------      ----------    ----------      ----------
Investment in respective Funds, at net asset
 value .........................................   $4,299,302      $1,905,137    $4,938,765      $2,043,846
Amount due from MONY ...........................           --              --            --              --
Amount due from respective Funds ...............       12,481          19,509         5,890           2,288
                                                   ----------      ----------    ----------      ----------
  Total Assets .................................    4,311,783       1,924,646     4,944,655       2,046,134
                                                   ==========      ==========    ==========      ==========
Liabilities
Amount due to MONY .............................       12,481          19,509         5,890           2,288
Amount due to respective Funds .................           --              --            --              --
                                                   ----------      ----------    ----------      ----------
  Total Liabilities ............................       12,481          19,509         5,890           2,288
                                                   ----------      ----------    ----------      ----------
Net Assets .....................................   $4,299,302      $1,905,137    $4,938,765      $2,043,846
                                                   ==========      ==========    ==========      ==========

-------
The accompanying notes are an integral part of these financial statements.

MONY
VARIABLE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2005


                                                Franklin                       Janus Aspen
                                              Zero Coupon     Janus Aspen         Series       Janus Aspen
                                                  2010      Series Balanced   Flexible Bond   Series Forty*
                                             ------------- ----------------- --------------- ---------------
Assets
Shares held in respective Funds ............      37,350          306,851          163,821         220,058
                                                --------       ---------        ----------      ----------
Investments at cost ........................    $597,311       $7,340,170       $2,128,027      $5,620,751
                                                --------       ----------       ----------      ----------
Investment in respective Funds, at net asset
 value .....................................    $596,103       $7,898,337       $1,951,102      $6,074,232
Amount due from MONY .......................          --               --               --              --
Amount due from respective Funds ...........         678            9,535            1,899           7,198
                                                --------       ----------       ----------      ----------
  Total Assets .............................     596,781        7,907,872        1,953,001       6,081,430
                                                ========       ==========       ==========      ==========
Liabilities
Amount due to MONY .........................         678            9,535            1,899           7,198
Amount due to respective Funds .............          --               --               --              --
                                                --------       ----------       ----------      ----------
  Total Liabilities ........................         678            9,535            1,899           7,198
                                                --------       ----------       ----------      ----------
Net Assets .................................    $596,103       $7,898,337       $1,951,102      $6,074,232
                                                ========       ==========       ==========      ==========
-------
*  Denotes multiple share classes held by the respective fund
   Institutional .............................                                                    146,266
   Service ...................................                                                     73,792



                                                   Janus Aspen         Janus Aspen      Janus Aspen
                                              Series International   Series Mid Cap   Series Worldwide
                                                     Growth              Growth            Growth
                                             ---------------------- ---------------- -----------------
Assets
Shares held in respective Funds ............           95,739             169,591           179,924
                                                       ------             -------           -------
Investments at cost ........................       $2,363,418          $6,844,055        $6,607,986
                                                   ----------          ----------        ----------
Investment in respective Funds, at net asset
 value .....................................       $3,367,140          $4,921,544        $5,030,674
Amount due from MONY .......................               --                  --                --
Amount due from respective Funds ...........            7,517               6,588             6,938
                                                   ----------          ----------        ----------
  Total Assets .............................        3,374,657           4,928,132         5,037,612
                                                   ==========          ==========        ==========
Liabilities
Amount due to MONY .........................            7,517               6,588             6,938
Amount due to respective Funds .............               --                  --                --
                                                   ----------          ----------        ----------
  Total Liabilities ........................            7,517               6,588             6,938
                                                   ----------          ----------        ----------
Net Assets .................................       $3,367,140          $4,921,544        $5,030,674
                                                   ==========          ==========        ==========
-------
*Denotes multiple share classes held by the respective fund
 Institutional .............................
 Service ...................................

The accompanying notes are an integral part of these financial statements.

MONY
VARIABLE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2005


                                                                   Lord Abbett
                                                    Lord Abbett    Growth and    Lord Abbett
                                                  Bond-Debenture     Income     Mid-Cap Value
                                                 ---------------- ------------ ---------------
Assets
Shares held in respective Funds ................       330,247        239,865        281,859
                                                       -------        -------        -------
Investments at cost ............................    $3,950,522     $5,833,623     $5,176,505
                                                    ----------     ----------     ----------
Investment in respective Funds, at net asset
 value .........................................    $3,794,536     $6,274,869     $5,944,411
Amount due from MONY ...........................            --             --             --
Amount due from respective Funds ...............         3,502          7,176         18,056
                                                    ----------     ----------     ----------
  Total Assets .................................     3,798,038      6,282,045      5,962,467
                                                    ==========     ==========     ==========
Liabilities
Amount due to MONY .............................         3,502          7,176         18,056
Amount due to respective Funds .................            --             --             --
                                                    ----------     ----------     ----------
  Total Liabilities ............................         3,502          7,176         18,056
                                                    ----------     ----------     ----------
Net Assets .....................................    $3,794,536     $6,274,869     $5,944,411
                                                    ==========     ==========     ==========



                                                      MFS(R)           MFS(R)         MFS(R)         MFS(R)
                                                  Mid Cap Growth   New Discovery   Total Return    Utilities
                                                 ---------------- --------------- -------------- -------------
Assets
Shares held in respective Funds ................      101,654           37,040         165,925        75,466
                                                     --------         --------      ----------    ----------
Investments at cost ............................     $640,716         $454,559      $3,147,891    $1,506,780
                                                     --------         --------      ----------    ----------
Investment in respective Funds, at net asset
 value .........................................     $742,075         $579,679      $3,432,997    $1,791,553
Amount due from MONY ...........................           --               --              --            --
Amount due from respective Funds ...............          836              680           3,265         1,983
                                                     --------         --------      ----------    ----------
  Total Assets .................................      742,911          580,359       3,436,262     1,793,536
                                                     ========         ========      ==========    ==========
Liabilities
Amount due to MONY .............................          836              680           3,265         1,983
Amount due to respective Funds .................           --               --              --            --
                                                     --------         --------      ----------    ----------
  Total Liabilities ............................          836              680           3,265         1,983
                                                     --------         --------      ----------    ----------
Net Assets .....................................     $742,075         $579,679      $3,432,997    $1,791,553
                                                     ========         ========      ==========    ==========

-------
The accompanying notes are an integral part of these financial statements.

MONY
VARIABLE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2005


                                                                              Oppenheimer
                                                  Old Mutual    Old Mutual       Global
                                                    Mid-Cap    Select Value    Securities
                                                 ------------ -------------- -------------
Assets
Shares held in respective Funds ................     212,121       43,937        167,167
                                                  ----------     --------     ----------
Investments at cost ............................  $2,895,493     $551,154     $4,516,487
                                                  ----------     --------     ----------
Investment in respective Funds, at net asset
 value .........................................  $3,540,304     $626,100     $5,543,256
Amount due from MONY ...........................          --           --             --
Amount due from respective Funds ...............       3,237          677         23,850
                                                  ----------     --------     ----------
  Total Assets .................................   3,543,541      626,777      5,567,106
                                                  ==========     ========     ==========
Liabilities
Amount due to MONY .............................       3,237          677         23,850
Amount due to respective Funds .................          --           --             --
                                                  ----------     --------     ----------
  Total Liabilities ............................       3,237          677         23,850
                                                  ----------     --------     ----------
Net Assets .....................................  $3,540,304     $626,100     $5,543,256
                                                  ==========     ========     ==========



                                                                                                  PIMCO
                                                                      PIMCO                    StocksPLUS
                                                    Oppenheimer    Global Bond      PIMCO      Growth and   Premier VIT
                                                  Main Street(R)    (Unhedged)   Real Return     Income     OpCap Equity
                                                 ---------------- ------------- ------------- ------------ -------------
Assets
Shares held in respective Funds ................        84,439        221,977        897,547      447,270       11,723
                                                        ------        -------        -------      -------       ------
Investments at cost ............................    $1,647,256     $2,829,243    $11,277,050   $4,044,444     $403,833
                                                    ----------     ----------    -----------   ----------     --------
Investment in respective Funds, at net asset
 value .........................................    $1,826,407     $2,643,750    $11,389,871   $4,562,160     $449,931
Amount due from MONY ...........................            --             --             --           --           --
Amount due from respective Funds ...............         2,168          2,166         22,983        5,082          468
                                                    ----------     ----------    -----------   ----------     --------
  Total Assets .................................     1,828,575      2,645,916     11,412,854    4,567,242      450,399
                                                    ==========     ==========    ===========   ==========     ========
Liabilities
Amount due to MONY .............................         2,168          2,166         22,983        5,082          468
Amount due to respective Funds .................            --             --             --           --           --
                                                    ----------     ----------    -----------   ----------     --------
  Total Liabilities ............................         2,168          2,166         22,983        5,082          468
                                                    ----------     ----------    -----------   ----------     --------
Net Assets .....................................    $1,826,407     $2,643,750    $11,389,871   $4,562,160     $449,931
                                                    ==========     ==========    ===========   ==========     ========

-------
The accompanying notes are an integral part of these financial statements.

MONY
VARIABLE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2005


                                                                                                  ProFund VP
                                                   Premier VIT      Premier VIT     ProFund VP   Rising Rates
                                                  OpCap Managed   OpCap Small Cap      Bear       Opportunity
                                                 --------------- ----------------- ------------ --------------
Assets
Shares held in respective Funds ................        34,497           8,802          2,084        42,247
                                                    ----------        --------        -------      --------
Investments at cost ............................    $1,354,362        $249,085        $64,358      $956,034
                                                    ----------        --------        -------      --------
Investment in respective Funds, at net asset
 value .........................................    $1,486,144        $275,334        $58,804      $808,606
Amount due from MONY ...........................            --              --             --            --
Amount due from respective Funds ...............         1,536             284             66           983
                                                    ----------        --------        -------      --------
  Total Assets .................................     1,487,680         275,618         58,870       809,589
                                                    ==========        ========        =======      ========
Liabilities
Amount due to MONY .............................         1,536             284             66           983
Amount due to respective Funds .................            --              --             --            --
                                                    ----------        --------        -------      --------
  Total Liabilities ............................         1,536             284             66           983
                                                    ----------        --------        -------      --------
Net Assets .....................................    $1,486,144        $275,334        $58,804      $808,606
                                                    ==========        ========        =======      ========



                                                               Van Kampen UIF   Van Kampen UIF
                                                  ProFund VP      Emerging       Global Value     Van Kampen UIF
                                                   UltraBull   Markets Equity       Equity       U.S. Real Estate
                                                 ------------ ---------------- ---------------- -----------------
Assets
Shares held in respective Funds ................      98,587        109,208          40,899            326,104
                                                  ----------     ----------        --------         ----------
Investments at cost ............................  $2,112,520     $1,105,250        $529,975         $5,631,527
                                                  ----------     ----------        --------         ----------
Investment in respective Funds, at net asset
 value .........................................  $2,034,833     $1,608,635        $608,165         $7,526,470
Amount due from MONY ...........................          --             --              --                 --
Amount due from respective Funds ...............      25,897          1,773             665              8,283
                                                  ----------     ----------        --------         ----------
  Total Assets .................................   2,060,730      1,610,408         608,830          7,534,753
                                                  ==========     ==========        ========         ==========
Liabilities
Amount due to MONY .............................      25,897          1,773             665              8,283
Amount due to respective Funds .................          --             --              --                 --
                                                  ----------     ----------        --------         ----------
  Total Liabilities ............................      25,897          1,773             665              8,283
                                                  ----------     ----------        --------         ----------
Net Assets .....................................  $2,034,833     $1,608,635        $608,165         $7,526,470
                                                  ==========     ==========        ========         ==========

-------
The accompanying notes are an integral part of these financial statements.

MONY
VARIABLE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2005





                                                                                          Mortality
                                                                                              &
                                                                                           Expense   Unit Fair      Units
             Fund Name                                Option                     Class      Ratio      Value     Outstanding
----------------------------------   ---------------------------------------- ---------- ---------- ----------- ------------
AIM V.I. Basic Value .............   MONY Custom Master                        Series I      1.35%   $  13.74      53,982
AIM V.I. Basic Value .............   MONY Variable Annuity Option 1            Series I      1.20%      13.21      40,179
AIM V.I. Basic Value .............   MONY Variable Annuity Option 2            Series I      1.45%      13.13      72,402
AIM V.I. Basic Value .............   MONY Variable Annuity L Share Option 1    Series I      1.45%      14.76       1,176
AIM V.I. Basic Value .............   MONY Variable Annuity L Share Option 2    Series I      1.72%      13.06       1,432
AIM V.I. Basic Value .............   MONY Variable Annuity L Share Option 3    Series I      2.37%      12.86       7,671
AIM V.I. Basic Value .............   MONY Variable Annuity C Share Option 1    Series I      1.50%      14.75          --
AIM V.I. Basic Value .............   MONY Variable Annuity C Share Option 2    Series I      1.77%      13.05       1,416
AIM V.I. Basic Value .............   MONY Variable Annuity C Share Option 3    Series I      2.42%      12.85          --

AIM V.I. Financial Services ......   MONY Variable Annuity Option 1            Series I      1.20%   $  11.64      13,107
AIM V.I. Financial Services ......   MONY Variable Annuity Option 2            Series I      1.45%      12.32      30,515
AIM V.I. Financial Services ......   MONY Variable Annuity L Share Option 1    Series I      1.45%      14.53          --
AIM V.I. Financial Services ......   MONY Variable Annuity L Share Option 2    Series I      1.72%      12.46          --
AIM V.I. Financial Services ......   MONY Variable Annuity L Share Option 3    Series I      2.37%      12.27       2,574
AIM V.I. Financial Services ......   MONY Variable Annuity C Share Option 1    Series I      1.50%      14.15       4,248
AIM V.I. Financial Services ......   MONY Variable Annuity C Share Option 2    Series I      1.77%      12.45          --
AIM V.I. Financial Services ......   MONY Variable Annuity C Share Option 3    Series I      2.42%      12.25          --

AIM V.I. Global Health Care ......   MONY Variable Annuity Option 1            Series I      1.20%   $  11.01      42,421
AIM V.I. Global Health Care ......   MONY Variable Annuity Option 2            Series I      1.45%      11.71      58,550
AIM V.I. Global Health Care ......   MONY Variable Annuity L Share Option 1    Series I      1.45%      14.34          --
AIM V.I. Global Health Care ......   MONY Variable Annuity L Share Option 2    Series I      1.72%      12.66       2,253
AIM V.I. Global Health Care ......   MONY Variable Annuity L Share Option 3    Series I      2.37%      12.47          --
AIM V.I. Global Health Care ......   MONY Variable Annuity C Share Option 1    Series I      1.50%      13.53          --
AIM V.I. Global Health Care ......   MONY Variable Annuity C Share Option 2    Series I      1.77%      12.65          --
AIM V.I. Global Health Care ......   MONY Variable Annuity C Share Option 3    Series I      2.42%      12.45          --

AIM V.I. Mid Cap Core Equity .....   MONY Custom Master                        Series I      1.35%   $  13.97      18,579
AIM V.I. Mid Cap Core Equity .....   MONY Variable Annuity Option 1            Series I      1.20%      13.57       9,030
AIM V.I. Mid Cap Core Equity .....   MONY Variable Annuity Option 2            Series I      1.45%      13.92      24,671
AIM V.I. Mid Cap Core Equity .....   MONY Variable Annuity L Share Option 1    Series I      1.45%      14.83          --
AIM V.I. Mid Cap Core Equity .....   MONY Variable Annuity L Share Option 2    Series I      1.72%      13.24         242
AIM V.I. Mid Cap Core Equity .....   MONY Variable Annuity L Share Option 3    Series I      2.37%      13.04       6,124
AIM V.I. Mid Cap Core Equity .....   MONY Variable Annuity C Share Option 1    Series I      1.50%      14.81         217
AIM V.I. Mid Cap Core Equity .....   MONY Variable Annuity C Share Option 2    Series I      1.77%      13.23          --
AIM V.I. Mid Cap Core Equity .....   MONY Variable Annuity C Share Option 3    Series I      2.42%      13.02          --

AIM V.I. Technology ..............   MONY Variable Annuity Option 1            Series I      1.20%   $   9.60       9,830
AIM V.I. Technology ..............   MONY Variable Annuity Option 2            Series I      1.45%      12.66      20,210
AIM V.I. Technology ..............   MONY Variable Annuity L Share Option 1    Series I      1.45%      13.93          --
AIM V.I. Technology ..............   MONY Variable Annuity L Share Option 2    Series I      1.72%      12.38          --
AIM V.I. Technology ..............   MONY Variable Annuity L Share Option 3    Series I      2.37%      12.19       3,194
AIM V.I. Technology ..............   MONY Variable Annuity C Share Option 1    Series I      1.50%      13.25       1,097
AIM V.I. Technology ..............   MONY Variable Annuity C Share Option 2    Series I      1.77%      12.37          --
AIM V.I. Technology ..............   MONY Variable Annuity C Share Option 3    Series I      2.42%      12.17          --

Alger American Balanced ..........   MONY Variable Annuity Option 1                O         1.20%   $  11.71      71,844
Alger American Balanced ..........   MONY Variable Annuity Option 2                O         1.45%      11.98      80,440
Alger American Balanced ..........   MONY Variable Annuity L Share Option 1        O         1.45%      13.11       1,348
Alger American Balanced ..........   MONY Variable Annuity L Share Option 2        O         1.72%      11.92         720
Alger American Balanced ..........   MONY Variable Annuity L Share Option 3        O         2.37%      11.74       1,752
Alger American Balanced ..........   MONY Variable Annuity C Share Option 1        O         1.50%      12.64          --
Alger American Balanced ..........   MONY Variable Annuity C Share Option 2        O         1.77%      11.91          --
Alger American Balanced ..........   MONY Variable Annuity C Share Option 3        O         2.42%      11.72          --

Alger American MidCap Growth .....   MONY Custom Master                            O         1.35%   $  13.45      95,990
Alger American MidCap Growth .....   MONY Variable Annuity Option 1                O         1.20%      13.67      71,162
Alger American MidCap Growth .....   MONY Variable Annuity Option 2                O         1.45%      13.46      75,679
Alger American MidCap Growth .....   MONY Variable Annuity L Share Option 1        O         1.45%      17.70         999
Alger American MidCap Growth .....   MONY Variable Annuity L Share Option 2        O         1.72%      14.43         681
Alger American MidCap Growth .....   MONY Variable Annuity L Share Option 3        O         2.37%      14.21       1,085
Alger American MidCap Growth .....   MONY Variable Annuity C Share Option 1        O         1.50%      16.59          54

MONY
VARIABLE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2005


                      Fund Name                                       Option
---------------------------------------------------- ----------------------------------------
Alger American MidCap Growth ....................... MONY Variable Annuity C Share Option 2
Alger American MidCap Growth ....................... MONY Variable Annuity C Share Option 3

Dreyfus IP Small Cap Stock Index ................... MONY Variable Annuity Option 1
Dreyfus IP Small Cap Stock Index ................... MONY Variable Annuity Option 2
Dreyfus IP Small Cap Stock Index ................... MONY Variable Annuity L Share Option 1
Dreyfus IP Small Cap Stock Index ................... MONY Variable Annuity L Share Option 2
Dreyfus IP Small Cap Stock Index ................... MONY Variable Annuity L Share Option 3
Dreyfus IP Small Cap Stock Index ................... MONY Variable Annuity C Share Option 1
Dreyfus IP Small Cap Stock Index ................... MONY Variable Annuity C Share Option 2
Dreyfus IP Small Cap Stock Index ................... MONY Variable Annuity C Share Option 3

Dreyfus Socially Responsible Growth Fund, Inc. ..... MONY Custom Master

Dreyfus Stock Index Fund, Inc. ..................... MONY Custom Master

EQ/Bear Stearns Small Company Growth ............... MONY Custom Master
EQ/Bear Stearns Small Company Growth ............... MONY Variable Annuity Option 1
EQ/Bear Stearns Small Company Growth ............... MONY Variable Annuity Option 2
EQ/Bear Stearns Small Company Growth ............... MONY Variable Annuity L Share Option 1
EQ/Bear Stearns Small Company Growth ............... MONY Variable Annuity L Share Option 2
EQ/Bear Stearns Small Company Growth ............... MONY Variable Annuity L Share Option 3
EQ/Bear Stearns Small Company Growth ............... MONY Variable Annuity C Share Option 1
EQ/Bear Stearns Small Company Growth ............... MONY Variable Annuity C Share Option 2
EQ/Bear Stearns Small Company Growth ............... MONY Variable Annuity C Share Option 3

EQ/Boston Advisors Equity Income ................... MONY Master
EQ/Boston Advisors Equity Income ................... MONY Custom Master
EQ/Boston Advisors Equity Income ................... MONY Variable Annuity Option 1
EQ/Boston Advisors Equity Income ................... MONY Variable Annuity Option 2
EQ/Boston Advisors Equity Income ................... MONY Variable Annuity L Share Option 1
EQ/Boston Advisors Equity Income ................... MONY Variable Annuity L Share Option 2
EQ/Boston Advisors Equity Income ................... MONY Variable Annuity L Share Option 3
EQ/Boston Advisors Equity Income ................... MONY Variable Annuity C Share Option 1
EQ/Boston Advisors Equity Income ................... MONY Variable Annuity C Share Option 2
EQ/Boston Advisors Equity Income ................... MONY Variable Annuity C Share Option 3

EQ/Calvert Socially Responsible .................... MONY Variable Annuity Option 1
EQ/Calvert Socially Responsible .................... MONY Variable Annuity Option 2
EQ/Calvert Socially Responsible .................... MONY Variable Annuity L Share Option 1
EQ/Calvert Socially Responsible .................... MONY Variable Annuity L Share Option 2
EQ/Calvert Socially Responsible .................... MONY Variable Annuity L Share Option 3
EQ/Calvert Socially Responsible .................... MONY Variable Annuity C Share Option 1
EQ/Calvert Socially Responsible .................... MONY Variable Annuity C Share Option 2
EQ/Calvert Socially Responsible .................... MONY Variable Annuity C Share Option 3

EQ/Capital Guardian Research ....................... MONY Master

EQ/Caywood-Scholl High Yield Bond .................. MONY Master

EQ/Caywood-Scholl High Yield Bond .................. MONY Custom Master

EQ/Enterprise Moderate Allocation .................. MONY Master
EQ/Enterprise Moderate Allocation .................. MONY Custom Master
EQ/Enterprise Moderate Allocation .................. MONY Variable Annuity Option 1
EQ/Enterprise Moderate Allocation .................. MONY Variable Annuity Option 2
EQ/Enterprise Moderate Allocation .................. MONY Variable Annuity L Share Option 1
EQ/Enterprise Moderate Allocation .................. MONY Variable Annuity L Share Option 2
EQ/Enterprise Moderate Allocation .................. MONY Variable Annuity L Share Option 3
EQ/Enterprise Moderate Allocation .................. MONY Variable Annuity C Share Option 1
EQ/Enterprise Moderate Allocation .................. MONY Variable Annuity C Share Option 2
EQ/Enterprise Moderate Allocation .................. MONY Variable Annuity C Share Option 3



                                                                Mortality
                                                                    &
                                                                 Expense   Unit Fair      Units
                      Fund Name                        Class      Ratio      Value     Outstanding
---------------------------------------------------- --------- ---------- ----------- ------------
Alger American MidCap Growth .......................     O         1.77%      14.41           --
Alger American MidCap Growth .......................     O         2.42%      14.19           --

Dreyfus IP Small Cap Stock Index ...................  Service      1.20%    $ 14.35       15,527
Dreyfus IP Small Cap Stock Index ...................  Service      1.45%      14.59       34,417
Dreyfus IP Small Cap Stock Index ...................  Service      1.45%      17.00           --
Dreyfus IP Small Cap Stock Index ...................  Service      1.72%      15.12           --
Dreyfus IP Small Cap Stock Index ...................  Service      2.37%      14.89        1,685
Dreyfus IP Small Cap Stock Index ...................  Service      1.50%      16.98          477
Dreyfus IP Small Cap Stock Index ...................  Service      1.77%      15.10           --
Dreyfus IP Small Cap Stock Index ...................  Service      2.42%      14.87          241

Dreyfus Socially Responsible Growth Fund, Inc. .....  Initial      1.35%    $  6.48      234,963

Dreyfus Stock Index Fund, Inc. .....................  Initial      1.35%    $  8.22    1,298,826

EQ/Bear Stearns Small Company Growth ...............     B         1.35%    $  9.11      515,882
EQ/Bear Stearns Small Company Growth ...............     B         1.20%      11.57       60,487
EQ/Bear Stearns Small Company Growth ...............     B         1.45%      12.08       83,284
EQ/Bear Stearns Small Company Growth ...............     B         1.45%      14.69           --
EQ/Bear Stearns Small Company Growth ...............     B         1.72%      13.35           92
EQ/Bear Stearns Small Company Growth ...............     B         2.37%      13.15        6,131
EQ/Bear Stearns Small Company Growth ...............     B         1.50%      14.28           --
EQ/Bear Stearns Small Company Growth ...............     B         1.77%      13.34           --
EQ/Bear Stearns Small Company Growth ...............     B         2.42%      13.13            5

EQ/Boston Advisors Equity Income ...................     A         1.25%    $ 10.01          700
EQ/Boston Advisors Equity Income ...................     B         1.35%      12.13      344,660
EQ/Boston Advisors Equity Income ...................     B         1.20%      12.51       58,442
EQ/Boston Advisors Equity Income ...................     B         1.45%      12.99      108,752
EQ/Boston Advisors Equity Income ...................     B         1.45%      15.68          694
EQ/Boston Advisors Equity Income ...................     B         1.72%      14.20          477
EQ/Boston Advisors Equity Income ...................     B         2.37%      13.98        5,712
EQ/Boston Advisors Equity Income ...................     B         1.50%      15.16        1,255
EQ/Boston Advisors Equity Income ...................     B         1.77%      14.19           --
EQ/Boston Advisors Equity Income ...................     B         2.42%      13.97            4

EQ/Calvert Socially Responsible ....................     B         1.20%    $ 10.40        8,315
EQ/Calvert Socially Responsible ....................     B         1.45%      10.40       20,764
EQ/Calvert Socially Responsible ....................     B         1.45%      10.55           --
EQ/Calvert Socially Responsible ....................     B         1.72%      10.54           --
EQ/Calvert Socially Responsible ....................     B         2.37%      10.52           --
EQ/Calvert Socially Responsible ....................     B         1.50%      10.55           --
EQ/Calvert Socially Responsible ....................     B         1.77%      10.54           --
EQ/Calvert Socially Responsible ....................     B         2.42%      10.52           --

EQ/Capital Guardian Research .......................     A         1.25%    $ 10.26        5,964

EQ/Caywood-Scholl High Yield Bond ..................     B         1.25%    $ 20.37      161,692

EQ/Caywood-Scholl High Yield Bond ..................     B         1.35%      13.62      305,936

EQ/Enterprise Moderate Allocation ..................     B         1.25%    $ 55.15      832,733
EQ/Enterprise Moderate Allocation ..................     B         1.35%       9.41    1,039,970
EQ/Enterprise Moderate Allocation ..................     B         1.20%      10.84       67,050
EQ/Enterprise Moderate Allocation ..................     B         1.45%      11.62       86,004
EQ/Enterprise Moderate Allocation ..................     B         1.45%      13.47           --
EQ/Enterprise Moderate Allocation ..................     B         1.72%      12.17          207
EQ/Enterprise Moderate Allocation ..................     B         2.37%      11.98           --
EQ/Enterprise Moderate Allocation ..................     B         1.50%      13.04           --
EQ/Enterprise Moderate Allocation ..................     B         1.77%      12.16           --
EQ/Enterprise Moderate Allocation ..................     B         2.42%      11.97           --

MONY
VARIABLE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2005


                                                                                             Mortality
                                                                                                 &
                                                                                              Expense   Unit Fair      Units
                Fund Name                                   Option                   Class     Ratio      Value     Outstanding
----------------------------------------   ---------------------------------------- ------- ---------- ----------- ------------
EQ/ GAMCO Mergers and Acquisitions .....   MONY Custom Master                          B        1.35%   $  11.61       35,529
EQ/ GAMCO Mergers and Acquisitions .....   MONY Variable Annuity Option 1              B        1.20%      11.06       60,776
EQ/ GAMCO Mergers and Acquisitions .....   MONY Variable Annuity Option 2              B        1.45%      10.93       37,400
EQ/ GAMCO Mergers and Acquisitions .....   MONY Variable Annuity L Share Option 1      B        1.45%      11.74        1,330
EQ/ GAMCO Mergers and Acquisitions .....   MONY Variable Annuity L Share Option 2      B        1.72%      11.21        1,027
EQ/ GAMCO Mergers and Acquisitions .....   MONY Variable Annuity L Share Option 3      B        2.37%      11.04          563
EQ/ GAMCO Mergers and Acquisitions .....   MONY Variable Annuity C Share Option 1      B        1.50%      11.72           --
EQ/ GAMCO Mergers and Acquisitions .....   MONY Variable Annuity C Share Option 2      B        1.77%      11.20          787
EQ/ GAMCO Mergers and Acquisitions .....   MONY Variable Annuity C Share Option 3      B        2.42%      11.03           --

EQ/GAMCO Small Company Value ...........   MONY Master                                 B        1.25%   $  78.68      246,278
EQ/GAMCO Small Company Value ...........   MONY Custom Master                          B        1.35%      15.45      878,276
EQ/GAMCO Small Company Value ...........   MONY Variable Annuity Option 1              B        1.20%      15.48      229,988
EQ/GAMCO Small Company Value ...........   MONY Variable Annuity Option 2              B        1.45%      13.79      236,542
EQ/GAMCO Small Company Value ...........   MONY Variable Annuity L Share Option 1      B        1.45%      17.00          142
EQ/GAMCO Small Company Value ...........   MONY Variable Annuity L Share Option 2      B        1.72%      14.90          660
EQ/GAMCO Small Company Value ...........   MONY Variable Annuity L Share Option 3      B        2.37%      14.67        4,314
EQ/GAMCO Small Company Value ...........   MONY Variable Annuity C Share Option 1      B        1.50%      16.78          814
EQ/GAMCO Small Company Value ...........   MONY Variable Annuity C Share Option 2      B        1.77%      14.88           --
EQ/GAMCO Small Company Value ...........   MONY Variable Annuity C Share Option 3      B        2.42%      14.65           --

EQ/Government Securities ...............   MONY Master                                 A        1.25%   $  15.02      171,445
EQ/Government Securities ...............   MONY Custom Master                          A        1.35%      11.88      462,544
EQ/Government Securities ...............   MONY Variable Annuity Option 1              A        1.20%      10.57      239,926
EQ/Government Securities ...............   MONY Variable Annuity Option 2              A        1.45%      10.42      241,690
EQ/Government Securities ...............   MONY Variable Annuity L Share Option 1      A        1.45%      10.02        3,252
EQ/Government Securities ...............   MONY Variable Annuity L Share Option 2      A        1.72%       9.95           --
EQ/Government Securities ...............   MONY Variable Annuity L Share Option 3      A        2.37%       9.80        3,252
EQ/Government Securities ...............   MONY Variable Annuity C Share Option 1      A        1.50%      10.04       33,903
EQ/Government Securities ...............   MONY Variable Annuity C Share Option 2      A        1.77%       9.94          911
EQ/Government Securities ...............   MONY Variable Annuity C Share Option 3      A        2.42%       9.79          131

EQ/Intermediate Term Bond ..............   MONY Master                                 A        1.25%   $  23.95      124,247
EQ/Intermediate Term Bond ..............   MONY Custom Master                          A        1.35%      12.49      270,453
EQ/International Growth ................   MONY Master                                 B        1.25%   $  14.36      209,162
EQ/International Growth ................   MONY Custom Master                          B        1.35%       7.88      250,366

EQ/Long Term Bond ......................   MONY Master                                 A        1.25%   $  34.58      148,858
EQ/Long Term Bond ......................   MONY Custom Master                          A        1.35%      14.35      323,709
EQ/Long Term Bond ......................   MONY Variable Annuity Option 1              A        1.20%      12.59       98,222
EQ/Long Term Bond ......................   MONY Variable Annuity Option 2              A        1.45%      12.43       49,243
EQ/Long Term Bond ......................   MONY Variable Annuity L Share Option 1      A        1.45%      11.17        1,463
EQ/Long Term Bond ......................   MONY Variable Annuity L Share Option 2      A        1.72%      11.18           93
EQ/Long Term Bond ......................   MONY Variable Annuity L Share Option 3      A        2.37%      11.01        3,936
EQ/Long Term Bond ......................   MONY Variable Annuity C Share Option 1      A        1.50%      11.42       22,073
EQ/Long Term Bond ......................   MONY Variable Annuity C Share Option 2      A        1.77%      11.17           12
EQ/Long Term Bond ......................   MONY Variable Annuity C Share Option 3      A        2.42%      11.00           26

EQ/Marsico Focus .......................   MONY Custom Master                          B        1.35%   $  10.58      486,798

EQ/Mercury Basic Value Equity ..........   MONY Custom Master                          B        1.35%   $  10.24       12,144
EQ/Mercury Basic Value Equity ..........   MONY Variable Annuity Option 1              B        1.20%      10.21        8,198
EQ/Mercury Basic Value Equity ..........   MONY Variable Annuity Option 2              B        1.45%      10.21       21,895
EQ/Mercury Basic Value Equity ..........   MONY Variable Annuity L Share Option 1      B        1.45%      10.30           --
EQ/Mercury Basic Value Equity ..........   MONY Variable Annuity L Share Option 2      B        1.72%      10.29           --
EQ/Mercury Basic Value Equity ..........   MONY Variable Annuity L Share Option 3      B        2.37%      10.27        1,729
EQ/Mercury Basic Value Equity ..........   MONY Variable Annuity C Share Option 1      B        1.50%      10.30           --
EQ/Mercury Basic Value Equity ..........   MONY Variable Annuity C Share Option 2      B        1.77%      10.29           --
EQ/Mercury Basic Value Equity ..........   MONY Variable Annuity C Share Option 3      B        2.42%      10.27           --

MONY
VARIABLE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2005


                                                                                              Mortality
                                                                                                  &
                                                                                               Expense   Unit Fair      Units
               Fund Name                                   Option                    Class      Ratio      Value     Outstanding
---------------------------------------   ---------------------------------------- --------- ---------- ----------- ------------
EQ/Money Market .......................   MONY Master                                  A         1.25%   $  10.07      390,128
EQ/Money Market .......................   MONY Value Master                            A         1.25%      10.07       22,576
EQ/Money Market .......................   MONY Custom Master                           A         1.35%      10.07      529,106
EQ/Money Market .......................   MONY Variable Annuity Option 1               A         1.20%      10.07      278,944
EQ/Money Market .......................   MONY Variable Annuity Option 2               A         1.45%      10.07      199,875
EQ/Money Market .......................   MONY Variable Annuity L Share Option 1       A         1.45%      10.07          239
EQ/Money Market .......................   MONY Variable Annuity L Share Option 2       A         1.72%      10.06          166
EQ/Money Market .......................   MONY Variable Annuity L Share Option 3       A         2.37%      10.04           95
EQ/Money Market .......................   MONY Variable Annuity C Share Option 1       A         1.50%      10.07           --
EQ/Money Market .......................   MONY Variable Annuity C Share Option 2       A         1.77%      10.06           --
EQ/Money Market .......................   MONY Variable Annuity C Share Option 3       A         2.42%      10.04           31

EQ/Montag & Caldwell Growth ...........   MONY Custom Master                           B         1.35%   $   7.49    2,186,406
EQ/Montag & Caldwell Growth ...........   MONY Variable Annuity Option 1               B         1.20%       9.87      284,795
EQ/Montag & Caldwell Growth ...........   MONY Variable Annuity Option 2               B         1.45%       9.87      307,097
EQ/Montag & Caldwell Growth ...........   MONY Variable Annuity L Share Option 1       B         1.45%      12.63          109
EQ/Montag & Caldwell Growth ...........   MONY Variable Annuity L Share Option 2       B         1.72%      11.33          260
EQ/Montag & Caldwell Growth ...........   MONY Variable Annuity L Share Option 3       B         2.37%      11.16        9,261
EQ/Montag & Caldwell Growth ...........   MONY Variable Annuity C Share Option 1       B         1.50%      11.71        2,338
EQ/Montag & Caldwell Growth ...........   MONY Variable Annuity C Share Option 2       B         1.77%      11.32           12
EQ/Montag & Caldwell Growth ...........   MONY Variable Annuity C Share Option 3       B         2.42%      11.14          234

EQ/PIMCO Real Return ..................   MONY Custom Master                           B         1.35%   $  11.30       56,182
EQ/PIMCO Real Return ..................   MONY Variable Annuity Option 1               B         1.20%      11.37       61,989
EQ/PIMCO Real Return ..................   MONY Variable Annuity Option 2               B         1.45%      11.22       66,317
EQ/PIMCO Real Return ..................   MONY Variable Annuity L Share Option 1       B         1.45%      10.64        1,438
EQ/PIMCO Real Return ..................   MONY Variable Annuity L Share Option 2       B         1.72%      10.48          362
EQ/PIMCO Real Return ..................   MONY Variable Annuity L Share Option 3       B         2.37%      10.32        6,672
EQ/PIMCO Real Return ..................   MONY Variable Annuity C Share Option 1       B         1.50%      10.87          276
EQ/PIMCO Real Return ..................   MONY Variable Annuity C Share Option 2       B         1.77%      10.47           --
EQ/PIMCO Real Return ..................   MONY Variable Annuity C Share Option 3       B         2.42%      10.30           --

EQ/Short Duration Bond ................   MONY Custom Master                           B         1.35%   $  10.01       28,972
EQ/Short Duration Bond ................   MONY Variable Annuity Option 1               B         1.20%      10.03       32,128
EQ/Short Duration Bond ................   MONY Variable Annuity Option 2               B         1.45%       9.96       41,462
EQ/Short Duration Bond ................   MONY Variable Annuity L Share Option 1       B         1.45%      10.03        3,380
EQ/Short Duration Bond ................   MONY Variable Annuity L Share Option 2       B         1.72%       9.19           --
EQ/Short Duration Bond ................   MONY Variable Annuity L Share Option 3       B         2.37%       9.76          383
EQ/Short Duration Bond ................   MONY Variable Annuity C Share Option 1       B         1.50%      10.02       11,076
EQ/Short Duration Bond ................   MONY Variable Annuity C Share Option 2       B         1.77%       9.91          878
EQ/Short Duration Bond ................   MONY Variable Annuity C Share Option 3       B         2.42%       9.75           --

EQ/TCW Equity .........................   MONY Master                                  B         1.25%   $  46.43      307,441
EQ/TCW Equity .........................   MONY Custom Master                           B         1.35%       8.97    1,393,376

EQ/UBS Growth and Income ..............   MONY Custom Master                           B         1.35%   $   9.34    1,020,810
EQ/UBS Growth and Income ..............   MONY Variable Annuity Option 1               B         1.20%      12.00      137,581
EQ/UBS Growth and Income ..............   MONY Variable Annuity Option 2               B         1.45%      11.68       60,209
EQ/UBS Growth and Income ..............   MONY Variable Annuity L Share Option 1       B         1.45%      15.61        1,096
EQ/UBS Growth and Income ..............   MONY Variable Annuity L Share Option 2       B         1.72%      13.72          241
EQ/UBS Growth and Income ..............   MONY Variable Annuity L Share Option 3       B         2.37%      13.51        2,778
EQ/UBS Growth and Income ..............   MONY Variable Annuity C Share Option 1       B         1.50%      14.77          363
EQ/UBS Growth and Income ..............   MONY Variable Annuity C Share Option 2       B         1.77%      13.71           --
EQ/UBS Growth and Income ..............   MONY Variable Annuity C Share Option 3       B         2.42%      13.49           --

Fidelity VIP Contrafund(R) ............   MONY Custom Master                        Service      1.35%   $  11.33      732,588
Fidelity VIP Growth ...................   MONY Custom Master                        Service      1.35%   $   7.17      600,321
Fidelity VIP Growth Opportunities .....   MONY Custom Master                        Service      1.35%   $   7.59      250,921

MONY
VARIABLE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2005


                  Fund Name                                    Option
--------------------------------------------- ----------------------------------------
Franklin Income Securities .................. MONY Custom Master
Franklin Income Securities .................. MONY Variable Annuity Option 1
Franklin Income Securities .................. MONY Variable Annuity Option 2
Franklin Income Securities .................. MONY Variable Annuity L Share Option 1
Franklin Income Securities .................. MONY Variable Annuity L Share Option 2
Franklin Income Securities .................. MONY Variable Annuity L Share Option 3
Franklin Income Securities .................. MONY Variable Annuity C Share Option 1
Franklin Income Securities .................. MONY Variable Annuity C Share Option 2
Franklin Income Securities .................. MONY Variable Annuity C Share Option 3

Franklin Rising Dividends Securities ........ MONY Custom Master
Franklin Rising Dividends Securities ........ MONY Variable Annuity Option 1
Franklin Rising Dividends Securities ........ MONY Variable Annuity Option 2
Franklin Rising Dividends Securities ........ MONY Variable Annuity L Share Option 1
Franklin Rising Dividends Securities ........ MONY Variable Annuity L Share Option 2
Franklin Rising Dividends Securities ........ MONY Variable Annuity L Share Option 3
Franklin Rising Dividends Securities ........ MONY Variable Annuity C Share Option 1
Franklin Rising Dividends Securities ........ MONY Variable Annuity C Share Option 2
Franklin Rising Dividends Securities ........ MONY Variable Annuity C Share Option 3

Franklin Zero Coupon 2010 ................... MONY Custom Master
Franklin Zero Coupon 2010 ................... MONY Variable Annuity Option 1
Franklin Zero Coupon 2010 ................... MONY Variable Annuity Option 2
Franklin Zero Coupon 2010 ................... MONY Variable Annuity L Share Option 1
Franklin Zero Coupon 2010 ................... MONY Variable Annuity L Share Option 2
Franklin Zero Coupon 2010 ................... MONY Variable Annuity L Share Option 3
Franklin Zero Coupon 2010 ................... MONY Variable Annuity C Share Option 1
Franklin Zero Coupon 2010 ................... MONY Variable Annuity C Share Option 2
Franklin Zero Coupon 2010 ................... MONY Variable Annuity C Share Option 3

Janus Aspen Series Balanced ................. MONY Custom Master

Janus Aspen Series Flexible Bond ............ MONY Variable Annuity Option 1
Janus Aspen Series Flexible Bond ............ MONY Variable Annuity Option 2
Janus Aspen Series Flexible Bond ............ MONY Variable Annuity L Share Option 1
Janus Aspen Series Flexible Bond ............ MONY Variable Annuity L Share Option 2
Janus Aspen Series Flexible Bond ............ MONY Variable Annuity L Share Option 3
Janus Aspen Series Flexible Bond ............ MONY Variable Annuity C Share Option 1
Janus Aspen Series Flexible Bond ............ MONY Variable Annuity C Share Option 2
Janus Aspen Series Flexible Bond ............ MONY Variable Annuity C Share Option 3

Janus Aspen Series Forty .................... MONY Custom Master
Janus Aspen Series Forty .................... MONY Variable Annuity Option 1
Janus Aspen Series Forty .................... MONY Variable Annuity Option 2
Janus Aspen Series Forty .................... MONY Variable Annuity L Share Option 1
Janus Aspen Series Forty .................... MONY Variable Annuity L Share Option 2
Janus Aspen Series Forty .................... MONY Variable Annuity L Share Option 3
Janus Aspen Series Forty .................... MONY Variable Annuity C Share Option 1
Janus Aspen Series Forty .................... MONY Variable Annuity C Share Option 2
Janus Aspen Series Forty .................... MONY Variable Annuity C Share Option 3

Janus Aspen Series International Growth ..... MONY Variable Annuity Option 1
Janus Aspen Series International Growth ..... MONY Variable Annuity Option 2
Janus Aspen Series International Growth ..... MONY Variable Annuity L Share Option 1
Janus Aspen Series International Growth ..... MONY Variable Annuity L Share Option 2
Janus Aspen Series International Growth ..... MONY Variable Annuity L Share Option 3
Janus Aspen Series International Growth ..... MONY Variable Annuity C Share Option 1
Janus Aspen Series International Growth ..... MONY Variable Annuity C Share Option 2
Janus Aspen Series International Growth ..... MONY Variable Annuity C Share Option 3

Janus Aspen Series Mid Cap Growth ........... MONY Custom Master



                                                               Mortality
                                                                   &
                                                                Expense   Unit Fair      Units
                  Fund Name                        Class         Ratio      Value     Outstanding
--------------------------------------------- --------------- ---------- ----------- ------------
Franklin Income Securities ..................       2             1.35%   $  12.75      111,164
Franklin Income Securities ..................       2             1.20%      12.68      118,606
Franklin Income Securities ..................       2             1.45%      12.74      153,042
Franklin Income Securities ..................       2             1.45%      13.60          960
Franklin Income Securities ..................       2             1.72%      12.88          422
Franklin Income Securities ..................       2             2.37%      12.69        1,232
Franklin Income Securities ..................       2             1.50%      13.58          150
Franklin Income Securities ..................       2             1.77%      12.87        2,038
Franklin Income Securities ..................       2             2.42%      12.67          438

Franklin Rising Dividends Securities ........       2             1.35%   $  13.30       59,202
Franklin Rising Dividends Securities ........       2             1.20%      13.34       46,746
Franklin Rising Dividends Securities ........       2             1.45%      13.17       42,712
Franklin Rising Dividends Securities ........       2             1.45%      13.57          373
Franklin Rising Dividends Securities ........       2             1.72%      12.47        2,930
Franklin Rising Dividends Securities ........       2             2.37%      12.28        2,353
Franklin Rising Dividends Securities ........       2             1.50%      13.55           --
Franklin Rising Dividends Securities ........       2             1.77%      12.45           --
Franklin Rising Dividends Securities ........       2             2.42%      12.26           --

Franklin Zero Coupon 2010 ...................       2             1.35%   $   9.66       45,830
Franklin Zero Coupon 2010 ...................       2             1.20%      10.46        3,865
Franklin Zero Coupon 2010 ...................       2             1.45%       9.77        9,523
Franklin Zero Coupon 2010 ...................       2             1.45%      10.25           --
Franklin Zero Coupon 2010 ...................       2             1.72%      10.34           --
Franklin Zero Coupon 2010 ...................       2             2.37%      10.18        1,968
Franklin Zero Coupon 2010 ...................       2             1.50%      10.24           --
Franklin Zero Coupon 2010 ...................       2             1.77%      10.33           --
Franklin Zero Coupon 2010 ...................       2             2.42%      10.17           --

Janus Aspen Series Balanced ................. Institutional       1.35%   $  11.15      708,558

Janus Aspen Series Flexible Bond ............    Service          1.20%   $  11.64       81,981
Janus Aspen Series Flexible Bond ............    Service          1.45%      11.46       70,950
Janus Aspen Series Flexible Bond ............    Service          1.45%      10.73        1,540
Janus Aspen Series Flexible Bond ............    Service          1.72%      10.43           94
Janus Aspen Series Flexible Bond ............    Service          2.37%      10.28        2,076
Janus Aspen Series Flexible Bond ............    Service          1.50%      10.90       13,223
Janus Aspen Series Flexible Bond ............    Service          1.77%      10.43           15
Janus Aspen Series Flexible Bond ............    Service          2.42%      10.27           24

Janus Aspen Series Forty .................... Institutional       1.35%   $   8.25      490,803
Janus Aspen Series Forty ....................    Service          1.20%      13.58       67,611
Janus Aspen Series Forty ....................    Service          1.45%      13.68       78,349
Janus Aspen Series Forty ....................    Service          1.45%      15.59          108
Janus Aspen Series Forty ....................    Service          1.72%      14.10          255
Janus Aspen Series Forty ....................    Service          2.37%      13.88        2,094
Janus Aspen Series Forty ....................    Service          1.50%      14.46           --
Janus Aspen Series Forty ....................    Service          1.77%      14.08           --
Janus Aspen Series Forty ....................    Service          2.42%      13.86           --

Janus Aspen Series International Growth .....    Service          1.20%   $  16.12       91,100
Janus Aspen Series International Growth .....    Service          1.45%      16.21      108,731
Janus Aspen Series International Growth .....    Service          1.45%      21.34          764
Janus Aspen Series International Growth .....    Service          1.72%      18.64           81
Janus Aspen Series International Growth .....    Service          2.37%      18.35        1,583
Janus Aspen Series International Growth .....    Service          1.50%      19.74        4,459
Janus Aspen Series International Growth .....    Service          1.77%      18.62           18
Janus Aspen Series International Growth .....    Service          2.42%      18.33           40

Janus Aspen Series Mid Cap Growth ........... Institutional       1.35%   $   5.47      900,424

MONY
VARIABLE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2005


                Fund Name                                  Option
----------------------------------------- ----------------------------------------
Janus Aspen Series Worldwide Growth ..... MONY Custom Master

Lord Abbett Bond-Debenture .............. MONY Variable Annuity Option 1
Lord Abbett Bond-Debenture .............. MONY Variable Annuity Option 2
Lord Abbett Bond-Debenture .............. MONY Variable Annuity L Share Option 1
Lord Abbett Bond-Debenture .............. MONY Variable Annuity L Share Option 2
Lord Abbett Bond-Debenture .............. MONY Variable Annuity L Share Option 3
Lord Abbett Bond-Debenture .............. MONY Variable Annuity C Share Option 1
Lord Abbett Bond-Debenture .............. MONY Variable Annuity C Share Option 2
Lord Abbett Bond-Debenture .............. MONY Variable Annuity C Share Option 3

Lord Abbett Growth and Income ........... MONY Custom Master
Lord Abbett Growth and Income ........... MONY Variable Annuity Option 1
Lord Abbett Growth and Income ........... MONY Variable Annuity Option 2
Lord Abbett Growth and Income ........... MONY Variable Annuity L Share Option 1
Lord Abbett Growth and Income ........... MONY Variable Annuity L Share Option 2
Lord Abbett Growth and Income ........... MONY Variable Annuity L Share Option 3
Lord Abbett Growth and Income ........... MONY Variable Annuity C Share Option 1
Lord Abbett Growth and Income ........... MONY Variable Annuity C Share Option 2
Lord Abbett Growth and Income ........... MONY Variable Annuity C Share Option 3

Lord Abbett Mid-Cap Value ............... MONY Custom Master
Lord Abbett Mid-Cap Value ............... MONY Variable Annuity Option 1
Lord Abbett Mid-Cap Value ............... MONY Variable Annuity Option 2
Lord Abbett Mid-Cap Value ............... MONY Variable Annuity L Share Option 1
Lord Abbett Mid-Cap Value ............... MONY Variable Annuity L Share Option 2
Lord Abbett Mid-Cap Value ............... MONY Variable Annuity L Share Option 3
Lord Abbett Mid-Cap Value ............... MONY Variable Annuity C Share Option 1
Lord Abbett Mid-Cap Value ............... MONY Variable Annuity C Share Option 2
Lord Abbett Mid-Cap Value ............... MONY Variable Annuity C Share Option 3

MFS(R) Mid Cap Growth ................... MONY Variable Annuity Option 1
MFS(R) Mid Cap Growth ................... MONY Variable Annuity Option 2
MFS(R) Mid Cap Growth ................... MONY Variable Annuity L Share Option 1
MFS(R) Mid Cap Growth ................... MONY Variable Annuity L Share Option 2
MFS(R) Mid Cap Growth ................... MONY Variable Annuity L Share Option 3
MFS(R) Mid Cap Growth ................... MONY Variable Annuity C Share Option 1
MFS(R) Mid Cap Growth ................... MONY Variable Annuity C Share Option 2
MFS(R) Mid Cap Growth ................... MONY Variable Annuity C Share Option 3

MFS(R) New Discovery .................... MONY Variable Annuity Option 1
MFS(R) New Discovery .................... MONY Variable Annuity Option 2
MFS(R) New Discovery .................... MONY Variable Annuity L Share Option 1
MFS(R) New Discovery .................... MONY Variable Annuity L Share Option 2
MFS(R) New Discovery .................... MONY Variable Annuity L Share Option 3
MFS(R) New Discovery .................... MONY Variable Annuity C Share Option 1
MFS(R) New Discovery .................... MONY Variable Annuity C Share Option 2
MFS(R) New Discovery .................... MONY Variable Annuity C Share Option 3

MFS(R) Total Return ..................... MONY Variable Annuity Option 1
MFS(R) Total Return ..................... MONY Variable Annuity Option 2
MFS(R) Total Return ..................... MONY Variable Annuity L Share Option 1
MFS(R) Total Return ..................... MONY Variable Annuity L Share Option 2
MFS(R) Total Return ..................... MONY Variable Annuity L Share Option 3
MFS(R) Total Return ..................... MONY Variable Annuity C Share Option 1
MFS(R) Total Return ..................... MONY Variable Annuity C Share Option 2
MFS(R) Total Return ..................... MONY Variable Annuity C Share Option 3

MFS(R) Utilities ........................ MONY Variable Annuity Option 1
MFS(R) Utilities ........................ MONY Variable Annuity Option 2
MFS(R) Utilities ........................ MONY Variable Annuity L Share Option 1



                                                           Mortality
                                                               &
                                                            Expense   Unit Fair      Units
                Fund Name                      Class         Ratio      Value     Outstanding
----------------------------------------- --------------- ---------- ----------- ------------
Janus Aspen Series Worldwide Growth .....  Institutional      1.35%    $  5.58      903,065

Lord Abbett Bond-Debenture ..............        VC           1.20%    $ 13.26      188,374
Lord Abbett Bond-Debenture ..............        VC           1.45%      12.64       88,408
Lord Abbett Bond-Debenture ..............        VC           1.45%      12.25        1,730
Lord Abbett Bond-Debenture ..............        VC           1.72%      11.47        2,385
Lord Abbett Bond-Debenture ..............        VC           2.37%      11.29        5,403
Lord Abbett Bond-Debenture ..............        VC           1.50%      12.58        5,092
Lord Abbett Bond-Debenture ..............        VC           1.77%      11.45           23
Lord Abbett Bond-Debenture ..............        VC           2.42%      11.28          351

Lord Abbett Growth and Income ...........        VC           1.35%    $ 12.28      154,673
Lord Abbett Growth and Income ...........        VC           1.20%      12.02      163,669
Lord Abbett Growth and Income ...........        VC           1.45%      12.13      177,239
Lord Abbett Growth and Income ...........        VC           1.45%      15.03        1,580
Lord Abbett Growth and Income ...........        VC           1.72%      12.88          381
Lord Abbett Growth and Income ...........        VC           2.37%      12.69       11,912
Lord Abbett Growth and Income ...........        VC           1.50%      14.39        5,137
Lord Abbett Growth and Income ...........        VC           1.77%      12.87           12
Lord Abbett Growth and Income ...........        VC           2.42%      12.67          281

Lord Abbett Mid-Cap Value ...............        VC           1.35%    $ 13.89      149,962
Lord Abbett Mid-Cap Value ...............        VC           1.20%      14.32      106,649
Lord Abbett Mid-Cap Value ...............        VC           1.45%      14.03      159,588
Lord Abbett Mid-Cap Value ...............        VC           1.45%      16.74          628
Lord Abbett Mid-Cap Value ...............        VC           1.72%      15.06          653
Lord Abbett Mid-Cap Value ...............        VC           2.37%      14.83        4,164
Lord Abbett Mid-Cap Value ...............        VC           1.50%      16.34          400
Lord Abbett Mid-Cap Value ...............        VC           1.77%      15.04           10
Lord Abbett Mid-Cap Value ...............        VC           2.42%      14.81          410

MFS(R) Mid Cap Growth ...................     Initial         1.20%    $  9.90       29,084
MFS(R) Mid Cap Growth ...................     Initial         1.45%      15.93       28,132
MFS(R) Mid Cap Growth ...................     Initial         1.45%      15.52          166
MFS(R) Mid Cap Growth ...................     Initial         1.72%      13.07           41
MFS(R) Mid Cap Growth ...................     Initial         2.37%      12.87           --
MFS(R) Mid Cap Growth ...................     Initial         1.50%      15.08           --
MFS(R) Mid Cap Growth ...................     Initial         1.77%      13.05           --
MFS(R) Mid Cap Growth ...................     Initial         2.42%      12.85          209

MFS(R) New Discovery ....................     Initial         1.20%    $ 10.83       25,433
MFS(R) New Discovery ....................     Initial         1.45%      11.86       20,877
MFS(R) New Discovery ....................     Initial         1.45%      14.59           --
MFS(R) New Discovery ....................     Initial         1.72%      12.68          233
MFS(R) New Discovery ....................     Initial         2.37%      12.49        4,298
MFS(R) New Discovery ....................     Initial         1.50%      13.85           --
MFS(R) New Discovery ....................     Initial         1.77%      12.67           --
MFS(R) New Discovery ....................     Initial         2.42%      12.47           --

MFS(R) Total Return .....................     Initial         1.20%    $ 11.90      165,011
MFS(R) Total Return .....................     Initial         1.45%      11.70      122,340
MFS(R) Total Return .....................     Initial         1.45%      13.01        2,837
MFS(R) Total Return .....................     Initial         1.72%      11.96           --
MFS(R) Total Return .....................     Initial         2.37%      11.78           --
MFS(R) Total Return .....................     Initial         1.50%      12.77           --
MFS(R) Total Return .....................     Initial         1.77%      11.95           --
MFS(R) Total Return .....................     Initial         2.42%      11.76           --

MFS(R) Utilities ........................     Initial         1.20%    $ 16.21       53,815
MFS(R) Utilities ........................     Initial         1.45%      18.41       48,174
MFS(R) Utilities ........................     Initial         1.45%      19.74          332

MONY
VARIABLE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2005


                                                                                               Mortality
                                                                                                   &
                                                                                                Expense   Unit Fair      Units
             Fund Name                               Option                        Class         Ratio      Value     Outstanding
----------------------------------- ---------------------------------------- ---------------- ---------- ----------- ------------
MFS(R) Utilities .................. MONY Variable Annuity L Share Option 2        Initial         1.72%      16.88          232
MFS(R) Utilities .................. MONY Variable Annuity L Share Option 3        Initial         2.37%      16.62        1,605
MFS(R) Utilities .................. MONY Variable Annuity C Share Option 1        Initial         1.50%      20.46           --
MFS(R) Utilities .................. MONY Variable Annuity C Share Option 2        Initial         1.77%      16.86           --
MFS(R) Utilities .................. MONY Variable Annuity C Share Option 3        Initial         2.42%      16.60           --

Old Mutual Mid-Cap ................ MONY Variable Annuity Option 1               Insurance        1.20%    $ 14.17      114,929
Old Mutual Mid-Cap ................ MONY Variable Annuity Option 2               Insurance        1.45%      13.38      137,306
Old Mutual Mid-Cap ................ MONY Variable Annuity L Share Option 1       Insurance        1.45%      16.57        1,924
Old Mutual Mid-Cap ................ MONY Variable Annuity L Share Option 2       Insurance        1.72%      14.43           --
Old Mutual Mid-Cap ................ MONY Variable Annuity L Share Option 3       Insurance        2.37%      14.21        1,453
Old Mutual Mid-Cap ................ MONY Variable Annuity C Share Option 1       Insurance        1.50%      15.99          662
Old Mutual Mid-Cap ................ MONY Variable Annuity C Share Option 2       Insurance        1.77%      14.42          643
Old Mutual Mid-Cap ................ MONY Variable Annuity C Share Option 3       Insurance        2.42%      14.19           38

Old Mutual Select Value ........... MONY Variable Annuity Option 1               Insurance        1.20%    $  9.47       43,411
Old Mutual Select Value ........... MONY Variable Annuity Option 2               Insurance        1.45%      10.21       20,317
Old Mutual Select Value ........... MONY Variable Annuity L Share Option 1       Insurance        1.45%      12.60           --
Old Mutual Select Value ........... MONY Variable Annuity L Share Option 2       Insurance        1.72%      11.86           --
Old Mutual Select Value ........... MONY Variable Annuity L Share Option 3       Insurance        2.37%      11.67          655
Old Mutual Select Value ........... MONY Variable Annuity C Share Option 1       Insurance        1.50%      12.13           --
Old Mutual Select Value ........... MONY Variable Annuity C Share Option 2       Insurance        1.77%      11.84           --
Old Mutual Select Value ........... MONY Variable Annuity C Share Option 3       Insurance        2.42%      11.66           --

Oppenheimer Global Securities ..... MONY Custom Master                            Service         1.35%    $ 18.18      161,276
Oppenheimer Global Securities ..... MONY Variable Annuity Option 1                Service         1.20%      16.80       42,797
Oppenheimer Global Securities ..... MONY Variable Annuity Option 2                Service         1.45%      16.13      110,022
Oppenheimer Global Securities ..... MONY Variable Annuity L Share Option 1        Service         1.45%      18.63          729
Oppenheimer Global Securities ..... MONY Variable Annuity L Share Option 2        Service         1.72%      16.30        1,803
Oppenheimer Global Securities ..... MONY Variable Annuity L Share Option 3        Service         2.37%      16.04        3,754
Oppenheimer Global Securities ..... MONY Variable Annuity C Share Option 1        Service         1.50%      18.60          431
Oppenheimer Global Securities ..... MONY Variable Annuity C Share Option 2        Service         1.77%      16.28            9
Oppenheimer Global Securities ..... MONY Variable Annuity C Share Option 3        Service         2.42%      16.02          406

Oppenheimer Main Street(R) ........ MONY Custom Master                            Service         1.35%    $ 13.36       24,185
Oppenheimer Main Street(R) ........ MONY Variable Annuity Option 1                Service         1.20%      13.40       23,032
Oppenheimer Main Street(R) ........ MONY Variable Annuity Option 2                Service         1.45%      12.61       88,257
Oppenheimer Main Street(R) ........ MONY Variable Annuity L Share Option 1        Service         1.45%      13.55          170
Oppenheimer Main Street(R) ........ MONY Variable Annuity L Share Option 2        Service         1.72%      12.70          200
Oppenheimer Main Street(R) ........ MONY Variable Annuity L Share Option 3        Service         2.37%      12.50        4,963
Oppenheimer Main Street(R) ........ MONY Variable Annuity C Share Option 1        Service         1.50%      13.54           --
Oppenheimer Main Street(R) ........ MONY Variable Annuity C Share Option 2        Service         1.77%      12.68          722
Oppenheimer Main Street(R) ........ MONY Variable Annuity C Share Option 3        Service         2.42%      12.49          437

PIMCO Global Bond (Unhedged) ...... MONY Custom Master                        Administrative      1.35%    $ 13.00       64,409
PIMCO Global Bond (Unhedged) ...... MONY Variable Annuity Option 1            Administrative      1.20%      13.55       53,688
PIMCO Global Bond (Unhedged) ...... MONY Variable Annuity Option 2            Administrative      1.45%      12.70       82,352
PIMCO Global Bond (Unhedged) ...... MONY Variable Annuity L Share Option 1    Administrative      1.45%      11.14        1,170
PIMCO Global Bond (Unhedged) ...... MONY Variable Annuity L Share Option 2    Administrative      1.72%      10.79           91
PIMCO Global Bond (Unhedged) ...... MONY Variable Annuity L Share Option 3    Administrative      2.37%      10.63          870
PIMCO Global Bond (Unhedged) ...... MONY Variable Annuity C Share Option 1    Administrative      1.50%      11.68          563
PIMCO Global Bond (Unhedged) ...... MONY Variable Annuity C Share Option 2    Administrative      1.77%      10.78           12
PIMCO Global Bond (Unhedged) ...... MONY Variable Annuity C Share Option 3    Administrative      2.42%      10.61          263

PIMCO Real Return ................. MONY Custom Master                        Administrative      1.35%    $ 12.98      278,506
PIMCO Real Return ................. MONY Variable Annuity Option 1            Administrative      1.20%      13.52      308,083
PIMCO Real Return ................. MONY Variable Annuity Option 2            Administrative      1.45%      12.82      262,781
PIMCO Real Return ................. MONY Variable Annuity L Share Option 1    Administrative      1.45%      11.56        1,278
PIMCO Real Return ................. MONY Variable Annuity L Share Option 2    Administrative      1.72%      11.23        1,293
PIMCO Real Return ................. MONY Variable Annuity L Share Option 3    Administrative      2.37%      11.06       10,915

MONY
VARIABLE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2005


                  Fund Name                                   Option
-------------------------------------------- ----------------------------------------
PIMCO Real Return .......................... MONY Variable Annuity C Share Option 1
PIMCO Real Return .......................... MONY Variable Annuity C Share Option 2
PIMCO Real Return .......................... MONY Variable Annuity C Share Option 3

PIMCO StocksPLUS Growth and Income ......... MONY Variable Annuity Option 1
PIMCO StocksPLUS Growth and Income ......... MONY Variable Annuity Option 2
PIMCO StocksPLUS Growth and Income ......... MONY Variable Annuity L Share Option 1
PIMCO StocksPLUS Growth and Income ......... MONY Variable Annuity L Share Option 2
PIMCO StocksPLUS Growth and Income ......... MONY Variable Annuity L Share Option 3
PIMCO StocksPLUS Growth and Income ......... MONY Variable Annuity C Share Option 1
PIMCO StocksPLUS Growth and Income ......... MONY Variable Annuity C Share Option 2
PIMCO StocksPLUS Growth and Income ......... MONY Variable Annuity C Share Option 3

Premier VIT OpCap Equity ................... MONY Master
Premier VIT OpCap Managed .................. MONY Master
Premier VIT OpCap Small Cap ................ MONY Master

ProFund VP Bear ............................ MONY Custom Master
ProFund VP Bear ............................ MONY Variable Annuity Option 1
ProFund VP Bear ............................ MONY Variable Annuity Option 2
ProFund VP Bear ............................ MONY Variable Annuity L Share Option 1
ProFund VP Bear ............................ MONY Variable Annuity L Share Option 2
ProFund VP Bear ............................ MONY Variable Annuity L Share Option 3
ProFund VP Bear ............................ MONY Variable Annuity C Share Option 1
ProFund VP Bear ............................ MONY Variable Annuity C Share Option 2
ProFund VP Bear ............................ MONY Variable Annuity C Share Option 3

ProFund VP Rising Rates Opportunity ........ MONY Custom Master
ProFund VP Rising Rates Opportunity ........ MONY Variable Annuity Option 1
ProFund VP Rising Rates Opportunity ........ MONY Variable Annuity Option 2
ProFund VP Rising Rates Opportunity ........ MONY Variable Annuity L Share Option 1
ProFund VP Rising Rates Opportunity ........ MONY Variable Annuity L Share Option 2
ProFund VP Rising Rates Opportunity ........ MONY Variable Annuity L Share Option 3
ProFund VP Rising Rates Opportunity ........ MONY Variable Annuity C Share Option 1
ProFund VP Rising Rates Opportunity ........ MONY Variable Annuity C Share Option 2
ProFund VP Rising Rates Opportunity ........ MONY Variable Annuity C Share Option 3

ProFund VP UltraBull ....................... MONY Custom Master
ProFund VP UltraBull ....................... MONY Variable Annuity Option 1
ProFund VP UltraBull ....................... MONY Variable Annuity Option 2
ProFund VP UltraBull ....................... MONY Variable Annuity L Share Option 1
ProFund VP UltraBull ....................... MONY Variable Annuity L Share Option 2
ProFund VP UltraBull ....................... MONY Variable Annuity L Share Option 3
ProFund VP UltraBull ....................... MONY Variable Annuity C Share Option 1
ProFund VP UltraBull ....................... MONY Variable Annuity C Share Option 2
ProFund VP UltraBull ....................... MONY Variable Annuity C Share Option 3

Van Kampen UIF Emerging Markets Equity ..... MONY Variable Annuity Option 1
Van Kampen UIF Emerging Markets Equity ..... MONY Variable Annuity Option 2
Van Kampen UIF Emerging Markets Equity ..... MONY Variable Annuity L Share Option 1
Van Kampen UIF Emerging Markets Equity ..... MONY Variable Annuity L Share Option 2
Van Kampen UIF Emerging Markets Equity ..... MONY Variable Annuity L Share Option 3
Van Kampen UIF Emerging Markets Equity ..... MONY Variable Annuity C Share Option 1
Van Kampen UIF Emerging Markets Equity ..... MONY Variable Annuity C Share Option 2
Van Kampen UIF Emerging Markets Equity ..... MONY Variable Annuity C Share Option 3

Van Kampen UIF Global Value Equity ......... MONY Variable Annuity Option 1
Van Kampen UIF Global Value Equity ......... MONY Variable Annuity Option 2
Van Kampen UIF Global Value Equity ......... MONY Variable Annuity L Share Option 1
Van Kampen UIF Global Value Equity ......... MONY Variable Annuity L Share Option 2



                                                               Mortality
                                                                   &
                                                                Expense   Unit Fair      Units
                  Fund Name                        Class         Ratio      Value     Outstanding
-------------------------------------------- ---------------- ---------- ----------- ------------
PIMCO Real Return .......................... Administrative       1.50%      11.90        7,152
PIMCO Real Return .......................... Administrative       1.77%      11.22           --
PIMCO Real Return .......................... Administrative       2.42%      11.04           --

PIMCO StocksPLUS Growth and Income ......... Administrative       1.20%    $ 11.95      146,798
PIMCO StocksPLUS Growth and Income ......... Administrative       1.45%      12.46      205,369
PIMCO StocksPLUS Growth and Income ......... Administrative       1.45%      14.64        2,530
PIMCO StocksPLUS Growth and Income ......... Administrative       1.72%      12.61          614
PIMCO StocksPLUS Growth and Income ......... Administrative       2.37%      12.42        3,596
PIMCO StocksPLUS Growth and Income ......... Administrative       1.50%      14.05       10,673
PIMCO StocksPLUS Growth and Income ......... Administrative       1.77%      12.60           33
PIMCO StocksPLUS Growth and Income ......... Administrative       2.42%      12.40          723

Premier VIT OpCap Equity ...................        *             1.25%    $ 52.63        8,550
Premier VIT OpCap Managed ..................        *             1.25%    $ 64.01       23,219
Premier VIT OpCap Small Cap ................        *             1.25%    $ 57.60        4,781

ProFund VP Bear ............................    Insurance         1.35%    $  7.45        5,752
ProFund VP Bear ............................    Insurance         1.20%       8.77           --
ProFund VP Bear ............................    Insurance         1.45%       6.99        2,283
ProFund VP Bear ............................    Insurance         1.45%       6.83           --
ProFund VP Bear ............................    Insurance         1.72%       7.36           --
ProFund VP Bear ............................    Insurance         2.37%       7.25           --
ProFund VP Bear ............................    Insurance         1.50%       6.83           --
ProFund VP Bear ............................    Insurance         1.77%       7.35           --
ProFund VP Bear ............................    Insurance         2.42%       7.24           --

ProFund VP Rising Rates Opportunity ........    Insurance         1.35%    $  8.48       28,914
ProFund VP Rising Rates Opportunity ........    Insurance         1.20%       7.25       15,641
ProFund VP Rising Rates Opportunity ........    Insurance         1.45%       8.09       47,096
ProFund VP Rising Rates Opportunity ........    Insurance         1.45%       7.80        1,075
ProFund VP Rising Rates Opportunity ........    Insurance         1.72%       7.35          925
ProFund VP Rising Rates Opportunity ........    Insurance         2.37%       7.24        7,497
ProFund VP Rising Rates Opportunity ........    Insurance         1.50%       7.79           --
ProFund VP Rising Rates Opportunity ........    Insurance         1.77%       7.34           --
ProFund VP Rising Rates Opportunity ........    Insurance         2.42%       7.23           --

ProFund VP UltraBull .......................    Insurance         1.35%    $ 14.29       35,879
ProFund VP UltraBull .......................    Insurance         1.20%      14.33       12,882
ProFund VP UltraBull .......................    Insurance         1.45%      15.70       62,280
ProFund VP UltraBull .......................    Insurance         1.45%      16.79          314
ProFund VP UltraBull .......................    Insurance         1.72%      14.83          346
ProFund VP UltraBull .......................    Insurance         2.37%      14.60       24,135
ProFund VP UltraBull .......................    Insurance         1.50%      16.77           --
ProFund VP UltraBull .......................    Insurance         1.77%      14.81           --
ProFund VP UltraBull .......................    Insurance         2.42%      14.58           --

Van Kampen UIF Emerging Markets Equity .....        I             1.20%    $ 19.50       24,066
Van Kampen UIF Emerging Markets Equity .....        I             1.45%      19.63       56,239
Van Kampen UIF Emerging Markets Equity .....        I             1.45%      23.84           --
Van Kampen UIF Emerging Markets Equity .....        I             1.72%      20.19           --
Van Kampen UIF Emerging Markets Equity .....        I             2.37%      19.88        1,249
Van Kampen UIF Emerging Markets Equity .....        I             1.50%      23.19          239
Van Kampen UIF Emerging Markets Equity .....        I             1.77%      20.17            9
Van Kampen UIF Emerging Markets Equity .....        I             2.42%      19.86          216
Van Kampen UIF Global Value Equity .........        I             1.20%    $ 11.82       24,196
Van Kampen UIF Global Value Equity .........        I             1.45%      12.80       24,889
Van Kampen UIF Global Value Equity .........        I             1.45%      15.58           --
Van Kampen UIF Global Value Equity .........        I             1.72%      13.75           --

MONY
VARIABLE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Concluded)

DECEMBER 31, 2005


                                                                                          Mortality
                                                                                              &
                                                                                           Expense   Unit Fair      Units
              Fund Name                                  Option                   Class     Ratio      Value     Outstanding
-------------------------------------   ---------------------------------------- ------- ---------- ----------- ------------
Van Kampen UIF Global Value Equity ..   MONY Variable Annuity L Share Option 3      I        2.37%      13.54           --
Van Kampen UIF Global Value Equity ..   MONY Variable Annuity C Share Option 1      I        1.50%      14.67           --
Van Kampen UIF Global Value Equity ..   MONY Variable Annuity C Share Option 2      I        1.77%      13.74           --
Van Kampen UIF Global Value Equity ..   MONY Variable Annuity C Share Option 3      I        2.42%      13.52          248

Van Kampen UIF U.S. Real Estate .....   MONY Custom Master                          I        1.35%    $ 19.68      121,153
Van Kampen UIF U.S. Real Estate .....   MONY Variable Annuity Option 1              I        1.20%      20.64      118,582
Van Kampen UIF U.S. Real Estate .....   MONY Variable Annuity Option 2              I        1.45%      19.23      127,824
Van Kampen UIF U.S. Real Estate .....   MONY Variable Annuity L Share Option 1      I        1.45%      21.68          367
Van Kampen UIF U.S. Real Estate .....   MONY Variable Annuity L Share Option 2      I        1.72%      17.40        3,278
Van Kampen UIF U.S. Real Estate .....   MONY Variable Annuity L Share Option 3      I        2.37%      17.13        4,235
Van Kampen UIF U.S. Real Estate .....   MONY Variable Annuity C Share Option 1      I        1.50%      21.49        4,727
Van Kampen UIF U.S. Real Estate .....   MONY Variable Annuity C Share Option 2      I        1.77%      17.38            9
Van Kampen UIF U.S. Real Estate .....   MONY Variable Annuity C Share Option 3      I        2.42%      17.11           --

----------
* The Fund does not specify a share class.

MONY
VARIABLE ACCOUNT A

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2005


                                                 AIM V.I.         AIM V.I.             AIM V.I.
                                               Basic Value   Financial Services   Global Health Care
                                              ------------- -------------------- --------------------
Income:
 Dividend income ............................  $    2,037         $  8,202            $       --
Expenses:
 Mortality and expense risk charges .........     (35,073)          (8,454)              (14,805)
                                               ----------         --------            ----------
Net investment income (loss) ................     (33,036)            (252)              (14,805)
                                               ----------         --------            ----------
Realized gain (loss) on investments
 Net realized gain/(loss) on sale of fund
  shares ....................................      98,686           12,962                20,594
 Realized gain distributions ................      25,990               --                    --
                                               ----------         --------            ----------
Realized gain/(loss) ........................     124,676           12,962                20,594
                                               ----------         --------            ----------
Change in unrealized appreciation
 (depreciation) .............................      (5,841)          15,167                71,306
                                               ----------         --------            ----------
Net increase/(decrease) in net assets
 resulting from operations ..................  $   85,799         $ 27,877            $   77,095
                                               ==========         ========            ==========



                                                     AIM V.I.         AIM V.I.    Alger American   Alger American
                                               Mid Cap Core Equity   Technology      Balanced       MidCap Growth
                                              --------------------- ------------ ---------------- ----------------
Income:
 Dividend income ............................      $    3,920        $      --      $  29,555        $      --
Expenses:
 Mortality and expense risk charges .........         (11,173)          (4,793)       (23,613)         (41,844)
                                                   ----------        ---------      ---------        ---------
Net investment income (loss) ................          (7,253)          (4,793)         5,942          (41,844)
                                                   ----------        ---------      ---------        ---------
Realized gain (loss) on investments
 Net realized gain/(loss) on sale of fund
  shares ....................................          13,300            4,607         52,592          116,673
 Realized gain distributions ................          23,963               --             --          120,867
                                                   ----------        ---------      ---------        ---------
Realized gain/(loss) ........................          37,263            4,607         52,592          237,540
                                                   ----------        ---------      ---------        ---------
Change in unrealized appreciation
 (depreciation) .............................          13,558            3,535         65,190           66,238
                                                   ----------        ---------      ---------        ---------
Net increase/(decrease) in net assets
 resulting from operations ..................      $   43,568        $   3,349      $ 123,724        $ 261,934
                                                   ==========        =========      =========        =========

-------
The accompanying notes are an integral part of these financial statements.

MONY
VARIABLE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2005


                                                                  Dreyfus
                                                Dreyfus IP        Socially         Dreyfus
                                                Small Cap       Responsible      Stock Index
                                               Stock Index   Growth Fund, Inc.    Fund, Inc.
                                              ------------- ------------------- -------------
Income:
 Dividend income ............................   $     --        $        --      $   178,652
Expenses:
 Mortality and expense risk charges .........     (9,812)           (21,503)        (151,349)
                                                --------        -----------      -----------
Net investment income (loss) ................     (9,812)           (21,503)          27,303
                                                --------        -----------      -----------
Realized gain (loss) on investments
 Net realized gain/(loss) on sale of fund
  shares ....................................      8,040           (101,774)        (218,595)
 Realized gain distributions ................      1,853                 --               --
                                                --------        -----------      -----------
Realized gain/(loss) ........................      9,893           (101,774)        (218,595)
                                                --------        -----------      -----------
Change in unrealized appreciation
 (depreciation) .............................     42,379            157,029          530,852
                                                --------        -----------      -----------
Net increase/(decrease) in net assets
 resulting from operations ..................   $ 42,460        $    33,752      $   339,560
                                                ========        ===========      ===========



                                               EQ/Bear Stearns                           EQ/Calvert      EQ/Capital
                                                Small Company    EQ/Boston Advisors       Socially        Guardian
                                                    Growth          Equity Income     Responsible (a)   Research (a)
                                              ----------------- -------------------- ----------------- -------------
Income:
 Dividend income ............................     $      --          $  85,508           $     --         $  595
Expenses:
 Mortality and expense risk charges .........       (89,951)           (89,942)            (1,256)          (330)
                                                  ---------          ---------           --------         ------
Net investment income (loss) ................       (89,951)            (4,434)            (1,256)           265
                                                  ---------          ---------           --------         ------
Realized gain (loss) on investments
 Net realized gain/(loss) on sale of fund
  shares ....................................        43,993            236,737              1,524            146
 Realized gain distributions ................       106,098                 --              9,989             --
                                                  ---------          ---------           --------         ------
Realized gain/(loss) ........................       150,091            236,737             11,513            146
                                                  ---------          ---------           --------         ------
Change in unrealized appreciation
 (depreciation) .............................       315,915             60,806             23,663            850
                                                  ---------          ---------           --------         ------
Net increase/(decrease) in net assets
 resulting from operations ..................     $ 376,055          $ 293,109           $ 33,920         $1,261
                                                  =========          =========           ========         ======

-------
The accompanying notes are an integral part of these financial statements.

MONY
VARIABLE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2005


                                                                                           EQ/GAMCO
                                               EQ/Caywood-Scholl      EQ/Enterprise       Mergers and
                                                High Yield Bond    Moderate Allocation   Acquisitions
                                              ------------------- --------------------- --------------
Income:
 Dividend income ............................     $   419,590         $   1,610,445       $    9,354
Expenses:
 Mortality and expense risk charges .........        (114,404)             (781,348)         (19,605)
                                                  -----------         -------------       ----------
Net investment income (loss) ................         305,186               829,097          (10,251)
                                                  -----------         -------------       ----------
Realized gain (loss) on investments
 Net realized gain/(loss) on sale of fund
  shares ....................................           8,666            (3,670,689)           6,782
 Realized gain distributions ................              --                    --           26,153
                                                  -----------         -------------       ----------
Realized gain/(loss) ........................           8,666            (3,670,689)          32,935
                                                  -----------         -------------       ----------
Change in unrealized appreciation
 (depreciation) .............................        (229,357)            5,037,870           25,491
                                                  -----------         -------------       ----------
Net increase/(decrease) in net assets
 resulting from operations ..................     $    84,495         $   2,196,278       $   48,175
                                                  ===========         =============       ==========



                                                  EQ/GAMCO
                                               Small Company   EQ/Government   EQ/Intermediate   EQ/International
                                                   Value         Securities       Term Bond           Growth
                                              --------------- --------------- ----------------- -----------------
Income:
 Dividend income ............................  $     170,383    $   480,805      $  292,959        $    72,070
Expenses:
 Mortality and expense risk charges .........       (545,330)      (193,455)        (87,979)           (58,871)
                                               -------------    -----------      ----------        -----------
Net investment income (loss) ................       (374,947)       287,350         204,980             13,199
                                               -------------    -----------      ----------        -----------
Realized gain (loss) on investments
 Net realized gain/(loss) on sale of fund
  shares ....................................      1,419,041        (44,462)        (17,619)          (413,262)
 Realized gain distributions ................      2,684,872         21,036         108,807                 --
                                               -------------    -----------      ----------        -----------
Realized gain/(loss) ........................      4,103,913        (23,426)         91,188           (413,262)
                                               -------------    -----------      ----------        -----------
Change in unrealized appreciation
 (depreciation) .............................     (2,511,219)      (264,424)       (324,473)           939,826
                                               -------------    -----------      ----------        -----------
Net increase/(decrease) in net assets
 resulting from operations ..................  $   1,217,747    $      (500)     $  (28,305)       $   539,763
                                               =============    ===========      ==========        ===========

-------
The accompanying notes are an integral part of these financial statements.

MONY
VARIABLE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2005


                                                                           EQ/Mercury
                                                 EQ/Long     EQ/Marsico   Basic Value
                                                Term Bond     Focus (a)    Equity (a)
                                              ------------- ------------ -------------
Income:
 Dividend income ............................  $   243,157   $      --     $  3,871
Expenses:
 Mortality and expense risk charges .........     (167,731)    (21,022)      (1,826)
                                               -----------   ---------     --------
Net investment income (loss) ................       75,426     (21,022)       2,045
                                               -----------   ---------     --------
Realized gain (loss) on investments
 Net realized gain/(loss) on sale of fund
  shares ....................................      117,342      21,288        1,857
 Realized gain distributions ................      109,523      75,294       18,071
                                               -----------   ---------     --------
Realized gain/(loss) ........................      226,865      96,582       19,928
                                               -----------   ---------     --------
Change in unrealized appreciation
 (depreciation) .............................      (84,591)    541,129       11,785
                                               -----------   ---------     --------
Net increase/(decrease) in net assets
 resulting from operations ..................  $   217,700   $ 616,689     $ 33,758
                                               ===========   =========     ========



                                                EQ/Money    EQ/Montag & Caldwell     EQ/PIMCO       EQ/Short
                                               Market (a)          Growth          Real Return   Duration Bond
                                              ------------ ---------------------- ------------- ---------------
Income:
 Dividend income ............................  $ 161,750         $   51,000         $  46,377      $   12,450
Expenses:
 Mortality and expense risk charges .........    (60,040)          (266,190)          (31,819)        (15,988)
                                               ---------         ----------         ---------      ----------
Net investment income (loss) ................    101,710           (215,190)           14,558          (3,538)
                                               ---------         ----------         ---------      ----------
Realized gain (loss) on investments
 Net realized gain/(loss) on sale of fund
  shares ....................................         --           (391,850)             (815)         (1,159)
 Realized gain distributions ................         --                 --             6,625              31
                                               ---------         ----------         ---------      ----------
Realized gain/(loss) ........................         --           (391,850)            5,810          (1,128)
                                               ---------         ----------         ---------      ----------
Change in unrealized appreciation
 (depreciation) .............................         --            (93,479)          (34,490)          4,594
                                               ---------         ----------         ---------      ----------
Net increase/(decrease) in net assets
 resulting from operations ..................  $ 101,710         $ (700,519)        $ (14,122)     $      (72)
                                               =========         ==========         =========      ==========

-------
The accompanying notes are an integral part of these financial statements.

MONY
VARIABLE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2005


                                                                  EQ/UBS
                                                   EQ/TCW       Growth and    Fidelity VIP
                                                   Equity         Income     Contrafund(R)
                                              --------------- ------------- ---------------
Income:
 Dividend income ............................  $          --   $    77,596    $   16,311
Expenses:
 Mortality and expense risk charges .........       (356,266)     (148,330)     (106,184)
                                               -------------   -----------    ----------
Net investment income (loss) ................       (356,266)      (70,734)      (89,873)
                                               -------------   -----------    ----------
Realized gain (loss) on investments
 Net realized gain/(loss) on sale of fund
  shares ....................................     (2,023,680)      (11,857)      286,504
 Realized gain distributions ................             --            --         1,483
                                               -------------   -----------    ----------
Realized gain/(loss) ........................     (2,023,680)      (11,857)      287,987
                                               -------------   -----------    ----------
Change in unrealized appreciation
 (depreciation) .............................      2,866,531       950,244       933,378
                                               -------------   -----------    ----------
Net increase/(decrease) in net assets
 resulting from operations ..................  $     486,585   $   867,653    $1,131,492
                                               =============   ===========    ==========



                                                               Fidelity VIP     Franklin        Franklin
                                               Fidelity VIP       Growth         Income     Rising Dividends
                                                  Growth      Opportunities    Securities      Securities
                                              -------------- --------------- ------------- -----------------
Income:
 Dividend income ............................  $    16,819      $  18,169     $   138,645     $   17,008
Expenses:
 Mortality and expense risk charges .........      (58,042)       (27,419)        (54,993)       (25,403)
                                               -----------      ---------     -----------     ----------
Net investment income (loss) ................      (41,223)        (9,250)         83,652         (8,395)
                                               -----------      ---------     -----------     ----------
Realized gain (loss) on investments
 Net realized gain/(loss) on sale of fund
  shares ....................................     (216,006)       (84,524)         50,650         39,156
 Realized gain distributions ................           --             --          12,033         11,601
                                               -----------      ---------     -----------     ----------
Realized gain/(loss) ........................     (216,006)       (84,524)         62,683         50,757
                                               -----------      ---------     -----------     ----------
Change in unrealized appreciation
 (depreciation) .............................      428,631        229,069        (128,069)         4,654
                                               -----------      ---------     -----------     ----------
Net increase/(decrease) in net assets
 resulting from operations ..................  $   171,402      $ 135,295     $    18,266     $   47,016
                                               ===========      =========     ===========     ==========

-------
The accompanying notes are an integral part of these financial statements.

MONY
VARIABLE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2005


                                                 Franklin                       Janus Aspen
                                               Zero Coupon     Janus Aspen         Series         Janus Aspen
                                                   2010      Series Balanced   Flexible Bond     Series Forty
                                              ------------- ----------------- ---------------    ------------
Income:
 Dividend income ............................  $   24,261      $   184,419      $   106,551       $   8,104
Expenses:
 Mortality and expense risk charges .........      (8,144)        (111,530)         (27,775)        (67,585)
                                               ----------      -----------      -----------       ---------
Net investment income (loss) ................      16,117           72,889           78,776         (59,481)
                                               ----------      -----------      -----------       ---------
Realized gain (loss) on investments
 Net realized gain/(loss) on sale of fund
  shares ....................................      (1,279)          41,623          (20,528)        (52,356)
 Realized gain distributions ................         407               --           62,173              --
                                               ----------      -----------      -----------       ---------
Realized gain/(loss) ........................        (872)          41,623           41,645         (52,356)
                                               ----------      -----------      -----------       ---------
Change in unrealized appreciation
 (depreciation) .............................     (15,643)         389,592         (112,770)        691,899
                                               ----------      -----------      -----------       ---------
Net increase/(decrease) in net assets
 resulting from operations ..................  $     (398)     $   504,104      $     7,651       $ 580,062
                                               ==========      ===========      ===========       =========



                                                     Janus Aspen         Janus Aspen       Janus Aspen
                                                 Series International   Series Mid Cap   Series Worldwide
                                                        Growth              Growth            Growth
                                                ---------------------- ---------------- -----------------
Income:
 Dividend income ............................         $  29,941          $       --       $    70,799
Expenses:
 Mortality and expense risk charges .........           (36,646)             (65,214)          (73,155)
                                                      ---------          -----------       -----------
Net investment income (loss) ................            (6,705)             (65,214)           (2,356)
                                                      ---------          -----------       -----------
Realized gain (loss) on investments
 Net realized gain/(loss) on sale of fund
  shares ....................................            30,005             (511,026)         (983,655)
 Realized gain distributions ................                --                   --                --
                                                      ---------          -----------       -----------
Realized gain/(loss) ........................            30,005             (511,026)         (983,655)
                                                      ---------          -----------       -----------
Change in unrealized appreciation
 (depreciation) .............................           740,496            1,068,745         1,178,114
                                                      ---------          -----------       -----------
Net increase/(decrease) in net assets
 resulting from operations ..................         $ 763,796          $   492,505       $   192,103
                                                      =========          ===========       ===========

-------
The accompanying notes are an integral part of these financial statements.

MONY
VARIABLE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2005


                                                                Lord Abbett
                                                 Lord Abbett     Growth and    Lord Abbett
                                               Bond-Debenture      Income     Mid-Cap Value
                                              ---------------- ------------- ---------------
Income:
 Dividend income ............................   $   183,398     $    60,290    $    25,479
Expenses:
 Mortality and expense risk charges .........       (52,525)        (89,509)       (72,598)
                                                -----------     -----------    -----------
Net investment income (loss) ................       130,873         (29,219)       (47,119)
                                                -----------     -----------    -----------
Realized gain (loss) on investments
 Net realized gain/(loss) on sale of fund
  shares ....................................        58,206         376,720        211,814
 Realized gain distributions ................        40,134         368,363        348,146
                                                -----------     -----------    -----------
Realized gain/(loss) ........................        98,340         745,083        559,960
                                                -----------     -----------    -----------
Change in unrealized appreciation
 (depreciation) .............................      (230,410)       (622,128)      (142,727)
                                                -----------     -----------    -----------
Net increase/(decrease) in net assets
 resulting from operations ..................   $    (1,197)    $    93,736    $   370,114
                                                ===========     ===========    ===========



                                                   MFS(R)           MFS(R)         MFS(R)        MFS(R)
                                               Mid Cap Growth   New Discovery   Total Return    Utilities
                                              ---------------- --------------- -------------- ------------
Income:
 Dividend income ............................    $       --       $     --      $    68,720    $   7,358
Expenses:
 Mortality and expense risk charges .........       (10,485)        (7,917)         (44,127)     (17,895)
                                                 ----------       --------      -----------    ---------
Net investment income (loss) ................       (10,485)        (7,917)          24,593      (10,537)
                                                 ----------       --------      -----------    ---------
Realized gain (loss) on investments
 Net realized gain/(loss) on sale of fund
  shares ....................................        33,141         16,355           81,556       79,461
 Realized gain distributions ................            --             --          134,725           --
                                                 ----------       --------      -----------    ---------
Realized gain/(loss) ........................        33,141         16,355          216,281       79,461
                                                 ----------       --------      -----------    ---------
Change in unrealized appreciation
 (depreciation) .............................       (11,988)        12,943         (187,612)     129,336
                                                 ----------       --------      -----------    ---------
Net increase/(decrease) in net assets
 resulting from operations ..................    $   10,668       $ 21,381      $    53,262    $ 198,260
                                                 ==========       ========      ===========    =========

-------
The accompanying notes are an integral part of these financial statements.

MONY
VARIABLE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2005


                                                                            Oppenheimer
                                                Old Mutual    Old Mutual       Global
                                                 Mid-Cap     Select Value    Securities
                                              ------------- -------------- -------------
Income:
 Dividend income ............................  $        --     $ 12,742      $  36,375
Expenses:
 Mortality and expense risk charges .........      (45,634)      (8,206)       (62,689)
                                               -----------     --------      ---------
Net investment income (loss) ................      (45,634)       4,536        (26,314)
                                               -----------     --------      ---------
Realized gain (loss) on investments
 Net realized gain/(loss) on sale of fund
  shares ....................................       76,483        9,496        140,968
 Realized gain distributions ................      266,937           --             --
                                               -----------     --------      ---------
Realized gain/(loss) ........................      343,420        9,496        140,968
                                               -----------     --------      ---------
Change in unrealized appreciation
 (depreciation) .............................     (150,164)       5,033        494,356
                                               -----------     --------      ---------
Net increase/(decrease) in net assets
 resulting from operations ..................  $   147,622     $ 19,065      $ 609,010
                                               ===========     ========      =========



                                                                                               PIMCO
                                                                   PIMCO                    StocksPLUS
                                                 Oppenheimer    Global Bond      PIMCO      Growth and   Premier VIT
                                               Main Street(R)    (Unhedged)   Real Return     Income     OpCap Equity
                                              ---------------- ------------- ------------- ------------ -------------
Income:
 Dividend income ............................    $   27,249     $   73,054    $   310,854   $ 106,701     $  1,611
Expenses:
 Mortality and expense risk charges .........       (30,774)       (39,315)      (148,920)    (62,252)      (4,949)
                                                 ----------     ----------    -----------   ---------     --------
Net investment income (loss) ................        (3,525)        33,739        161,934      44,449       (3,338)
                                                 ----------     ----------    -----------   ---------     --------
Realized gain (loss) on investments
 Net realized gain/(loss) on sale of fund
  shares ....................................        79,773         13,164        130,870     127,945        1,477
 Realized gain distributions ................            --         38,493        125,047          --           --
                                                 ----------     ----------    -----------   ---------     --------
Realized gain/(loss) ........................        79,773         51,657        255,917     127,945        1,477
                                                 ----------     ----------    -----------   ---------     --------
Change in unrealized appreciation
 (depreciation) .............................        (5,385)      (326,322)      (332,226)    (77,631)      24,222
                                                 ----------     ----------    -----------   ---------     --------
Net increase/(decrease) in net assets
 resulting from operations ..................    $   70,863     $ (240,926)   $    85,625   $  94,763     $ 22,361
                                                 ==========     ==========    ===========   =========     ========

-------
The accompanying notes are an integral part of these financial statements.

MONY
VARIABLE ACCOUNT A

STATEMENTS OF OPERATIONS (Concluded)

FOR THE YEAR ENDED DECEMBER 31, 2005


                                                                                               ProFund VP
                                                Premier VIT      Premier VIT     ProFund VP   Rising Rates
                                               OpCap Managed   OpCap Small Cap      Bear       Opportunity
                                              --------------- ----------------- ------------ --------------
Income:
 Dividend income ............................   $   21,522       $       --       $     --     $      --
Expenses:
 Mortality and expense risk charges .........      (20,798)          (3,165)          (806)      (13,146)
                                                ----------       ----------       --------     ---------
Net investment income (loss) ................          724           (3,165)          (806)      (13,146)
                                                ----------       ----------       --------     ---------
Realized gain (loss) on investments
 Net realized gain/(loss) on sale of fund
  shares ....................................       16,968              434         (1,775)      (68,439)
 Realized gain distributions ................       58,168           34,652             --            --
                                                ----------       ----------       --------     ---------
Realized gain/(loss) ........................       75,136           35,086         (1,775)      (68,439)
                                                ----------       ----------       --------     ---------
Change in unrealized appreciation
 (depreciation) .............................      (12,536)         (30,475)           716       (18,370)
                                                ----------       ----------       --------     ---------
Net increase/(decrease) in net assets
 resulting from operations ..................   $   63,324       $    1,446       $ (1,865)    $ (99,955)
                                                ==========       ==========       ========     =========



                                                            Van Kampen UIF   Van Kampen UIF
                                               ProFund VP      Emerging       Global Value     Van Kampen UIF
                                                UltraBull   Markets Equity       Equity       U.S. Real Estate
                                              ------------ ---------------- ---------------- -----------------
Income:
 Dividend income ............................  $    2,030     $   4,818         $  6,155        $   87,115
Expenses:
 Mortality and expense risk charges .........     (36,396)      (17,301)          (8,014)          (95,517)
                                               ----------     ---------         --------        ----------
Net investment income (loss) ................     (34,366)      (12,483)          (1,859)           (8,402)
                                               ----------     ---------         --------        ----------
Realized gain (loss) on investments
 Net realized gain/(loss) on sale of fund
  shares ....................................      (9,853)       37,212           23,356           523,889
 Realized gain distributions ................     228,125            --            4,228           192,418
                                               ----------     ---------         --------        ----------
Realized gain/(loss) ........................     218,272        37,212           27,584           716,307
                                               ----------     ---------         --------        ----------
Change in unrealized appreciation
 (depreciation) .............................    (203,771)      344,640              308           329,911
                                               ----------     ---------         --------        ----------
Net increase/(decrease) in net assets
 resulting from operations ..................  $  (19,865)    $ 369,369         $ 26,033        $1,037,816
                                               ==========     =========         ========        ==========

-------
(a) Commenced operations on September 9, 2005.
The accompanying notes are an integral part of these financial statements.

MONY
VARIABLE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEARS ENDING DECEMBER 31,


                                                           AIM V.I.                    AIM V.I.
                                                          Basic Value             Financial Services
                                                 ----------------------------- -------------------------
                                                      2005           2004          2005         2004
                                                 -------------- -------------- ------------ ------------
From operations:
 Net investment income (loss) ..................   $  (33,036)    $  (26,203)   $    (252)    $ (1,432)
 Net realized gain (loss) ......................      124,676         40,893       12,962        3,349
 Net change in unrealized appreciation
  (depreciation) ...............................       (5,841)       179,224       15,167       21,481
                                                   ----------     ----------    ---------     --------
 Net increase/(decrease) in net assets from
  operations ...................................       85,799        193,914       27,877       23,398
                                                   ----------     ----------    ---------     --------
Contract transactions:
 Payments received from contractowners .........      156,296      1,061,335       53,859      119,561
 Transfers between subaccounts, net ............     (149,101)       578,892      145,560      115,033
 Transfers for contract benefits and
  terminations .................................     (208,913)      (174,990)     (21,768)      (6,750)
 Annual contract charges .......................         (309)          (167)        (122)         (90)
                                                   ----------     ----------    ---------     --------
Net increase/decrease from contract
 transactions ..................................     (202,027)     1,465,070      177,529      227,754
                                                   ----------     ----------    ---------     --------
Net increase/(decrease) in net assets ..........     (116,228)     1,658,984      205,406      251,152
Net assets beginning of period .................    2,493,224        834,240      414,937      163,785
                                                   ----------     ----------    ---------     --------
Net assets end of period .......................  $2,376,996      $2,493,224    $ 620,343     $414,937
                                                  ===========     ==========    =========     ========
 Units issued during the period ................      42,326         150,259       19,675       20,868
 Units redeemed during the period ..............     (59,212)        (26,190)      (4,376)      (1,068)
                                                 ------------     ----------    ---------     --------
 Net units issued/(redeemed) during period .....     (16,886)        124,069       15,299       19,800
                                                 ============     ==========    =========     ========



                                                           AIM V.I.                   AIM V.I.
                                                      Global Health Care         Mid Cap Core Equity
                                                 ---------------------------- -------------------------
                                                      2005           2004         2005         2004
                                                 -------------- ------------- ------------ ------------
From operations:
 Net investment income (loss) ..................   $  (14,805)    $ (10,585)   $  (7,253)   $  (6,211)
 Net realized gain (loss) ......................       20,594        22,170       37,263       42,717
 Net change in unrealized appreciation
  (depreciation) ...............................       71,306        42,556       13,558       22,237
                                                   ----------     ---------    ---------    ---------
 Net increase/(decrease) in net assets from
  operations ...................................       77,095        54,141       43,568       58,743
                                                   ----------     ---------    ---------    ---------
Contract transactions:
 Payments received from contractowners .........      111,217       321,909       57,912      261,272
 Transfers between subaccounts, net ............      109,192         1,481       49,693      170,564
 Transfers for contract benefits and
  terminations .................................      (56,872)      (48,785)     (46,176)     (30,225)
 Annual contract charges .......................         (283)         (248)        (136)         (58)
                                                   ----------     ---------    ---------    ---------
Net increase/decrease from contract
 transactions ..................................      163,254       274,357       61,293      401,553
                                                   ----------     ---------    ---------    ---------
Net increase/(decrease) in net assets ..........      240,349       328,498      104,861      460,296
Net assets beginning of period .................      941,236       612,738      707,097      246,801
                                                   ----------     ---------    ---------    ---------
Net assets end of period .......................   $1,181,585     $ 941,236    $ 811,958    $ 707,097
                                                   ==========     =========    =========    =========
 Units issued during the period ................       21,338        40,891       12,979       40,248
 Units redeemed during the period ..............       (6,162)      (14,386)      (8,521)      (7,259)
                                                   ----------     ---------    ---------    ---------
 Net units issued/(redeemed) during period .....       15,176        26,505        4,458       32,989
                                                   ==========     =========    =========    =========

-------
The accompanying notes are an integral part of these financial statements.

MONY
VARIABLE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDING DECEMBER 31,


                                                         AIM V.I.                 Alger American
                                                        Technology                   Balanced
                                                 ------------------------- -----------------------------
                                                     2005         2004          2005           2004
                                                 ------------ ------------ -------------- --------------
From operations:
 Net investment income (loss) ..................   $ (4,793)   $  (3,063)    $    5,942     $    1,915
 Net realized gain (loss) ......................      4,607        6,490         52,592         49,883
 Net change in unrealized appreciation
  (depreciation) ...............................      3,535        9,516         65,190          5,275
                                                   --------    ---------     ----------     ----------
 Net increase/(decrease) in net assets from
  operations ...................................      3,349       12,943        123,724         57,073
                                                   --------    ---------     ----------     ----------
Contract transactions:
 Payments received from contractowners .........     93,035       86,440        118,813        579,932
 Transfers between subaccounts, net ............     83,211        2,652         83,405        (23,256)
 Transfers for contract benefits and
  terminations .................................     (8,146)     (15,673)      (215,447)      (206,678)
 Annual contract charges .......................       (131)         (94)          (418)          (411)
                                                   --------    ---------     ----------     ----------
Net increase/decrease from contract
 transactions ..................................    167,969       73,325        (13,647)       349,587
                                                   --------    ---------     ----------     ----------
Net increase/(decrease) in net assets ..........    171,318       86,268        110,077        406,660
Net assets beginning of period .................    232,307      146,039      1,741,682      1,335,022
                                                   --------    ---------     ----------     ----------
Net assets end of period .......................   $403,625    $ 232,307     $1,851,759     $1,741,682
                                                   ========    =========     ==========     ==========
 Units issued during the period ................     15,125       11,301         26,651         72,735
 Units redeemed during the period ..............     (1,333)      (4,111)       (27,907)       (40,482)
                                                   --------    ---------     ----------     ----------
 Net units issued/(redeemed) during period .....     13,792        7,190         (1,256)        32,253
                                                   ========    =========     ==========     ==========



                                                        Alger American                Dreyfus IP
                                                         MidCap Growth           Small Cap Stock Index
                                                 ----------------------------- -------------------------
                                                      2005           2004          2005         2004
                                                 -------------- -------------- ------------ ------------
From operations:
 Net investment income (loss) ..................   $  (41,844)    $  (32,131)   $  (9,812)   $  (2,232)
 Net realized gain (loss) ......................      237,540        141,280        9,893       14,492
 Net change in unrealized appreciation
  (depreciation) ...............................       66,238        190,692       42,379       58,473
                                                   ----------     ----------    ---------    ---------
 Net increase/(decrease) in net assets from
  operations ...................................      261,934        299,841       42,460       70,733
                                                   ----------     ----------    ---------    ---------
Contract transactions:
 Payments received from contractowners .........      230,031        833,237      143,248      333,247
 Transfers between subaccounts, net ............       52,639        412,048        5,289       95,866
 Transfers for contract benefits and
  terminations .................................     (224,114)      (260,585)     (13,356)     (12,037)
 Annual contract charges .......................         (556)          (437)        (253)         (32)
                                                   ----------     ----------    ---------    ---------
Net increase/decrease from contract
 transactions ..................................       58,000        984,263      134,928      417,044
                                                   ----------     ----------    ---------    ---------
Net increase/(decrease) in net assets ..........      319,934      1,284,104      177,388      487,777
Net assets beginning of period .................    3,007,211      1,723,107      584,342       96,565
                                                   ----------     ----------    ---------    ---------
Net assets end of period .......................   $3,327,145     $3,007,211    $ 761,730    $ 584,342
                                                   ==========     ==========    =========    =========
 Units issued during the period ................       34,607        128,324       11,983       36,430
 Units redeemed during the period ..............      (29,561)       (41,703)      (2,057)      (2,444)
                                                   ----------     ----------    ---------    ---------
 Net units issued/(redeemed) during period .....        5,046         86,621        9,926       33,986
                                                   ==========     ==========    =========    =========

-------
The accompanying notes are an integral part of these financial statements.

MONY
VARIABLE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDING DECEMBER 31,


                                                            Dreyfus
                                                     Socially Responsible                  Dreyfus
                                                       Growth Fund, Inc.           Stock Index Fund, Inc.
                                                 ----------------------------- -------------------------------
                                                      2005           2004            2005            2004
                                                 -------------- -------------- --------------- ---------------
From operations:
 Net investment income (loss) ..................   $  (21,503)    $  (17,688)   $     27,303    $     51,532
 Net realized gain (loss) ......................     (101,774)      (206,709)       (218,595)       (448,110)
 Net change in unrealized appreciation
  (depreciation) ...............................      157,029        298,993         530,852       1,426,701
                                                   ----------     ----------    ------------    ------------
 Net increase/(decrease) in net assets from
  operations ...................................       33,752         74,596         339,560       1,030,123
                                                   ----------     ----------    ------------    ------------
Contract transactions:
 Payments received from contractowners .........       32,235         83,253         168,412         469,926
 Transfers between subaccounts, net ............     (124,401)      (191,179)       (570,131)        (90,882)
 Transfers for contract benefits and
  terminations .................................     (143,658)      (105,871)     (1,323,185)     (1,488,318)
 Annual contract charges .......................           --             --              --              --
                                                   ----------     ----------    ------------    ------------
Net increase/decrease from contract
 transactions ..................................     (235,824)      (213,797)     (1,724,904)     (1,109,274)
                                                   ----------     ----------    ------------    ------------
Net increase/(decrease) in net assets ..........     (202,072)      (139,201)     (1,385,344)        (79,151)
Net assets beginning of period .................    1,724,163      1,863,364      12,060,688      12,139,839
                                                   ----------     ----------    ------------    ------------
Net assets end of period .......................   $1,522,091     $1,724,163    $ 10,675,344    $ 12,060,688
                                                   ==========     ==========    ============    ============
 Units issued during the period ................       10,294         29,521          40,764         145,418
 Units redeemed during the period ..............      (47,391)       (65,528)       (257,587)       (295,052)
                                                   ----------     ----------    ------------    ------------
 Net units issued/(redeemed) during period .....      (37,097)       (36,007)       (216,823)       (149,634)
                                                   ==========     ==========    ============    ============



                                                        EQ/Bear Stearns             EQ/Boston Advisors
                                                     Small Company Growth              Equity Income
                                                 ----------------------------- -----------------------------
                                                      2005           2004         2005 (a)         2004
                                                 -------------- -------------- -------------- --------------
From operations:
 Net investment income (loss) ..................   $  (89,951)    $  (89,820)    $   (4,434)    $   61,584
 Net realized gain (loss) ......................      150,091       (154,877)       236,737         86,831
 Net change in unrealized appreciation
  (depreciation) ...............................      315,915        917,190         60,806        627,919
                                                   ----------     ----------     ----------     ----------
 Net increase/(decrease) in net assets from
  operations ...................................      376,055        672,493        293,109        776,334
                                                   ----------     ----------     ----------     ----------
Contract transactions:
 Payments received from contractowners .........      204,763        739,529        326,952        853,813
 Transfers between subaccounts, net ............     (560,170)      (496,938)       186,219      1,132,003
 Transfers for contract benefits and
  terminations .................................     (469,119)      (637,040)      (645,454)      (522,559)
 Annual contract charges .......................         (531)          (432)          (383)          (247)
                                                   ----------     ----------     ----------     ----------
Net increase/decrease from contract
 transactions ..................................     (825,057)      (394,881)      (132,666)     1,463,010
                                                   ----------     ----------     ----------     ----------
Net increase/(decrease) in net assets ..........     (449,002)       277,612        160,443      2,239,344
Net assets beginning of period .................    6,937,497      6,659,885      6,294,689      4,055,345
                                                   ----------     ----------     ----------     ----------
Net assets end of period .......................   $6,488,495     $6,937,497     $6,455,132     $6,294,689
                                                   ==========     ==========     ==========     ==========
 Units issued during the period ................       38,682        118,293        104,233        206,176
 Units redeemed during the period ..............     (135,302)      (185,560)      (116,111)       (74,720)
                                                   ----------     ----------     ----------     ----------
 Net units issued/(redeemed) during period .....      (96,620)       (67,267)       (11,878)       131,456
                                                   ==========     ==========     ==========     ==========

-------
The accompanying notes are an integral part of these financial statements.

MONY
VARIABLE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDING DECEMBER 31,


                                                   EQ/Calvert     EQ/Capital
                                                    Socially       Guardian           EQ/Caywood-Scholl
                                                   Responsible     Research            High Yield Bond
                                                 -------------- -------------- -------------------------------
                                                  2005 (b) (c)   2005 (b) (d)        2005            2004
                                                 -------------- -------------- --------------- ---------------
From operations:
 Net investment income (loss) ..................    $ (1,256)      $    265     $     305,186   $     828,176
 Net realized gain (loss) ......................      11,513            146             8,666          83,709
 Net change in unrealized appreciation
  (depreciation) ...............................      23,663            850          (229,357)       (271,119)
                                                    --------       --------     -------------   -------------
 Net increase/(decrease) in net assets from
  operations ...................................      33,920          1,261            84,495         640,766
                                                    --------       --------     -------------   -------------
Contract transactions:
 Payments received from contractowners .........       2,504             --            68,252         188,901
 Transfers between subaccounts, net ............     270,554         90,458           141,702         182,664
 Transfers for contract benefits and
  terminations .................................      (4,601)        (9,810)       (1,174,615)     (1,268,624)
 Annual contract charges .......................         (17)            --            (2,010)         (2,234)
                                                    --------       --------     -------------   -------------
Net increase/decrease from contract
 transactions ..................................     268,440         80,648          (966,671)       (899,293)
                                                    --------       --------     -------------   -------------
Net increase/(decrease) in net assets ..........     302,360         81,909          (882,176)       (258,527)
Net assets beginning of period .................          --             --         8,311,189       8,569,716
                                                    --------       --------     -------------   -------------
Net assets end of period .......................    $302,360       $ 81,909     $   7,429,013   $   8,311,189
                                                    ========       ========     =============   =============
 Units issued during the period ................      31,518          6,922            29,797          55,150
 Units redeemed during the period ..............      (2,439)          (958)          (90,882)       (119,062)
                                                    --------       --------     -------------   -------------
 Net units issued/(redeemed) during period .....      29,079          5,964           (61,085)        (63,912)
                                                    ========       ========     =============   =============



                                                           EQ/Enterprise                     EQ/GAMCO
                                                        Moderate Allocation          Mergers and Acquisitions
                                                 --------------------------------- -----------------------------
                                                     2005 (e)           2004            2005           2004
                                                 ---------------- ---------------- -------------- --------------
From operations:
 Net investment income (loss) ..................  $      829,097   $      998,688    $  (10,251)    $   (9,265)
 Net realized gain (loss) ......................      (3,670,689)      (5,094,365)       32,935         27,137
 Net change in unrealized appreciation
  (depreciation) ...............................       5,037,870        8,693,078        25,491         38,888
                                                  --------------   --------------    ----------     ----------
 Net increase/(decrease) in net assets from
  operations ...................................       2,196,278        4,597,401        48,175         56,760
                                                  --------------   --------------    ----------     ----------
Contract transactions:
 Payments received from contractowners .........         708,859        1,682,824       106,979        865,990
 Transfers between subaccounts, net ............      (1,844,396)      (2,272,292)       67,389        324,828
 Transfers for contract benefits and
  terminations .................................     (10,432,298)     (10,088,008)      (75,031)        (3,716)
 Annual contract charges .......................         (43,183)         (49,858)         (135)           (34)
                                                  --------------   --------------    ----------     ----------
Net increase/decrease from contract
 transactions ..................................     (11,611,018)     (10,727,334)       99,202      1,187,068
                                                  --------------   --------------    ----------     ----------
Net increase/(decrease) in net assets ..........      (9,414,740)      (6,129,933)      147,377      1,243,828
Net assets beginning of period .................      66,830,706       72,960,639     1,388,358        144,530
                                                  --------------   --------------    ----------     ----------
Net assets end of period .......................  $   57,415,966   $   66,830,706    $1,535,735     $1,388,358
                                                  ==============   ==============    ==========     ==========
 Units issued during the period ................          81,899          190,355        27,241        152,678
 Units redeemed during the period ..............        (524,496)        (610,860)      (18,105)       (37,946)
                                                  --------------   --------------    ----------     ----------
 Net units issued/(redeemed) during period .....        (442,597)        (420,505)        9,136        114,732
                                                  ==============   ==============    ==========     ==========

-------
The accompanying notes are an integral part of these financial statements.

MONY
VARIABLE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDING DECEMBER 31,


                                                            EQ/GAMCO                      EQ/Government
                                                       Small Company Value                 Securities
                                                 ------------------------------- -------------------------------
                                                       2005            2004            2005            2004
                                                 --------------- --------------- --------------- ---------------
From operations:
 Net investment income (loss) ..................  $   (374,947)   $   (508,013)   $    287,350    $    710,982
 Net realized gain (loss) ......................     4,103,913       1,414,342         (23,426)        192,433
 Net change in unrealized appreciation
  (depreciation) ...............................    (2,511,219)      6,299,114        (264,424)       (893,887)
                                                  ------------    ------------    ------------    ------------
 Net increase/(decrease) in net assets from
  operations ...................................     1,217,747       7,205,443            (500)          9,528
                                                  ------------    ------------    ------------    ------------
Contract transactions:
 Payments received from contractowners .........       758,373       2,695,658         386,515       2,530,457
 Transfers between subaccounts, net ............    (1,167,978)        426,379        (551,352)     (1,137,993)
 Transfers for contract benefits and
  terminations .................................    (5,074,313)     (5,141,020)     (2,670,064)     (2,409,149)
 Annual contract charges .......................       (16,045)        (17,293)         (3,296)         (3,636)
                                                  ------------    ------------    ------------    ------------
Net increase/decrease from contract
 transactions ..................................    (5,499,963)     (2,036,276)     (2,838,197)     (1,020,321)
                                                  ------------    ------------    ------------    ------------
Net increase/(decrease) in net assets ..........    (4,282,216)      5,169,167      (2,838,697)     (1,010,793)
Net assets beginning of period .................    44,141,051      38,971,884      16,377,370      17,388,163
                                                  ------------    ------------    ------------    ------------
Net assets end of period .......................  $ 39,858,835    $ 44,141,051    $ 13,538,673    $ 16,377,370
                                                  ============    ============    ============    ============
 Units issued during the period ................       111,932         366,225          71,412         336,956
 Units redeemed during the period ..............      (311,582)       (277,605)       (302,318)       (400,448)
                                                  ------------    ------------    ------------    ------------
 Net units issued/(redeemed) during period .....      (199,650)         88,620        (230,906)        (63,492)
                                                  ============    ============    ============    ============



                                                         EQ/Intermediate               EQ/International
                                                            Term Bond                       Growth
                                                 ------------------------------- -----------------------------
                                                       2005            2004           2005           2004
                                                 --------------- --------------- -------------- --------------
From operations:
 Net investment income (loss) ..................  $     204,980   $     628,096    $   13,199     $   (7,880)
 Net realized gain (loss) ......................         91,188         103,824      (413,262)      (611,898)
 Net change in unrealized appreciation
  (depreciation) ...............................       (324,473)       (710,832)      939,826        798,565
                                                  -------------   -------------    ----------     ----------
 Net increase/(decrease) in net assets from
  operations ...................................        (28,305)         21,088       539,763        178,787
                                                  -------------   -------------    ----------     ----------
Contract transactions:
 Payments received from contractowners .........         67,397         151,897        65,055         88,872
 Transfers between subaccounts, net ............        216,320        (504,823)      (22,447)       (24,852)
 Transfers for contract benefits and
  terminations .................................     (1,226,611)       (925,836)     (729,698)      (647,668)
 Annual contract charges .......................         (1,643)         (1,929)       (2,583)        (2,910)
                                                  -------------   -------------    ----------     ----------
Net increase/decrease from contract
 transactions ..................................       (944,537)     (1,280,691)     (689,673)      (586,558)
                                                  -------------   -------------    ----------     ----------
Net increase/(decrease) in net assets ..........       (972,842)     (1,259,603)     (149,910)      (407,771)
Net assets beginning of period .................      7,328,360       8,587,963     5,121,583      5,529,354
                                                  -------------   -------------    ----------     ----------
Net assets end of period .......................  $   6,355,518   $   7,328,360    $4,971,673     $5,121,583
                                                  =============   =============    ==========     ==========
 Units issued during the period ................         37,169          31,569        21,342         52,105
 Units redeemed during the period ..............        (85,510)       (126,161)      (84,539)      (118,432)
                                                  -------------   -------------    ----------     ----------
 Net units issued/(redeemed) during period .....        (48,341)        (94,592)      (63,197)       (66,327)
                                                  =============   =============    ==========     ==========

-------
The accompanying notes are an integral part of these financial statements.

MONY
VARIABLE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDING DECEMBER 31,


                                                             EQ/Long               EQ/Marsico
                                                            Term Bond                 Focus
                                                 ------------------------------- --------------
                                                       2005            2004       2005 (b) (f)
                                                 --------------- --------------- --------------
From operations:
 Net investment income (loss) ..................  $     75,426    $  1,200,366     $  (21,022)
 Net realized gain (loss) ......................       226,865         699,738         96,582
 Net change in unrealized appreciation
  (depreciation) ...............................       (84,591)     (1,041,141)       541,129
                                                  ------------    ------------     ----------
 Net increase/(decrease) in net assets from
  operations ...................................       217,700         858,963        616,689
                                                  ------------    ------------     ----------
Contract transactions:
 Payments received from contractowners .........       250,354         948,846         13,439
 Transfers between subaccounts, net ............      (139,555)     (1,172,427)     4,615,821
 Transfers for contract benefits and
  terminations .................................    (1,856,838)     (1,869,253)       (94,081)
 Annual contract charges .......................        (3,654)         (4,037)            --
                                                  ------------    ------------     ----------
Net increase/decrease from contract
 transactions ..................................    (1,749,693)     (2,096,871)     4,535,179
                                                  ------------    ------------     ----------
Net increase/(decrease) in net assets ..........    (1,531,993)     (1,237,908)     5,151,868
Net assets beginning of period .................    13,492,320      14,730,228             --
                                                  ------------    ------------     ----------
Net assets end of period .......................  $ 11,960,327    $ 13,492,320     $5,151,868
                                                  ============    ============     ==========
 Units issued during the period ................        38,289         104,091        512,573
 Units redeemed during the period ..............      (117,708)       (196,874)       (25,775)
                                                  ------------    ------------     ----------
 Net units issued/(redeemed) during period .....       (79,419)        (92,783)       486,798
                                                  ============    ============     ==========



                                                      EQ/Mercury          EQ/Money         EQ/Montag & Caldwell
                                                  Basic Value Equity       Market                 Growth
                                                 -------------------- --------------- ------------------------------
                                                     2005 (b) (g)       2005 (b) (h)      2005 (i)         2004
                                                 -------------------- --------------- --------------- --------------
From operations:
 Net investment income (loss) ..................       $  2,045        $    101,710    $   (215,190)   $   (178,624)
 Net realized gain (loss) ......................         19,928                  --        (391,850)       (914,896)
 Net change in unrealized appreciation
  (depreciation) ...............................         11,785                  --         (93,479)      1,606,263
                                                       --------        ------------    ------------    ------------
 Net increase/(decrease) in net assets from
  operations ...................................         33,758             101,710        (700,519)        512,743
                                                       --------        ------------    ------------    ------------
Contract transactions:
 Payments received from contractowners .........          4,746             365,872         522,786       2,138,902
 Transfers between subaccounts, net ............        419,280          15,418,073       6,030,632      (1,268,103)
 Transfers for contract benefits and
  terminations .................................         (8,423)         (1,157,261)     (2,162,323)     (2,443,729)
 Annual contract charges .......................            (37)             (1,536)         (1,660)         (1,505)
                                                       --------        ------------    ------------    ------------
Net increase/decrease from contract
 transactions ..................................        415,566          14,625,148       4,389,435      (1,574,435)
                                                       --------        ------------    ------------    ------------
Net increase/(decrease) in net assets ..........        449,324          14,726,858       3,688,916      (1,061,692)
Net assets beginning of period .................             --                  --      18,646,619      19,708,311
                                                       --------        ------------    ------------    ------------
Net assets end of period .......................       $449,324        $ 14,726,858    $ 22,335,535    $ 18,646,619
                                                       ========        ============    ============    ============
 Units issued during the period ................         53,449           1,663,809         854,917         455,956
 Units redeemed during the period ..............         (9,483)           (242,649)       (483,712)       (712,646)
                                                       --------        ------------    ------------    ------------
 Net units issued/(redeemed) during period .....         43,966           1,421,160         371,205        (256,690)
                                                       ========        ============    ============    ============

-------
The accompanying notes are an integral part of these financial statements.

MONY
VARIABLE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDING DECEMBER 31,


                                                           EQ/PIMCO                      EQ/Short
                                                          Real Return                 Duration Bond
                                                 ----------------------------- -----------------------------
                                                      2005           2004           2005           2004
                                                 -------------- -------------- -------------- --------------
From operations:
 Net investment income (loss) ..................   $   14,558     $   18,092     $   (3,538)    $   12,164
 Net realized gain (loss) ......................        5,810         76,343         (1,128)        (1,366)
 Net change in unrealized appreciation
  (depreciation) ...............................      (34,490)       (19,746)         4,594         (7,568)
                                                   ----------     ----------     ----------     ----------
 Net increase/(decrease) in net assets from
  operations ...................................      (14,122)        74,689            (72)         3,230
                                                   ----------     ----------     ----------     ----------
Contract transactions:
 Payments received from contractowners .........       94,438        521,205         74,856        522,584
 Transfers between subaccounts, net ............     (102,903)        (3,466)        55,265        118,350
 Transfers for contract benefits and
  terminations .................................     (225,182)      (156,824)       (91,041)      (219,356)
 Annual contract charges .......................         (417)          (386)           (62)           (45)
                                                   ----------     ----------     ----------     ----------
Net increase/decrease from contract
 transactions ..................................     (234,064)       360,529         39,018        421,533
                                                   ----------     ----------     ----------     ----------
Net increase/(decrease) in net assets ..........     (248,186)       435,218         38,946        424,763
Net assets beginning of period .................    2,422,431      1,987,213      1,143,869        719,106
                                                   ----------     ----------     ----------     ----------
Net assets end of period .......................   $2,174,245     $2,422,431     $1,182,815     $1,143,869
                                                   ==========     ==========     ==========     ==========
 Units issued during the period ................       16,212         63,482         29,272         84,248
 Units redeemed during the period ..............      (36,868)       (30,680)       (25,371)       (42,010)
                                                   ----------     ----------     ----------     ----------
 Net units issued/(redeemed) during period .....      (20,656)        32,802          3,901         42,238
                                                   ==========     ==========     ==========     ==========



                                                             EQ/TCW                          EQ/UBS
                                                             Equity                     Growth and Income
                                                 ------------------------------- -------------------------------
                                                       2005            2004            2005            2004
                                                 --------------- --------------- --------------- ---------------
From operations:
 Net investment income (loss) ..................  $   (356,266)   $   (407,564)   $    (70,734)   $     42,028
 Net realized gain (loss) ......................    (2,023,680)     (3,994,254)        (11,857)       (434,098)
 Net change in unrealized appreciation
  (depreciation) ...............................     2,866,531       7,854,000         950,244       1,711,602
                                                  ------------    ------------    ------------    ------------
 Net increase/(decrease) in net assets from
  operations ...................................       486,585       3,452,182         867,653       1,319,532
                                                  ------------    ------------    ------------    ------------
Contract transactions:
 Payments received from contractowners .........       247,416         675,645         224,221       1,447,694
 Transfers between subaccounts, net ............      (811,587)     (1,451,734)       (411,846)       (432,563)
 Transfers for contract benefits and
  terminations .................................    (4,261,638)     (5,504,321)     (1,250,974)     (1,327,917)
 Annual contract charges .......................       (12,889)        (15,231)           (554)           (508)
                                                  ------------    ------------    ------------    ------------
Net increase/decrease from contract
 transactions ..................................    (4,838,698)     (6,295,641)     (1,439,153)       (313,294)
                                                  ------------    ------------    ------------    ------------
Net increase/(decrease) in net assets ..........    (4,352,113)     (2,843,459)       (571,500)      1,006,238
Net assets beginning of period .................    31,141,445      33,984,904      12,518,742      11,512,504
                                                  ------------    ------------    ------------    ------------
Net assets end of period .......................  $ 26,789,332    $ 31,141,445    $ 11,947,242    $ 12,518,742
                                                  ============    ============    ============    ============
 Units issued during the period ................        60,888         121,371          44,175         288,457
 Units redeemed during the period ..............      (363,795)       (582,308)       (203,813)       (356,400)
                                                  ------------    ------------    ------------    ------------
 Net units issued/(redeemed) during period .....      (302,907)       (460,937)       (159,638)        (67,943)
                                                  ============    ============    ============    ============

-------
The accompanying notes are an integral part of these financial statements.

MONY
VARIABLE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDING DECEMBER 31,


                                                         Fidelity VIP                  Fidelity VIP
                                                         Contrafund(R)                    Growth
                                                 ----------------------------- -----------------------------
                                                      2005           2004           2005           2004
                                                 -------------- -------------- -------------- --------------
From operations:
 Net investment income (loss) ..................   $  (89,873)    $  (79,553)    $  (41,223)    $  (60,308)
 Net realized gain (loss) ......................      287,987         30,027       (216,006)      (636,417)
 Net change in unrealized appreciation
  (depreciation) ...............................      933,378      1,009,791        428,631        734,060
                                                   ----------     ----------     ----------     ----------
 Net increase/(decrease) in net assets from
  operations ...................................    1,131,492        960,265        171,402         37,335
                                                   ----------     ----------     ----------     ----------
Contract transactions:
 Payments received from contractowners .........      264,704        168,982         87,882        123,688
 Transfers between subaccounts, net ............     (213,821)       282,003        (52,360)      (479,380)
 Transfers for contract benefits and
  terminations .................................     (783,175)      (729,142)      (447,955)      (573,062)
 Annual contract charges .......................           --             --             --             --
                                                   ----------     ----------     ----------     ----------
Net increase/decrease from contract
 transactions ..................................     (732,292)      (278,157)      (412,433)      (928,754)
                                                   ----------     ----------     ----------     ----------
Net increase/(decrease) in net assets ..........      399,200        682,108       (241,031)      (891,419)
Net assets beginning of period .................    7,900,787      7,218,679      4,540,333      5,431,752
                                                   ----------     ----------     ----------     ----------
Net assets end of period .......................   $8,299,987     $7,900,787     $4,299,302     $4,540,333
                                                   ==========     ==========     ==========     ==========
 Units issued during the period ................       85,525         91,242         41,438         69,951
 Units redeemed during the period ..............     (156,954)      (123,197)      (102,074)      (214,465)
                                                   ----------     ----------     ----------     ----------
 Net units issued/(redeemed) during period .....      (71,429)       (31,955)       (60,636)      (144,514)
                                                   ==========     ==========     ==========     ==========



                                                         Fidelity VIP                    Franklin
                                                     Growth Opportunities            Income Securities
                                                 ----------------------------- -----------------------------
                                                      2005           2004           2005           2004
                                                 -------------- -------------- -------------- --------------
From operations:
 Net investment income (loss) ..................   $   (9,250)    $  (21,253)    $   83,652     $   25,646
 Net realized gain (loss) ......................      (84,524)      (197,004)        62,683         21,308
 Net change in unrealized appreciation
  (depreciation) ...............................      229,069        331,521       (128,069)       256,534
                                                   ----------     ----------     ----------     ----------
 Net increase/(decrease) in net assets from
  operations ...................................      135,295        113,264         18,266        303,488
                                                   ----------     ----------     ----------     ----------
Contract transactions:
 Payments received from contractowners .........       16,828        157,118        698,284      1,716,909
 Transfers between subaccounts, net ............     (352,851)      (374,888)     1,055,651        815,190
 Transfers for contract benefits and
  terminations .................................     (139,099)      (283,503)      (220,016)      (101,752)
 Annual contract charges .......................           --             --           (509)          (147)
                                                   ----------     ----------     ----------     ----------
Net increase/decrease from contract
 transactions ..................................     (475,122)      (501,273)     1,533,410      2,430,200
                                                   ----------     ----------     ----------     ----------
Net increase/(decrease) in net assets ..........     (339,827)      (388,009)     1,551,676      2,733,688
Net assets beginning of period .................    2,244,964      2,632,973      3,387,089        653,401
                                                   ----------     ----------     ----------     ----------
Net assets end of period .......................   $1,905,137     $2,244,964     $4,938,765     $3,387,089
                                                   ==========     ==========     ==========     ==========
 Units issued during the period ................       14,773         32,470        165,056        228,326
 Units redeemed during the period ..............      (81,429)      (108,293)       (43,627)       (19,470)
                                                   ----------     ----------     ----------     ----------
 Net units issued/(redeemed) during period .....      (66,656)       (75,823)       121,429        208,856
                                                   ==========     ==========     ==========     ==========

-------
The accompanying notes are an integral part of these financial statements.

MONY
VARIABLE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDING DECEMBER 31,


                                                           Franklin
                                                       Rising Dividends                Franklin
                                                          Securities               Zero Coupon 2010
                                                 ----------------------------- -------------------------
                                                      2005           2004          2005         2004
                                                 -------------- -------------- ------------ ------------
From operations:
 Net investment income (loss) ..................   $   (8,395)    $   (7,675)   $  16,117    $   4,248
 Net realized gain (loss) ......................       50,757         34,644         (872)        (185)
 Net change in unrealized appreciation
  (depreciation) ...............................        4,654         91,319      (15,643)      12,703
                                                   ----------     ----------    ---------    ---------
 Net increase/(decrease) in net assets from
  operations ...................................       47,016        118,288         (398)      16,766
                                                   ----------     ----------    ---------    ---------
Contract transactions:
 Payments received from contractowners .........      409,964        654,652       44,336      184,120
 Transfers between subaccounts, net ............       84,373        559,456       63,490      249,256
 Transfers for contract benefits and
  terminations .................................     (152,636)      (164,228)     (65,356)     (23,064)
 Annual contract charges .......................         (323)           (63)         (26)         (13)
                                                   ----------     ----------    ---------    ---------
Net increase/decrease from contract
 transactions ..................................      341,378      1,049,817       42,444      410,299
                                                   ----------     ----------    ---------    ---------
Net increase/(decrease) in net assets ..........      388,394      1,168,105       42,046      427,065
Net assets beginning of period .................    1,655,452        487,347      554,057      126,992
                                                   ----------     ----------    ---------    ---------
Net assets end of period .......................   $2,043,846     $1,655,452    $ 596,103    $ 554,057
                                                   ==========     ==========    =========    =========
 Units issued during the period ................       55,083        102,003       12,200       51,016
 Units redeemed during the period ..............      (28,212)       (15,577)      (7,563)      (7,554)
                                                   ----------     ----------    ---------    ---------
 Net units issued/(redeemed) during period .....       26,871         86,426        4,637       43,462
                                                   ==========     ==========    =========    =========



                                                       Janus Aspen Series             Janus Aspen Series
                                                            Balanced                     Flexible Bond
                                                 ------------------------------- -----------------------------
                                                       2005            2004           2005           2004
                                                 --------------- --------------- -------------- --------------
From operations:
 Net investment income (loss) ..................  $      72,889   $      75,580    $   78,776     $   95,273
 Net realized gain (loss) ......................         41,623        (121,493)       41,645         34,545
 Net change in unrealized appreciation
  (depreciation) ...............................        389,592         642,441      (112,770)       (70,858)
                                                  -------------   -------------    ----------     ----------
 Net increase/(decrease) in net assets from
  operations ...................................        504,104         596,528         7,651         58,960
                                                  -------------   -------------    ----------     ----------
Contract transactions:
 Payments received from contractowners .........        122,374         294,281       134,213      1,324,214
 Transfers between subaccounts, net ............       (353,493)       (595,764)      (45,596)      (108,768)
 Transfers for contract benefits and
  terminations .................................     (1,216,995)     (1,252,332)     (239,492)      (753,528)
 Annual contract charges .......................             --              --          (403)          (434)
                                                  -------------   -------------    ----------     ----------
Net increase/decrease from contract
 transactions ..................................     (1,448,114)     (1,553,815)     (151,278)       461,484
                                                  -------------   -------------    ----------     ----------
Net increase/(decrease) in net assets ..........       (944,010)       (957,287)     (143,627)       520,444
Net assets beginning of period .................      8,842,347       9,799,634     2,094,729      1,574,285
                                                  -------------   -------------    ----------     ----------
Net assets end of period .......................  $   7,898,337   $   8,842,347    $1,951,102     $2,094,729
                                                  =============   =============    ==========     ==========
 Units issued during the period ................         32,902          53,385        16,544        126,898
 Units redeemed during the period ..............       (169,213)       (211,054)      (29,465)       (83,893)
                                                  -------------   -------------    ----------     ----------
 Net units issued/(redeemed) during period .....       (136,311)       (157,669)      (12,921)        43,005
                                                  =============   =============    ==========     ==========

-------
The accompanying notes are an integral part of these financial statements.

MONY
VARIABLE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDING DECEMBER 31,


                                                      Janus Aspen Series            Janus Aspen Series
                                                             Forty                 International Growth
                                                 ----------------------------- -----------------------------
                                                      2005           2004           2005           2004
                                                 -------------- -------------- -------------- --------------
From operations:
 Net investment income (loss) ..................   $  (59,481)    $  (50,803)    $   (6,705)    $   (8,190)
 Net realized gain (loss) ......................      (52,356)      (245,719)        30,005        186,243
 Net change in unrealized appreciation
  (depreciation) ...............................      691,899        996,420        740,496        216,850
                                                   ----------     ----------     ----------     ----------
 Net increase/(decrease) in net assets from
  operations ...................................      580,062        699,898        763,796        394,903
                                                   ----------     ----------     ----------     ----------
Contract transactions:
 Payments received from contractowners .........      193,730        607,084        197,623        915,515
 Transfers between subaccounts, net ............      835,249       (473,118)        64,101       (100,922)
 Transfers for contract benefits and
  terminations .................................     (451,453)      (326,427)       (78,875)      (144,423)
 Annual contract charges .......................         (288)          (222)          (585)          (411)
                                                   ----------     ----------     ----------     ----------
Net increase/decrease from contract
 transactions ..................................      577,238       (192,683)       182,264        669,759
                                                   ----------     ----------     ----------     ----------
Net increase/(decrease) in net assets ..........    1,157,300        507,215        946,060      1,064,662
Net assets beginning of period .................    4,916,932      4,409,717      2,421,080      1,356,418
                                                   ----------     ----------     ----------     ----------
Net assets end of period .......................   $6,074,232     $4,916,932     $3,367,140     $2,421,080
                                                   ==========     ==========     ==========     ==========
 Units issued during the period ................      177,367         87,112         25,769        860,921
 Units redeemed during the period ..............     (146,035)      (137,566)       (12,298)      (795,246)
                                                   ----------     ----------     ----------     ----------
 Net units issued/(redeemed) during period .....       31,332        (50,454)        13,471         65,675
                                                   ==========     ==========     ==========     ==========



                                                      Janus Aspen Series             Janus Aspen Series
                                                        Mid Cap Growth                Worldwide Growth
                                                 ----------------------------- -------------------------------
                                                      2005           2004            2005            2004
                                                 -------------- -------------- --------------- ---------------
From operations:
 Net investment income (loss) ..................   $  (65,214)    $  (65,189)   $      (2,356)  $     (25,493)
 Net realized gain (loss) ......................     (511,026)      (897,243)        (983,655)     (1,126,701)
 Net change in unrealized appreciation
  (depreciation) ...............................    1,068,745      1,804,591        1,178,114       1,339,790
                                                   ----------     ----------    -------------   -------------
 Net increase/(decrease) in net assets from
  operations ...................................      492,505        842,159          192,103         187,596
                                                   ----------     ----------    -------------   -------------
Contract transactions:
 Payments received from contractowners .........      141,556        188,622          123,484         219,338
 Transfers between subaccounts, net ............     (304,894)      (411,454)        (934,617)       (719,821)
 Transfers for contract benefits and
  terminations .................................     (467,238)      (444,020)        (760,145)       (779,166)
 Annual contract charges .......................           --             --               --              --
                                                   ----------     ----------    -------------   -------------
Net increase/decrease from contract
 transactions ..................................     (630,576)      (666,852)      (1,571,278)     (1,279,649)
                                                   ----------     ----------    -------------   -------------
Net increase/(decrease) in net assets ..........     (138,071)       175,307       (1,379,175)     (1,092,053)
Net assets beginning of period .................    5,059,615      4,884,308        6,409,849       7,501,902
                                                   ----------     ----------    -------------   -------------
Net assets end of period .......................   $4,921,544     $5,059,615    $   5,030,674   $   6,409,849
                                                   ==========     ==========    =============   =============
 Units issued during the period ................       63,674         63,445           56,691         118,319
 Units redeemed during the period ..............     (189,033)      (217,408)        (355,209)       (370,271)
                                                   ----------     ----------    -------------   -------------
 Net units issued/(redeemed) during period .....     (125,359)      (153,963)        (298,518)       (251,952)
                                                   ==========     ==========    =============   =============

-------
The accompanying notes are an integral part of these financial statements.

MONY
VARIABLE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDING DECEMBER 31,


                                                          Lord Abbett                   Lord Abbett
                                                        Bond-Debenture               Growth and Income
                                                 ----------------------------- -----------------------------
                                                      2005           2004           2005           2004
                                                 -------------- -------------- -------------- --------------
From operations:
 Net investment income (loss) ..................   $  130,873     $  158,609     $  (29,219)    $  (18,364)
 Net realized gain (loss) ......................       98,340        119,127        745,083        208,221
 Net change in unrealized appreciation
  (depreciation) ...............................     (230,410)       (36,619)      (622,128)       442,763
                                                   ----------     ----------     ----------     ----------
 Net increase/(decrease) in net assets from
  operations ...................................       (1,197)       241,117         93,736        632,620
                                                   ----------     ----------     ----------     ----------
Contract transactions:
 Payments received from contractowners .........      305,043      1,544,674        424,372      1,757,458
 Transfers between subaccounts, net ............     (245,437)      (154,313)      (439,850)       548,724
 Transfers for contract benefits and
  terminations .................................     (343,909)      (232,636)      (433,851)      (409,144)
 Annual contract charges .......................       (1,002)          (870)          (970)          (797)
                                                   ----------     ----------     ----------     ----------
Net increase/decrease from contract
 transactions ..................................     (285,305)     1,156,855       (450,299)     1,896,241
                                                   ----------     ----------     ----------     ----------
Net increase/(decrease) in net assets ..........     (286,502)     1,397,972       (356,563)     2,528,861
Net assets beginning of period .................    4,081,038      2,683,066      6,631,432      4,102,571
                                                   ----------     ----------     ----------     ----------
Net assets end of period .......................   $3,794,536     $4,081,038     $6,274,869     $6,631,432
                                                   ==========     ==========     ==========     ==========
 Units issued during the period ................       34,602        148,358         70,428        233,499
 Units redeemed during the period ..............      (56,580)       (53,420)      (109,775)       (61,367)
                                                   ----------     ----------     ----------     ----------
 Net units issued/(redeemed) during period .....      (21,978)        94,938        (39,347)       172,132
                                                   ==========     ==========     ==========     ==========



                                                          Lord Abbett                    MFS(R)
                                                         Mid-Cap Value               Mid Cap Growth
                                                 ----------------------------- --------------------------
                                                      2005           2004           2005         2004
                                                 -------------- -------------- ------------- ------------
From operations:
 Net investment income (loss) ..................   $  (47,119)    $  (34,550)    $ (10,485)   $  (8,512)
 Net realized gain (loss) ......................      559,960        252,716        33,141       24,127
 Net change in unrealized appreciation
  (depreciation) ...............................     (142,727)       528,860       (11,988)      64,200
                                                   ----------     ----------     ---------    ---------
 Net increase/(decrease) in net assets from
  operations ...................................      370,114        747,026        10,668       79,815
                                                   ----------     ----------     ---------    ---------
Contract transactions:
 Payments received from contractowners .........      915,563      1,174,585        39,613      317,291
 Transfers between subaccounts, net ............      469,260        667,813       (53,205)      21,848
 Transfers for contract benefits and
  terminations .................................     (348,797)      (480,864)      (74,551)     (35,947)
 Annual contract charges .......................         (596)          (463)         (225)        (220)
                                                   ----------     ----------     ---------    ---------
Net increase/decrease from contract
 transactions ..................................    1,035,430      1,361,071       (88,368)     302,972
                                                   ----------     ----------     ---------    ---------
Net increase/(decrease) in net assets ..........    1,405,544      2,108,097       (77,700)     382,787
Net assets beginning of period .................    4,538,867      2,430,770       819,775      436,988
                                                   ----------     ----------     ---------    ---------
Net assets end of period .......................   $5,944,411     $4,538,867     $ 742,075    $ 819,775
                                                   ==========     ==========     =========    =========
 Units issued during the period ................      125,824        184,468         4,090       31,955
 Units redeemed during the period ..............      (48,084)       (65,883)      (11,712)      (9,143)
                                                   ----------     ----------     ---------    ---------
 Net units issued/(redeemed) during period .....       77,740        118,585        (7,622)      22,812
                                                   ==========     ==========     =========    =========

-------
The accompanying notes are an integral part of these financial statements.

MONY
VARIABLE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDING DECEMBER 31,


                                                          MFS(R)                      MFS(R)
                                                       New Discovery               Total Return
                                                 ------------------------- -----------------------------
                                                     2005         2004          2005           2004
                                                 ------------ ------------ -------------- --------------
From operations:
 Net investment income (loss) ..................  $  (7,917)   $  (7,488)    $   24,593     $    7,240
 Net realized gain (loss) ......................     16,355       11,040        216,281         25,882
 Net change in unrealized appreciation
  (depreciation) ...............................     12,943       24,104       (187,612)       249,337
                                                  ---------    ---------     ----------     ----------
 Net increase/(decrease) in net assets from
  operations ...................................     21,381       27,656         53,262        282,459
                                                  ---------    ---------     ----------     ----------
Contract transactions:
 Payments received from contractowners .........     16,133       76,354        167,804        738,836
 Transfers between subaccounts, net ............      7,258        4,349        262,928        106,038
 Transfers for contract benefits and
  terminations .................................    (49,262)     (13,123)      (377,633)      (103,177)
 Annual contract charges .......................       (160)        (172)          (943)          (816)
                                                  ---------    ---------     ----------     ----------
Net increase/decrease from contract
 transactions ..................................    (26,031)      67,408         52,156        740,881
                                                  ---------    ---------     ----------     ----------
Net increase/(decrease) in net assets ..........     (4,650)      95,064        105,418      1,023,340
Net assets beginning of period .................    584,329      489,265      3,327,579      2,304,239
                                                  ---------    ---------     ----------     ----------
Net assets end of period .......................  $ 579,679    $ 584,329     $3,432,997     $3,327,579
                                                  =========    =========     ==========     ==========
 Units issued during the period ................      2,437       10,642         45,991         83,608
 Units redeemed during the period ..............     (5,006)      (4,604)       (41,410)       (15,200)
                                                  ---------    ---------     ----------     ----------
 Net units issued/(redeemed) during period .....     (2,569)       6,038          4,581         68,408
                                                  =========    =========     ==========     ==========



                                                            MFS(R)                      Old Mutual
                                                           Utilities                     Mid-Cap
                                                 ----------------------------- ----------------------------
                                                      2005           2004           2005           2004
                                                 -------------- -------------- -------------- -------------
From operations:
 Net investment income (loss) ..................   $  (10,537)    $      (45)    $  (45,634)   $  (35,261)
 Net realized gain (loss) ......................       79,461         45,454        343,420       121,074
 Net change in unrealized appreciation
  (depreciation) ...............................      129,336        104,811       (150,164)      391,347
                                                   ----------     ----------     ----------    ----------
 Net increase/(decrease) in net assets from
  operations ...................................      198,260        150,220        147,622       477,160
                                                   ----------     ----------     ----------    ----------
Contract transactions:
 Payments received from contractowners .........      126,201        318,944        161,950       970,244
 Transfers between subaccounts, net ............      528,162        384,021         (8,461)       48,276
 Transfers for contract benefits and
  terminations .................................     (120,021)       (48,540)      (159,917)     (169,902)
 Annual contract charges .......................         (273)          (138)          (665)         (623)
                                                   ----------     ----------     ----------    ----------
Net increase/decrease from contract
 transactions ..................................      534,069        654,287         (7,093)      847,995
                                                   ----------     ----------     ----------    ----------
Net increase/(decrease) in net assets ..........      732,329        804,507        140,529     1,325,155
Net assets beginning of period .................    1,059,224        254,717      3,399,775     2,074,620
                                                   ----------     ----------     ----------    ----------
Net assets end of period .......................   $1,791,553     $1,059,224     $3,540,304    $3,399,775
                                                   ==========     ==========     ==========    ==========
 Units issued during the period ................       49,908         63,281         18,302        98,607
 Units redeemed during the period ..............      (15,980)       (15,378)       (18,734)      (24,277)
                                                   ----------     ----------     ----------    ----------
 Net units issued/(redeemed) during period .....       33,928         47,903           (432)       74,330
                                                   ==========     ==========     ==========    ==========

-------
The accompanying notes are an integral part of these financial statements.

MONY
VARIABLE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDING DECEMBER 31,


                                                        Old Mutual                  Oppenheimer
                                                       Select Value              Global Securities
                                                 ------------------------- -----------------------------
                                                     2005         2004          2005           2004
                                                 ------------ ------------ -------------- --------------
From operations:
 Net investment income (loss) ..................  $   4,536    $   5,365     $  (26,314)    $  (12,465)
 Net realized gain (loss) ......................      9,496        5,373        140,968         44,827
 Net change in unrealized appreciation
  (depreciation) ...............................      5,033          264        494,356        455,321
                                                  ---------    ---------     ----------     ----------
 Net increase/(decrease) in net assets from
  operations ...................................     19,065       11,002        609,010        487,683
                                                  ---------    ---------     ----------     ----------
Contract transactions:
 Payments received from contractowners .........     30,284      113,773        412,875        914,402
 Transfers between subaccounts, net ............    (26,376)     (23,396)       920,228      1,801,377
 Transfers for contract benefits and
  terminations .................................    (19,600)     (47,151)      (296,683)       (94,211)
 Annual contract charges .......................       (196)        (222)          (358)           (98)
                                                  ---------    ---------     ----------     ----------
Net increase/decrease from contract
 transactions ..................................    (15,888)      43,004      1,036,062      2,621,470
                                                  ---------    ---------     ----------     ----------
Net increase/(decrease) in net assets ..........      3,177       54,006      1,645,072      3,109,153
Net assets beginning of period .................    622,923      568,917      3,898,184        789,031
                                                  ---------    ---------     ----------     ----------
Net assets end of period .......................  $ 626,100    $ 622,923     $5,543,256     $3,898,184
                                                  =========    =========     ==========     ==========
 Units issued during the period ................      4,133       13,299        111,165        209,139
 Units redeemed during the period ..............     (5,961)      (9,055)       (44,846)       (14,790)
                                                  ---------    ---------     ----------     ----------
 Net units issued/(redeemed) during period .....     (1,828)       4,244         66,319        194,349
                                                  =========    =========     ==========     ==========



                                                          Oppenheimer                      PIMCO
                                                        Main Street(R)            Global Bond (Unhedged)
                                                 ----------------------------- -----------------------------
                                                      2005           2004           2005           2004
                                                 -------------- -------------- -------------- --------------
From operations:
 Net investment income (loss) ..................   $   (3,525)    $  (13,966)    $   33,739     $   12,634
 Net realized gain (loss) ......................       79,773         32,471         51,657        234,361
 Net change in unrealized appreciation
  (depreciation) ...............................       (5,385)       125,288       (326,322)       (21,072)
                                                   ----------     ----------     ----------     ----------
 Net increase/(decrease) in net assets from
  operations ...................................       70,863        143,793       (240,926)       225,923
                                                   ----------     ----------     ----------     ----------
Contract transactions:
 Payments received from contractowners .........      196,983      1,037,922        177,103        815,629
 Transfers between subaccounts, net ............     (560,585)       396,355         29,531        120,754
 Transfers for contract benefits and
  terminations .................................     (146,792)      (119,095)      (305,975)      (341,301)
 Annual contract charges .......................         (360)          (134)          (350)          (353)
                                                   ----------     ----------     ----------     ----------
Net increase/decrease from contract
 transactions ..................................     (510,754)     1,315,048        (99,691)       594,729
                                                   ----------     ----------     ----------     ----------
Net increase/(decrease) in net assets ..........     (439,891)     1,458,841       (340,617)       820,652
Net assets beginning of period .................    2,266,298        807,457      2,984,367      2,163,715
                                                   ----------     ----------     ----------     ----------
Net assets end of period .......................   $1,826,407     $2,266,298     $2,643,750     $2,984,367
                                                   ==========     ==========     ==========     ==========
 Units issued during the period ................       25,459        134,541         29,667         91,437
 Units redeemed during the period ..............      (66,536)       (21,637)       (37,765)       (46,591)
                                                   ----------     ----------     ----------     ----------
 Net units issued/(redeemed) during period .....      (41,077)       112,904         (8,098)        44,846
                                                   ==========     ==========     ==========     ==========

-------
The accompanying notes are an integral part of these financial statements.

MONY
VARIABLE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDING DECEMBER 31,


                                                                                             PIMCO
                                                              PIMCO                       StocksPLUS
                                                           Real Return                 Growth and Income
                                                 ------------------------------- -----------------------------
                                                       2005            2004           2005           2004
                                                 --------------- --------------- -------------- --------------
From operations:
 Net investment income (loss) ..................  $    161,934     $   (28,858)    $   44,449     $   18,190
 Net realized gain (loss) ......................       255,917         416,777        127,945         84,805
 Net change in unrealized appreciation
  (depreciation) ...............................      (332,226)        278,207        (77,631)       256,316
                                                  ------------     -----------     ----------     ----------
 Net increase/(decrease) in net assets from
  operations ...................................        85,625         666,126         94,763        359,311
                                                  ------------     -----------     ----------     ----------
Contract transactions:
 Payments received from contractowners .........       579,002       2,581,295        288,915      1,887,554
 Transfers between subaccounts, net ............       907,700         941,191        (15,453)        63,984
 Transfers for contract benefits and
  terminations .................................    (1,095,053)       (641,452)      (267,088)      (250,487)
 Annual contract charges .......................        (1,644)         (1,475)          (948)          (820)
                                                  ------------     -----------     ----------     ----------
Net increase/decrease from contract
 transactions ..................................       390,005       2,879,559          5,426      1,700,231
                                                  ------------     -----------     ----------     ----------
Net increase/(decrease) in net assets ..........       475,630       3,545,685        100,189      2,059,542
Net assets beginning of period .................    10,914,241       7,368,556      4,461,971      2,402,429
                                                  ------------     -----------     ----------     ----------
Net assets end of period .......................  $ 11,389,871     $10,914,241     $4,562,160     $4,461,971
                                                  ============     ===========     ==========     ==========
 Units issued during the period ................       144,603         325,035         42,595        184,708
 Units redeemed during the period ..............      (114,172)        (93,720)       (41,645)       (34,620)
                                                  ------------     -----------     ----------     ----------
 Net units issued/(redeemed) during period .....        30,431         231,315            950        150,088
                                                  ============     ===========     ==========     ==========



                                                     Premier VIT OpCap           Premier VIT OpCap
                                                          Equity                      Managed
                                                 ------------------------- -----------------------------
                                                     2005         2004          2005           2004
                                                 ------------ ------------ -------------- --------------
From operations:
 Net investment income (loss) ..................  $  (3,338)    $ (1,056)    $      724     $    3,972
 Net realized gain (loss) ......................      1,477         (841)        75,136        (13,408)
 Net change in unrealized appreciation
  (depreciation) ...............................     24,222       39,404        (12,536)       156,411
                                                  ---------     --------     ----------     ----------
 Net increase/(decrease) in net assets from
  operations ...................................     22,361       37,507         63,324        146,975
                                                  ---------     --------     ----------     ----------
Contract transactions:
 Payments received from contractowners .........         --           --         12,000         12,000
 Transfers between subaccounts, net ............     60,310           --       (223,758)            --
 Transfers for contract benefits and
  terminations .................................    (21,902)      (9,670)      (130,585)       (69,038)
 Annual contract charges .......................       (121)        (115)          (788)          (798)
                                                  ---------     --------     ----------     ----------
Net increase/decrease from contract
 transactions ..................................     38,287       (9,785)      (343,131)       (57,836)
                                                  ---------     --------     ----------     ----------
Net increase/(decrease) in net assets ..........     60,648       27,722       (279,807)        89,139
Net assets beginning of period .................    389,283      361,561      1,765,951      1,676,812
                                                  ---------     --------     ----------     ----------
Net assets end of period .......................  $ 449,931     $389,283     $1,486,144     $1,765,951
                                                  =========     ========     ==========     ==========
 Units issued during the period ................      1,371           --          1,416          4,727
 Units redeemed during the period ..............       (642)        (208)        (6,884)        (5,837)
                                                  ---------     --------     ----------     ----------
 Net units issued/(redeemed) during period .....        729         (208)        (5,468)        (1,110)
                                                  =========     ========     ==========     ==========

-------
The accompanying notes are an integral part of these financial statements.

MONY
VARIABLE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDING DECEMBER 31,


                                                     Premier VIT OpCap            ProFund VP
                                                         Small Cap                   Bear
                                                 ------------------------- ------------------------
                                                     2005         2004         2005        2004
                                                 ------------ ------------ ----------- ------------
From operations:
 Net investment income (loss) ..................  $  (3,165)    $ (2,278)   $   (806)    $ (1,013)
 Net realized gain (loss) ......................     35,086        2,190      (1,775)      (5,091)
 Net change in unrealized appreciation
  (depreciation) ...............................    (30,475)      29,874         716       (1,851)
                                                  ---------     --------    --------     --------
 Net increase/(decrease) in net assets from
  operations ...................................      1,446       29,786      (1,865)      (7,955)
                                                  ---------     --------    --------     --------
Contract transactions:
 Payments received from contractowners .........         --           --          --       22,207
 Transfers between subaccounts, net ............     65,558       (4,075)     (3,769)      22,288
 Transfers for contract benefits and
  terminations .................................         --         (205)       (525)      (4,496)
 Annual contract charges .......................       (109)         (95)         --          (21)
                                                  ---------     --------    --------     --------
Net increase/decrease from contract
 transactions ..................................     65,449       (4,375)     (4,294)      39,978
                                                  ---------     --------    --------     --------
Net increase/(decrease) in net assets ..........     66,895       25,411      (6,159)      32,023
Net assets beginning of period .................    208,439      183,028      64,963       32,940
                                                  ---------     --------    --------     --------
Net assets end of period .......................  $ 275,334     $208,439    $ 58,804     $ 64,963
                                                  =========     ========    ========     ========
 Units issued during the period ................      1,216           80       1,406        9,467
 Units redeemed during the period ..............        (12)        (160)     (2,023)      (4,849)
                                                  ---------     --------    --------     --------
 Net units issued/(redeemed) during period .....      1,204          (80)       (617)       4,618
                                                  =========     ========    ========     ========



                                                          ProFund VP                   ProFund VP
                                                   Rising Rates Opportunity            UltraBull
                                                 ---------------------------- ----------------------------
                                                      2005          2004           2005           2004
                                                 ------------- -------------- -------------- -------------
From operations:
 Net investment income (loss) ..................  $  (13,146)    $  (13,536)    $  (34,366)   $  (24,487)
 Net realized gain (loss) ......................     (68,439)       (27,733)       218,272       245,762
 Net change in unrealized appreciation
  (depreciation) ...............................     (18,370)      (111,639)      (203,771)       22,782
                                                  ----------     ----------     ----------    ----------
 Net increase/(decrease) in net assets from
  operations ...................................     (99,955)      (152,908)       (19,865)      244,057
                                                  ----------     ----------     ----------    ----------
Contract transactions:
 Payments received from contractowners .........      77,229        507,482         96,399       715,975
 Transfers between subaccounts, net ............    (244,195)       257,150       (359,599)      832,591
 Transfers for contract benefits and
  terminations .................................     (64,393)       (93,469)      (157,924)      (80,176)
 Annual contract charges .......................         (90)           (53)          (148)         (102)
                                                  ----------     ----------     ----------    ----------
Net increase/decrease from contract
 transactions ..................................    (231,449)       671,110       (421,272)    1,468,288
                                                  ----------     ----------     ----------    ----------
Net increase/(decrease) in net assets ..........    (331,404)       518,202       (441,137)    1,712,345
Net assets beginning of period .................   1,140,010        621,808      2,475,970       763,625
                                                  ----------     ----------     ----------    ----------
Net assets end of period .......................  $  808,606     $1,140,010     $2,034,833    $2,475,970
                                                  ==========     ==========     ==========    ==========
 Units issued during the period ................      12,150         95,960         28,397       144,290
 Units redeemed during the period ..............     (40,537)       (27,163)       (60,735)      (35,115)
                                                  ----------     ----------     ----------    ----------
 Net units issued/(redeemed) during period .....     (28,387)        68,797        (32,338)      109,175
                                                  ==========     ==========     ==========    ==========

-------
The accompanying notes are an integral part of these financial statements.

MONY
VARIABLE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Concluded)

FOR THE YEARS ENDING DECEMBER 31,


                                                        Van Kampen UIF
                                                    Emerging Markets Equity
                                                 -----------------------------
                                                      2005           2004
                                                 -------------- --------------
From operations:
 Net investment income (loss) ..................   $  (12,483)    $   (5,007)
 Net realized gain (loss) ......................       37,212         39,965
 Net change in unrealized appreciation
  (depreciation) ...............................      344,640        148,529
                                                   ----------     ----------
 Net increase/(decrease) in net assets from
  operations ...................................      369,369        183,487
                                                   ----------     ----------
Contract transactions:
 Payments received from contractowners .........      173,731        389,349
 Transfers between subaccounts, net ............      116,998        186,671
 Transfers for contract benefits and
  terminations .................................      (59,825)       (12,764)
 Annual contract charges .......................         (275)          (151)
                                                   ----------     ----------
Net increase/decrease from contract
 transactions ..................................      230,629        563,105
                                                   ----------     ----------
Net increase/(decrease) in net assets ..........      599,998        746,592
Net assets beginning of period .................    1,008,637        262,045
                                                   ----------     ----------
Net assets end of period .......................   $1,608,635     $1,008,637
                                                   ==========     ==========
 Units issued during the period ................       22,426        369,987
 Units redeemed during the period ..............       (8,235)      (323,574)
                                                   ----------     ----------
 Net units issued/(redeemed) during period .....       14,191         46,413
                                                   ==========     ==========



                                                      Van Kampen UIF              Van Kampen UIF
                                                    Global Value Equity          U.S. Real Estate
                                                 ------------------------- -----------------------------
                                                     2005         2004          2005           2004
                                                 ------------ ------------ -------------- --------------
From operations:
 Net investment income (loss) ..................  $  (1,859)   $  (2,414)    $   (8,402)    $    9,286
 Net realized gain (loss) ......................     27,584       14,010        716,307        347,331
 Net change in unrealized appreciation
  (depreciation) ...............................        308       35,627        329,911      1,069,758
                                                  ---------    ---------     ----------     ----------
 Net increase/(decrease) in net assets from
  operations ...................................     26,033       47,223      1,037,816      1,426,375
                                                  ---------    ---------     ----------     ----------
Contract transactions:
 Payments received from contractowners .........     59,127      175,118        451,542      1,586,433
 Transfers between subaccounts, net ............     73,422       (5,120)      (395,131)     1,224,741
 Transfers for contract benefits and
  terminations .................................    (59,095)     (10,705)      (428,927)      (472,446)
 Annual contract charges .......................       (140)         (77)          (988)          (612)
                                                  ---------    ---------     ----------     ----------
Net increase/decrease from contract
 transactions ..................................     73,314      159,216       (373,504)     2,338,116
                                                  ---------    ---------     ----------     ----------
Net increase/(decrease) in net assets ..........     99,347      206,439        664,312      3,764,491
Net assets beginning of period .................    508,818      302,379      6,862,158      3,097,667
                                                  ---------    ---------     ----------     ----------
Net assets end of period .......................  $ 608,165    $ 508,818     $7,526,470     $6,862,158
                                                  =========    =========     ==========     ==========
 Units issued during the period ................     12,617       25,704         56,698        227,358
 Units redeemed during the period ..............     (5,930)     (11,689)       (75,980)       (70,025)
                                                  ---------    ---------     ----------     ----------
 Net units issued/(redeemed) during period .....      6,687       14,015        (19,282)       157,333
                                                  =========    =========     ==========     ==========

-------
(a) EQ/Boston Advisors Equity Income was substituted for EQ/Enterprise Equity Income on September 9, 2005. (See Note 5)
(b) Commenced operations on September 9, 2005.
(c) EQ/Calvert Socially Responsible was substituted for EQ/Enterprise Global Socially Responsive on September 9, 2005. (See Note 5)
(d) EQ/Capital Guardian Research was substituted for EQ/MONY Equity Growth and EQ/MONY Diversified on September 9, 2005. (See Note 5)
(e) EQ/Enterprise Moderate Allocation was substituted for EQ/Enterprise Managed on September 9, 2005. (See Note 5)
(f) EQ/Marsico Focus was substituted for EQ/Enterprise Capital Appreciation on September 9, 2005. (See Note 5)
(g) EQ/Mercury Basic Value Equity was substituted for EQ/Enterprise Deep Value on September 9, 2005. (See Note 5)
(h) EQ/Money Market was substituted for EQ/MONY Money Market on September 9, 2005. (See Note 5)
(i) EQ/Montag & Caldwell was substituted for EQ/Multi-Cap Growth on September 9, 2005. (See Note 5)
The accompanying notes are an integral part of these financial statements.

MONY
VARIABLE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS


1. Organization and Business

MONY Variable Account A (the "Variable Account") is a separate investment account established on November 28, 1990 by MONY Life Insurance Company ("MONY"), under the laws of the State of New York. On July 8, 2004, AXA Financial, Inc. ("AXA Financial") completed its acquisition of The MONY Group, Inc. ("MONY Group", the ultimate parent of MONY and MONY Life Insurance Company of America ("MONY America")), upon which MONY Group became a wholly-owned subsidiary of AXA Financial.

The Variable Account operates as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). The Variable Account holds assets that are segregated from all of MONY's other assets and, at present, is used to support Flexible Payment Variable Annuity policies (MONY Master, MONY Value Master, MONY Custom Master and MONY Variable Annuity), collectively the "Variable Annuity Policies". These policies are issued by MONY.

There are sixty-five MONY Variable Annuity subaccounts within the Variable Account, and each invests in only a corresponding portfolio of AIM Variable Insurance Funds, the Alger American Fund, Dreyfus Investment Portfolios, The Dreyfus Socially Responsible Growth Fund, Inc., Dreyfus Stock Index Fund, Inc., EQ Advisors Trust ("EQAT"), Fidelity Variable Insurance Products (VIP), Franklin Templeton Variable Insurance Products Trust, Janus Aspen Series, Lord Abbett Series Fund, MFS(R) Variable Insurance Trust, Oppenheimer Variable Account Funds, Old Mutual Insurance Series Fund, Premier VIT (formerly PIMCO Advisors VIT), PIMCO Variable Insurance Trust, ProFunds, or the Universal Institutional Funds, Inc. (collectively, the "Funds"). The Funds are registered under the 1940 Act as open-end, management investment companies. Prior to July 9, 2004, the Variable Account invested in the MONY Series Fund (the "Fund") and Enterprise Accumulation Trust (the "Trust"). Effective July 9, 2004, the Fund and the Trust merged into EQAT. The Fund and the Trust were affiliated with MONY.

The Variable Account consists of the following variable investment options:
o AIM V.I. Basic Value
o AIM V.I. Financial Services
o AIM V.I. Global Health Care(1)
o AIM V.I. Mid Cap Core Equity
o AIM V.I. Technology
o Alger American Balanced
o Alger American MidCap Growth
o Dreyfus IP Small Cap Stock Index
o Dreyfus Socially Responsible Growth Fund, Inc.
o Dreyfus Stock Index Fund, Inc.
o EQ/Bear Stearns Small Company Growth(2)
o EQ/Boston Advisors Equity Income(3)
o EQ/Calvert Socially Responsible
o EQ/Capital Guardian Research
o EQ/Caywood-Scholl High Yield Bond(4)
o EQ/Enterprise Moderate Allocation
o EQ/GAMCO Mergers and Acquisitions(5)
o EQ/GAMCO Small Company Value(6)
o EQ/Government Securities(7)
o EQ/Intermediate Term Bond(8)
o EQ/International Growth(9)
o EQ/Long Term Bond(10)
o EQ/Marsico Focus
o EQ/Mercury Basic Value Equity
o EQ/Money Market
o EQ/Montag & Caldwell Growth(11)
o EQ/PIMCO Real Return(12)
o EQ/Short Duration Bond(13)
o EQ/TCW Equity(14)
o EQ/UBS Growth and Income(15)
o Fidelity VIP Contrafund(R)
o Fidelity VIP Growth
o Fidelity VIP Growth Opportunities
o Franklin Income Securities
o Franklin Rising Dividends Securities
o Franklin Zero Coupon 2010
o Janus Aspen Series Balanced
o Janus Aspen Series Flexible Bond(16)
o Janus Aspen Series Forty(17)
o Janus Aspen Series International Growth
o Janus Aspen Series Mid Cap Growth
o Janus Aspen Series Worldwide Growth
o Lord Abbett Bond-Debenture
o Lord Abbett Growth and Income
o Lord Abbett Mid-Cap Value
o MFS(R) Mid Cap Growth
o MFS(R) New Discovery
o MFS(R) Total Return
o MFS(R) Utilities
o Old Mutual Mid-Cap(18)
o Old Mutual Select Value(19)
o Oppenheimer Global Securities
o Oppenheimer Main Street(R)
o PIMCO Global Bond (Unhedged)
o PIMCO Real Return
o PIMCO StocksPLUS Growth and Income
o Premier VIT OpCap Equity(20)
o Premier VIT OpCap Managed(20)
o Premier VIT OpCap Small Cap(20)
o ProFund VP Bear
o ProFund VP Rising Rates Opportunity
o ProFund VP UltraBull
o Van Kampen UIF Emerging Markets Equity

MONY
VARIABLE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)


1. Organization and Business (Concluded)

o Van Kampen UIF Global Value Equity
o Van Kampen UIF U.S. Real Estate

----------
 (1)  Formerly known as AIM V.I. Health Sciences
 (2)  Formerly known as EQ/Enterprise Small Company Growth
 (3)  Formerly known as EQ/Enterprise Equity Income
 (4)  Formerly known as EQ/Enterprise High Yield Bond
 (5)  Formerly known as EQ/Enterprise Mergers and Acquisitions
 (6)  Formerly known as EQ/Enterprise Small Company Value
 (7)  Formerly known as EQ/MONY Government Securities
 (8)  Formerly known as EQ/MONY Intermediate Term Bond
 (9)  Formerly known as EQ/Enterprise International Growth
 (10) Formerly known as EQ/MONY Long Term Bond
 (11) Formerly known as EQ/Enterprise Growth
 (12) Formerly known as EQ/Enterprise Total Return
 (13) Formerly known as EQ/Enterprise Short Duration Bond
 (14) Formerly known as EQ/Enterprise Equity
 (15) Formerly known as EQ/Enterprise Growth and Income
 (16) Formerly known as Janus Aspen Series Flexible Income
 (17) Formerly known as Janus Aspen Series Capital Appreciation
 (18) Formerly known as PBHG Mid-Cap
 (19) Formerly known as PBHG Select Value
 (20) Formerly known as PIMCO Advisors


These financial statements should be read in conjunction with the financial statements and footnotes of the Funds, which were distributed by MONY to the contractowner.


2. Significant Accounting Policies

The accompanying financial statements are prepared in conformity with accounting principles generally accepted in the United States of America
(GAAP). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amount of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Certain reclassifications have been made in the amounts presented in prior periods to conform those periods to current presentation.

Investments:

The investment in shares of each of the respective Funds is stated at value which is the net asset value of the respective portfolio as reported by such portfolio. Net asset values are based upon market or fair valuations of the securities held in each of the corresponding portfolios of the Funds. For the Money Market Portfolio, the net asset value is based on the amortized cost of the securities held, which approximates market value.

Investment Transactions and Investment Income:

Investments in the Funds are recorded on the trade date. Dividend income and net realized gain distributions are recorded on the ex-dividend date. Dividends and distributions received are reinvested in additional shares of the Funds. Realized gains and losses include: (1) gains and losses on the redemptions of investments in the Funds (determined on the identified cost basis), and (2) distributions representing the net realized gains on investments transactions.

Due to and Due From:

Amounts due to/from MONY and amounts due to/from respective funds generally represent premiums, surrenders and death benefits, as well as amounts transferred among the various funds by contractowners.

MONY
VARIABLE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)


2. Significant Accounting Policies (Concluded)

Contract Payments and Transfers:

Payments received from contractowners represent contractowner contributions under the Variable Annuity Policies (but exclude amounts allocated to the Guaranteed Interest Account with Market Value Adjustment, reflected in the General Account) reduced by applicable deductions, charges and state premium taxes.

Transfers between funds including the Guaranteed Interest Account with Market Value Adjustment, net, are amounts that contractowners have directed to be moved among funds, including permitted transfers to and from the guaranteed interest account. The net assets of any variable investment may not be less than the aggregate of the contractowner accounts allocated to that variable investment option. Additional assets are set-aside in MONY's General Account to provide for other policy benefits, as required by state law. MONY's General Account is subject to creditor rights.

Transfers for contract benefits and terminations are payments to contractowners and beneficiaries made under the terms of the Variable Annuity Policies, and amounts that contractowners have requested to be withdrawn and paid to them or applied to purchase annuities. Withdrawal charges, if applicable, are included in transfers for contract benefits and terminations. Included in annual contract charges are administrative charges, if applicable.

Taxes:

MONY is currently taxed as a life insurance company and will include the Variable Account's operations in its tax return. MONY does not expect, based upon current tax law, to incur any income tax burden upon the earnings or realized gains attributable to the Variable Account. Based on this expectation, no charges are currently being deducted from the Variable Account for Federal income tax purposes.


3. Related Party Transactions

MONY is the legal owner of the assets held by the Variable Account. However, the portion of the Variable Account's assets attributable to the Variable Annuity Policies will not be chargeable with liabilities arising out of any other business MONY may conduct.

Purchase payments received from MONY by the Variable Account represent gross purchase payments recorded by MONY less deductions retained as compensation for any premium taxes.

With respect to certain variable contracts, a periodic deduction is made from the total amount under the policy in each subaccount ("fund value") for the Annual Contract Charge. MONY may impose a surrender charge when a contractowner requests a full or partial surrender. The Variable Account treats these deductions as contractowner redemptions. For the year ended December 31, 2005, $44,456,138 was deducted for all MONY Variable Account subaccounts for such purposes.

MONY receives amounts deducted for mortality and expense at an annual rate of 1.20% to 2.42% of average daily net assets from each subaccount in the Variable Account.

MONY received administrative fees directly from certain Funds for maintaining and servicing contractowner's accounts. During the year ended December 31, 2005, MONY received $291,106 in aggregate from certain Funds in connection with the MONY subaccounts.

Investment Manager and Advisors:

EQAT has the right to issue two classes of shares -- Class A and Class B. The two classes of shares are identical, with the exception that Class B shares are subject to distribution fees imposed under a distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act.

AXA Equitable Life Insurance Company ("AXA Equitable"), a subsidiary of AXA Financial, serves as investment manager of EQAT, and receives fees for performing services in that capacity. As investment manager, AXA Equitable either oversees the activities of the investment advisors to the portfolios of EQAT, or directly manages the portfolios. Fees generally vary depending on net asset levels and range from a low of 0.25% to a high of 1.00% of average daily net assets. AXA Equitable, as investment manager, pays expenses for providing investment advisory services to the portfolios, including the fees of the advisors of each portfolio.

In the fourth quarter of 2005 AXA Financial completed its sale of The Advest Group to Merrill Lynch, Pierce, Fenner & Smith. Boston Advisors is The Advest Group's investment advisory firm, and served as investment advisor to certain EQAT portfolios: EQ/Boston Advisors Equity Income, EQ/Government Securities, EQ/Intermediate Term Bond, EQ/Long Term Bond, EQ/Money Market, and EQ/Short Duration Bond. Upon completion of the sale of The Advest Group, Boston Advisors ceased to be an affiliate of AXA Financial.

MONY
VARIABLE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)


3. Related Party Transactions (Concluded)

Contract Distribution and Principal Underwriter:

During the year ended December 31, 2004, and the period January 1, 2005 through June 5, 2005, MONY Securities Corporation ("MONY Securities") served as distributor and principal underwriter of the Variable Annuity Policies and the Variable Account. Effective June 6, 2005, subsequent to regulatory approval, registered representatives of MONY Securities became registered representatives of AXA Advisors, LLC ("AXA Advisors"). Further, AXA Advisors and AXA Distributors, LLC ("Distributors") replaced MONY Securities as distributors of the Variable Annuity Policies and principal underwriters of the Variable Account.

AXA Advisors is an affiliate of MONY and AXA Equitable; Distributors is an affiliate of MONY and an indirect wholly-owned subsidiary of AXA Equitable. They are registered with the U.S. Securities and Exchange Commission as broker-dealers and are members of the National Association of Securities Dealers, Inc. AXA Advisors and Distributors received distribution fees under the rule 12b-1 Plans described above for providing distribution and shareholder services to the Portfolios. During the period January 1, 2005 through June 5, 2005 MONY Securities received these fees for serving as distributor of the Variable Annuity Policies.


4. Investment Transactions

Cost of shares acquired and the proceeds from redemption of shares by each subaccount during the year ended December 31, 2005 were as follows:



                                                                Cost of          Proceeds from
MONY Variable Account A Subaccounts:                        Shares Acquired     Shares Redeemed
--------------------------------------------------------   -----------------   ----------------
AIM V.I. Basic Value ...................................      $   460,177         $   669,250
AIM V.I. Financial Services ............................          234,314              57,037
AIM V.I. Global Health Care ............................          228,251              79,802
AIM V.I. Mid Cap Core Equity ...........................          190,677             112,674
AIM V.I. Technology ....................................          183,224              20,048
Alger American Balanced ................................          277,312             285,017
Alger American MidCap Growth ...........................          500,139             363,116
Dreyfus IP Small Cap Stock Index .......................          162,218              35,249
Dreyfus Socially Responsible Growth Fund, Inc. .........           54,857             312,184
Dreyfus Stock Index Fund, Inc. .........................          361,122           2,058,723
EQ/Bear Stearns Small Company Growth ...................          395,125           1,204,035
EQ/Boston Advisors Equity Income .......................        1,135,404           1,272,504
EQ/Calvert Socially Responsible ........................          302,342              25,169
EQ/Capital Guardian Research ...........................           91,053              10,140
EQ/Caywood-Scholl High Yield Bond ......................          782,638           1,444,123
EQ/Enterprise Moderate Allocation ......................        2,670,971          13,452,892
EQ/GAMCO Mergers and Acquisitions ......................          255,207             140,103
EQ/GAMCO Small Company Value ...........................        4,415,048           7,605,086
EQ/Government Securities ...............................        1,104,103           3,633,914
EQ/Intermediate Term Bond ..............................          890,583           1,521,333
EQ/International Growth ................................          225,022             901,496
EQ/Long Term Bond ......................................          824,742           2,389,486
EQ/Marsico Focus .......................................        4,852,062             262,611
EQ/Mercury Basic Value Equity ..........................          503,961              68,279
EQ/Money Market ........................................       17,070,534           2,343,676
EQ/Montag & Caldwell Growth ............................        7,953,415           3,779,170
EQ/PIMCO Real Return ...................................          188,075             400,956
EQ/Short Duration Bond .................................          248,708             213,197
EQ/TCW Equity ..........................................          410,037           5,605,001
EQ/UBS Growth and Income ...............................          359,796           1,869,683
Fidelity VIP Contrafund(R) .............................          697,111           1,517,793
Fidelity VIP Growth ....................................          231,314             684,970
Fidelity VIP Growth Opportunities ......................          111,961             596,333
Franklin Income Securities .............................        2,071,325             442,230
Franklin Rising Dividends Securities ...................          717,147             372,563
Franklin Zero Coupon 2010 ..............................          144,133              85,165

MONY
VARIABLE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)


4. Investment Transactions (Concluded)


                                                         Cost of          Proceeds from
MONY Variable Account A Subaccounts:                 Shares Acquired     Shares Redeemed
-------------------------------------------------   -----------------   ----------------
Janus Aspen Series Balanced .....................       $  384,183         $1,759,408
Janus Aspen Series Flexible Bond ................          342,187            352,516
Janus Aspen Series Forty ........................        1,653,808          1,136,051
Janus Aspen Series International Growth .........          343,475            167,916
Janus Aspen Series Mid Cap Growth ...............          194,248            890,038
Janus Aspen Series Worldwide Growth .............          298,313          1,871,947
Lord Abbett Bond-Debenture ......................          597,434            711,732
Lord Abbett Growth and Income ...................        1,185,800          1,296,955
Lord Abbett Mid-Cap Value .......................        1,949,052            612,595
MFS(R) Mid Cap Growth ...........................           51,334            150,187
MFS(R) New Discovery ............................           23,374             57,322
MFS(R) Total Return .............................          698,414            486,940
MFS(R) Utilities ................................          780,391            256,859
Old Mutual Mid-Cap ..............................          442,213            228,003
Old Mutual Select Value .........................           50,896             62,248
Oppenheimer Global Securities ...................        1,666,434            656,686
Oppenheimer Main Street(R) ......................          293,441            807,720
PIMCO Global Bond (Unhedged) ....................          491,562            519,021
PIMCO Real Return ...............................        2,114,351          1,437,365
PIMCO StocksPLUS Growth and Income ..............          537,720            487,845
Premier VIT OpCap Equity ........................           65,665             30,716
Premier VIT OpCap Managed .......................          163,526            447,765
Premier VIT OpCap Small Cap .....................          100,210              3,274
ProFund VP Bear .................................           10,879             15,979
ProFund VP Rising Rates Opportunity .............           84,494            329,089
ProFund VP UltraBull ............................          614,722            842,235
Van Kampen UIF Emerging Markets Equity ..........          358,981            140,835
Van Kampen UIF Global Value Equity ..............          152,119             76,436
Van Kampen UIF U.S. Real Estate .................        1,151,827          1,341,315

MONY
VARIABLE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)


5. Substitutions/Reorganizations

Substitution transactions that occurred at the date indicated are shown below. For accounting purposes these transactions were treated as mergers and are considered tax-free exchanges.


 September 9, 2005           Removed Portfolio                Surviving Portfolio
--------------------------------------------------------------------------------
                                 EQ/Enterprise
                                 Capital Appreciation         EQ/Marsico Focus
--------------------------------------------------------------------------------
Shares -- Class B                 688,963                     336,534
Value -- Class B                  $ 7.41                      $ 15.17
Net assets before merger          $5,105,218                        --
Net assets after merger           $       --                  $ 5,105,218
--------------------------------------------------------------------------------
                                                              EQ/Mercury Basic
                                 EQ/Enterprise Deep Value      Value Equity
--------------------------------------------------------------------------------
Shares -- Class B                    32,680                        27,990
Value -- Class B                 $    13.31                   $     15.54
Net assets before merger         $  434,966                   $        --
Net assets after merger          $       --                   $   434,966
--------------------------------------------------------------------------------
                                  EQ/Enterprise Global        EQ/Calvert
                                 Socially Responsive          Socially Responsible
--------------------------------------------------------------------------------
Shares -- Class B                    27,275                        38,564
Value -- Class B                 $    11.58                   $      8.19
Net assets before merger         $  315,842                   $        --
Net assets after merger          $       --                   $   315,842
--------------------------------------------------------------------------------
                                 EQ/Enterprise                EQ/Montag & Caldwell
                                 Multi-Cap Growth             Growth
---------------------------------------------------------------------------------
Shares -- Class B                   691,725                     1,145,712
Value -- Class B                 $     8.53                   $      5.15
Net assets before merger         $5,900,418                   $18,216,450
Net assets after merger          $       --                   $24,116,868
--------------------------------------------------------------------------------
                                                              EQ/Capital Guardian
                                  EQ/MONY Diversified         Research
---------------------------------------------------------------------------------
Shares -- Class A                     4,589                         4,355
Value -- Class A                 $    11.72                   $     12.35
Net assets before merger         $   53,786                   $        --
Net assets after merger          $       --                   $    53,786
--------------------------------------------------------------------------------
                                                              EQ/Capital Guardian
                                  EQ/MONY Equity Growth       Research
--------------------------------------------------------------------------------
Shares -- Class A                     1,794                         2,955
Value -- Class A                 $    20.34                   $     12.35
Net assets before merger         $   36,490                   $        --
Net assets after merger          $       --                   $    36,490
---------------------------------------------------------------------------------
                                  EQ/MONY Equity               EQ/Boston Advisors
                                 Income                       Equity Income
---------------------------------------------------------------------------------
Shares Class A                        1,478                         3,519
Shares Class B                   $       --                     1,069,656
Value Class A                    $    15.43                   $      6.48
Value Class B                    $       --                   $      6.49
Net assets before merger         $   22,804                   $ 6,942,067
Net assets after merger          $       --                   $ 6,964,871
--------------------------------------------------------------------------------

MONY
VARIABLE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)


5. Substitutions/Reorganizations (Concluded)


 September 9, 2005          Removed Portfolio         Surviving Portfolio
-------------------------- ------------------------- ---------------------
                            EQ/MONY Money Market      EQ/Money Market
-------------------------- ------------------------- ---------------------
Shares -- Class A           16,138,835                16,138,835
Value -- Class A           $      1.00               $      1.00
Net assets before merger   $16,138,835
Net assets after merger                              $16,138,835

Effective March 24, 2005 Premier VIT OpCap U.S. Government (formerly known as PIMCO Advisors VIT OpCap U.S. Government Income) Income was removed from the Variable Account as a variable investment option. Contractowners were notified prior to the removal of the variable investment option and were given the opportunity to reallocate amounts in Premier VIT OpCap U.S. Government among the other variable investment options in the Variable Account. Any amounts remaining in the variable investment option on March 24, 2005 were defaulted to EQ/Money Market.

Effective September 9, 2005, as part of a reorganization, EQ/Enterprise Managed became EQ/Enterprise Moderate Allocation. This reorganization changed the strategy to that of an allocation portfolio. The reorganization had no effect on the value of shareholders' units, and did not constitute a taxable event.

Effective May 1, 2004, INVESCO VIF Telecommunications Portfolio was merged into INVESCO VIF Technology Fund as part of a reorganization. Subsequent to the reorganization, INVESCO VIF Technology became known as AIM V.I. Technology Fund. There was no change in investment objective, management structure, or management fee expenses. The reorganization had no effect on the value of the shareholders' units, and did not constitute a taxable event.


6. Financial Highlights

The Variable Annuity Policies have unique combinations of features and fees that are charged against the contractowner's account balance. Differences in the fee structures result in a variety of unit values, expense ratios and total returns.

Financial highlights for the years ended December 31, 2005 and 2004 are presented respectively in the same table. The tables for the years ended December 31, 2003 and prior are presented individually. Upon the adoption of the provisions of AICPA Statement of Position 03-5 Financial Highlights of Separate Accounts: An Amendment to the Audit and Accounting Guide Audits of Investment Companies for the year ended December 31, 2003, which requires the disclosure of ranges for certain financial highlight information, the range of expense ratios was presented only for those product designs that had units outstanding during the year. For the year ended December 31, 2004 and going forward, the range of expense ratios is presented across all product designs offered within each subaccount. Therefore, the expense ratios presented in the financial highlights may include product designs that did not have units outstanding during the year, but were available to contractowners within each subaccount.

During the year ended December 31, 2003, the Variable Account combined all subaccounts investing in the same class of the same portfolio of the Funds. The financial highlights for the years ended December 31, 2003 and prior are presented for each portfolio of the funds rather than each Variable Annuity Policy, as if the accounts were combined on January 1, 2003. Combining these subaccounts had no effect on the net assets of the subaccounts or the unit value of the Variable Annuity Policies.

The ranges for total return ratios and unit values correspond to the product groupings that produced the lowest and highest expense ratios. Due to the timing of the introduction of new products into the Variable Account, unit values may fall outside of the ranges presented in the financial highlights.

Contractowner Charges:

The charges below are the current annual charges deducted from the net assets of the Variable Accounts, or from the fund value. Higher charges may be permitted under the terms of the various policies.

Mortality & Expense Charge: This charge is deducted daily from the net assets of the Variable Accounts, and ranges from a low of 1.20% to a high of 2.42%.

Annual Contract Charge: This charge is deducted from the fund value, and ranges from a low of $0 to a high of $30.

Transfer Charge: MONY America does not currently assess this charge, but reserves the right to impose a transfer charge for each transfer instructed by the contractowner. This charge would be deducted from the fund value.

MONY
VARIABLE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)


6. Financial Highlights (Continued)

Surrender Charge: This charge is deducted from fund value and is imposed when a full or partial surrender is requested during the period specified in the Variable Annuity policy. The amount of the charge varies, and is determined by multiplying the surrender charge percentage for the policy year by the amount of fund value, based on a grading schedule.

Loan Interest Rate Spread: The loan interest rate spread is the difference between the amount of interest charged on loans and the amount of interest credited to amounts held in the loan account to secure the loan. This charge is deducted from the fund value at a rate 2.50%.



                                                                         At December 31,
                                     ---------------------------------------------------------------------------------------
                                                                             Unit Value
                                              Units                           Lowest to                      Net Assets
                                           Outstanding                         Highest                         (000's)
                                     ----------------------- ------------------------------------------- -------------------
                                         2005        2004             2005                  2004            2005      2004
                                     ----------- ----------- --------------------- --------------------- --------- ---------
AIM V.I. Basic Value ...............   178,258     195,144   $12.85 to $13.21      $12.45 to $12.65      $2,377    $2,493
AIM V.I. Financial Services ........    50,444      35,145   11.64 to 12.25        11.12 to 11.85           620       415
AIM V.I. Global Health Care ........   103,224      88,048   11.01 to 12.45        10.30 to 11.80         1,182       941
AIM V.I. Mid Cap Core Equity .......    58,863      54,405   13.02 to 13.57        12.40 to 12.76           812       707
AIM V.I. Technology ................    34,331      20,539   9.60 to 12.17         9.51 to 12.21            404       232
Alger American Balanced ............   156,104     157,360   11.71 to 11.72        10.93 to 11.08         1,852     1,742
Alger American MidCap
Growth .............................   245,650     240,604   13.67 to 14.19        12.60 to 13.24         3,327     3,007
Dreyfus IP Small Cap Stock
Index ..............................    52,347      42,421   14.35 to 14.87        13.54 to 14.20           762       584
Dreyfus Socially Responsible
Growth Fund, Inc. ..................   234,963     272,060    6.48                  6.34                  1,522     1,724
Dreyfus Stock Index Fund, Inc. ..... 1,298,826   1,515,649    8.22                  7.96                 10,675    12,061
EQ/Bear Stearns Small
Company Growth .....................   665,881     762,501   11.57 to 13.13        10.88 to 12.51         6,488     6,937
EQ/Boston Advisors Equity
Income (a) .........................   520,696     532,574   12.51 to 13.97        11.92 to 13.47         6,455     6,295
EQ/Calvert Socially Responsible
(b) (c) ............................    29,079          --   10.40 to 10.52          --                     302        --
EQ/Capital Guardian Research
(b) (d) ............................     5,964          --   10.26                   --                      82        --
EQ/Caywood-Scholl High Yield
Bond ...............................   467,628     528,713   13.62 to 20.37        13.44 to 20.08         7,429     8,311
EQ/Enterprise Moderate
Allocation (e) ..................... 2,025,964   2,468,561   10.84 to 11.97        10.43 to 11.66        57,416    66,831
EQ/ GAMCO Mergers and
Acquisitions .......................   137,412     128,276   11.03 to 11.06        10.71 to 10.81         1,536     1,388
EQ/GAMCO Small Company
Value .............................. 1,597,014   1,796,664   14.65 to 15.48        14.39 to 15.02        39,859    44,141
EQ/Government Securities ........... 1,157,054   1,387,960   9.79 to 10.57         9.90 to 10.56         13,539    16,377
EQ/Intermediate Term Bond ..........   394,700     443,041   12.49 to 23.95        12.55 to 24.04         6,356     7,328
EQ/International Growth ............   459,528     522,725   7.88 to 14.36         7.07 to 12.87          4,972     5,122
EQ/Long Term Bond ..................   647,635     727,054   11.00 to 12.59        10.93 to 12.36        11,960    13,492
EQ/Marsico Focus (b) (f) ...........   486,798          --   10.58                   --                   5,152        --
EQ/Mercury Basic Value Equity
(b) (g) ............................    43,966          --   10.21 to 10.27          --                     449        --
EQ/Money Market (b) (h) ............ 1,421,160          --   10.04 to 10.07          --                  14,727        --
EQ/Montag & Caldwell Growth
(i) ................................ 2,790,512   2,419,307   9.87 to 11.14         9.47 to 10.83         22,336    18,647
EQ/PIMCO Real Return ...............   193,236     213,892   10.30 to 11.37        10.48 to 11.42         2,174     2,422
EQ/Short Duration Bond .............   118,279     114,378   9.75 to 10.03         9.86 to 10.02          1,183     1,144
EQ/TCW Equity ...................... 1,700,817   2,003,724   8.97 to 46.43         8.75 to 45.23         26,789    31,141
EQ/UBS Growth and Income ........... 1,223,078   1,382,716   12.00 to 13.49        11.14 to 12.68        11,947    12,519
Fidelity VIP Contrafund(R) .........   732,588     804,017   11.33                  9.83                  8,300     7,901
Fidelity VIP Growth ................   600,321     660,957    7.17                  6.87                  4,299     4,540
Fidelity VIP Growth
Opportunities ......................   250,921     317,577    7.59                  7.07                  1,905     2,245
Franklin Income Securities .........   388,052     266,623   12.67 to 12.68        12.63 to 12.78         4,939     3,387
Franklin Rising Dividends
Securities .........................   154,316     127,445   12.26 to 13.34        12.14 to 13.06         2,044     1,655
Franklin Zero Coupon 2010 ..........    61,186      56,549   10.17 to 10.46        10.28 to 10.45           596       554
Janus Aspen Series Balanced ........   708,558     844,869   11.15                 10.47                  7,898     8,842
Janus Aspen Series Flexible
Bond ...............................   169,903     182,824   10.27 to 11.64        10.34 to 11.59         1,951     2,095
Janus Aspen Series Forty ...........   639,220     607,888   13.58 to 13.86        12.21 to 12.62         6,074     4,917



                                                          For the period ended December 31,
                                     ----------------------------------------------------------------------------
                                          Investment                 Expense Ratio**            Total Return***
                                            Income                      Lowest to                  Lowest to
                                            Ratio*                       Highest                    Highest
                                     --------------------- ----------------------------------- ------------------
                                        2005       2004           2005              2004              2005
                                     ---------- ---------- ----------------- ----------------- ------------------
AIM V.I. Basic Value ............... 0.08%       0.00%     1.20 to 2.42%     1.20 to 2.42%     3.21 to 4.43%
AIM V.I. Financial Services ........ 1.39        0.97      1.20 to 2.42      1.20 to 2.42      3.38 to 4.68
AIM V.I. Global Health Care ........ 0.00        0.00      1.20 to 2.42      1.20 to 2.42      5.51 to 6.89
AIM V.I. Mid Cap Core Equity ....... 0.52        0.21      1.20 to 2.42      1.20 to 2.42      5.00 to 6.35
AIM V.I. Technology ................ 0.00        0.00      1.20 to 2.42      1.20 to 2.42      (0.33) to 0.95
Alger American Balanced ............ 1.67        1.42      1.20 to 2.42      1.20 to 2.42      5.78 to 7.14
Alger American MidCap
Growth ............................. 0.00        0.00      1.20 to 2.42      1.20 to 2.42      7.18 to 8.49
Dreyfus IP Small Cap Stock
Index .............................. 0.00        0.67      1.20 to 2.42      1.20 to 2.42      4.72 to 5.98
Dreyfus Socially Responsible
Growth Fund, Inc. .................. 0.00        0.37      1.35              1.35               2.21
Dreyfus Stock Index Fund, Inc. ..... 1.59        1.79      1.35              1.35               3.27
EQ/Bear Stearns Small
Company Growth ..................... 0.00        0.00      1.20 to 2.42      1.20 to 2.42      4.96 to 6.34
EQ/Boston Advisors Equity
Income (a) ......................... 1.29        2.57      1.20 to 2.42      1.20 to 2.42      3.71 to 4.95
EQ/Calvert Socially Responsible
(b) (c) ............................ 0.00         --       1.20 to 2.42       --               2.63 to 2.97
EQ/Capital Guardian Research
(b) (d) ............................ 0.69         --       1.25               --                1.68
EQ/Caywood-Scholl High Yield
Bond ............................... 5.33       11.37      1.25 to 1.35      1.25 to 1.35      1.34 to 1.44
EQ/Enterprise Moderate
Allocation (e) ..................... 2.61        2.74      1.20 to 2.42      1.20 to 2.42      2.66 to 3.93
EQ/ GAMCO Mergers and
Acquisitions ....................... 0.62        0.12      1.20 to 2.42      1.20 to 2.42      2.04 to 3.27
EQ/GAMCO Small Company
Value .............................. 0.40        0.02      1.20 to 2.42      1.20 to 2.42      1.81 to 3.06
EQ/Government Securities ........... 3.28        5.58      1.20 to 2.42      1.20 to 2.42      (1.11) to 0.09
EQ/Intermediate Term Bond .......... 4.32        9.37      1.25 to 1.35      1.25 to 1.35      (0.48) to (0.37)
EQ/International Growth ............ 1.47        1.14      1.25 to 1.35      1.25 to 1.35      11.46 to 11.58
EQ/Long Term Bond .................. 1.89        9.88      1.20 to 2.42      1.20 to 2.42      0.64 to 1.86
EQ/Marsico Focus (b) (f) ........... 0.00         --       1.35               --                4.86
EQ/Mercury Basic Value Equity
(b) (g) ............................ 0.92         --       1.20 to 2.42       --               1.38 to 1.69
EQ/Money Market (b) (h) ............ 1.08         --       1.20 to 2.42       --               0.40 to 0.70
EQ/Montag & Caldwell Growth
(i) ................................ 0.26        0.41      1.20 to 2.42      1.20 to 2.42      2.86 to 4.22
EQ/PIMCO Real Return ............... 1.98        2.17      1.20 to 2.42      1.20 to 2.42      (1.72) to (0.44)
EQ/Short Duration Bond ............. 1.07        2.62      1.20 to 2.42      1.20 to 2.42      (1.12) to 0.10
EQ/TCW Equity ...................... 0.00        0.00      1.25 to 1.35      1.25 to 1.35      2.51 to 2.65
EQ/UBS Growth and Income ........... 0.65        1.71      1.20 to 2.42      1.20 to 2.42      6.39 to 7.72
Fidelity VIP Contrafund(R) ......... 0.21        0.26      1.35              1.35              15.26
Fidelity VIP Growth ................ 0.39        0.18      1.35              1.35               4.37
Fidelity VIP Growth
Opportunities ...................... 0.89        0.49      1.35              1.35               7.36
Franklin Income Securities ......... 3.39        2.72      1.20 to 2.42      1.20 to 2.42      (0.86) to 0.40
Franklin Rising Dividends
Securities ......................... 0.90        0.57      1.20 to 2.42      1.20 to 2.42      0.99 to 2.14
Franklin Zero Coupon 2010 .......... 4.11        2.64      1.20 to 2.42      1.20 to 2.42      (1.07) to 0.10
Janus Aspen Series Balanced ........ 2.23        2.20      1.35              1.35               6.49
Janus Aspen Series Flexible
Bond ............................... 5.11        6.20      1.20 to 2.42      1.20 to 2.42      (0.68) to 0.43
Janus Aspen Series Forty ........... 0.16        0.21      1.20 to 2.42      1.20 to 2.42      9.83 to 11.22



                                       For the period
                                       ended December
                                            31,
                                     ------------------
                                      Total Return***
                                         Lowest to
                                          Highest
                                     ------------------
                                            2004
                                     ------------------
AIM V.I. Basic Value ............... 8.45 to 9.81%
AIM V.I. Financial Services ........ 6.09 to 7.34
AIM V.I. Global Health Care ........ 5.08 to 6.30
AIM V.I. Mid Cap Core Equity ....... 11.11 to 12.42
AIM V.I. Technology ................ 4.54 to 5.78
Alger American Balanced ............ 2.12 to 3.31
Alger American MidCap
Growth ............................. 10.33 to 11.70
Dreyfus IP Small Cap Stock
Index .............................. 18.93 to 20.46
Dreyfus Socially Responsible
Growth Fund, Inc. ..................  4.79
Dreyfus Stock Index Fund, Inc. .....  9.19
EQ/Bear Stearns Small
Company Growth ..................... 9.83 to 11.13
EQ/Boston Advisors Equity
Income (a) ......................... 15.03 to 16.52
EQ/Calvert Socially Responsible
(b) (c) ............................             --
EQ/Capital Guardian Research
(b) (d) ............................             --
EQ/Caywood-Scholl High Yield
Bond ............................... 8.21 to 8.36
EQ/Enterprise Moderate
Allocation (e) ..................... 6.00 to 7.30
EQ/ GAMCO Mergers and
Acquisitions ....................... 2.85 to 4.08
EQ/GAMCO Small Company
Value .............................. 18.05 to 19.49
EQ/Government Securities ........... (1.10) to 0.19
EQ/Intermediate Term Bond .......... 0.32 to 0.38
EQ/International Growth ............ 3.96 to 3.97
EQ/Long Term Bond .................. 5.30 to 6.64
EQ/Marsico Focus (b) (f) ...........             --
EQ/Mercury Basic Value Equity
(b) (g) ............................             --
EQ/Money Market (b) (h) ............             --
EQ/Montag & Caldwell Growth
(i) ................................ 1.59 to 2.82
EQ/PIMCO Real Return ............... 2.34 to 3.54
EQ/Short Duration Bond ............. (0.70) to 0.50
EQ/TCW Equity ...................... 12.04 to 12.12
EQ/UBS Growth and Income ........... 10.55 to 11.96
Fidelity VIP Contrafund(R) ......... 13.77
Fidelity VIP Growth ................  1.78
Fidelity VIP Growth
Opportunities ......................  5.68
Franklin Income Securities ......... 11.13 to 12.47
Franklin Rising Dividends
Securities ......................... 8.30 to 9.75
Franklin Zero Coupon 2010 .......... 1.98 to 3.16
Janus Aspen Series Balanced ........  7.06
Janus Aspen Series Flexible
Bond ............................... 1.17 to 2.48
Janus Aspen Series Forty ........... 15.15 to 16.51

MONY
VARIABLE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)


6. Financial Highlights (Continued)


                                                                      At December 31,
                                   -------------------------------------------------------------------------------------
                                                                         Unit Value
                                           Units                          Lowest to                      Net Assets
                                        Outstanding                        Highest                         (000's)
                                   --------------------- ------------------------------------------- -------------------
                                      2005       2004             2005                  2004            2005      2004
                                   --------- ----------- --------------------- --------------------- --------- ---------
Janus Aspen Series
International Growth ............. 206,776     193,305   $16.12 to $18.33      $12.36 to $14.23      $3,367    $2,421
Janus Aspen Series Mid Cap
Growth ........................... 900,424   1,025,783    5.47                  4.93                  4,922     5,060
Janus Aspen Series Worldwide
Growth ........................... 903,065   1,201,583    5.58                  5.34                  5,031     6,410
Lord Abbett Bond-Debenture ....... 291,766     313,744   11.28 to 13.26        11.40 to 13.25         3,795     4,081
Lord Abbett Growth and
Income ........................... 514,884     554,231   12.02 to 12.67        11.78 to 12.57         6,275     6,631
Lord Abbett Mid-Cap Value ........ 422,464     344,724   14.32 to 14.81        13.39 to 14.02         5,944     4,539
MFS(R) Mid Cap Growth ............  57,632      65,254   9.90 to 12.85         9.71 to 12.77            742       820
MFS(R) New Discovery .............  50,841      53,410   10.83 to 12.47        10.41 to 12.14           580       584
MFS(R) Total Return .............. 290,188     285,607   11.76 to 11.90        11.72 to 11.72         3,433     3,328
MFS(R) Utilities ................. 104,158      70,230   16.21 to 16.60        14.04 to 14.56         1,792     1,059
Old Mutual Mid-Cap ............... 256,955     257,387   14.17 to 14.19        13.57 to 13.75         3,540     3,400
Old Mutual Select Value ..........  64,383      66,211   9.47 to 11.66         9.17 to 11.43            626       623
Oppenheimer Global Securities..... 321,227     254,908   16.02 to 16.80        14.39 to 14.91         5,543     3,898
Oppenheimer Main Street(R) ....... 141,966     183,043   12.49 to 13.40        12.10 to 12.83         1,826     2,266
PIMCO Global Bond
(Unhedged) ....................... 203,418     211,516   10.61 to 13.55        11.64 to 14.68         2,644     2,984
PIMCO Real Return ................ 870,008     839,577   11.04 t o 13.52       11.08 to 13.41        11,390    10,914
PIMCO StocksPLUS Growth
and Income ....................... 370,336     369,386   11.95 to 12.40        11.69 to 12.28         4,562     4,462
Premier VIT OpCap Equity .........   8,550       7,821   52.63                 49.79                    450       389
Premier VIT OpCap Managed ........  23,219      28,687   64.01                 61.57                  1,486     1,766
Premier VIT OpCap Small Cap ......   4,781       3,577   57.60                 58.29                    275       208
ProFund VP Bear ..................   8,035       8,652   7.24 to 8.77          7.52 to 9.00              59        65
ProFund VP Rising Rates
Opportunity ...................... 101,148     129,535   7.23 to 7.25          7.96 to 8.04             809     1,140
ProFund VP UltraBull ............. 135,836     168,174   14.33 to 14.58        14.13 to 14.56         2,035     2,476
Van Kampen UIF Emerging
Markets Equity ...................  82,018      67,827   19.50 to 19.86        14.74 to 15.20         1,609     1,009
Van Kampen UIF Global Value
Equity ...........................  49,333      42,646   11.82 to 13.52        11.30 to 13.09           608       509
Van Kampen UIF U.S. Real
Estate ........................... 380,175     399,457   17.11 to 20.64        14.97 to 17.85         7,526     6,862



                                                         For the period ended December 31,
                                   -----------------------------------------------------------------------------
                                        Investment                 Expense Ratio**             Total Return***
                                          Income                      Lowest to                   Lowest to
                                          Ratio*                       Highest                     Highest
                                   --------------------- ----------------------------------- -------------------
                                      2005       2004           2005              2004               2005
                                   ---------- ---------- ----------------- ----------------- -------------------
Janus Aspen Series
International Growth ............. 1.10%      0.91%      1.20 to 2.42%     1.20 to 2.42%     28.81 to 30.42%
Janus Aspen Series Mid Cap
Growth ........................... 0.00       0.00       1.35              1.35               10.95
Janus Aspen Series Worldwide
Growth ........................... 1.31       0.98       1.35              1.35                4.49
Lord Abbett Bond-Debenture ....... 4.54       5.89       1.20 to 2.42      1.20 to 2.42      (1.05) to 0.08
Lord Abbett Growth and
Income ........................... 0.91       1.00       1.20 to 2.42      1.20 to 2.42      0.80 to 2.04
Lord Abbett Mid-Cap Value ........ 0.48       0.35       1.20 to 2.42      1.20 to 2.42      5.63 to 6.95
MFS(R) Mid Cap Growth ............ 0.00       0.00       1.20 to 2.42      1.20 to 2.42      0.63 to 1.96
MFS(R) New Discovery ............. 0.00       0.00       1.20 to 2.42      1.20 to 2.42      2.72 to 4.03
MFS(R) Total Return .............. 2.01       1.56       1.20 to 2.42      1.20 to 2.42      0.34 to 1.54
MFS(R) Utilities ................. 0.55       1.33       1.20 to 2.42      1.20 to 2.42      14.01 to 15.46
Old Mutual Mid-Cap ............... 0.00       0.00       1.20 to 2.42      1.20 to 2.42      3.20 to 4.42
Old Mutual Select Value .......... 2.02       2.20       1.20 to 2.42      1.20 to 2.42      2.01 to 3.27
Oppenheimer Global Securities..... 0.80       0.88       1.20 to 2.42      1.20 to 2.42      11.33 to 12.68
Oppenheimer Main Street(R) ....... 1.25       0.62       1.20 to 2.42      1.20 to 2.42      3.22 to 4.44
PIMCO Global Bond
(Unhedged) ....................... 2.51       1.87       1.20 to 2.42      1.20 to 2.42      (8.85) to (7.70)
PIMCO Real Return ................ 2.78       1.01       1.20 to 2.42      1.20 to 2.42      (0.36) to 0.82
PIMCO StocksPLUS Growth
and Income ....................... 2.34       1.88       1.20 to 2.42      1.20 to 2.42      0.98 to 2.22
Premier VIT OpCap Equity ......... 0.41       0.96       1.25              1.25                5.70
Premier VIT OpCap Managed ........ 1.29       1.49       1.25              1.25                3.96
Premier VIT OpCap Small Cap ...... 0.00       0.05       1.25              1.25              (1.18)
ProFund VP Bear .................. 0.00       0.00       1.20 to 2.42      1.20 to 2.42      (3.72) to (2.56)
ProFund VP Rising Rates
Opportunity ...................... 0.00       0.00       1.20 to 2.42      1.20 to 2.42      (10.07) to (8.92)
ProFund VP UltraBull ............. 0.08       0.00       1.20 to 2.42      1.20 to 2.42      0.14 to 1.42
Van Kampen UIF Emerging
Markets Equity ................... 0.39       0.67       1.20 to 2.42      1.20 to 2.42      30.66 to 32.29
Van Kampen UIF Global Value
Equity ........................... 1.04       0.70       1.20 to 2.42      1.20 to 2.42      3.28 to 4.60
Van Kampen UIF U.S. Real
Estate ........................... 1.22       1.55       1.20 to 2.42      1.20 to 2.42      14.30 to 15.63



                                   For the period ended
                                         December
                                           31,
                                   -------------------
                                     Total Return***
                                        Lowest to
                                         Highest
                                   -------------------
                                           2004
                                   -------------------
Janus Aspen Series
International Growth ............. 15.79 to 17.27%
Janus Aspen Series Mid Cap
Growth ........................... 19.08
Janus Aspen Series Worldwide
Growth ...........................  3.49
Lord Abbett Bond-Debenture ....... 5.26 to 6.60
Lord Abbett Growth and
Income ........................... 9.97 to 11.24
Lord Abbett Mid-Cap Value ........ 21.07 to 22.62
MFS(R) Mid Cap Growth ............ 11.82 to 13.17
MFS(R) New Discovery ............. 3.94 to 5.26
MFS(R) Total Return .............. 8.62 to 10.05
MFS(R) Utilities ................. 27.05 to 28.69
Old Mutual Mid-Cap ............... 15.94 to 17.49
Old Mutual Select Value .......... 0.44 to 1.66
Oppenheimer Global Securities..... 16.05 to 17.49
Oppenheimer Main Street(R) ....... 6.51 to 7.82
PIMCO Global Bond
(Unhedged) ....................... 7.88 to 9.23
PIMCO Real Return ................ 6.23 to 7.62
PIMCO StocksPLUS Growth
and Income ....................... 8.19 to 9.56
Premier VIT OpCap Equity ......... 10.55
Premier VIT OpCap Managed ........  9.40
Premier VIT OpCap Small Cap ...... 16.42
ProFund VP Bear .................. (12.35) to (10.00)
ProFund VP Rising Rates
Opportunity ...................... (12.99) to (11.95)
ProFund VP UltraBull ............. 14.38 to 15.72
Van Kampen UIF Emerging
Markets Equity ................... 20.16 to 21.62
Van Kampen UIF Global Value
Equity ........................... 10.84 to 12.10
Van Kampen UIF U.S. Real
Estate ........................... 33.07 to 34.82

-----------------------------
* This ratio represents the amount of dividend income, excluding distributions from net realized gains, received by the subaccount from the underlying fund, net of investment advisory fees assessed by the underlying fund's investment advisor and other expenses of the underlying fund, divided by the average net assets of the subaccount. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the net asset value per Unit. The recognition of dividend income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the Subaccounts invest.

** This ratio represents the annual contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratio includes only those expenses that result in a direct reduction to net asset value per Unit. Charges made directly to contractowner accounts by redemption of Units and expenses of the respective underlying fund are excluded from this ratio.

*** Represents the total return for the period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the Expense Ratio. The Total Return does not include any expenses assessed through the redemption of Units: the Total Return would have been lower had such expenses been included in the calculation. Total returns for periods less than one year are not annualized. The Total Return is calculated for the year ended December 31, 2005 or from the commencement of operations of the Subaccount.

(a) EQ/Boston Advisors Equity Income was substituted for EQ/Enterprise Equity Income on September 9, 2005.

(b)   Units were made available for sale on September 9, 2005.

(c) EQ/Calvert Socially Responsible was substituted for EQ/Enterprise Global Socially Responsive on September 9, 2005.

(d) EQ/Capital Research Guardian was substituted for EQ/MONY Equity Growth and EQ/MONY Diversified on September 9, 2005.

(e) EQ/Enterprise Moderate Allocation was substituted for EQ/Enterprise Managed on September 9, 2005.

(f) EQ/Enterprise Marsico Focus was substituted for EQ/Enterprise Capital Appreciation on September 9, 2005.

(g) EQ/Mercury Basic Value Equity was substituted for EQ/Enterprise Deep Value on September 9, 2005.

(h)   EQ/Money Market was substituted for EQ/MONY Money Market on September 9,
      2005.

(i) EQ/Montag & Caldwell Growth was substituted for EQ/Enterprise Multi-Cap Growth on September 9, 2005.

MONY
VARIABLE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)


6. Financial Highlights (Continued)


                                                                   At December 31, 2003
                                                       ---------------------------------------------
                                                                         Unit Value
                                                           Units         Lowest to       Net Assets
                                                        Outstanding        Highest         (000's)
                                                       ------------- ------------------ ------------
AIM V.I. Basic Value Fund--Series I (5) ..............      71,075    $          12.02    $    834
AIM V.I. Financial Services Portfolio ................      15,345     10.36 to 11.02          164
AIM V.I. Health Sciences Portfolio ...................      61,543     9.69 to 10.37           613
AIM V.I. Mid Cap Core Equity Fund--Series I (5) ......      21,416               11.72         247
AIM V.I. Telecommunications Portfolio ................      13,349     8.99 to 11.92           146
Alger American Balanced Portfolio--Class O ...........     125,107     10.58 to 10.88        1,335
Alger American Mid Cap Growth Portfolio--
Class O ..............................................     153,983     11.16 to 11.28        1,723
Dreyfus Socially Responsible Growth
Fund--Initial Class ..................................     308,067                6.05       1,863
Dreyfus Stock Index Portfolio--Initial Class .........   1,665,283                7.29      12,140
Dreyfus IP Small Cap Stock Index
Portfolio--Service Class (6) .........................       8,435               11.49          97
EQ/Enterprise Equity Portfolio .......................   2,464,661     7.81 to 40.34        33,985
EQ/Enterprise Equity Income Portfolio ................     401,118     10.23 to 10.69        4,055
EQ/Enterprise Growth & Income Portfolio ..............   1,450,659      9.74 to 9.95        11,513
EQ/Enterprise Growth Portfolio (1) ...................   2,675,997      9.21 to 9.26        19,708
EQ/Enterprise High-Yield Portfolio ...................     592,625     12.42 to 18.53        8,570
EQ/Enterprise International Growth Portfolio (1a).....     589,052     6.80 to 12.38         5,529
EQ/Enterprise Managed Portfolio (1b) .................   2,889,066     9.72 to 10.48        72,961
EQ/Enterprise Small Company Growth Portfolio .........     829,768     9.79 to 10.28         6,660
EQ/Enterprise Small Company Value Portfolio ..........   1,708,044     11.25 to 12.57       38,972
EQ/Enterprise Total Return Portfolio .................     181,090     10.94 to 11.03        1,987
EQ/Enterprise Mergers & Acquisitions
Portfolio (3) ........................................      13,544               10.83         145
EQ/Enterprise Short Duration Bond Portfolio (4) ......      72,140                9.98         719
EQ/MONY Government Securities Portfolio ..............   1,451,452     10.44 to 10.54       17,388
EQ/MONY Intermediate Term Bond Portfolio .............     537,633     12.51 to 23.95        8,588
EQ/MONY Long Term Bond Portfolio .....................     819,837     11.51 to 11.59       14,730
Fidelity VIP Growth Portfolio--Service Class .........     805,471                6.75       5,432
Fidelity VIP II Contrafund Portfolio--Service
Class ................................................     835,972                8.64       7,219
Fidelity VIP III Growth Opportunities Portfolio--
Service Class ........................................     393,400                6.69       2,633
Franklin Income Securities Fund--Class 2 (7) .........      57,767               11.34         653
Franklin Rising Dividends Securities Fund--
Class 2 (8) ..........................................      41,019               11.90         487
Franklin Zero Coupon 2010 Fund--Class 2 (9) ..........      13,087                9.37         127
Janus Aspen Series Mid Cap Growth Portfolio--
Institutional Class ..................................   1,179,746                4.14       4,884
Janus Aspen Series Balanced Portfolio--
Institutional Class ..................................   1,002,538                9.78       9,800
Janus Aspen Series Capital Appreciation
Portfolio ............................................     658,342     6.35 to 10.60         4,409
Janus Aspen Series Flexible Income Portfolio--
Service Class ........................................     139,819     11.19 to 11.31        1,574
Janus Aspen Series International Growth
Portfolio-- Service Class ............................     127,630     10.54 to 10.65        1,356
Janus Aspen Series WorldWide Growth
Portfolio--Institutional Class .......................   1,453,535                5.16       7,502
Lord Abbett Bond-Debenture Portfolio-- Class
VC ...................................................     218,806     11.91 to 12.43        2,683
Lord Abbett Growth & Income Portfolio-- Class
VC ...................................................     382,099     10.59 to 10.74        4,103
Lord Abbett Mid-Cap Value Portfolio--Class VC ........     226,139     10.76 to 10.92        2,431
MFS Mid-Cap Growth Portfolio--Initial Class ..........      42,442     8.58 to 13.89           437
MFS New Discovery Portfolio--Initial Class ...........      47,372     9.89 to 10.89           489
MFS Total Return Portfolio--Initial Class ............     217,199     10.52 to 10.65        2,304
MFS Utilities Portfolio--Initial Class ...............      22,327     10.91 to 12.46          255



                                                                      For the period ended December 31, 2003
                                                       ---------------------------------------------------------------------
                                                          Investment              Expense Ratio**            Total Return***
                                                            Income                  Lowest to                  Lowest to
                                                            Ratio*                    Highest                    Highest
                                                       --------------- ------------------------------------ ----------------
AIM V.I. Basic Value Fund--Series I (5) ..............       0.13%(+)                     1.35%(+)                   20.20%
AIM V.I. Financial Services Portfolio ................        0.89          1.20 to 1.45                     27.69 to 28.06
AIM V.I. Health Sciences Portfolio ...................        0.00          1.20 to 1.45                     26.00 to 26.17
AIM V.I. Mid Cap Core Equity Fund--Series I (5) ......        0.00                        1.35(+)                    17.20
AIM V.I. Telecommunications Portfolio ................        0.00          1.20 to 1.45                     32.44 to 32.79
Alger American Balanced Portfolio--Class O ...........        2.13          1.20 to 1.45                     17.37 to 17.69
Alger American Mid Cap Growth Portfolio--
Class O ..............................................        0.00          1.20 to 1.45                     45.69 to 45.92
Dreyfus Socially Responsible Growth
Fund--Initial Class ..................................        0.11                        1.35                       24.23
Dreyfus Stock Index Portfolio--Initial Class .........        1.48                        1.35                       26.56
Dreyfus IP Small Cap Stock Index
Portfolio--Service Class (6) .........................       0.84(+)                      1.20(+)                    14.90
EQ/Enterprise Equity Portfolio .......................        0.00          1.25 to 1.35                     50.77 to 51.03
EQ/Enterprise Equity Income Portfolio ................        1.51          1.20 to 1.45                     24.88 to 25.06
EQ/Enterprise Growth & Income Portfolio ..............        1.01          1.20 to 1.45                     25.84 to 25.95
EQ/Enterprise Growth Portfolio (1) ...................        0.44          1.20 to 1.45                     15.46 to 15.70
EQ/Enterprise High-Yield Portfolio ...................        2.60          1.25 to 1.35                     21.05 to 21.11
EQ/Enterprise International Growth Portfolio (1a).....        0.48          1.25 to 1.35                     29.03 to 29.36
EQ/Enterprise Managed Portfolio (1b) .................        1.14          1.20 to 1.45                     19.23 to 19.41
EQ/Enterprise Small Company Growth Portfolio .........        0.00          1.20 to 1.45                     21.23 to 21.61
EQ/Enterprise Small Company Value Portfolio ..........        0.11          1.20 to 1.45                     35.54 to 35.75
EQ/Enterprise Total Return Portfolio .................        2.89          1.20 to 1.45                      4.19 to 4.45
EQ/Enterprise Mergers & Acquisitions
Portfolio (3) ........................................        0.00                        1.35(+)                     8.30
EQ/Enterprise Short Duration Bond Portfolio (4) ......       6.29(+)                      1.35(+)                    (0.20)
EQ/MONY Government Securities Portfolio ..............        2.42          1.20 to 1.45                      0.19 to 0.48
EQ/MONY Intermediate Term Bond Portfolio .............        4.64          1.25 to 1.35                      1.87 to 2.00
EQ/MONY Long Term Bond Portfolio .....................        5.36          1.20 to 1.45                      3.32 to 3.57
Fidelity VIP Growth Portfolio--Service Class .........        0.20                        1.35                       31.07
Fidelity VIP II Contrafund Portfolio--Service
Class ................................................        0.37                        1.35                       26.69
Fidelity VIP III Growth Opportunities Portfolio--
Service Class ........................................        0.62                        1.35                       27.92
Franklin Income Securities Fund--Class 2 (7) .........       0.13(+)                      1.45(+)                    13.40
Franklin Rising Dividends Securities Fund--
Class 2 (8) ..........................................       0.41(+)                   1.20(+) to 2.42(+)            19.00
Franklin Zero Coupon 2010 Fund--Class 2 (9) ..........       1.86(+)                      1.35(+)                    (6.30)
Janus Aspen Series Mid Cap Growth Portfolio--
Institutional Class ..................................        0.00                        1.35                       33.12
Janus Aspen Series Balanced Portfolio--
Institutional Class ..................................        2.15                        1.35                       12.54
Janus Aspen Series Capital Appreciation
Portfolio ............................................        0.46          1.20 to 1.45                     18.44 to 18.91
Janus Aspen Series Flexible Income Portfolio--
Service Class ........................................        4.46          1.20 to 1.45                      4.78 to 4.92
Janus Aspen Series International Growth
Portfolio-- Service Class ............................        0.93          1.20 to 1.45                     32.63 to 32.91
Janus Aspen Series WorldWide Growth
Portfolio--Institutional Class .......................        1.10                        1.35                       22.27
Lord Abbett Bond-Debenture Portfolio-- Class
VC ...................................................        5.94          1.20 to 1.45                     16.31 to 16.60
Lord Abbett Growth & Income Portfolio-- Class
VC ...................................................        1.07          1.20 to 1.45                     29.09 to 29.46
Lord Abbett Mid-Cap Value Portfolio--Class VC ........        0.79          1.20 to 1.45                     22.97 to 23.25
MFS Mid-Cap Growth Portfolio--Initial Class ..........        0.00          1.20 to 1.45                     35.12 to 35.33
MFS New Discovery Portfolio--Initial Class ...........        0.00          1.20 to 1.45                     31.84 to 32.04
MFS Total Return Portfolio--Initial Class ............        1.43          1.20 to 1.45                     14.60 to 14.89
MFS Utilities Portfolio--Initial Class ...............        1.99          1.20 to 1.45                     33.98 to 34.19

MONY
VARIABLE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)


6. Financial Highlights (Continued)


                                                                At December 31, 2003
                                                    ---------------------------------------------
                                                                      Unit Value
                                                        Units         Lowest to       Net Assets
                                                     Outstanding        Highest         (000's)
                                                    ------------- ------------------ ------------
Oppenheimer Global Securities Portfolio--
Service Class (10) ................................     60,559     $          13.78     $   789
Oppenheimer Main Street Portfolio--
Service Class (11) ................................     70,139                11.90         807
PBHG Mid-Cap Portfolio ............................    183,057      10.96 to 11.55        2,075
PBHG Select Value Portfolio .......................     61,967       9.02 to 9.78           569
PIMCO Advisors VIT OpCap Equity Portfolio .........      8,029                45.04         362
PIMCO Advisors VIT OpCap Managed Portfolio ........     29,797                56.28       1,677
PIMCO Advisors VIT OpCap Small Cap Portfolio ......      3,657                50.07         183
PIMCO Global Bond Portfolio--
Administrative Class ..............................    166,670      12.66 to 13.44        2,164
PIMCO Real Return Portfolio--
Administrative Class ..............................    608,262      11.03 to 12.46        7,369
PIMCO StocksPLUS Growth & Income
Portfolio--Administrative Class ...................    219,298      10.67 to 11.19        2,402
PROFUNDS VP Bear Portfolio--
Investor Class (12) ...............................      4,034                 8.13          33
PROFUNDS VP Rising Rates Opportunity
Portfolio--Investor Class (4) .....................     60,738                10.61         622
PROFUNDS VP Ultra Bull Portfolio--
Investor Class (2) ................................     58,999                13.44         764
UIF Emerging Markets Equity Portfolio--Class I ....     21,414      12.12 to 12.26          262
UIF Global Value Equity Portfolio--Class I ........     28,631      10.08 to 10.97          302
UIF U.S. Real Estate Portfolio--Class I ...........    242,124      12.40 to 13.24        3,098



                                                        For the period ended December 31, 2003
                                                    -----------------------------------------------
                                                     Investment   Expense Ratio**   Total Return***
                                                       Income        Lowest to        Lowest to
                                                       Ratio*         Highest           Highest
                                                    ------------ ----------------- ----------------
Oppenheimer Global Securities Portfolio--
Service Class (10) ................................      0.00%           1.35%(+)           37.80%
Oppenheimer Main Street Portfolio--
Service Class (11) ................................      0.00            1.20(+)            19.00
PBHG Mid-Cap Portfolio ............................      0.00     1.20 to 1.45      32.37 to 32.61
PBHG Select Value Portfolio .......................      2.86     1.20 to 1.45      16.57 to 16.84
PIMCO Advisors VIT OpCap Equity Portfolio .........      1.32             1.25              26.98
PIMCO Advisors VIT OpCap Managed Portfolio ........      1.74             1.25              20.23
PIMCO Advisors VIT OpCap Small Cap Portfolio ......      0.07             1.25              40.88
PIMCO Global Bond Portfolio--
Administrative Class ..............................      2.05     1.20 to 1.45      12.73 to 13.13
PIMCO Real Return Portfolio--
Administrative Class ..............................      2.56     1.20 to 1.50       7.30 to 7.60
PIMCO StocksPLUS Growth & Income
Portfolio--Administrative Class ...................      2.63     1.20 to 1.45      28.62 to 28.71
PROFUNDS VP Bear Portfolio--
Investor Class (12) ...............................      0.00            1.45(+)           (18.70)
PROFUNDS VP Rising Rates Opportunity
Portfolio--Investor Class (4) .....................      0.00            1.35(+)             6.10
PROFUNDS VP Ultra Bull Portfolio--
Investor Class (2) ................................      0.00            1.45(+)            34.40
UIF Emerging Markets Equity Portfolio--Class I ....      0.00     1.20 to 1.45      47.53 to 47.99
UIF Global Value Equity Portfolio--Class I ........      0.00     1.20 to 1.45      27.11 to 27.43
UIF U.S. Real Estate Portfolio--Class I ...........      0.00     1.20 to 1.45      35.52 to 35.79

-----------------------------
* This ratio represents the amount of dividend income, excluding distributions from net realized gains, received by the subaccount from the underlying fund, net of investment advisory fees assessed by the underlying fund's investment advisor and other expenses of the underlying fund, divided by the average net assets of the subaccount. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the net asset value per Unit. The recognition of dividend income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.


** This ratio represents the annual contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratio includes only those expenses that result in a direct reduction to net asset value per Unit. Charges made directly to contractowner accounts by redemption of Units and expenses of the respective underlying fund are excluded from this ratio.


*** Represents the total return for the period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the Expense Ratio. The Total Return does not include any expenses assessed through the redemption of Units: the Total Return would have been lower had such expenses been included in the calculation. Total returns for periods less than one year are not annualized. The Total Return is calculated for the year ended December 31, 2003 or from the commencement of operations of the Subaccount.

(+)   Annualized.


(1) EQ/Enterprise Growth Portfolio was substituted for EQ/Enterprise Balanced Portfolio on February 28, 2003.

(1a) EQ/Enterprise International Growth Portfolio was substituted for EQ/Enterprise Emerging Countries Portfolio and EQ/Enterprise Worldwide Growth Portfolio on February 28, 2003.

(1b) EQ/Enterprise Managed Portfolio was substituted for EQ/Enterprise Mid-Cap Growth Portfolio on February 28, 2003.

(2) For the period May 29, 2003 (commencement of operations) through December 31, 2003.

(3) For the period May 12, 2003 (commencement of operations) through December 31, 2003.

(4) For the period June 5, 2003 (commencement of operations) through December 31, 2003.

(5) For the period May 27, 2003 (commencement of operations) through December 31, 2003.

(6) For the period July 14, 2003 (commencement of operations) through December 31, 2003.

(7) For the period June 4, 2003 (commencement of operations) through December 31, 2003.

(8) For the period May 15, 2003 (commencement of operations) through December 31, 2003.

(9) For the period June 13, 2003 (commencement of operations) through December 31, 2003.

(10) For the period May 9, 2003 (commencement of operations) through December 31, 2003.

(11) For the period May 6, 2003 (commencement of operations) through December 31, 2003.

(12) For the period May 23, 2003 (commencement of operations) through December 31, 2003.

MONY
VARIABLE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)


6. Financial Highlights (Continued)

For a unit outstanding throughout the year ended December 31, 2002:

Option 1:



                                                          At December 31, 2002
                                                  ------------------------------------
                                                                           Net Assets
MONY Variable Annuity                               Units    Unit Values     (000's)
------------------------------------------------- --------- ------------- ------------
AIM Variable Insurance Funds
Financial Services Subaccount (7) ...............    3,674    $   8.09       $    30
Health Sciences Subaccount (7) ..................   24,014        7.68           184
Telecommunications Subaccount (4) ...............    1,925        6.77            13

Alger American Fund
Balanced Subaccount (1) .........................   44,349        8.99           399
MidCap Growth Subaccount (2) ....................   15,716        7.73           121

EQAT--Enterprise Funds
EQ/Enterprise Equity Income Subaccount (3) ......   12,910        8.18           106
EQ/Enterprise Growth and Income
Subaccount (2) ..................................   49,336        7.90           390
EQ/Enterprise Growth Subaccount (2) .............  116,944        7.96           931
EQ/Enterprise Managed Subaccount (5) ............   79,722        8.14           649
EQ/Enterprise Small Company Growth
Subaccount (2) ..................................   24,548        8.05           198
EQ/Enterprise Small Company Value
Subaccount (2) ..................................  106,964        9.26           990
EQ/Enterprise Total Return Subaccount (2) .......   36,073       10.56           381

EQAT--MONY Funds
EQ/MONY Government Securities Subaccount (9).....  224,149       10.49         2,351
EQ/MONY Long Term Bond Subaccount (9) ...........   72,436       11.19           811

Janus Aspen Series
Capital Appreciation Subaccount (8) .............   10,723        8.82            95
Flexible Income Subaccount (2) ..................   44,122       10.78           475
International Growth Subaccount (2) .............   34,286        7.93           272

Lord Abbett Series Fund
Bond-Debenture Subaccount (2) ...................   70,844       10.66           755
Growth and Income Subaccount (5) ................   58,971        8.18           482
Mid-Cap Value Subaccount (3) ....................   37,332        8.86           331

MFS Variable Insurance Trust
Mid Cap Growth Subaccount (9) ...................    9,709        6.34            62
New Discovery Subaccount (2) ....................    9,361        7.49            70
Total Return Subaccount (10) ....................   78,946        9.27           732
Utilities Subaccount (11) .......................    9,203        8.13            75

PBHG Insurance
Mid-Cap Value Subaccount (2) ....................   49,397        8.71           430
Select Value Subaccount (1) .....................   27,979        7.72           216

PIMCO Variable Insurance Trust
Global Bond Subaccount (2) ......................   37,932       11.88           451
Real Return Subaccount (9) ......................  182,987       11.58         2,120
StocksPlus Growth and Income Subaccount (2) .....   57,664        8.29           478

The Universal Institutional Funds, Inc.
Emerging Markets Equity Subaccount (6) ..........    2,968        8.19            24
Global Value Equity Subaccount (12) .............   11,857        7.91            94
U.S. Real Estate Subaccount (2) .................   40,986        9.75           399



                                                       For the period ended December 31, 2002
                                                  ------------------------------------------------
                                                      Investment        Expense
MONY Variable Annuity                              Income Ratio*(+)   Ratio**(+)   Total Return***
------------------------------------------------- ------------------ ------------ ----------------
AIM Variable Insurance Funds
Financial Services Subaccount (7) ............... 1.71 %             1.20 %       (19.10) %
Health Sciences Subaccount (7) .................. 0.00               1.20         (23.20)
Telecommunications Subaccount (4) ............... 0.00               1.20         (32.30)

Alger American Fund
Balanced Subaccount (1) ......................... 0.99               1.20         (10.10)
MidCap Growth Subaccount (2) .................... 0.00               1.20         (22.70)

EQAT--Enterprise Funds
EQ/Enterprise Equity Income Subaccount (3) ...... 1.41               1.20         (18.20)
EQ/Enterprise Growth and Income
Subaccount (2) .................................. 1.96               1.20         (21.00)
EQ/Enterprise Growth Subaccount (2) ............. 0.71               1.20         (20.40)
EQ/Enterprise Managed Subaccount (5) ............ 1.25               1.20         (18.60)
EQ/Enterprise Small Company Growth
Subaccount (2) .................................. 0.00               1.20         (19.50)
EQ/Enterprise Small Company Value
Subaccount (2) .................................. 0.68               1.20         ( 7.40)
EQ/Enterprise Total Return Subaccount (2) ....... 3.49               1.20            5.60

EQAT--MONY Funds
EQ/MONY Government Securities Subaccount (9)..... 0.16               1.20            4.90
EQ/MONY Long Term Bond Subaccount (9) ........... 0.21               1.20           11.90

Janus Aspen Series
Capital Appreciation Subaccount (8) ............. 0.41               1.20         (11.80)
Flexible Income Subaccount (2) .................. 4.96               1.20            7.80
International Growth Subaccount (2) ............. 1.22               1.20         (20.70)

Lord Abbett Series Fund
Bond-Debenture Subaccount (2) ................... 5.00               1.20            6.60
Growth and Income Subaccount (5) ................ 1.13               1.20         (18.20)
Mid-Cap Value Subaccount (3) .................... 1.04               1.20         (11.40)

MFS Variable Insurance Trust
Mid Cap Growth Subaccount (9) ................... 0.00               1.20         (36.60)
New Discovery Subaccount (2) .................... 0.00               1.20         (25.10)
Total Return Subaccount (10) .................... 0.94               1.20         ( 7.30)
Utilities Subaccount (11) ....................... 0.77               1.20         (18.70)

PBHG Insurance
Mid-Cap Value Subaccount (2) .................... 0.00               1.20         (12.90)
Select Value Subaccount (1) ..................... 1.99               1.20         (22.80)

PIMCO Variable Insurance Trust
Global Bond Subaccount (2) ...................... 2.71               1.20           18.80
Real Return Subaccount (9) ...................... 4.35               1.20           15.80
StocksPlus Growth and Income Subaccount (2) ..... 3.99               1.20         (17.10)

The Universal Institutional Funds, Inc.
Emerging Markets Equity Subaccount (6) .......... 0.00               1.20         (18.10)
Global Value Equity Subaccount (12) ............. 2.04               1.20         (20.90)
U.S. Real Estate Subaccount (2) ................. 8.10               1.20         ( 2.50)

-----------------------------
* This ratio represents the amount of dividend income, excluding distributions from net realized gains, received by the subaccount from the underlying fund, net of investment advisory fees assessed by the underlying fund's investment advisor and other expenses of the underlying fund, divided by the average net assets of the subaccount. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the net asset value per Unit. The recognition of dividend income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.


** This ratio represents the annual contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratio includes only those expenses that result in a direct reduction to net asset value per Unit. Charges made directly to contractowner accounts by redemption of Units and

MONY
VARIABLE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)


6. Financial Highlights (Continued)

      expenses of the respective underlying fund are excluded from this ratio.


*** Represents the total return for the period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the Expense Ratio. The Total Return does not include any expenses assessed through the redemption of Units; the Total Return would have been lower had such expenses been included in the calculation. Total returns for periods less than one year are not annualized.

(+)   Annualized.

(1) For the period February 27, 2002 (commencement of offering) through December 31, 2002.

(2) For the period February 19, 2002 (commencement of offering) through December 31, 2002.

(3) For the period March 1, 2002 (commencement of offering) through December 31, 2002.

(4) For the period April 4, 2002 (commencement of offering) through December 31, 2002.

(5) For the period February 11, 2002 (commencement of offering) through December 31, 2002.

(6) For the period March 14, 2002 (commencement of offering) through December 31, 2002.

(7) For the period March 18, 2002 (commencement of offering) through December 31, 2002.

(8) For the period February 26, 2002 (commencement of offering) through December 31, 2002.

(9) For the period February 13, 2002 (commencement of offering) through December 31, 2002.

(10) For the period March 1, 2002 (commencement of offering) through December 31, 2002.

(11) For the period March 26, 2002 (commencement of offering) through December 31, 2002.

(12) For the period March 11, 2002 (commencement of offering) through December 31, 2002.

MONY
VARIABLE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)


6. Financial Highlights (Continued)

Option 2:



                                                          At December 31, 2002
                                                  ------------------------------------
                                                                           Net Assets
MONY Variable Annuity                               Units    Unit Values     (000's)
------------------------------------------------- --------- ------------- ------------
AIM Variable Insurance Funds
Financial Services Subaccount (7) ...............   3,085     $   8.63        $ 27
Health Sciences Subaccount (2) ..................  13,013         8.23         107
Telecommunications Subaccount (13) ..............     355         9.00           3

Alger American Fund
Balanced Subaccount (1) .........................  11,411         9.27         106
MidCap Growth Subaccount (2) ....................   7,978         7.66          61

EQAT--Enterprise Funds
EQ/Enterprise Equity Income Subaccount (3) ......  12,883         8.56         110
EQ/Enterprise Growth and Income
Subaccount (4) ..................................  13,205         7.74         102
EQ/Enterprise Growth Subaccount (4) .............  32,995         8.02         265
EQ/Enterprise Managed Subaccount (5) ............   8,032         8.79          71
EQ/Enterprise Small Company Growth
Subaccount (5) ..................................  11,806         8.48         100
EQ/Enterprise Small Company Value
Subaccount (6) ..................................  47,346         8.30         393
EQ/Enterprise Total Return Subaccount (4) .......  30,482        10.50         320

EQAT--MONY Funds
EQ/MONY Government Securities Subaccount (4).....  77,016        10.42         802
EQ/MONY Long Term Bond Subaccount (5) ...........  24,616        11.14         274

Janus Aspen Series
Capital Appreciation Subaccount (8) .............   6,715         8.95          61
Flexible Income Subaccount (2) ..................  20,340        10.68         217
International Growth Subaccount (7) .............  15,171         8.03         122

Lord Abbett Series Fund
Bond-Debenture Subaccount (5) ...................  13,278        10.24         136
Growth and Income Subaccount (2) ................  21,037         8.32         175
Mid-Cap Value Subaccount (5) ....................  23,207         8.75         203

MFS Variable Insurance Trust
Mid Cap Growth Subaccount (9) ...................   1,222        10.28          13
New Discovery Subaccount (10) ...................   1,120         8.26           9
Total Return Subaccount (6) .....................  15,392         9.18         141
Utilities Subaccount (11) .......................   1,450         9.30          13

PBHG Insurance Series Fund
Mid Cap Value Subaccount (6) ....................  22,736         8.28         188
Select Value Subaccount (10) ....................   3,608         8.39          30

PIMCO Variable Insurance Trust
Global Bond Subaccount (7) ......................  13,811        11.23         155
Real Return Subaccount (6) ......................  76,713        11.07         849
StocksPlus Growth and Income Subaccount (5) .....  26,802         8.70         233

The Universal Institutional Funds, Inc.
Emerging Markets Equity Subaccount (10) .........   1,703         8.31          14
Global Value Equity Subaccount (12) .............   1,961         8.63          17
U.S. Real Estate Subaccount (6) .................  24,167         9.15         221



                                                       For the period ended December 31, 2002
                                                  ------------------------------------------------
                                                      Investment        Expense
MONY Variable Annuity                              Income Ratio*(+)   Ratio**(+)   Total Return***
------------------------------------------------- ------------------ ------------ ----------------
AIM Variable Insurance Funds
Financial Services Subaccount (7) ............... 2.30 %             1.40 %       (13.70) %
Health Sciences Subaccount (2) .................. 0.00               1.40         (17.70)
Telecommunications Subaccount (13) .............. 0.00               1.40         (10.00)

Alger American Fund
Balanced Subaccount (1) ......................... 0.00               1.40         ( 7.30)
MidCap Growth Subaccount (2) .................... 0.00               1.40         (23.40)

EQAT--Enterprise Funds
EQ/Enterprise Equity Income Subaccount (3) ...... 2.26               1.40         (14.40)
EQ/Enterprise Growth and Income
Subaccount (4) .................................. 2.23               1.40         (22.60)
EQ/Enterprise Growth Subaccount (4) ............. 0.79               1.40         (19.80)
EQ/Enterprise Managed Subaccount (5) ............ 1.97               1.40         (12.10)
EQ/Enterprise Small Company Growth
Subaccount (5) .................................. 0.00               1.40         (15.20)
EQ/Enterprise Small Company Value
Subaccount (6) .................................. 0.68               1.40         (17.00)
EQ/Enterprise Total Return Subaccount (4) ....... 3.39               1.40            5.00

EQAT--MONY Funds
EQ/MONY Government Securities Subaccount (4)..... 0.00               1.40            4.20
EQ/MONY Long Term Bond Subaccount (5) ........... 0.00               1.40           11.40

Janus Aspen Series
Capital Appreciation Subaccount (8) ............. 0.28               1.40         (10.50)
Flexible Income Subaccount (2) .................. 7.37               1.40            6.80
International Growth Subaccount (7) ............. 1.03               1.40         (19.70)

Lord Abbett Series Fund
Bond-Debenture Subaccount (5) ................... 5.78               1.40            2.40
Growth and Income Subaccount (2) ................ 1.92               1.40         (16.80)
Mid-Cap Value Subaccount (5) .................... 2.26               1.40         (12.50)

MFS Variable Insurance Trust
Mid Cap Growth Subaccount (9) ................... 0.00               1.40            2.80
New Discovery Subaccount (10) ................... 0.00               1.40         (17.40)
Total Return Subaccount (6) ..................... 0.00               1.40         ( 8.20)
Utilities Subaccount (11) ....................... 0.00               1.40         ( 7.00)

PBHG Insurance Series Fund
Mid Cap Value Subaccount (6) .................... 0.00               1.40         (17.20)
Select Value Subaccount (10) .................... 2.04               1.40         (16.10)

PIMCO Variable Insurance Trust
Global Bond Subaccount (7) ...................... 2.63               1.40           12.30
Real Return Subaccount (6) ...................... 3.96               1.40           10.70
StocksPlus Growth and Income Subaccount (5) ..... 4.44               1.40         (13.00)

The Universal Institutional Funds, Inc.
Emerging Markets Equity Subaccount (10) ......... 0.00               1.40         (16.90)
Global Value Equity Subaccount (12) ............. 3.24               1.40         (13.70)
U.S. Real Estate Subaccount (6) ................. 9.40               1.40         ( 8.50)

-----------------------------
* This ratio represents the amount of dividend income, excluding distributions from net realized gains, received by the subaccount from the underlying fund, net of investment advisory fees assessed by the underlying fund's investment advisor and other expenses of the underlying fund, divided by the average net assets of the subaccount. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the net asset value per Unit. The recognition of dividend income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

** This ratio represents the annual contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratio includes only those expenses that result in a direct reduction to net asset value per Unit. Charges made directly to contractowner accounts by redemption of Units and expenses of the respective underlying fund are excluded from this ratio.

*** Represents the total return for the period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the Expense

MONY
VARIABLE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)


6. Financial Highlights (Continued)

      Ratio. The Total Return does not include any expenses assessed through the redemption of Units; the Total Return would have been lower had such expenses been included in the calculation. Total returns for periods less than one year are not annualized.


(+)   Annualized.


(1) For the period June 5, 2002 (commencement of offering) through December 31, 2002.


(2) For the period May 30, 2002 (commencement of offering) through December 31, 2002.


(3) For the period June 10, 2002 (commencement of offering) through December 31, 2002.


(4) For the period May 23, 2002 (commencement of offering) through December 31, 2002.


(5) For the period June 7, 2002 (commencement of offering) through December 31, 2002.


(6) For the period May 24, 2002 (commencement of offering) through December 31, 2002.


(7) For the period June 4, 2002 (commencement of offering) through December 31, 2002.


(8) For the period June 14, 2002 (commencement of offering) through December 31, 2002.


(9) For the period July 25, 2002 (commencement of offering) through December 31, 2002.


(10) For the period June 13, 2002 (commencement of offering) through December 31, 2002.


(11) For the period June 17, 2002 (commencement of offering) through December 31, 2002.


(12) For the period July 10, 2002 (commencement of offering) through December 31, 2002.


(13) For the period November 25, 2002 (commencement of offering) through December 31, 2002.



Option C:



                                           At December 31, 2002                    For the period ended December 31, 2002
                                  ---------------------------------------   ----------------------------------------------------
                                                              Net Assets        Investment          Expense
MONY Variable Annuity               Units     Unit Values       (000's)      Income Ratio*(+)     Ratio**(+)     Total Return***
--------------------------------- --------   -------------   ------------   ------------------   ------------   ----------------
PIMCO Variable Insurance Trust
Real Return Subaccount (1) ..     13,161        $ 10.28          $135               4.85%             1.50%            2.80%

-----------------------------
* This ratio represents the amount of dividend income, excluding distributions from net realized gains, received by the subaccount from the underlying fund, net of investment advisory fees assessed by the underlying fund's investment advisor and other expenses of the underlying fund, divided by the average net assets of the subaccount. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the net asset value per Unit. The recognition of dividend income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

** This ratio represents the annual contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratio includes only those expenses that result in a direct reduction to net asset value per Unit. Charges made directly to contractowner accounts by redemption of Units and expenses of the respective underlying fund are excluded from this ratio.

*** Represents the total return for the period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the Expense Ratio. The Total Return does not include any expenses assessed through the redemption of Units; the Total Return would have been lower had such expenses been included in the calculation. Total returns for periods less than one year are not annualized.

(+)   Annualized.


(1) For the period December 27, 2002 (commencement of offering) through December 31, 2002.

MONY
VARIABLE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)


6. Financial Highlights (Continued)

For a unit outstanding throughout the period ended December 31, 2002:



                                                              At December 31, 2002
                                                     ---------------------------------------
                                                                                 Net Assets
MONY Custom Master Subaccounts                           Units     Unit Values     (000's)
---------------------------------------------------- ------------ ------------- ------------
Alger American Fund
MidCap Growth Subaccount (2) .......................     22,150     $   7.63      $    169

Dreyfus
Dreyfus Stock Index Subaccount .....................  1,856,032         5.76        10,681
Dreyfus Socially Responsible Growth Subaccount .....    376,160         4.87         1,830

EQAT--Enterprise Funds
EQ/Enterprise Equity Subaccount ....................  2,080,501         5.18        10,766
EQ/Enterprise Small Company Value Subaccount .......  1,061,494         9.28         9,845
EQ/Enterprise Managed Subaccount ...................  1,823,099         7.10        12,931
EQ/Enterprise International Growth Subaccount ......    337,356         5.27         1,776
EQ/Enterprise High Yield Bond Subaccount ...........    367,554        10.26         3,773
EQ/Enterprise Growth Subaccount ....................  2,104,036         6.07        12,773
EQ/Enterprise Growth and Income Subaccount .........  1,458,460         6.18         9,002
EQ/Enterprise Small Company Growth
Subaccount .........................................    792,516         6.37         5,049
EQ/Enterprise Equity Income Subaccount .............    324,512         7.97         2,586
EQ/Enterprise Total Return Subaccount (1) ..........     24,302        10.55           256

EQAT--MONY Funds
EQ/MONY Intermediate Term Bond Subaccount ..........    508,326        12.28         6,242
EQ/MONY Long Term Bond Subaccount ..................    630,126        12.82         8,080
EQ/MONY Government Securities Subaccount ...........  1,105,057        11.84        13,087

Fidelity Variable Insurance Products Funds
VIP Growth Subaccount ..............................    850,700         5.15         4,378
VIP II Contrafund Subaccount .......................    924,169         6.82         6,300
VIP III Growth Opportunities Subaccount ............    401,094         5.23         2,098

Janus Aspen Series
Aggressive Growth Subaccount .......................  1,325,186         3.11         4,115
Balanced Subaccount ................................  1,195,715         8.69        10,386
Capital Appreciation Subaccount ....................    716,445         5.34         3,826
Worldwide Growth Subaccount ........................  1,695,459         4.22         7,153

Lord Abbett Series Fund
Growth and Income Subaccount (2) ...................     39,586         8.39           332
Mid-Cap Value Subaccount (3) .......................     23,536         8.64           203
PIMCO Variable Insurance Trust
Global Bond Subaccount (1) .........................     64,465        11.45           738

Real Return Subaccount (4) .........................    159,554        11.17         1,783
The Universal Institutional Funds, Inc.
U.S. Real Estate Subaccount (2) ....................     50,900         9.33           475



                                                         For the period ended December 31, 2002
                                                     ----------------------------------------------
                                                        Investment      Expense
MONY Custom Master Subaccounts                        Income Ratio*     Ratio**     Total Return***
---------------------------------------------------- --------------- ------------- ----------------
Alger American Fund
MidCap Growth Subaccount (2) ....................... 0.00 %          1.35 %(+)           (23.70)%

Dreyfus
Dreyfus Stock Index Subaccount ..................... 1.32            1.35                (23.40)
Dreyfus Socially Responsible Growth Subaccount ..... 0.20            1.35                (29.93)

EQAT--Enterprise Funds
EQ/Enterprise Equity Subaccount .................... 0.00            1.35                (30.28)
EQ/Enterprise Small Company Value Subaccount ....... 0.36            1.35                (10.42)
EQ/Enterprise Managed Subaccount ................... 0.88            1.35                (22.23)
EQ/Enterprise International Growth Subaccount ...... 0.62            1.35                (20.51)
EQ/Enterprise High Yield Bond Subaccount ........... 8.66            1.35                  0.10
EQ/Enterprise Growth Subaccount .................... 0.37            1.35                (24.31)
EQ/Enterprise Growth and Income Subaccount ......... 1.08            1.35                (26.86)
EQ/Enterprise Small Company Growth
Subaccount ......................................... 0.00            1.35                (25.06)
EQ/Enterprise Equity Income Subaccount ............. 1.19            1.35                (15.93)
EQ/Enterprise Total Return Subaccount (1) .......... 3.36 (+)        1.35 (+)             5.50

EQAT--MONY Funds
EQ/MONY Intermediate Term Bond Subaccount .......... 3.55            1.35                  7.91
EQ/MONY Long Term Bond Subaccount .................. 4.43            1.35                 12.55
EQ/MONY Government Securities Subaccount ........... 2.89            1.35                  5.15

Fidelity Variable Insurance Products Funds
VIP Growth Subaccount .............................. 0.15            1.35                (31.15)
VIP II Contrafund Subaccount ....................... 0.75            1.35                (10.62)
VIP III Growth Opportunities Subaccount ............ 0.94            1.35                (22.97)

Janus Aspen Series
Aggressive Growth Subaccount ....................... 0.00            1.35                (28.83)
Balanced Subaccount ................................ 2.37            1.35                ( 7.65)
Capital Appreciation Subaccount .................... 0.57            1.35                (16.82)
Worldwide Growth Subaccount ........................ 0.87            1.35                (26.48)

Lord Abbett Series Fund
Growth and Income Subaccount (2) ................... 1.23            1.35 (+)            (16.10)
Mid-Cap Value Subaccount (3) ....................... 1.37            1.35 (+)            (13.60)

PIMCO Variable Insurance Trust
Global Bond Subaccount (1) ......................... 2.66            1.35 (+)             14.50
Real Return Subaccount (4) ......................... 3.97            1.35 (+)             11.70

The Universal Institutional Funds, Inc.
U.S. Real Estate Subaccount (2) .................... 6.37            1.35 (+)            ( 6.70)

-----------------------------
* This ratio represents the amount of the dividend income, excluding distributions from net realized gains, received by the subaccount from the underlying fund, net of investment advisory fees assessed by the underlying fund's investment advisor and other expenses of the underlying fund, divided by the average net assets of the subaccount. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the net asset value per Unit. The recognition of dividend income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.


** This ratio represents the annual contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratio includes only those expenses that result in a direct reduction to net asset value per Unit. Charges made directly to contractowner accounts by redemption of Units and expenses of the respective underlying fund are excluded from this ratio.

*** Represents the total return for the period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the Expense Ratio. The Total Return does not include any expenses assessed through the redemption of Units; the Total Return would have been lower had such expenses been included in the calculation. Total returns for periods less than one year are not annualized.


(^)    Annualized.


(1) For the period May 20, 2002 (commencement of operations) through December 31, 2002.


(2) For the period May 10, 2002 (commencement of operations) through December 31, 2002.

MONY
VARIABLE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)


6. Financial Highlights (Continued)

(3) For the period May 9, 2002 (commencement of operations) through December 31, 2002.


(4) For the period May 2, 2002 (commencement of operations) through December 31, 2002.

MONY
VARIABLE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)


6. Financial Highlights (Continued)

For a unit outstanding throughout the period ended December 31, 2001



                                                              At December 31, 2001
                                                     --------------------------------------
                                                                                Net Assets
MONY Custom Master Subaccounts                          Units     Unit Values     (000's)
---------------------------------------------------- ----------- ------------- ------------
Dreyfus
Dreyfus Stock Index Subaccount .....................  2,073,771    $   7.52      $ 15,588
Dreyfus Socially Responsible Growth Subaccount .....    442,088        6.95         3,070

EQAT--Enterprise Funds
EQ/Enterprise Equity Subaccount ....................  2,538,412        7.43        18,866
EQ/Enterprise Small Company Value Subaccount .......  1,046,826       10.36        10,844
EQ/Enterprise Managed Subaccount ...................  2,273,494        9.13        20,750
EQ/Enterprise International Growth Subaccount ......    389,596        6.63         2,582
EQ/Enterprise High Yield Bond Subaccount ...........    342,270       10.25         3,507
EQ/Enterprise Growth Subaccount ....................  2,358,816        8.02        18,923
EQ/Enterprise Growth and Income Subaccount .........  1,704,269        8.45        14,406
EQ/Enterprise Small Company Growth
Subaccount .........................................    953,793        8.50         8,108
EQ/Enterprise Equity Income Subaccount .............    322,414        9.48         3,056

EQAT--MONY Funds
EQ/MONY Intermediate Term Bond Subaccount ..........    389,050       11.38         4,428
EQ/MONY Long Term Bond Subaccount ..................    582,117       11.39         6,632
EQ/MONY Government Securities Subaccount ...........    792,657       11.26         8,928

Fidelity Variable Insurance Products Funds
VIP Growth Subaccount ..............................    980,438        7.48         7,333
VIP II Contrafund Subaccount .......................    997,365        7.63         7,611
VIP III Growth Opportunities Subaccount ............    451,496        6.79         3,067

Janus Aspen Series
Aggressive Growth Subaccount .......................  1,543,625        4.37         6,745
Balanced Subaccount ................................  1,329,028        9.41        12,510
Capital Appreciation Subaccount ....................    803,440        6.42         5,158
Worldwide Growth Subaccount ........................  1,971,964        5.74        11,326



                                                       For the period ended December 31, 2001
                                                     ------------------------------------------
                                                        Investment    Expense
MONY Custom Master Subaccounts                        Income Ratio*   Ratio**   Total Return***
---------------------------------------------------- --------------- --------- ----------------
Dreyfus
Dreyfus Stock Index Subaccount ..................... 1.11 %          1.35 %    (13.36) %
Dreyfus Socially Responsible Growth Subaccount ..... 0.07            1.35      (23.63)

EQAT--Enterprise Funds
EQ/Enterprise Equity Subaccount .................... 0.00            1.35      (19.94)
EQ/Enterprise Small Company Value Subaccount ....... 0.28            1.35         3.81
EQ/Enterprise Managed Subaccount ................... 2.23            1.35      (12.38)
EQ/Enterprise International Growth Subaccount ...... 0.66            1.35      (28.79)
EQ/Enterprise High Yield Bond Subaccount ........... 8.86            1.35         4.49
EQ/Enterprise Growth Subaccount .................... 0.46            1.35      (13.76)
EQ/Enterprise Growth and Income Subaccount ......... 0.89            1.35      (13.16)
EQ/Enterprise Small Company Growth
Subaccount ......................................... 0.00            1.35      ( 5.13)
EQ/Enterprise Equity Income Subaccount ............. 1.11            1.35      (11.98)

EQAT--MONY Funds
EQ/MONY Intermediate Term Bond Subaccount .......... 4.20            1.35         7.06
EQ/MONY Long Term Bond Subaccount .................. 4.10            1.35         4.88
EQ/MONY Government Securities Subaccount ........... 3.54            1.35         5.14

Fidelity Variable Insurance Products Funds
VIP Growth Subaccount .............................. 0.00            1.35      (18.88)
VIP II Contrafund Subaccount ....................... 0.67            1.35      (13.59)
VIP III Growth Opportunities Subaccount ............ 0.25            1.35      (15.65)

Janus Aspen Series
Aggressive Growth Subaccount ....................... 0.00            1.35      (40.38)
Balanced Subaccount ................................ 2.68            1.35      ( 5.99)
Capital Appreciation Subaccount .................... 1.26            1.35      (22.84)
Worldwide Growth Subaccount ........................ 0.48            1.35      (23.57)

-----------------------------
* This ratio represents the amount of the dividend income, excluding distributions from net realized gains, received by the subaccount from the underlying fund, net of investment advisory fees assessed by the underlying fund's investment advisor and other expenses of the underlying fund, divided by the average net assets of the subaccount. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the net asset value per Unit. The recognition of dividend income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.


** This ratio represents the annual contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratio includes only those expenses that result in a direct reduction to net asset value per Unit. Charges made directly to contractowner accounts by redemption of Units and expenses of the respective underlying fund are excluded from this ratio.

*** Represents the total return for the period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the Expense Ratio. The Total Return does not include any expenses assessed through the redemption of Units; the Total Return would have been lower had such expenses been included in the calculation. Total returns for periods less than one year are not annualized.

MONY
VARIABLE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)


6. Financial Highlights (Continued)

For a unit outstanding throughout the period ended December 31, 2002:



                                                             At December 31, 2002
                                                    ---------------------------------------
                                                                                Net Assets
MONYMaster Subaccounts                                  Units     Unit Values     (000's)
----------------------                              ------------ ------------- ------------
EQAT--Enterprise Funds
EQ/Enterprise Equity Subaccount ...................    495,556     $  26.71       $13,232
EQ/Enterprise Small Company Value Subaccount ......    402,052        47.11        18,936
EQ/Enterprise Managed Subaccount ..................  1,401,831        41.47        58,121
EQ/Enterprise International Growth Subaccount .....    312,867         9.57         2,993
EQ/Enterprise High Yield Bond Subaccount ..........    238,551        15.30         3,651

EQAT--MONY Funds
EQ/MONY Intermediate Term Bond Subaccount .........    190,707        23.48         4,479
EQ/MONY Long Term Bond Subaccount .................    275,022        30.81         8,474
EQ/MONY Government Securities Subaccount ..........    290,673        14.93         4,340

ValueMaster Subaccounts
-----------------------
OCC Accumulation Trust
Equity Subaccount .................................      8,004        35.47           284
Small Cap Subaccount ..............................      5,758        35.54           205
Managed Subaccount ................................     28,809        46.81         1,348



                                                      For the period ended December 31, 2002
                                                    ------------------------------------------
                                                       Investment    Expense
MONYMaster Subaccounts                               Income Ratio*   Ratio**   Total Return***
----------------------                              --------------- --------- ----------------
EQAT--Enterprise Funds
EQ/Enterprise Equity Subaccount ................... 0.00 %          1.25 %          (30.30)%
EQ/Enterprise Small Company Value Subaccount ...... 0.34            1.25            (10.35)
EQ/Enterprise Managed Subaccount .................. 0.88            1.25            (22.20)
EQ/Enterprise International Growth Subaccount ..... 0.61            1.25            (20.45)
EQ/Enterprise High Yield Bond Subaccount .......... 8.65            1.25              0.26

EQAT--MONY Funds
EQ/MONY Intermediate Term Bond Subaccount ......... 4.05            1.25              8.00
EQ/MONY Long Term Bond Subaccount ................. 4.85            1.25             12.65
EQ/MONY Government Securities Subaccount .......... 2.92            1.25              5.21

ValueMaster Subaccounts
-----------------------
OCC Accumulation Trust
Equity Subaccount ................................. 0.89            1.25            (22.40)
Small Cap Subaccount .............................. 0.07            1.25            (22.60)
Managed Subaccount ................................ 2.21            1.25            (17.92)

-----------------------------
* This ratio represents the amount of the dividend income, excluding distributions from net realized gains, received by the subaccount from the underlying fund, net of investment advisory fees assessed by the underlying fund's investment advisor and other expenses of the underlying fund, divided by the average net assets of the subaccount. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the net asset value per Unit. The recognition of dividend income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.


** This ratio represents the annual contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratio includes only those expenses that result in a direct reduction to net asset value per Unit. Charges made directly to contractowner accounts by redemption of Units and expenses of the respective underlying fund are excluded from this ratio.


*** Represents the total return for the period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the Expense Ratio. The Total Return does not include any expenses assessed through the redemption of Units; the Total Return would have been lower had such expenses been included in the calculation.

MONY
VARIABLE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Concluded)


6. Financial Highlights (Concluded)

For a unit outstanding throughout the period ended December 31, 2001:



                                                             At December 31, 2001
                                                    ---------------------------------------
                                                                                Net Assets
MONY Master Subaccounts                                 Units     Unit Values     (000's)
-----------------------                             ------------ ------------- ------------
EQAT--Enterprise Funds
EQ/Enterprise Equity Subaccount ...................    642,799     $  38.32       $24,634
EQ/Enterprise Small Company Value Subaccount ......    521,075        52.55        27,384
EQ/Enterprise Managed Subaccount ..................  1,824,215        53.30        97,225
EQ/Enterprise International Growth Subaccount .....    381,071        12.03         4,585
EQ/Enterprise High Yield Bond Subaccount ..........    305,657        15.26         4,665

EQAT--MONY Funds
EQ/MONY Intermediate Term Bond Subaccount .........    219,345        21.74         4,770
EQ/MONY Long Term Bond Subaccount .................    331,036        27.35         9,053
EQ/MONY Government Securities Subaccount ..........    243,822        14.19         3,459

ValueMaster Subaccounts
-----------------------
OCC Accumulation Trust
Equity Subaccount .................................      9,043        45.71           413
Small Cap Subaccount ..............................      6,138        45.92           282
Managed Subaccount ................................     39,798        57.03         2,270



                                                      For the period ended December 31, 2001
                                                    ------------------------------------------
                                                       Investment    Expense
MONY Master Subaccounts                              Income Ratio*   Ratio**   Total Return***
-----------------------                             --------------- --------- ----------------
EQAT--Enterprise Funds
EQ/Enterprise Equity Subaccount ................... 0.00 %          1.25 %          (19.87)%
EQ/Enterprise Small Company Value Subaccount ...... 24.21           1.25              3.85
EQ/Enterprise Managed Subaccount ..................  6.87           1.25            (12.29)
EQ/Enterprise International Growth Subaccount ..... 10.17           1.25            (28.77)
EQ/Enterprise High Yield Bond Subaccount ..........  8.87           1.25              4.52

EQAT--MONY Funds
EQ/MONY Intermediate Term Bond Subaccount .........  5.46           1.25              7.15
EQ/MONY Long Term Bond Subaccount .................  5.50           1.25              5.03
EQ/MONY Government Securities Subaccount ..........  4.66           1.25              5.35

ValueMaster Subaccounts
-----------------------
OCC Accumulation Trust
Equity Subaccount .................................  1.36           1.25            ( 8.21)
Small Cap Subaccount ..............................  6.49           1.25              6.96
Managed Subaccount ................................  2.61           1.25            ( 6.09)

-----------------------------
* This ratio represents the amount of the dividend income, excluding distributions from net realized gains, received by the subaccount from the underlying fund, net of investment advisory fees assessed by the underlying fund's investment advisor and other expenses of the underlying fund, divided by the average net assets of the subaccount. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the net asset value per Unit. The recognition of dividend income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

** This ratio represents the annual contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratio includes only those expenses that result in a direct reduction to net asset value per Unit. Charges made directly to contractowner accounts by redemption of Units and expenses of the respective underlying fund are excluded from this ratio.


*** Represents the total return for the period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the Expense Ratio. The Total Return does not include any expenses assessed through the redemption of Units; the Total Return would have been lower had such expenses been included in the calculation.

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholder of MONY Life Insurance Company

In our opinion, the accompanying consolidated balance sheets and the related consolidated statements of operations, of shareholder's equity and of cash flows present fairly, in all material respects, the financial position of MONY Life Insurance Company at December 31, 2005 and December 31, 2004, and the results of its operations and its cash flows for the year ended December 31, 2005 and the six months ended December 31, 2004 (Successor) and the six months ended June
30, 2004 and the year ended December 31, 2003 (Predecessor) in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As discussed in Note 3 to the financial statements, in 2004, MONY Life Insurance Company changed its method of accounting for certain nontraditional long-duration contracts and for separate accounts.

/s/ PricewaterhouseCoopers LLP
New York, New York

April 12, 2006

                           MONY LIFE INSURANCE COMPANY
                           CONSOLIDATED BALANCE SHEETS
                           DECEMBER 31, 2005 AND 2004

                                                                                                    2005              2004
                                                                                              ----------------- -----------------
                                                                                                        (IN MILLIONS)
ASSETS
Investments:
   Fixed maturities available for sale, at estimated fair value.............................. $       8,635.3   $        8,380.0
   Mortgage loans on real estate.............................................................         1,467.9            1,777.9
   Policy loans..............................................................................         1,122.3            1,136.6
   Real estate held for the production of income.............................................           139.6              147.9
   Other invested assets.....................................................................           639.2              656.5
                                                                                              ----------------- -----------------
          Total investments..................................................................        12,004.3           12,098.9
Cash and cash equivalents....................................................................           471.1              508.0
Amounts due from reinsurers..................................................................           919.6              796.0
Deferred policy acquisition costs............................................................           191.9               71.0
Other intangible assets, net.................................................................           103.0              137.3
Value of business acquired...................................................................           734.3              764.8
Income taxes receivable......................................................................            26.5               80.0
Other assets.................................................................................           212.7              284.6
Separate Accounts' assets....................................................................         4,461.7            4,852.3
                                                                                              ----------------- -----------------

TOTAL ASSETS................................................................................. $      19,125.1   $       19,592.9
                                                                                              ================= =================

LIABILITIES
Future policy benefits and other policyholders liabilities................................... $       8,679.4   $        8,695.4
Policyholders' account balances..............................................................         3,562.4            3,580.3
Other liabilities............................................................................           688.1              743.9
Long-term debt...............................................................................           216.9              216.9
Separate Accounts' liabilities...............................................................         4,461.7            4,852.3
                                                                                              ----------------- -----------------
       Total liabilities.....................................................................        17,608.5           18,088.8
                                                                                              ----------------- -----------------

Commitments and contingencies (Notes 10, 11, 13, 16, 17, 18, 19 and 20)

SHAREHOLDER'S EQUITY
Common stock, $1.00 par value; 2.5 million shares authorized, 2.5 million issued and
   outstanding...............................................................................             2.5                2.5
Capital in excess of par value...............................................................         1,769.7            1,868.6
Accumulated deficit..........................................................................          (243.3)            (407.1)
Accumulated other comprehensive (loss) income................................................           (12.3)              40.1
                                                                                              ----------------- -----------------
       Total shareholder's equity............................................................         1,516.6            1,504.1
                                                                                              ----------------- -----------------

TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY................................................... $      19,125.1     $     19,592.9
                                                                                              ================= =================

                 See Notes to Consolidated Financial Statements.

                           MONY LIFE INSURANCE COMPANY
                      CONSOLIDATED STATEMENTS OF OPERATIONS

                                                                          YEAR         Six Months      Six Months         Year
                                                                         ENDED           Ended            Ended           Ended
                                                                      DECEMBER 31,    December 31,      June 30,       December 31,
                                                                          2005            2004            2004            2003
                                                                    ---------------  ---------------  --------------  --------------
                                                                      (SUCCESSOR)     (Successor)      (Predecessor)  (Predecessor)
                                                                                             (IN MILLIONS)

REVENUES
Premiums........................................................... $      555.2       $    369.3     $    346.9       $    723.7
Universal life and investment-type product policy fee income.......        200.8            101.8          107.5            210.9
Net investment income..............................................        679.7            307.7          351.7            724.2
Investment gains (losses), net.....................................          1.7             14.4           (5.1)            46.4
Commissions, fees and other income.................................        200.9            113.5          106.2            208.1
                                                                    -------------- ----------------- ---------------- -------------
              Total revenues.......................................      1,638.3            906.7          907.2          1,913.3
                                                                    -------------- ----------------- ---------------- -------------

BENEFITS AND OTHER DEDUCTIONS

Policyholders' benefits............................................        807.1            508.5          496.8          1,065.8
Interest credited to policyholders' account balances...............        141.4             73.6           77.5            139.4
Compensation and benefits..........................................        118.5             78.9          104.0            197.4
Commissions........................................................        206.0            121.3          122.2            226.7

Amortization of deferred sales commissions.........................          0.6              0.1            6.4             13.3
Interest expense...................................................         18.8              9.5            9.5             19.1
Amortization of deferred policy acquisition costs and value of
   business acquired...............................................         71.6             62.2           68.3            120.0
Capitalization of deferred policy acquisition costs ...............       (136.7)          (100.2)        (113.7)          (233.7)
Amortization of other intangible assets............................         10.4              7.6            1.5              3.1
Impairment of goodwill.............................................         -               425.8            -                -
Rent expense.......................................................         28.9             11.8           16.6             33.5
Other operating costs and expenses.................................        108.3            101.3          149.2            257.9
                                                                    -------------- ----------------- ---------------- --------------

          Total benefits and other deductions......................      1,374.9          1,300.4          938.3          1,842.5
                                                                    -------------- ----------------- ---------------- --------------

Earnings (loss) before income taxes and cumulative effect of
   accounting change...............................................        263.4           (393.7)         (31.1)            70.8
Income tax (expense) benefit.......................................        (99.6)           (13.4)           9.3            (20.5)
                                                                    -------------- ----------------- ---------------- --------------
                                                                           163.8           (407.1)         (21.8)            50.3
Net earnings (loss) before cumulative effect of accounting change..
Earnings from real estate to be disposed of, net of income taxes...         -                -               -                5.9
Cumulative effect of accounting change, net of income taxes........         -                -               4.0              -
                                                                    -------------- ----------------- ---------------- --------------
Net Earnings (Loss)................................................ $      163.8       $   (407.1)    $    (17.8)      $     56.2
                                                                    ============== ================= ================ ==============

                 See Notes to Consolidated Financial Statements.

                           MONY LIFE INSURANCE COMPANY
                 CONSOLIDATED STATEMENTS OF SHAREHOLDER'S EQUITY
                  YEARS ENDED DECEMBER 31, 2005, 2004 AND 2003

                                                                                     RETAINED       ACCUMULATED
                                                                     CAPITAL         EARNINGS/         OTHER             TOTAL
                                                     COMMON         IN EXCESS      (ACCUMULATED    COMPREHENSIVE     SHAREHOLDER'S
                                                      STOCK          OF PAR          DEFICIT)      INCOME (LOSS)         EQUITY
                                                 -------------- ---------------- ---------------- ----------------- ----------------
                                                                                  (IN MILLIONS)

PREDECESSOR BALANCE, JANUARY 1, 2003 .........       $    2.5       $  1,753.6      $  137.8        $   80.0        $  1,973.9
Unamortized restricted stock compensation ....            -                3.1           -               -                 3.1
Dividends ....................................            -                -           (25.0)            -               (25.0)
Capital contributions ........................            -               40.0           -               -                40.0
Comprehensive income:
      Net earnings ...........................            -                -            56.2             -                56.2
      Other comprehensive loss ...............            -                -             -             (10.4)            (10.4)
      Minimum pension liability ..............            -                -             -               1.2               1.2
                                                                                                                    ------------
            Comprehensive income .............            -                -             -               -                47.0
                                                     -----------    ------------    ----------      ----------      ------------
PREDECESSOR BALANCE, DECEMBER 31, 2003 .......            2.5          1,796.7         169.0            70.8           2,039.0
Unamortized restricted stock compensation ....            -                1.3           -               -                 1.3
Comprehensive loss:
      Net loss ...............................            -                -           (17.8)            -               (17.8)
      Other comprehensive loss ...............            -                -             -             (49.0)            (49.0)
      Minimum pension liability ..............            -                -             -               1.4               1.4
                                                                                                                    ------------
            Comprehensive loss ...............            -                -             -               -               (65.4)
                                                     -----------    ------------    ----------      ----------      ------------
PREDECESSOR BALANCE, JUNE 30, 2004 ...........            2.5          1,798.0         151.2            23.2           1,974.9
Effect of push-down accounting of AXA
   Financial's purchase price on the Company's
   net assets ................................            -             (171.4)       (151.2)          (23.2)           (345.8)
                                                     -----------    ------------    ----------      ----------      ------------
SUCCESSOR BALANCE, JULY 1, 2004 ..............            2.5          1,626.6           -               -             1,629.1
Capital contributions ........................            -              275.0           -               -               275.0
Dividends ....................................            -              (33.0)          -               -               (33.0)
Comprehensive loss:
      Net loss ...............................            -                -          (407.1)            -              (407.1)
      Other comprehensive income .............            -                -             -              40.1              40.1
                                                                                                                    ------------
            Comprehensive loss                                                                                          (367.0)
                                                     -----------    ------------    ----------      ----------      ------------
SUCCESSOR BALANCE, DECEMBER 31, 2004 .........            2.5          1,868.6        (407.1)           40.1           1,504.1
                                                     -----------    ------------    ----------      ----------      ------------
Dividends ....................................            -              (75.0)          -               -               (75.0)
Transfer of intangible asset .................            -              (23.9)          -               -               (23.9)
Comprehensive income:
         Net earnings ........................            -                -           163.8             -               163.8
         Other comprehensive loss ............            -                -             -             (52.4)            (52.4)
                                                                                                                    ------------
                    Comprehensive income .....            -                -             -               -               111.4
                                                     -----------    ------------    ----------      ----------      ------------
SUCCESSOR BALANCE, DECEMBER 31, 2005 .........       $    2.5       $  1,769.7      $ (243.3)       $  (12.3)       $  1,516.6
                                                     ===========    ============    ==========      ==========      ============

                 See Notes to Consolidated Financial Statements.

                           MONY LIFE INSURANCE COMPANY
                      CONSOLIDATED STATEMENTS OF CASH FLOWS

                                                                            YEAR        Six Months     Six Months         Year
                                                                            ENDED          Ended          Ended           Ended
                                                                        DECEMBER 31,   December 31,     June 30,      December 31,
                                                                            2005           2004           2004            2003
                                                                      --------------  -------------  --------------  ---------------
                                                                        (SUCCESSOR)    (Successor)    (Predecessor)   (Predecessor)
                                                                                             (IN MILLIONS)

Net earnings (loss) .................................................   $   163.8      $  (407.1)     $   (17.8)      $    56.2
  Adjustments to reconcile net earnings (loss) to net cash provided by (used in) operating activities:
     Interest credited to policyholders' account balances............       141.4           73.6           77.5           139.4
     Universal life and investment-type product policy fee income....      (200.8)        (101.8)        (107.5)         (210.9)
     Change in accrued investment income.............................        (2.2)           9.5           35.3            (0.4)
     Investment (gains) losses, net..................................        (1.7)         (14.4)           5.1           (46.4)
     Change in deferred policy acquisition costs and VOBA............       (65.1)         (38.0)         (48.2)         (113.7)
     Change in future policy benefits and other policyholders'
         liabilities.................................................       (16.0)          42.5           20.7            71.5
     Change in property and equipment................................        14.5           (1.9)          (9.6)          (24.3)
     Amortization of deferred sales commissions......................         0.6            0.1            6.4            13.3
     Other depreciation and amortization.............................        84.0            7.5            9.0            19.3
     Amortization of other intangible assets.........................        10.4            7.6            1.5             3.1
     Impairment of goodwill..........................................         -            425.8            -               -
     Dividend from AllianceBernstein units...........................        17.5            -              -               -
     Cumulative effect of the adoption of SOP 03-1...................         -              -             (6.2)            -
     Loss on discontinued real estate operations.....................         -              -              -              (9.0)
     Other, net......................................................        45.5          (75.6)          80.1           133.1
                                                                      --------------  -------------  --------------  ---------------

Net cash provided by (used in) operating activities..................       191.9          (72.2)          46.3            31.2
                                                                      --------------  -------------  --------------  ---------------

Cash flows from investing activities:
   Sales, maturities or repayments of:
      Fixed maturity securities......................................       980.1        1,296.5        1,193.2         1,864.8
      Mortgage loans on real estate..................................       470.6          313.0          165.4           538.8
      Other invested assets..........................................        55.1           37.2           62.5           132.5
   Acquisitions of investments:
      Fixed maturity securities......................................    (1,518.9)      (1,967.5)        (741.7)       (2,499.4)
      Mortgage loans on real estate..................................      (159.4)        (141.8)        (279.6)         (423.5)
      Other invested assets..........................................       (37.1)         (43.1)         (46.0)          (96.1)
      Policy loans, net..............................................        14.3           26.0           17.3            32.6
                                                                      --------------  -------------  --------------  ---------------

Net cash (used in) provided by investing activities..................      (195.3)        (479.7)         371.1          (450.3)
                                                                      --------------  -------------  --------------  ---------------

                 See Notes to Consolidated Financial Statements.

                           MONY LIFE INSURANCE COMPANY
                      CONSOLIDATED STATEMENTS OF CASH FLOWS
                                   (CONTINUED)

                                                                         YEAR          Six Months     Six Months          Year
                                                                         ENDED           Ended           Ended            Ended
                                                                      DECEMBER 31,    December 31,      June 30,       December 31,
                                                                         2005             2004           2004             2003
                                                                   ---------------- --------------- ---------------- ---------------
                                                                     (SUCCESSOR)      (Successor)    (Predecessor)    (Predecessor)
                                                                                             (IN MILLIONS)

Cash flows from financing activities:
   Policyholders' account balances:
      Deposits....................................................       892.6            407.9          620.7           1,312.1
      Withdrawals and transfers to Separate Accounts..............      (851.1)          (339.6)        (431.1)           (755.7)
   Payment to AXA Bermuda relating to co-insurance agreement......         -               (8.4)          -                 -
   Capital contribution...........................................         -               50.0           -                 40.0
   Dividends paid to shareholder..................................       (75.0)           (33.0)          -                (25.0)
                                                                   ---------------- --------------- ---------------- ---------------

Net cash (used in) provided by financing activities...............       (33.5)            76.9          189.6             571.4
                                                                   ---------------- --------------- ---------------- ---------------

Net (decrease) increase in cash and cash equivalents..............       (36.9)          (475.0)         607.0             152.3
Cash and cash equivalents, beginning of period....................       508.0            983.0          376.0             223.7
                                                                   ---------------- --------------- ---------------- ---------------

Cash and Cash Equivalents, End of Period.......................... $     471.1        $   508.0      $   983.0          $  376.0
                                                                   ================ =============== ================ ===============

Supplemental cash flow information:
  Interest Paid................................................... $      18.8        $     9.5      $     9.5          $   19.4
                                                                   ================ =============== ================ ===============
  Income Taxes Paid (Refunded).................................... $      13.3        $   (39.0)     $     -            $   30.6
                                                                   ================ =============== ================ ===============
Schedule of non-cash financing activities:
  Transfer of the Company's distribution network intangible
    assets to AXA Financial....................................... $     (23.9)       $     -        $     -            $    -
                                                                   ================ =============== ================ ===============
  Capital contribution of AllianceBernstein units from AXA
   Financial Group................................................ $       -          $   225.0      $     -            $    -
                                                                   ================ =============== ================ ===============
  Transfer of bonds to AXA Bermuda relating to co-insurance
   agreement (Note 14)............................................ $       -          $  (91.6)      $     -            $    -
                                                                   ================ =============== ================ ===============

                 See Notes to Consolidated financial statements.

                           MONY LIFE INSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1)    ORGANIZATION

      MONY Life Insurance Company ("MONY Life" and collectively with its consolidated subsidiaries "the Company"), provides life insurance, annuities, corporate-owned and bank-owned life insurance ("COLI and BOLI") and mutual funds. MONY Life is a wholly-owned subsidiary of MONY Holdings, LLC ("MONY Holdings"), which in turn is a wholly owned subsidiary of AXA Financial, Inc. ("AXA Financial" and together with its consolidated subsidiaries "AXA Financial Group") as a result of the acquisition of The MONY Group Inc. ("MONY") by AXA Financial in 2004.

      MONY Life's direct and indirect wholly-owned operating subsidiaries include: (i) MONY Life Insurance Company of America ("MLOA"), an Arizona domiciled life insurance company, (ii) Enterprise Capital Management, Inc. ("Enterprise"), an investment advisor to certain of AXA Financial Group's retail proprietary mutual funds, (iii) Enterprise Fund Distributors, Inc. ("Enterprise Distributors"), the distributor of AXA Financial Group's proprietary mutual funds, (iv) U.S. Financial Life Insurance Company ("USFL"), an Ohio domiciled insurer underwriting specialty risk life insurance business, (v) MONY Securities Corporation ("MSC"), formerly a broker-dealer and investment advisor registered with the Securities and Exchange Commission, which distributed its products and services through MONY Life's career agency sales force as well as through a network of accounting professionals and (vi) MONY Brokerage, Inc. ("MBI"), a licensed insurance broker, which principally provided MONY Life's career agency sales force with access to life, annuity, small group health, and specialty insurance products written by other insurance companies. MSC and MBI ceased doing business on June 6, 2005 in connection with AXA Financial's integration of the MONY companies.

2)    MERGER OF MONY WITH AXA FINANCIAL

      On July 8, 2004, the acquisition of MONY by AXA Financial was completed and, under the terms of the related merger agreement, AXA Financial paid or made provisions to pay MONY shareholders approximately $1.5 billion in cash, representing $31.00 for each share of MONY's common stock. MONY shareholders also received a dividend from MONY totaling $0.34755 per share.

      The acquisition was accounted for using the purchase method under Statement of Financial Accounting Standards ("SFAS") No. 141, "Business Combinations", and SFAS No. 142, "Goodwill and Other Intangible Assets". In connection with the acquisition, the Company adjusted the cost basis of its assets and liabilities to fair value on the acquisition date (the "Purchase Adjustments"). References in these financial statements to "Predecessor" refer to the Company prior to July 1, 2004. References to "Successor" refer to the Company on and after July 1, 2004, after giving effect to the implementation of the Purchase Adjustments. For accounting purposes (due to convenience and the immateriality of the results of MONY and its subsidiaries from July 1 through July 8), AXA Financial has consolidated MONY and its subsidiaries and reflected its results from July 1, 2004 in its consolidated statements of earnings and consolidated cash flows. The Company's activity for the period from July 1, 2004 through July 8, 2004 is, therefore, included in the Successor's statements of operations and excluded from the Predecessor's statement of operations. The Predecessor's statements of operations is presented using the Company's historical basis of accounting.

      The determination of the Purchase Adjustments relating to investments reflects management's reliance on independent price quotes where available. Other Purchase Adjustments required significant management estimates and assumptions. The Purchase Adjustments related to the value of business acquired ("VOBA") and liabilities, including policyholder reserves, required management to exercise judgment to assess the value of these items. The Purchase Adjustments resulted in a revalued balance sheet, which may result in future earnings trends that differ significantly from historical trends. The Company does not anticipate any material impact on its liquidity, or its ability to pay policyholders claims, arising out of the purchase accounting process related to the merger.

      Goodwill of $425.8 million was recorded as a result of the acquisition, none of which is expected to be deductible for tax purposes. In addition to goodwill, intangible assets of $1,013.7 million were recorded as a result of the acquisition. Intangible assets subject to amortization include the following:

                                                        Fair Value Assigned
                                                         as of July 1, 2004         Amortization Range
                                                       -----------------------    -----------------------
                                                            (In Millions)
      VOBA.......................................   $           868.8                      10-30 years
      Insurance distribution network.............                64.0                      10-20 years
      Mutual fund distribution fees..............                20.9                        5-6 years

      In addition, mutual fund investment management contracts were assigned a fair value of $60.0 million as of July 1, 2004, which is not subject to amortization.

      Set forth below is certain information regarding the liability recorded in connection with the Company's Purchase Adjustments. Such liabilities are reflected in Other liabilities on the Company's consolidated balance sheet.

                                                            CHANGE IN
                                                             CONTROL
                                                            AND OTHER                                    OTHER
                                                             EMPLOYEE                                 CONTRACTUAL
                                                            AGREEMENTS     SEVERANCE       LEASES     OBLIGATIONS      TOTAL
                                                            -----------  -------------  -----------  -------------  -----------
                                                                                     (IN MILLIONS)
            BALANCE, JULY 1, 2004 ....................        $139.3         $32.9         $88.7         $23.6         $284.5
            Payments .................................        (139.3)         (6.2)         (4.8)         (0.6)        (150.9)
                                                              ------         -----         -----         -----         ------
            BALANCE, DECEMBER 31, 2004 ...............           -            26.7          83.9          23.0          133.6
            Payments .................................           -           (12.1)        (31.7)         (4.1)         (47.9)
            Change in reserve estimate ...............           -            (9.3)          -             -             (9.3)
                                                              ------         -----         -----         -----         ------
            BALANCE, DECEMBER 31, 2005 ...............        $  -           $ 5.3         $52.2         $18.9         $ 76.4
                                                              ======         =====         =====         =====         ======


      In addition, the Purchase adjustments included write-offs of $45.6 million related to capitalized software and furniture, fixtures and equipment.

3)    SIGNIFICANT ACCOUNTING POLICIES

      Basis of Presentation and Principles of Consolidation
      -----------------------------------------------------

      The preparation of the accompanying consolidated financial statements in conformity with generally accepted accounting principles in the United States of America ("GAAP") requires management to make estimates and assumptions (including normal, recurring accruals) that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. The accompanying consolidated financial statements reflect all adjustments necessary in the opinion of management to present fairly the consolidated financial position of the Company and its consolidated results of operations and cash flows for the periods presented.

      The accompanying consolidated financial statements include the accounts of MONY Life; those of its subsidiaries engaged in insurance related businesses; other subsidiaries, principally Enterprise, MSC and MBI; and those partnerships and joint ventures in which the Company has control and a majority economic interest that meet the requirements for consolidation.

      All significant intercompany transactions and balances have been eliminated in consolidation. The term "full year 2005" and "full year 2004" refers to the year ended December 31, 2005 and 2004, respectively. The terms "six months ended December 31, 2004" and "six months ended June 30, 2004" refer to the 2004 Successor and Predecessor periods, respectively. The term "full year 2003" refers to the year ended December 31, 2003. References to "Successor" refer to the Company on or after July 1, 2004, after giving effect to the implementation of the Purchase Adjustments recorded in connection with the acquisition of MONY by AXA Financial.

      Certain reclassifications have been made in the prior period amounts to conform to the current presentation. The December 31, 2004 comparative balance sheet reflects the reclassification of $87.9 million in reserves on one of the Company's interest-sensitive products from future policy benefits and other policyholder's liabilities to policyholders' account balances.

      Closed Block
      ------------

      As a result of demutualization, the Closed Block was established in 1998 for the benefit of certain individual participating policies that were in force on that date. Assets, liabilities and earnings of the Closed Block are specifically identified to support its own participating policyholders.

      Assets allocated to the Closed Block inure solely to the benefit of the Closed Block policyholders and will not revert to the benefit of MONY Life. No reallocation, transfer, borrowing or lending of assets can be made between the Closed Block and other portions of the Company's General Account, any of its Separate Accounts or any affiliate of the Company without the approval of the New York Superintendent of Insurance (the "Superintendent"). Closed Block assets and liabilities are carried on the same basis as similar assets and liabilities held in the General Account. The excess of Closed Block liabilities over Closed Block assets represents the expected future post-tax contribution from the Closed Block that would be recognized in income over the period the policies and contracts in the Closed Block remain in force.

      Accounting Changes
      ------------------

      On May 19, 2004, the Financial Accounting Standards Board (the "FASB") approved the issuance of FASB Staff Position ("FSP") No. 106-2, "Accounting and Disclosure Requirements Related to the Medicare Prescription Drug Improvement and Modernization Act of 2003", that provides guidance on employers' accounting for the effects of the Medicare Prescription Drug, Improvement and Modernization Act of 2003 ("MMA") signed into law in December 2003. FSP No. 106-2 became effective for the first interim or annual period beginning after June 15, 2004 and required the effects of the MMA, including estimates of the Federal subsidy to employers whose plans provide a prescription drug benefit that is at least as valuable as (i.e., "actuarially equivalent" to) the new Medicare Part D benefit, to be reflected in measurements of the accumulated postretirement benefits obligation and net periodic postretirement benefit cost made on or after the date of enactment. As permitted by FSP No. 106-2, the Company initially elected to defer these remeasurements and to provide required disclosures pending regulations regarding the determination of eligibility for the Federal subsidy under the MMA. As more fully described in Note 16 of Notes to Consolidated Financial Statements, following consideration of regulations and guidance issued by the Center for Medicare and Medicaid Services, the Company completed its transition to FSP No. 106-2 in fourth quarter 2005 by reducing the accumulated benefits obligations of the Company's retiree medical plans as at January 1, 2005 to give effect to the subsidy expected to be received in 2006 and future years. These remeasurements resulted in an aggregate decrease in the annual net periodic postretirement benefits costs for 2005 of approximately $1.3 million.

      Effective January 1, 2004, the Company adopted Statement of Position ("SOP") 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts". SOP 03-1 required a change in the Company's accounting policies relating to (a) liabilities associated with market value adjusted fixed rate investment options available in certain variable annuity contracts issued by the Company, and (b) liabilities related to certain mortality and annuitization benefits, such as the no lapse guarantee feature contained in variable and interest-sensitive life policies.

      As a result of the adoption of SOP 03-1 liabilities associated with the market value adjustment feature are now reported at the accrued account balance. Prior to adopting SOP 03-1, such liabilities had been reported at market adjusted value.

      In addition, the adoption of SOP 03-1 resulted in a change in the method of determining liabilities associated with the no lapse guarantee feature contained in variable and interest-sensitive life contracts. While both of the Company's previous methods of establishing the no lapse guarantee reserve and the SOP 03-1 method are based on accumulation of a portion of the charges for the no lapse guarantee feature, SOP 03-1 specifies a different approach for identifying the portion of the fee to be accrued and establishing the related reserve.

      The adoption of SOP 03-1 as of January 1, 2004 resulted in a decrease in the six months ended June 30, 2004 (Predecessor) net loss of $4.0 million related to the cumulative effect of the required changes in accounting. The determination of liabilities associated with mortality and annuitization benefits, as well as related impacts on deferred acquisition costs, is based on models that involve numerous estimates and subjective judgments. There can be no assurance that the ultimate actual experience will not differ from management's estimates.

      New Accounting Pronouncements
      -----------------------------

      On May 30, 2005, the FASB issued its SFAS No. 154, "Accounting Changes and Error Corrections," a replacement of Accounting Principles Board Opinion ("APB") No. 20, "Accounting Changes," and SFAS No. 3, "Reporting Accounting Changes in Interim Financial Statements". SFAS No. 154 applies to all voluntary changes in accounting principle as well as to changes required by an accounting pronouncement that does not include transition provisions. To enhance comparability, this statement requires retrospective application to prior periods' financial statements of changes in accounting principle, unless it is impracticable to determine either the period-specific effects or the cumulative effect of the change. The cumulative effect of the change is reported in the carrying value of assets and liabilities as of the first period presented, with the offset applied to opening retained earnings. Each period presented is adjusted to show the period specific effects of the change. Only direct effects of the change will be retrospectively recognized; indirect effects will be recognized in the period of change. SFAS No. 154 carries forward without change APB No. 20's guidance for reporting the correction of an error and a change in accounting estimate as well as SFAS No. 3's provisions governing reporting accounting changes in interim financial statements. SFAS No. 154 is effective for accounting changes and corrections of errors made in fiscal years beginning after December 15, 2005.

      Although the Company has no employees, under service agreements with affiliates, the Company is charged for services, including personnel services and employee benefits, provided on its behalf. These affiliates account for stock option plans and other stock-based compensation plans using the intrinsic value method in accordance with the provisions of APB No. 25, "Accounting for Stock Issued to Employees," and related interpretations. In accordance with the opinion, stock option awards result in compensation expense only if the current market price of the underlying stock exceeds the option strike price at the grant date. See
      Note 13 of Notes to Consolidated Financial Statements for the pro forma disclosures required by SFAS No. 123, "Accounting for Stock-Based Compensation," and SFAS No. 148, "Accounting for Stock-Based Compensation-Transition and Disclosure".

      On December 16, 2004, the FASB issued SFAS No. 123(R), "Share-Based Payment," requiring the cost of all share-based payments to employees, including stock options, stock appreciation rights, and certain employee stock purchase plans, to be recognized in the financial statements based on their fair values. By ruling of the Securities and Exchange Commission ("SEC"), effective April 21, 2005, public companies were permitted to delay their initial adoption of SFAS No. 123(R) from the first interim period to the first annual period beginning on or after June 15, 2005. Consequently, AXA Financial Group, including the Company, implemented SFAS 123(R) effective January 1, 2006 and will reflect the resulting impacts of adoption in its financial reporting for first quarter 2006. As more fully described in Note 13 of Notes to Consolidated Financial Statements, the Company elected under SFAS No. 123, "Accounting for Stock-Based Compensation," to continue to account for stock-based compensation using the intrinsic value method prescribed by APB No. 25, and its related interpretations, and to provide only pro-forma disclosure of the effect on net earnings from applying the fair value based method. Accordingly, adoption of SFAS No. 123(R) will result in compensation expense for certain types of AXA Financial Group's equity-settled award programs for which no cost previously would have been charged to net earnings under APB No. 25, such as for employee options to purchase AXA American Depository Receipts ("ADRs") and AXA ordinary shares and for employee stock purchase plans. Similarly, certain types of AXA Financial Group's cash-settled award programs, such as stock appreciation rights, may be expected to result in different amounts of compensation expense or different patterns of expense recognition under SFAS No. 123(R) as compared to APB No. 25.

      To effect its adoption of SFAS No. 123(R) on January 1, 2006, AXA Financial Group elected the "modified prospective method" of transition to the new accounting and reporting requirements for share-based payments. Consequently, the resulting impacts of adoption to be reflected in the Company's financial reporting for first quarter 2006 will not include a restatement of prior-period results to reflect the original recognition provisions of SFAS No. 123 as would be required under the alternative "modified retrospective method" of transition. Under the modified prospective method, AXA Financial Group will be required to apply the measurement, recognition, and attribution requirements of SFAS 123(R) to new awards and to awards modified, repurchased or cancelled after January 1, 2006. In addition, the modified prospective method will require AXA Financial Group to recognize compensation expense over the remaining future service/vesting periods for the unvested portions of awards outstanding at January 1, 2006, applying the same estimates of fair value and the same attribution method used previously to prepare SFAS No. 123 pro-forma disclosures. The unrecognized compensation cost associated with unvested stock option awards as at January 1, 2006 was approximately $4.2 million ($2.7 million after-tax) and, under SFAS No. 123(R), will result in incremental expense in the Consolidated Statements of Operations of the Company over a weighted average remaining service/vesting period of approximately 2.0 years. Absent additional forfeiture considerations, results for 2006 would be expected to include approximately $2.3 million ($1.5 million after-tax) of additional compensation expense as related to unvested stock option awards at January 1, 2006 as a result of the adoption of SFAS 123(R).

      The full impact of adoption of SFAS 123(R) cannot be predicted at this time because it is largely dependent upon the nature and levels of share-based payments granted in the future. Nonetheless, while there exist differences between certain requirements of SFAS Nos. 123 and 123(R), the estimated impacts in previous periods of applying a fair-value approach to accounting for share-based awards made to employees of AXA Financial Group are described and/or disclosed on a pro-forma basis in Note 13 of Notes to Consolidated Financial Statements. Management is continuing to assess the impacts of adoption of SFAS 123(R), including accounting for the income tax effects of share-based compensation, for which AXA Financial Group likely will elect the transition alternative available for income taxes provided by the November 10, 2005 issuance of FSP No. 123(R)-3 "Transition Election Related to Accounting for the Tax Effects of Share-Based Payment Awards". In addition, management is continuing to assess the impacts of the related amendment to SFAS No. 95, "Statement of Cash Flows," that in periods subsequent to adoption of SFAS 123(R) will require tax deductions in excess of recognized compensation cost to be classified as resulting from a financing activity rather than as an operating cash flow as currently required.

      Neither SFAS No. 123 nor SFAS No. 123(R) prescribe or specify a preference for a particular valuation technique or model for estimating the fair value of employee stock options and similar awards but instead require consideration of certain factors in selecting one that is appropriate for the unique substantive characteristics of the instruments awarded and one that can be supported by information that is available, such as exercise behavior. In its implementation of SFAS 123(R), AXA Financial Group expects to continue to use the Black-Scholes-Merton formula to estimate the fair values of employee stock options. As more fully described in Note 13 of Notes to Consolidated Financial Statements, and consistent with the fair value measurement objectives of SFAS 123 and SFAS 123(R), beginning with awards granted in 2005, AXA Financial Group modified its methodologies for developing the expected stock price volatility and expected dividend assumptions used in this pricing formula. With respect to the valuation of options to purchase AXA ADRs, these changes each represent a change in accounting estimate under SFAS No. 154 "Accounting Changes and Error Corrections," and, accordingly, will be applied prospectively in determining the fair values of employee stock options to be measured and accounted for in accordance with SFAS No. 123(R).

      On September 19, 2005, the American Institute of Certified Public Accountants ("AICPA") released SOP 05-1, "Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts". The SOP requires identification of transactions that result in a substantial change in an insurance contract. Transactions subject to review include internal contract exchanges, contract modifications via amendment, rider or endorsement and elections of benefits, features or rights contained within the contract. If determined that a substantial change has occurred, the related DAC/VOBA and other related balances must be written off. The SOP is effective for transactions occurring in fiscal years beginning after December 15, 2006, with earlier adoption encouraged. Restatement of previously issued annual financial statements is not permitted, and disclosure of the pro forma effects of retroactive application or the pro forma effect on the year of adoption is not required. Management is currently assessing the potential impact of this new guidance on the consolidated financial results of the Company.

      Investments
      -----------

      The carrying values of fixed maturities identified as available for sale are reported at estimated fair value. Changes in estimated fair value are reported in comprehensive income. The amortized cost of fixed maturities is adjusted for impairments in value deemed to be other than temporary.

      Mortgage loans on real estate are stated at unpaid principal balances, net of unamortized discounts and valuation allowances. Valuation allowances are based on the present value of expected future cash flows discounted at the loan's original effective interest rate or on its collateral value if the loan is collateral dependent. However, if foreclosure is or becomes probable, the collateral value measurement method is used.

      Impaired mortgage loans without provision for losses are loans where the fair value of the collateral or the net present value of the expected future cash flows related to the loan equals or exceeds the recorded investment. Interest income earned on loans where the collateral value is used to measure impairment is recorded on a cash basis. Interest income on loans where the present value method is used to measure impairment is accrued on the net carrying value amount of the loan at the interest rate used to discount the cash flows. Changes in the present value attributable to changes in the amount or timing of expected cash flows are reported as Investment gains or losses.

      Real estate held for the production of income, including real estate acquired in satisfaction of debt, is stated at depreciated cost less valuation allowances. At the date of foreclosure (including in-substance foreclosure), real estate acquired in satisfaction of debt is valued at estimated fair value. Impaired real estate is written down to fair value with the impairment loss being included in investment gains (losses), net.

      Depreciation of real estate held for production of income is computed using the straight-line method over the estimated useful lives of the properties, which generally range from 40 to 50 years.

      Real estate investments meeting the following criteria are classified as real estate held-for-sale:

      o Management having the authority to approve the action commits the organization to a plan to sell the property.

      o The property is available for immediate sale in its present condition subject only to terms that are usual and customary for the sale of such assets.

      o An active program to locate a buyer and other actions required to complete the plan to sell the asset have been initiated and are continuing.

      o The sale of the asset is probable and transfer of the asset is expected to qualify for recognition as a completed sale within one year.

      o The asset is being actively marketed for sale at a price that is reasonable in relation to its current fair value.

      o Actions required to complete the plan indicate that it is unlikely that significant changes to the plan will be made or that the plan will be withdrawn.

      Real estate held-for-sale is stated at depreciated cost less valuation allowances. Valuation allowances on real estate held-for-sale are computed using the lower of depreciated cost or current estimated fair value, net of disposition costs. Depreciation is discontinued on real estate held-for-sale.

      Real estate held-for-sale is included in Other assets in the consolidated balance sheets. The results of operations for real estate held-for-sale in each of the three years ended December 31, 2005 were not significant.

      Valuation allowances are netted against the asset categories to which they apply.

      Policy loans are stated at unpaid principal balances.

      Partnerships and joint venture interests in which the Company has control and a majority economic interest (that is, greater than 50% of the economic return generated by the entity) or those that meet FIN No. 46(R) requirements for consolidation are consolidated; those in which the Company does not have control and a majority economic interest and those that do not meet FIN No. 46(R) requirements for consolidation are reported on the equity basis of accounting and are included either with equity real estate or other equity investments, as appropriate.

      Equity securities include common stock classified as available for sale securities are carried at estimated fair value and are included in Other invested assets.

      Units held in AllianceBernstein L.P. (formally Alliance Capital Management L.P.) ("AllianceBernstein") are carried on the equity method and reported in Other invested assets.

      Short-term investments are stated at amortized cost that approximates fair value and are included with Other invested assets.

      Cash and cash equivalents includes cash on hand, amounts due from banks and highly liquid debt instruments purchased with an original maturity of three months or less.

      All securities owned including United States government and agency securities and mortgage-backed securities are recorded in the consolidated financial statements on a trade date basis.

      Net Investment Income, Investment Gains (Losses), Net and Unrealized
      --------------------------------------------------------------------
      Investment Gains (Losses)
      -------------------------

      Realized investment gains (losses) are determined by identification with the specific asset and are presented as a component of revenue. Changes in the valuation allowances are included in investment gains or losses.

      Unrealized investment gains and losses on fixed maturities and equity securities available for sale held by the Company are accounted for as a separate component of accumulated comprehensive income, net of related deferred income taxes, amounts attributable to Closed Block policyholder dividend obligation, deferred policy acquisition costs ("DAC") and VOBA related to universal life and investment-type products and participating traditional life contracts.

      Recognition of Insurance Income and Related Expenses
      ----------------------------------------------------

      Premiums from universal life and investment-type contracts are reported as deposits to policyholders' account balances. Revenues from these contracts consist of amounts assessed during the period against policyholders' account balances for mortality charges, policy administration charges and surrender charges. Policy benefits and claims that are charged to expense include benefit claims incurred in the period in excess of related policyholders' account balances.

      Premiums from participating and non-participating traditional life and annuity policies with life contingencies generally are recognized as income when due. Benefits and expenses are matched with such income so as to result in the recognition of profits over the life of the contracts. This match is accomplished by means of the provision for liabilities for future policy benefits and the deferral and subsequent amortization of policy acquisition costs.

      For contracts with a single premium or a limited number of premium payments due over a significantly shorter period than the total period over which benefits are provided, premiums are recorded as income when due with any excess profit deferred and recognized in income in a constant relationship to insurance in-force or, for annuities, the amount of expected future benefit payments.

      Premiums from individual health contracts are recognized as income over the period to which the premiums related in proportion to the amount of reinsurance protection provided.

      DAC and VOBA
      ------------

      Acquisition costs that vary with and are primarily related to the acquisition of new and renewal insurance business, including commissions, underwriting, agency and policy issue expenses, are deferred. DAC is subject to recoverability testing at the time of policy issue and loss recognition testing at the end of each accounting period.

      VOBA, which arose from the acquisition of MONY, was established in accordance with business combination purchase accounting guidance. VOBA is the actuarially determined present value of estimated future gross profits of insurance contracts in force at the date of the acquisition. VOBA is amortized over the expected life of the contracts (approximately 10-30 years) according to the type of contract using the methods described below as applicable. VOBA is subject to loss recognition testing at the end of each accounting period.

      For universal life products and investment-type products, DAC and VOBA are amortized over the expected total life of the contract group as a constant percentage of estimated gross profits arising principally from investment results, Separate Account fees, mortality and expense margins and surrender charges based on historical and anticipated future experience, updated at the end of each accounting period. The effect on the amortization of DAC and VOBA of revisions to estimated gross profits is reflected in earnings in the period such estimated gross profits are revised. A decrease in expected gross profits would accelerate DAC and VOBA amortization. Conversely, an increase in expected gross profits would slow DAC and VOBA amortization. The effect on the DAC and VOBA assets that would result from realization of unrealized gains (losses) is recognized with an offset to accumulated comprehensive income in shareholder's equity as of the balance sheet date.

      A significant assumption in the amortization of DAC and VOBA on variable and interest-sensitive life insurance and variable annuities relates to projected future Separate Account performance. Management sets expected future gross profit assumptions related to Separate Account performance using a long-term view of expected average market returns by applying a reversion to the mean approach. In applying this approach to develop estimates of future returns, it is assumed that the market will return to an average gross long-term return estimate, developed with reference to historical long-term equity market performance and subject to assessment of the reasonableness of resulting estimates of future return assumptions. For purposes of making this reasonableness assessment, management has set limitations as to maximum and minimum future rate of return assumptions, as well as a limitation on the duration of use of these maximum or minimum rates of return. Currently, the average gross long-term annual return estimate is 9.0% (6.90% net of product weighted average Separate Account fees), and the gross maximum and minimum annual rate of return limitations are 15.0% (12.66% net of product weighted average Separate Account fees) and 0.0% (-2.34% net of product weighted average Separate Account fees), respectively. The maximum duration over which these rate limitations may be applied is 5 years. This approach will continue to be applied in future periods. If actual market returns continue at levels that would result in assuming future market returns of 9% for more than 5 years in order to reach the average gross long-term return estimate, the application of the 5 year maximum duration limitation would result in an acceleration of DAC and VOBA amortization. Conversely, actual market returns resulting in assumed future market returns of 0% for more than 5 years would result in a required deceleration of DAC and VOBA amortization. As of December 31, 2005, current projections of future average gross market returns assume a 3.5% return for 2006 which is within the maximum and minimum limitations and assume a reversion to the mean of 9.0% after 5 quarters.

      In addition, projections of future mortality assumptions related to variable and interest-sensitive life products are based on a long-term average of actual experience. This assumption is updated quarterly to reflect recent experience as it emerges. Improvement of life mortality in future periods from that currently projected would result in future deceleration of DAC and VOBA amortization. Conversely, deterioration of life mortality in future periods from that currently projected would result in future acceleration of DAC and VOBA amortization. Generally, life mortality experience has been improving in recent years.

      Other significant assumptions underlying gross profit estimates relate to contract persistency and general account investment spread.

      For participating traditional life policies (substantially all of which are in the Closed Block), DAC and VOBA are amortized over the expected total life of the contract group as a constant percentage based on the present value of the estimated gross margin amounts expected to be realized over the life of the contracts using the expected investment yield. At December 31, 2005, the average rate of assumed investment yields, excluding policy loans is 5.0%. Estimated gross margin includes anticipated premiums and investment results less claims and administrative expenses, changes in the net level premium reserve and expected annual policyholder dividends. The effect on the amortization of DAC and VOBA of revisions to estimated gross margins is reflected in earnings in the period such estimated gross margins are revised. The effect on the DAC and VOBA assets that would result from realization of unrealized gains (losses) is recognized with an offset to accumulated comprehensive income in consolidated shareholder's equity as of the balance sheet date.

      For non-participating traditional life policies, DAC and VOBA are amortized in proportion to anticipated premiums. Assumptions as to anticipated premiums are estimated at the date of policy issue and are consistently applied during the life of the contracts. Deviations from estimated experience are reflected in earnings in the period such deviations occur. For these contracts, the amortization periods generally are for the total life of the policy.

      Policyholders' Account Balances and Future Policy Benefits
      ----------------------------------------------------------

      Policyholders' account balances for universal life and investment-type contracts are equal to the policy account values. The policy account values represent an accumulation of gross premium payments plus credited interest less expense and mortality charges and withdrawals.

      The Company issues certain variable annuity products with a Guaranteed Minimum Death Benefit ("GMDB") feature. The Company also issues certain variable annuity products that contain a Guaranteed Minimum Income Benefit ("GMIB") feature which, if elected by the policyholder after a stipulated waiting period from contract issuance, guarantees a minimum lifetime annuity based on predetermined annuity purchase rates that may be in excess of what the contract account value can purchase at then-current annuity purchase rates. This minimum lifetime annuity is based on predetermined annuity purchase rates applied to a guaranteed minimum income benefit base. The risk associated with the GMDB and GMIB features is that a protracted under-performance of the financial markets could result in GMDB and GMIB benefits being higher than what accumulated policyholder account balances would support. Reserves for GMDB and GMIB obligations are calculated on the basis of actuarial assumptions related to projected benefits and related contract charges generally over the lives of the contracts using assumptions consistent with those used in estimating gross profits for purposes of amortizing DAC and VOBA. The determination of this estimated liability is based on models which involve numerous estimates and subjective judgments, including those regarding expected market rates of return and volatility, contract surrender rates, mortality experience, and, for GMIB, GMIB election rates. Assumptions regarding Separate Account performance used for purposes of this calculation are set using a long-term view of expected average market returns by applying a reversion to the mean approach, consistent with that used for DAC and VOBA amortization. There can be no assurance that ultimate actual experience will not differ from management's estimates.

      For reinsurance contracts, reinsurance recoverable balances are calculated using methodologies and assumptions that are consistent with those used to calculate the direct liabilities.

      For participating traditional life policies, future policy benefit liabilities are calculated using a net level premium method on the basis of actuarial assumptions equal to guaranteed mortality and dividend fund interest rates. The liability for annual dividends represents the accrual of annual dividends earned. Terminal dividends are accrued in proportion to gross margins over the life of the contract.

      For non-participating traditional life insurance policies, future policy benefit liabilities are estimated using a net level premium method on the basis of actuarial assumptions as to mortality, persistency and interest established at policy issue. Assumptions established at policy issue as to mortality and persistency are based on the Company's experience that, together with interest and expense assumptions, includes a margin for adverse deviation. When the liabilities for future policy benefits plus the present value of expected future gross premiums for a product are insufficient to provide for expected future policy benefits and expenses for that product, DAC and VOBA are written off and thereafter, if required, a premium deficiency reserve is established by a charge to earnings. Benefit liabilities for traditional annuities during the accumulation period are equal to accumulated contractholders' fund balances and, after annuitization, are equal to the present value of expected future payments. Interest rates used in establishing such liabilities range from 2.0% to 6.75% for life insurance liabilities and from 2.5% to 6.75% for annuity liabilities.

      Individual health benefit liabilities for active lives are estimated using the net level premium method and assumptions as to future morbidity, withdrawals and interest. Benefit liabilities for disabled lives are estimated using the present value of benefits method and experience assumption as to claim terminations, expenses and interest. While management believes its disability income ("DI") reserves have been calculated on a reasonable basis and are adequate, there can be no assurance reserves will be sufficient to provide for future liabilities.

      Claim reserves and associated liabilities net of reinsurance ceded for individual DI and major medical policies were $0.7 million and $1.0 million at December 31, 2005 and 2004, respectively. At December 31, 2005 and 2004, respectively, $346.1 million and $353.0 million of DI reserves and associated liabilities were ceded through indemnity reinsurance agreements with a singular reinsurance group. Incurred benefits (benefits paid plus changes in claim reserves) and benefits paid for individual DI and major medical policies are summarized below:

                                                                     YEAR          Six Months      Six Months          Year
                                                                    ENDED            Ended            Ended           Ended
                                                                 DECEMBER 31,     December 31,       June 30,      December 31,
                                                                     2005             2004            2004             2003
                                                               --------------     ------------    -------------    --------------
                                                                 (SUCCESSOR)      (Successor)     (Predecessor)    (Predecessor)
                                                                                         (IN MILLIONS)

        Incurred benefits related to current year.............   $       0.1      $       0.1      $       0.1      $       0.1
        Incurred benefits related to prior years..............           0.1              0.3              0.2              0.3
                                                               ---------------- ---------------- ---------------- ---------------
              Total Incurred Benefits.........................   $       0.2      $       0.4      $       0.3      $       0.4
                                                               ================ ================ ================ ===============

        Benefits paid related to current year.................   $       0.1      $       0.1      $       0.1      $       0.1
        Benefits paid related to prior years..................           0.2              0.2              0.1              0.2
                                                               ---------------- ---------------- ---------------- ---------------
              Total Benefits Paid.............................   $       0.3      $       0.3      $       0.2      $       0.3
                                                               ================ ================ ================ ===============

      Policyholders' Dividends
      ------------------------

      The amount of policyholders' dividends to be paid (including dividends on policies included in the Closed Block) is determined annually by MONY Life's board of directors. The aggregate amount of policyholders' dividends is related to actual interest, mortality, morbidity and expense experience for the year and judgment as to the appropriate levels of statutory surplus to be retained by MONY Life.

      At December 31, 2005, participating policies, including those in the Closed Block, represent approximately 19.8% ($22.3 billion) of directly written life insurance in-force, net of amounts ceded.

      Separate Accounts
      -----------------

      Generally, Separate Accounts established under New York State and Arizona State Insurance Law are not chargeable with liabilities that arise from any other business of the Company. Separate Accounts' assets are subject to General Account claims only to the extent Separate Accounts' assets exceed Separate Accounts' liabilities. Assets and liabilities of the Separate Accounts represent the net deposits and accumulated net investment earnings less fees, held primarily for the benefit of contractholders, and for which the Company does not bear the investment risk. Separate Accounts' assets and liabilities are shown on separate lines in the balance sheets. Assets held in the Separate Accounts are carried at quoted market values or, where quoted values are not readily available, at estimated fair values as determined by the Company.

      The investment results of Separate Accounts on which the Company does not bear the investment risk are reflected directly in Separate Accounts' liabilities and are not reported in revenues in the statements of operations. For the years ended December 31, 2005, 2004 and 2003, investment results of such Separate Accounts were gains of $283.4 million, $522.9 million and $868.5 million, respectively.

      Deposits to Separate Accounts are reported as increases in Separate Accounts' liabilities and are not reported in revenues. Mortality, policy administration and surrender charges on all policies including those funded by Separate Accounts are included in revenues.

      Other Accounting Policies
      -------------------------

      The Company, through Enterprise Distributors, sells Class B and C shares of AXA Financial Group's retail proprietary mutual funds, which are subject to a contingent deferred sales charge ("CDSC"). At the time of sale, the Company pays commissions to brokers and dealers for sales of AXA Financial Group's retail proprietary mutual funds' Class B and C shares. Class B commissions paid are deferred and amortized on the lesser of six years straight-line, or the period during which the related distribution and CDSC revenues are earned. The Company evaluates the recoverability through ongoing estimates of future revenues from Class B shares. Class C share commissions are expensed when paid.

      See Note 5 of Notes to Consolidated Financial Statements for a description of the Company's intangible assets related to AXA Financial's acquisition of MONY.

      Capitalized internal-use software is amortized on a straight-line basis over the estimated useful life of the software and evaluated for impairment each reporting period.

      MONY Life filed a consolidated Federal income tax return with its life and non-life subsidiaries for the Predecessor periods. Beginning in the Successor period, MONY Life files a consolidated Federal income tax return with its life subsidiaries. MONY Life's non-life subsidiaries will file a separate consolidated Federal income tax return for the same Successor period. Under the life insurance provisions of the Internal Revenue Code, life insurance companies cannot file a consolidated Federal income tax return with their ultimate parent for a period of five years from the date of acquisition. Current Federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year. Deferred income tax assets and liabilities are recognized based on the difference between financial statement carrying amounts and income tax bases of assets and liabilities using enacted income tax rates and laws.

4)    INVESTMENTS

      The following table provides additional information relating to fixed maturities and equity securities.

                                                                       GROSS               GROSS
                                                   AMORTIZED         UNREALIZED         UNREALIZED          ESTIMATED
                                                      COST             GAINS              LOSSES            FAIR VALUE
                                                 ---------------  -----------------   ----------------   ---------------
                                                                             (IN MILLIONS)

        DECEMBER 31, 2005
        -----------------
        Fixed Maturities:
          Available for Sale:
            Corporate..........................  $     7,365.9     $        59.3      $       92.6       $    7,332.6
            Mortgage-backed....................          284.8               1.1               2.9              283.0
            U.S. Treasury, government
              and agency securities............          676.6              14.9               3.7              687.8
              States and political subdivisions           11.2               0.8               -                 12.0
            Foreign governments................           96.4               0.9               0.4               96.9
            Redeemable preferred stock.........          227.8               1.2               6.0              223.0
                                                 ---------------- ------------------ -----------------   ---------------
              Total Available for Sale.........  $     8,662.7     $        78.2      $      105.6       $    8,635.3
                                                 ================ ================== =================   ===============

        Equity Securities:
           Available for Sale..................  $        40.4     $         2.1      $        1.0       $       41.5
                                                 ================ ================== =================   ===============

                                       15

        December 31, 2004
        -----------------
        Fixed Maturities:
          Available for Sale:
            Corporate..........................  $     7,031.1     $       164.1      $       14.7       $    7,180.5
            Mortgage-backed....................          377.0               5.5               -                382.5
            U.S. Treasury, government
              and agency securities............          530.1              17.4               0.1              547.4
            States and political subdivisions              9.0               0.7               -                  9.7
            Foreign governments................           98.4               1.5               0.6               99.3
            Redeemable preferred stock.........          152.3               8.9               0.6              160.6
                                                 ---------------- ------------------ -----------------   ---------------
              Total Available for Sale.........  $     8,197.9     $       198.1      $       16.0       $    8,380.0
                                                 ================ ================== =================   ===============

        Equity Securities:
           Available for Sale..................  $        48.2     $         2.7      $        1.8       $       49.1
                                                 ================ ================== =================   ===============

        For publicly traded fixed maturities and equity securities, estimated fair value is determined using quoted market prices. For fixed maturities without a readily ascertainable market value, the Company determines estimated fair values using a discounted cash flow approach, including provisions for credit risk, generally based on the assumption such securities will be held to maturity. Such estimated fair values do not necessarily represent the values for which these securities could have been sold at the dates of the balance sheets. At December 31, 2005 and 2004, securities without a readily ascertainable market value having an amortized cost of $2,288.1 million and $2,165.7 million, respectively, had estimated fair values of $2,284.6 million and $2,221.9 million, respectively.

        The contractual maturity of fixed maturities at December 31, 2005 is shown below:

                                                                                        AVAILABLE FOR SALE
                                                                                ------------------------------------
                                                                                   AMORTIZED          ESTIMATED
                                                                                     COST             FAIR VALUE
                                                                                ----------------   -----------------
                                                                                           (IN MILLIONS)

        Due in one year or less..............................................    $      449.3       $      446.1
        Due in years two through five........................................         1,993.4            1,967.5
        Due in years six through ten.........................................         3,614.8            3,597.7
        Due after ten years..................................................         2,092.6            2,118.0
        Mortgage-backed securities...........................................           284.8              283.0
                                                                                ----------------   -----------------
        Total................................................................    $    8,434.9       $    8,412.3
                                                                                ================   =================

        Bonds not due at a single maturity date have been included in the above table in the year of final maturity. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

        The Company's management, with the assistance of its investment advisors, monitors the investment performance of its portfolio. This review process includes a quarterly review of certain assets by AXA Financial Group's Investments Under Surveillance Committee that evaluates whether any investments are other than temporarily impaired. Based on the analysis, a determination is made as to the ability of the issuer to service its debt obligations on an ongoing basis. If this ability is deemed to be other than temporarily impaired, then the appropriate provisions are taken.

        The following table discloses fixed maturities (640 issues) that have been in a continuous unrealized loss position for less than a twelve month period and greater than a twelve month period as of December 31, 2005:

                                         LESS THAN 12 MONTHS             12 MONTHS OR LONGER                  TOTAL
                                     ------------------------------  ---------------------------- -------------------------------
                                                         GROSS                        GROSS                           GROSS
                                        ESTIMATED     UNREALIZED       ESTIMATED    UNREALIZED      ESTIMATED       UNREALIZED
                                       FAIR VALUE       LOSSES        FAIR VALUE      LOSSES        FAIR VALUE        LOSSES
                                      -------------  --------------  ------------  --------------  -------------  ---------------
                                                                            (IN MILLIONS)

         Fixed Maturities:
         Corporate................... $    3,863.0   $      72.7     $    941.7    $       19.9    $   4,804.7    $       92.6
         Mortgage-backed.............        169.9           2.9            1.0             -            170.9             2.9
         U.S. Treasury, government
           and agency securities.....        325.3           2.9           58.7             0.8          384.0             3.7
         States and political
           subdivisions..............          2.2           -              -               -              2.2             -
         Foreign governments.........         42.1           0.3           23.0             0.1           65.1             0.4
         Redeemable
           preferred stock...........        199.4           5.8            5.0             0.2          204.4             6.0
                                      -------------  --------------  ------------  --------------  -------------  ---------------
       Total Temporarily
         Impaired Securities ........ $    4,601.9   $      84.6     $  1,029.4    $       21.0    $   5,631.3    $      105.6
                                      =============  ==============  ============  ==============  =============  ===============

      The Company's fixed maturity investment portfolio includes corporate high yield securities consisting primarily of public high yield bonds. These corporate high yield securities are classified as other than investment grade by the various rating agencies, i.e., a rating below Baa3/BBB- or National Association of Insurance Commissioners ("NAIC") designation of 3 (medium grade), 4 or 5 (below investment grade) or 6 (in or near default). At December 31, 2005, approximately $345.0 million, or 4.0%, of the $8,662.4 million aggregate amortized cost of fixed maturities held by the Company was considered to be other than investment grade.

      At December 31, 2005, the carrying value of fixed maturities which were non-income producing for the twelve months preceding that date was $4.1 million.

      The Company holds equity in limited partnership interests and other equity method investments. The carrying values at December 31, 2005 and 2004 were $172.4 million and $198.8 million, respectively.

      The payment terms of mortgage loans on real estate may from time to time be restructured or modified. The investment in restructured mortgage loans on real estate, based on amortized cost, amounted to $5.3 million and $13.9 million at December 31, 2005 and 2004, respectively. Gross interest income on these loans included in net investment income aggregated $0.3 million, $0.2 million, $0.5 million and $1.3 million for the full year 2005, six months ended December 31, 2004, six months ended June 30, 2004 and full year 2003, respectively. Gross interest income on restructured mortgage loans on real estate that would have been recorded in accordance with the original terms of such loans amounted to $0.4 million, $0.2 million, $0.7 million and $1.6 million for the full year 2005, six months ended December 31, 2004, six months ended June 30, 2004, and full year 2003, respectively.

      Impaired mortgage loans along with the related investment valuation allowances follow:

                                                                                         DECEMBER 31,
                                                                            ----------------------------------------
                                                                                   2005                 2004
                                                                            -------------------  -------------------
                                                                                         (IN MILLIONS)

        Impaired mortgage loans with investment valuation allowances.......  $         14.7       $          4.9
        Impaired mortgage loans without investment valuation allowances....             8.8                 11.9
                                                                            -------------------  -------------------
        Recorded investment in impaired mortgage loans.....................            23.5                 16.8
        Investment valuation allowances....................................            (1.6)                (0.5)
                                                                            -------------------  -------------------
        Net Impaired Mortgage Loans........................................  $         21.9       $         16.3
                                                                            ===================  ===================

      Interest income recognized on impaired mortgage loans totaled $2.0 million, $0.4 million, $(0.1) million and $4.1 million for the full year 2005, six months ended December 31, 2004, six months ended June 30, 2004, and full year 2003, respectively.

      Mortgage loans on real estate are placed on nonaccrual status once management believes the collection of accrued interest is doubtful. Once mortgage loans on real estate are classified as nonaccrual loans, interest income is recognized under the cash basis of accounting and the resumption of the interest accrual would commence only after all past due interest has been collected or the mortgage loan on real estate has been restructured to where the collection of interest is considered likely. At December 31, 2005 and 2004, respectively, the carrying value of mortgage loans on real estate that had been classified as nonaccrual loans was $3.8 million and $0.0 million.

      The Company's investment in equity real estate is through direct ownership and through investments in real estate joint ventures. At December 31, 2005 $3.5 million of equity real estate was held-for-sale and at December 31, 2004, there was no equity real estate held-for-sale. For 2005, 2004 and 2003, no real estate was acquired in satisfaction of debt. At December 31, 2005 and 2004, the Company owned $12.6 million and $12.8 million, respectively, of real estate acquired in satisfaction of debt.

      Accumulated depreciation on real estate was $12.1 million and $4.0 million at December 31, 2005 and 2004, respectively. Depreciation expense on real estate totaled $8.1 million, $4.0 million, $5.2 million and $10.3 million for the full year 2005, six months ended December 31, 2004, six months ended June 30, 2004, and full year 2003, respectively.

      Investment valuation allowances for mortgage loans and equity real estate and changes thereto follow:

                                                                     YEAR        Six Months       Six Months          Year
                                                                    ENDED           Ended           Ended             Ended
                                                                 DECEMBER 31,    December 31,      June 30,        December 31,
                                                                     2005           2004             2004             2003
                                                                --------------- -------------- ----------------- ----------------
                                                                 (SUCCESSOR)     (Successor)     (Predecessor)    (Predecessor)
                                                                                         (IN MILLIONS)

             Balances, beginning of period..................... $         0.5     $      22.2    $      20.0       $      22.7
             Additions charged to income.......................           1.6             0.5            3.4               0.9
             Deductions for writedowns and asset dispositions..          (0.5)            -             (1.2)             (3.6)
             Effect of push-down accounting of AXA Financial
                Group's purchase price on the Company's net
                assets.........................................           -             (22.2)           -                 -
                                                                --------------- -------------- ----------------- ----------------
             Balances, End of Period........................... $         1.6     $       0.5    $      22.2       $      20.0
                                                                =============== ============== ================= ================

             Balances, end of period comprise:
             Mortgage loans on real estate..................... $         1.6     $       0.5    $      22.2       $      20.0
                                                                =============== ============== ================= =================

       The following presents the Company's investment in 5.6 million units in AllianceBernstein, an affiliate, which is included in other invested assets:

                                                                                   DECEMBER 31,
                                                                                       2005
                                                                                 -----------------
                                                                                  (IN MILLIONS)

       Balance, beginning of year ..............................................  $     225.0
       Equity in net earnings...................................................         18.9
       Dividends received.......................................................        (17.5)
                                                                                 -----------------
       Balance, End of Year.....................................................  $     226.4
                                                                                 =================

5)    GOODWILL AND OTHER INTANGIBLE ASSETS

      Goodwill of $425.8 million was recorded as a result of the acquisition of MONY by AXA Financial. Goodwill is not subject to amortization, therefore regular impairment testing is required. In connection with the MONY integration, management continues to evaluate the products sold by the Company as part of an overall review of insurance products offered by AXA Equitable and AXA Financial's other insurance subsidiaries with a view towards reducing duplication of products, improving the quality of the product line-up and enhancing the overall profitability of AXA Financial Group. This evaluation has resulted in the recent discontinuation of new sales of all life insurance and annuity products, except for certain variable and fixed annuities in limited markets, interest-sensitive whole life insurance and group term life insurance. In addition, in the first half of 2005, MONY Life financial professionals became financial professionals of affiliates AXA Network, LLC and AXA Advisors, LLC. As a result of the expected reduction of the Company's profits from future sales and the transfer of the agency sales force to affiliates, a $425.8 million goodwill impairment charge was recorded in the last six months of 2004. Also, in connection with the transfer of MONY Life's sales force to affiliates in 2005, the intangible asset of $23.9 million related to MONY Life's distribution network was transferred to AXA Financial Group.

      The following presents the Company's intangible assets, including VOBA, as of December 31, 2005 and 2004, related to AXA Financial's acquisition of
      MONY:

                                                            GROSS             LESS:              LESS:
                                                           CARRYING        ACCUMULATED         IMPACT OF
                                                            AMOUNT       AMORTIZATION(1)    CO-INSURANCE(2)          NET
                                                        --------------- ------------------ ------------------  ----------------
                                                                                   (IN MILLIONS)
DECEMBER 31, 2005
-----------------
Intangible assets subject to amortization:
    VOBA..............................................    $     868.8     $    (106.6)       $     (27.9)        $     734.3
    Insurance distribution network(3).................           38.0            (3.8)               -                  34.2
    Mutual fund distribution fees.....................           20.9           (12.1)               -                   8.8
                                                        --------------- ------------------ ------------------  ----------------
Total intangible assets subject to amortization.......          927.7          (122.5)             (27.9)              777.3
                                                        --------------- ------------------ ------------------  ----------------
Intangible assets not subject to amortization:
    Investment management contracts...................           60.0             -                  -                  60.0
                                                        --------------- ------------------ ------------------  ----------------
Total Intangible Assets...............................    $     987.7     $    (122.5)       $     (27.9)        $     837.3
                                                        =============== ================== ==================  ================

December 31, 2004
-----------------
Intangible assets subject to amortization:
    VOBA..............................................    $     868.8     $     (76.1)       $     (27.9)        $     764.8
    Insurance distribution network....................           64.0            (2.4)               -                  61.6
    Mutual fund distribution fees.....................           20.9            (5.2)               -                  15.7
                                                        --------------- ------------------ ------------------  ----------------
Total intangible assets subject to amortization.......          953.7           (83.7)             (27.9)              842.1
                                                        --------------- ------------------ ------------------  ----------------

Intangible assets not subject to amortization:
    Investment management contracts...................           60.0             -                  -                  60.0
                                                        --------------- ------------------ ------------------  ----------------
Total Intangible Assets...............................    $   1,013.7     $     (83.7)       $     (27.9)        $     902.1
                                                        =============== ================== ==================  ================

-------------
      (1) Includes reactivity to unrealized investment gains and losses.
      (2) The impact of co-insurance shown above relates to the co-insurance agreement entered into on December 31, 2004 between USFL and AXA Financial (Bermuda) Ltd. ("AXA Bermuda"), an affiliate, whereby AXA Bermuda assumed certain term life insurance contracts written by USFL as described further in Note 14 of Notes to Consolidated Financial Statements.
     (3) In connection with the transfer of MONY Life's sales force to affiliates in 2005, the intangible asset of $23.9 million related to MONY Life's distribution network was transferred to AXA Financial Group.

      For the full year 2005 and six months ended December 31, 2004, total amortization expense related to these intangible assets was $65.6 million and $64.9 million, respectively. Intangible assets amortization expense is estimated to range from $80.0 million in 2006 to $56.9 million in 2010.

6)    EQUITY METHOD INVESTMENTS

      Included in equity real estate or other equity investments, as appropriate, are interests in real estate joint ventures and limited partnership interests accounted for under the equity method with a total carrying value of $172.4 million and $203.5 million at December 31, 2005 and 2004, respectively. The Company's total equity in net earnings (losses) for these real estate joint ventures and limited partnership interests was $30.7 million, $(2.8) million, $13.0 million, and $15.0 million, respectively, for the full year 2005, six months ended December 31, 2004, six months ended June 30, 2004, and full year 2003, respectively.

      Summarized below is the combined financial information only for those real estate joint ventures and for those limited partnership interests accounted for under the equity method in which the Company has an investment of $10 million or greater and an equity interest of 10% or greater (0 and 2 individual ventures at December 31, 2005 and 2004, respectively) and the Company's carrying value and equity in net earnings for those real estate joint ventures and limited partnership interests:

                                                                                           DECEMBER 31,
                                                                                ------------------------------------
                                                                                     2005(1)             2004
                                                                                ----------------   -----------------
                                                                                           (IN MILLIONS)
        BALANCE SHEETS
        Investments in securities, generally at estimated fair value...........  $         -        $       189.4
        Cash and cash equivalents..............................................            -                  0.4
        Other assets...........................................................            -                  8.4
                                                                                ----------------   -----------------
        Total Assets...........................................................  $         -        $       198.2
                                                                                ================   =================

        Borrowed funds - third party...........................................  $         -        $        95.5
        Other liabilities......................................................            -                  2.8
                                                                                ----------------   -----------------
        Total liabilities......................................................            -                 98.3
                                                                                ----------------   -----------------

        Partners' capital......................................................            -                 99.9
                                                                                ----------------   -----------------
        Total Liabilities and Partners' Capital................................  $         -        $       198.2
                                                                                ================   =================

        The Company's Carrying Value in These Entities Included Above..........  $         -        $        38.7
                                                                                ================   =================

                                                                      YEAR           Six Months       Six Months          Year
                                                                      ENDED            Ended             Ended            Ended
                                                                   DECEMBER 31,     December 31,        June 30,       December 31,
                                                                      2005(1)           2004             2004             2003
                                                                  --------------  ---------------  ----------------- ---------------
                                                                   (SUCCESSOR)      (Successor)     (Predecessor)     (Predecessor)
                                                                                            (IN MILLIONS)

              STATEMENTS OF EARNINGS
               Revenues of real estate joint ventures............ $    -          $        6.2       $       15.3      $      20.8
               Interest expense - third party....................      -                  (0.8)              (1.7)            (2.4)
               Other expenses....................................      -                  (2.9)              (1.9)            (3.5)
                                                                  -------------- ----------------- ----------------- ---------------
               Net Earnings...................................... $    -          $        2.5       $       11.7      $      14.9
                                                                  ============== ================= ================= ===============

               The Company's Equity in Net Earnings of These
                 Entities Included Above......................... $    -          $        1.3       $        4.3      $       4.9
                                                                  ============== ================= ================= ===============

----------
(1) At December 31, 2005 there were no individual ventures which had an investment of $10 million or greater and an equity interest of 10% or greater due to secondary offerings which brought the equity interest below 10%.

7)    NET INVESTMENT INCOME AND INVESTMENT GAINS (LOSSES)

      The sources of net investment income follow:

                                                             YEAR           Six Months       Six Months         Year
                                                             ENDED            Ended            Ended            Ended
                                                          DECEMBER 31,     December 31,       June 30,       December 31,
                                                              2005             2004             2004            2003
                                                        ---------------  ----------------- ---------------- ----------------
                                                          (SUCCESSOR)       (Succesor)     (Predecessor)    (Predecessor)
                                                                                  (IN MILLIONS)

Fixed maturities.......................................  $      450.3     $    202.3        $    237.3       $    498.9
Mortgage loans on real estate..........................         124.9           78.9              69.4            143.4
Equity real estate.....................................          83.4           40.7              25.5             22.0
Other equity investments...............................          31.8           (0.8)              7.0             12.7
Policy loans...........................................          68.3           35.7              36.7             78.7
Other investment income................................          14.2            4.2               2.6             20.0
                                                        --------------- ------------------ ---------------- ---------------

   Gross investment income.............................         772.9          361.0             378.5            775.7

Investment expenses....................................         (93.2)         (53.3)            (26.8)           (51.5)
                                                        --------------- ------------------ ---------------- --------------

Net Investment Income..................................  $      679.7     $    307.7        $    351.7       $    724.2
                                                        =============== ================== ================ ===============

    Investment Gains (Losses), including changes in the valuation allowances, follow:


                                                                   YEAR         Six Months        Six Months          Year
                                                                   ENDED           Ended             Ended            Ended
                                                                DECEMBER 31,    December 31,        June 30,       December 31,
                                                                   2005             2004              2004            2003
                                                              --------------- ----------------- --------------- -----------------
                                                                (SUCCESSOR)     (Successor)     (Predecessor)     (Predecessor)
                                                                                        (IN MILLIONS)

      Fixed maturities.......................................   $    (3.6)     $      8.2       $    (8.8)        $    50.0
      Mortgage loans on real estate..........................         2.1             7.3            (0.3)             18.6
      Equity real estate.....................................         0.2             0.1            (0.4)              1.3
      Other equity investments...............................         0.6            (1.1)           (1.9)             (9.1)
      Other..................................................         2.4            (0.1)            6.3             (14.4)
                                                              -------------- ------------------ --------------- -----------------
      Investment Gains (Losses), Net.........................   $     1.7      $     14.4       $    (5.1)        $    46.4
                                                              ============== ================== =============== =================

      Writedowns of fixed maturities amounted to $6.6 million, $8.5 million, $2.1 million and $30.0 million for the full year 2005, six months ended December 31, 2004, six months ended June 30, 2004, and full year 2003, respectively. Writedowns of mortgage loans on real estate and equity real estate amounted to $0.7 million and $0.0 million for the full year 2005, respectively, and $0.0 million and $0.0 million, respectively, for the six months ended December 31, 2004, six months ended June 30, 2004, and full year 2003.

      For the full year 2005, six months ended December 31, 2004, six months ended June 30, 2004, and full year 2003, respectively, proceeds received on sales of fixed maturities classified as available for sale amounted to $198.4 million, $931.8 million, $857.1 million and $1,844.2 million. Gross gains of $2.3 million, $15.5 million, $21.3 million and $70.3 million and gross losses of $7.8 million, $1.7 million, $32.5 million and $0.4 million were realized on these sales for the full year 2005, six months ended December 31, 2004, six months ended June 30, 2004, and full year 2003, respectively. The change in unrealized investment (losses) gains related to fixed maturities classified as available for sale for the full year 2005, six months ended December 31, 2004, six months ended June 30, 2004, and full year 2003, amounted to $(209.5) million, $182.1 million, $(41.5) million and $(43.2) million, respectively.

      The net unrealized investment gains (losses) included in the balance sheets as a component of accumulated other comprehensive income and the changes for the corresponding years, on a line by line basis, follow:

                                                                  YEAR          Six Months        Six Months          Year
                                                                  ENDED            Ended             Ended            Ended
                                                              DECEMBER 31,     December 31,        June 30,        December 31,
                                                                  2005             2004              2004             2003
                                                             --------------- ----------------- ---------------- ---------------
                                                               (SUCCESSOR)     (Successor)       (Predecessor)    (Predecessor)
                                                                                        (IN MILLIONS)

     Balance, beginning of period...........................    $     40.1     $    35.6        $     84.6       $     95.0
     Changes in unrealized investment (losses) gains........        (209.3)        183.0            (243.9)           (30.3)
     Changes in unrealized investment gains (losses)
       attributable to:
        Closed Block policyholder dividend obligation.......         104.1        (102.9)             78.2             17.0
        DAC and VOBA........................................          25.2         (19.6)             50.6            (12.2)
        Deferred income taxes...............................          27.6         (20.4)             66.1             15.1
     Effect of push-down accounting of AXA Financial
        Group's purchase price on the Company's net assets..           -           (35.6)              -                -
                                                             --------------- --------------- ----------------- ---------------
     Balance, end of period.................................    $    (12.3)    $    40.1        $     35.6       $     84.6
                                                             =============== =============== ================= ===============

     Balance, end of period comprises:
        Unrealized investment gains on:

           Fixed maturities.................................    $    (27.4)    $   182.1        $    242.0       $    471.4
           Other equity investments.........................           1.1           0.9               4.1              8.1
           Other............................................           -             -                 1.1             11.6
                                                             --------------- ------------------ -------------- ---------------
            Total...........................................         (26.3)        183.0             247.2            491.1

        Amounts of unrealized investment (losses) gains
         attributable to:
          Closed Block policyholder dividend obligation.....           1.2        (102.9)            (91.8)          (170.0)
          DAC and VOBA......................................           5.6         (19.6)            (55.7)          (106.3)
          Deferred income taxes.............................           7.2         (20.4)            (64.1)          (130.2)
                                                             --------------- ------------------ -------------- ---------------
     Total..................................................    $   (12.3)     $    40.1        $     35.6       $     84.6
                                                             =============== ================== ============== ===============

      Changes in unrealized (losses) gains reflect changes in fair value of only those fixed maturities and equity securities classified as available for sale and do not reflect any changes in fair value of policyholders' account balances and future policy benefits.

8)    OTHER COMPREHENSIVE (LOSS) INCOME

      Accumulated other comprehensive income represents cumulative gains and losses on items that are not reflected in earnings. The balances for the past three years follow:

                                                                  DECEMBER 31,      December 31,        June 30,       December 31,
                                                                      2005              2004              2004             2003
                                                                 ------------- ----------------- ------------------ ----------------
                                                                   (SUCCESSOR)      (Successor)      (Predecessor)    (Predecessor)
                                                                                            (IN MILLIONS)
         Unrealized gains on investments........................  $   (12.3)       $     40.1        $      35.6       $     84.6
         Minimum pension liability..............................        -                 -                (12.4)           (13.8)
                                                                 ------------- ----------------- ------------------ ----------------
         Total Accumulated Other Comprehensive (Loss) Income....  $   (12.3)       $     40.1        $      23.2       $     70.8
                                                                 ============= ================= ================== ================

    The components of other comprehensive (loss) income for the past three years follow:

                                                                 YEAR         Six Months     Six Months         Year
                                                                 ENDED          Ended          Ended           Ended
                                                              DECEMBER 31,    December 31,    June 30,       December 31,
                                                                  2005           2004          2004              2003
                                                             --------------- ------------- --------------- ----------------
                                                              (SUCCESSOR)    (Successor)    (Predecessor)    (Predecessor)
                                                                                     (IN MILLIONS)

Net unrealized (losses) gains on investments:
   Net unrealized (losses) gains arising during the period..   $ (213.8)     $  196.2       $ 241.1)        $   (41.1)
   (Gains) losses reclassified into net earnings during the
      period................................................        4.5         (13.2)          2.8              10.8
                                                             --------------- ------------- --------------- ----------------
Net unrealized (losses) gains on investments................     (209.3)        183.0        (243.9)            (30.3)
Adjustments for policyholders' liabilities, DAC and VOBA
   and deferred income taxes................................      156.9        (142.9)        194.9              19.9
                                                             --------------- ------------- --------------- ----------------
Change in unrealized (losses) gains, net of adjustments.....      (52.4)         40.1         (49.0)            (10.4)

Change in minimum pension liability.........................        -             -             1.4               1.2
                                                             --------------- ------------- --------------- ----------------
Total Other Comprehensive (Loss) Income.....................   $  (52.4)     $   40.1       $ (47.6)        $    (9.2)
                                                             =============== ============= =============== ================


9)    CLOSED BLOCK

      The excess of Closed Block liabilities over Closed Block assets (adjusted to exclude the impact of related amounts in accumulated other comprehensive income) represents the expected maximum future post-tax earnings from the Closed Block which would be recognized in income from continuing operations over the period the policies and contracts in the Closed Block remain in force. As of January 1, 2001, the Company had developed an actuarial calculation of the expected timing of its Closed Block earnings. Further, in connection with the acquisition of MONY, AXA Financial Group has developed a revised actuarial calculation of the expected timing of the Company's Closed Block earnings as of July 1, 2004.

      If the actual cumulative earnings from the Closed Block are greater than the expected cumulative earnings, only the expected earnings will be recognized in net income. Actual cumulative earnings in excess of expected cumulative earnings at any point in time are recorded as a policyholder dividend obligation because they will ultimately be paid to Closed Block policyholders as an additional policyholder dividend unless offset by future performance that is less favorable than originally expected. If a policyholder dividend obligation has been previously established and the actual Closed Block earnings in a subsequent period are less than the expected earnings for that period, the policyholder dividend obligation would be reduced (but not below zero). If, over the period the policies and contracts in the Closed Block remain in force, the actual cumulative earnings of the Closed Block are less than the expected cumulative earnings, only actual earnings would be recognized in income from continuing operations. If the Closed Block has insufficient funds to make guaranteed policy benefit payments, such payments will be made from assets outside the Closed Block.

      Many expenses related to Closed Block operations, including amortization of DAC and VOBA, are charged to operations outside of the Closed Block; accordingly, net revenues of the Closed Block do not represent the actual profitability of the Closed Block operations. Operating costs and expenses outside of the Closed Block are, therefore, disproportionate to the business outside of the Closed Block.

      Summarized financial information for the Closed Block is as follows:

                                                                                           DECEMBER 31,         December 31,
                                                                                              2005                  2004
                                                                                         ------------------  ---------------
                                                                                                   (IN MILLIONS)
     CLOSED BLOCK LIABILITIES:
     Future policy benefits, policyholders' account balances and other.................. $    7,332.4        $    7,360.9
     Policyholder dividend obligation...................................................        142.5               250.8
     Other liabilities..................................................................         31.0                28.7
                                                                                         ------------------  ---------------
     Total Closed Block liabilities.....................................................      7,505.9             7,640.4
                                                                                         ------------------  ---------------

     ASSETS DESIGNATED TO THE CLOSED BLOCK:
     Fixed maturities, available for sale, at estimated fair value (amortized cost,
        $4,399.0 and $4,338.0)..........................................................      4,397.8             4,440.9
     Mortgage loans on real estate......................................................        560.1               592.5
     Policy loans.......................................................................      1,003.7             1,025.0
     Cash and other invested assets.....................................................        135.8                91.1
     Other assets.......................................................................        295.1               314.0
                                                                                         ------------------  ---------------
     Total assets designated to the Closed Block........................................      6,392.5             6,463.5
                                                                                         ------------------  ---------------

     Excess of Closed Block liabilities over assets designated to the Closed Block......      1,113.4             1,176.9

     Amounts included in accumulated other comprehensive income:
     Net unrealized (losses) gains, net of policyholder dividend obligation of $(1.2)
         and $102.9.....................................................................          -                   -
                                                                                         ------------------  ---------------

     Maximum Future Earnings To Be Recognized From Closed Block Assets and Liabilities.. $    1,113.4        $    1,176.9
                                                                                         ==================  ===============

     Closed Block revenues and expenses were as follows:

                                                                  YEAR           Six Months      Six Months          Year
                                                                  ENDED            Ended            Ended           Ended
                                                               DECEMBER 31,     December 31,      June 30,       December 31,
                                                                   2005             2004            2004             2003
                                                             --------------- ----------------- --------------- -----------------
                                                               (SUCCESSOR)      (Successor)    (Predecessor)    (Predecessor)
                                                                                       (IN MILLIONS)

  REVENUES:
  Premiums and other income.................................    $    410.0    $       229.9    $       221.0   $       481.1
  Investment income (net of investment expenses of $5.8,
     $2.9, $2.8 and $5.2)...................................         340.9            172.3            184.2           393.5
  Investment (losses) gains, net............................          (3.9)            13.1             (2.4)           12.2
                                                             --------------- ----------------- --------------- -----------------
     Total Revenues.........................................         747.0            415.3            402.8           886.8
                                                             --------------- ----------------- --------------- -----------------

  BENEFITS AND OTHER DEDUCTIONS:
  Policyholders' benefits and dividends.....................         644.8            362.8            354.5           783.3
  Other operating costs and expenses........................           4.5              2.6              5.2            15.3
                                                             --------------- ----------------- --------------- -----------------
     Total benefits and other deductions....................         649.3            365.4            359.7           798.6
                                                             --------------- ----------------- --------------- -----------------
  Net revenues before income taxes..........................          97.7             49.9             43.1            88.2
  Income tax expense........................................         (34.2)           (17.4)           (15.1)          (30.9)
                                                             --------------- ----------------- --------------- -----------------
  Net Revenues..............................................   $      63.5      $      32.5      $      28.0     $      57.3
                                                             =============== ================= =============== =================

      Reconciliation of the policyholder dividend obligation is as follows:

                                                                                   YEAR          Six Months        Six Months
                                                                                   ENDED            Ended            Ended
                                                                                DECEMBER 31,     December 31,       June 30,
                                                                                   2005             2004              2004
                                                                              --------------- ------------------ ----------------
                                                                                (SUCCESSOR)    (Predecessor)      (Predecessor)
                                                                                               (IN MILLIONS)

        Balance, beginning of period..........................................   $    250.8     $   158.8           $  235.7
        Applicable to Net Revenues............................................         (4.1)          0.2                1.4
        Unrealized investment (losses) gains..................................       (104.2)        102.9              (78.3)
        Effect of push-down accounting of AXA Financial Group's purchase
           price on the Company's net assets..................................          -           (11.1)               -
                                                                                ------------- ------------------ ----------------
        Balance, End of Period................................................   $    142.5     $   250.8           $  158.8
                                                                                ============= ================== ================

      Closed Block valuation allowances on mortgage loans on real estate amounted to $0.0 million and $0.2 million at December 31, 2005 and 2004, respectively. Writedowns of fixed maturities amounted to $2.5 million, $0.3 million, $0.6 million and $16.5 million for the full year 2005, six months ended December 31, 2004, six months ended June 30, 2004, and full year 2003, respectively.

10)   GMDB, GMIB AND NO LAPSE GUARANTEE FEATURES

      A) Variable Annuity Contracts - GMDB and GMIB
         ------------------------------------------

      The Company has certain variable annuity contracts with GMDB and GMIB features in force that guarantee one of the following:

      o Return of Premium: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals);

      o Ratchet: the benefit is the greatest of current account value, premiums paid (adjusted for withdrawals), or the highest account value on any anniversary up to contractually specified ages (adjusted for withdrawals);

      o Roll-Up: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals) accumulated at contractually specified interest rates up to specified ages; or

      o Combo: the benefit is the greater of the ratchet benefit or the roll-up benefit.

      The following table summarizes the GMDB and GMIB liabilities, before reinsurance ceded, reflected in the General Account in future policy benefits and other policyholders' liabilities in 2005:

                                                                GMDB                GMIB              TOTAL
                                                           ----------------   -----------------  -----------------
                                                                               (IN MILLIONS)

      Balance at December 31, 2003........................  $        4.0       $        -         $         4.0
        Impact of adoption of SOP 03-1....................          (3.2)               0.1                (3.1)
        Paid guarantee benefits...........................          (3.8)               -                  (3.8)
        Other changes in reserve..........................           4.0                -                   4.0
                                                           ----------------   -----------------  -----------------
      Balance at December 31, 2004........................           1.0                0.1                 1.1
         Paid guarantee benefits..........................          (3.1)               -                  (3.1)
        Other changes in reserve..........................           2.7                0.1                 2.8
                                                           ----------------   -----------------  -----------------
      Balance at December 31, 2005........................  $        0.6       $        0.2       $         0.8
                                                           ================   =================  =================

      Related GMDB reinsurance ceded amounts were:

                                                                 GMDB
                                                           ----------------
                                                            (IN MILLIONS)

      Balance at December 31, 2003........................  $        -
        Impact of adoption of SOP 03-1....................          (0.4)
        Paid guarantee benefits...........................           3.1
        Other changes in reserve..........................          (3.7)
                                                           ----------------
      Balance at December 31, 2004........................          (1.0)
        Paid guarantee benefits...........................          (0.1)
        Other changes in reserve..........................           1.3
                                                           ----------------
      Balance at December 31, 2005........................  $        0.2
                                                           ================

      The December 31, 2005 values for those variable annuity contracts with GMDB and GMIB features are presented in the following table. For contracts with the GMDB feature, the net amount at risk in the event of death is the amount by which the GMDB benefits exceed related account values. For contracts with the GMIB feature, the net amount at risk in the event of annuitization is the amount by which the present value of the GMIB benefits exceeds related account values, taking into account the relationship between current annuity purchase rates and the GMIB guaranteed annuity purchase rates. Since variable annuity contracts with GMDB guarantees may also offer GMIB guarantees in the same contract, the GMDB and GMIB amounts listed are not mutually exclusive:

                                                 RETURN
                                                   OF
                                                PREMIUM       RATCHET        ROLL-UP         COMBO           TOTAL
                                             ------------- --------------  -------------  -------------  --------------
                                                                           (IN MILLIONS)

     GMDB:
     ----
       Account values invested in:
              General Account.........     $       234      $    379           N.A.          $    34     $     647
              Separate Accounts.......     $     1,016      $  1,809           N.A.          $   168     $   2,993
       Net amount at risk, gross......     $        16      $    247           N.A.          $    35     $     298
       Net amount at risk, net of
         amounts reinsured............     $        16      $    193           N.A.          $     -     $     209
       Average attained age of
         contractholders..............            61.2          60.9           N.A.             60.1          61.0
       Percentage of contractholders
         over age 70..................            18.2%         15.8%          N.A.             12.3%         16.7%
       Contractually specified
         interest return rates........             N.A.          N.A.          N.A.              5.0%

     GMIB:
     ----
       Account values invested in:
              General Account.........             N.A.          N.A.     $      34              N.A.    $      34
              Separate Accounts.......             N.A.          N.A.     $     170              N.A.    $     170
       Net amount at risk, gross......             N.A.          N.A.     $       -              N.A.    $       -
                                                   N.A.
       Net amount at risk, net of
         amounts reinsured............             N.A.          N.A.     $       -              N.A.    $       -
       Weighted average years
         remaining until earliest
         annuitization................             N.A.          N.A.           6.8              N.A.          6.8
        Contractually specified
          interest return rates.......             N.A.          N.A.           5.0%             N.A.

      B) Separate Account Investments by Investment Category Underlying GMDB and
         -----------------------------------------------------------------------
         GMIB Features
         -------------

      The total account values of variable annuity contracts with GMDB and GMIB features include amounts allocated to the guaranteed interest option which is part of the General Account and variable investment options which invest through Separate Accounts in variable insurance trusts. The following table presents the aggregate fair value of assets, by major investment category, held by Separate Accounts that support variable annuity contracts with GMDB and GMIB benefits and guarantees. The investment performance of the assets impacts the related account values and, consequently, the net amount at risk associated with the GMDB and GMIB benefits and guarantees. Since variable annuity contracts with GMDB benefits and guarantees may also offer GMIB benefits and guarantees in each contract, the GMDB and GMIB amounts listed are not mutually exclusive:

               INVESTMENT IN VARIABLE INSURANCE TRUST MUTUAL FUNDS

                                                                                  DECEMBER 31,       December 31,
                                                                                      2005               2004
                                                                                 ----------------  ------------------
                                                                                            (IN MILLIONS)
      GMDB:
         Equity.................................................................  $    2,350        $    2,519
         Fixed income...........................................................         464               523
         Balanced...............................................................          72                78
         Other..................................................................         107               128
                                                                                 ----------------  ------------------
         Total..................................................................  $    2,993        $    3,248
                                                                                 ================  ==================

      GMIB:
         Equity.................................................................  $      129        $      128
         Fixed income...........................................................          33                38
         Balanced...............................................................           3                 3
         Other..................................................................           5                 4
                                                                                 ----------------  ------------------
         Total..................................................................  $      170        $      173
                                                                                 ================  ==================

      C) Variable and Interest-Sensitive Life Insurance Policies - No Lapse
         ------------------------------------------------------------------
         Guarantee
         ---------

      The no lapse guarantee feature contained in variable and interest-sensitive life insurance policies keeps them in force in situations where the policy value is not sufficient to cover monthly charges then due. The no lapse guarantee remains in effect so long as the policy meets a contractually specified premium funding test and certain other requirements. At December 31, 2005 and 2004, the Company had liabilities of $0.1 million and $0.5 million, respectively, for no lapse guarantees reflected in the General Account in future policy benefits and other policyholders liabilities.

11)   LONG-TERM DEBT

      The Company's long-term debt consists of the following:

                                                                                            DECEMBER 31,      December 31,
                                                                                                2005              2004
                                                                                          ----------------- -----------------
                                                                                                    (IN MILLIONS)

      Surplus notes, 11.25%, due 2024.................................................... $            1.9    $         1.9
      Intercompany Surplus Note, 8.65%, due 2012.........................................            115.0            115.0
      Intercompany Surplus Note, 8.65%, due 2024.........................................            100.0            100.0
                                                                                          ----------------- -----------------
          Total long-term debt........................................................... $          216.9    $       216.9
                                                                                          ================= =================

      At December 31, 2005 the Company had two separate surplus notes (the "Intercompany Surplus Notes") outstanding with AXA Financial. The Intercompany Surplus Notes have a par value of $115.0 million and $100.0 million, respectively. Principal on the Intercompany Surplus Notes is payable at maturity and interest is payable semi-annually.

12)   INCOME TAXES

      A summary of the income tax expense in the statements of operations follows:

                                                                      YEAR          Six Months        Six Months          Year
                                                                      ENDED           Ended             Ended            Ended
                                                                   DECEMBER 31,    December 31,        June 30,       December 31,
                                                                      2005             2004              2004             2003
                                                                 --------------- ----------------- ---------------- ----------------
                                                                   (SUCCESSOR)     (Successor)       (Predecessor)    (Predecessor)
                                                                                            (IN MILLIONS)

            Income tax expense (benefit):
                Current expense..................................   $      39.2     $       0.3       $      13.0      $      68.3
                Deferred expense (benefit).......................          60.4            13.1             (22.3)           (47.8)
                                                                  --------------- ----------------- ---------------- ---------------
            Total................................................   $      99.6     $      13.4       $      (9.3)     $      20.5
                                                                  =============== ================= ================ ===============

      The Federal income taxes attributable to consolidated operations are different from the amounts determined by multiplying the earnings before income taxes by the expected Federal income tax rate of 35%. The sources of the difference and their tax effects follow:

                                                                       YEAR          Six Months       Six Months          Year
                                                                       ENDED            Ended            Ended            Ended
                                                                    DECEMBER 31,     December 31,       June 30,       December 31,
                                                                       2005             2004             2004             2003
                                                                  --------------- --------------- ------------------- --------------
                                                                    (SUCCESSOR)      (Successor)    (Predecessor)     (Predecessor)
                                                                                             (IN MILLIONS)

           Tax at statutory rate.................................   $      92.2   $      (137.8)    $   (10.9)        $      24.8
           Goodwill impairment...................................           -             149.1           -                   -
           Dividends received deduction..........................          (4.3)            -            (1.8)               (6.0)
           Foreign loss disallowance.............................           0.7             1.2           -                   4.3
           Tax settlement/accrual adjustment.....................          11.4             3.8           -                  (4.2)
           Officers life insurance...............................          (1.0)           (2.8)          -                  (2.5)
           Meals and entertainment...............................           0.1             0.2           0.3                 1.3
           Other.................................................           0.5            (0.3)          3.1                 2.8
                                                                  --------------- --------------- ------------------- --------------
           Federal income tax expense (benefit)..................   $      99.6   $        13.4     $    (9.3)        $      20.5
                                                                  =============== =============== =================== ==============

      The components of the net deferred Federal income taxes are as follows:

                                                       DECEMBER 31, 2005                  December 31, 2004
                                                ---------------------------------  ---------------------------------
                                                    ASSETS         LIABILITIES         Assets         Liabilities
                                                ---------------  ----------------  ---------------   ---------------
                                                                           (IN MILLIONS)

        Compensation and related benefits....... $      71.9      $        -        $       71.9      $       -
        Reserves and reinsurance................       266.9               -               297.9              -
        DAC.....................................        90.4               -                87.9              -
        VOBA....................................         -               246.4               -              267.5
        Investments.............................         -               121.9               -              116.3
        Tax loss carryforwards..................         5.3               -                 9.6              -
        Intangibles.............................         -                47.5               5.2             52.8
        Fixed assets and software...............        80.1               -                79.3              -
        Policyholder dividends..................        30.4               -                41.4              -
        Non-life subsidiaries...................        51.3               -                55.2              -
        Other...................................        38.7               -                43.9              -
                                                 --------------  ----------------  ---------------   ---------------
        Total................................... $     635.0      $      415.8      $       687.1     $     436.6
                                                 ==============  ================  ===============   ===============

      At December 31, 2005, the Company had deferred tax loss carryforwards of $15.1 million for book income tax purposes. The loss carryforwards will expire beginning in the year 2020.

      In 2003, the Internal Revenue Service ("IRS") commenced an examination of the Company's federal income tax returns for the years 1998 through 2001. The tax years 1994 through 1997 are currently under review by the Appeals Office of the IRS. Management believes the examinations of the Company's federal income tax returns will have no material adverse effect on the Company's consolidated results of operations or financial position.

13)   STOCK OPTIONS

      In November 1998, MONY adopted the 1998 Stock Incentive Plan (the "1998 SIP") for employees of the Company and certain of its career financial professionals. As a condition for its approval by the New York Insurance Department, options awarded under the 1998 SIP were limited to no more than five percent of MONY's common shares outstanding as of the date of its initial public offering (2,361,908 shares). Options granted under the 1998 SIP included both Incentive Stock Options and Nonstatutory Stock Options ("NSOs") with exercise prices not less than 100% of the fair value of MONY's common stock as determined on their date of grant. In addition, each award had a 10-year contractual term from the date of grant and one-third vested and became exercisable on each of the first three anniversaries of the grant. In May 2002, MONY's shareholders approved the 2002 Stock Option Plan (the "2002 SOP") and the allocation of 5,000,000 shares of MONY common stock for grants under that plan. Options granted under the 2002 SOP were NSOs with exercise prices not less than 100% of the fair value of MONY's common stock as determined on the date of grant and vesting provisions determined at the discretion of MONY's board of directors. However, all options granted under the plan could not be exercised, transferred or otherwise disposed of by the grantee prior to December 24, 2003.

      On July 8, 2004, in connection with the acquisition of MONY by AXA Financial, each issued and outstanding unexercised stock option under the 1998 SIP and the 2002 SOP, whether vested or unvested, was cancelled and converted into the right to receive for each share covered by a stock option, the excess, if any, of $31.00 over the per share exercise price of the stock option, without interest, and net of applicable holding taxes. As further shown below in the summary of the Company's activity under its stock incentive plans, this resulted in the cash settlement of approximately 1.8 million stock options at a cost of $7.9 million. Each issued and outstanding unexercised stock option with a per share exercise price of $31.00 or more was cancelled without payment.

      Effective January 1, 2005 MONY Life employees became employees of AXA Equitable. Under the Company's respective service agreements with AXA Equitable (Successor Period), the Company is charged for services, including personnel services and employee benefits, provided on its behalf. The Company accounts for stock-based compensation using the intrinsic value method prescribed in APB No. 25 in both the Successor Period and Predecessor Period. The following table reflects the effect on net earnings (loss) if compensation expense for employee stock options awarded under the AXA Financial Group and MONY stock-based compensation plans had been recognized under the fair-value based method of SFAS No. 123.

                                                                       AXA FINANCIAL
                                                                        GROUP PLANS                MONY Plans
                                                                     ----------------- ----------------------------------
                                                                            YEAR          Six Months          Year
                                                                           ENDED             Ended           Ended
                                                                        DECEMBER 31,        June 30,      December 31,
                                                                            2005             2004             2003
                                                                     ----------------- ---------------- -----------------
                                                                         (SUCCESSOR)    (Predecessor)    (Predecessor)
                                                                                         (IN MILLIONS)

Net Earnings (Loss) as reported.....................................   $     163.8        $     (17.8)    $      56.2
Less: total stock-based employee compensation expense determined
    under fair value method for all awards, net of income tax.......          (3.6)              (2.3)           (5.4)
                                                                     ----------------- ---------------- -----------------
Pro Forma Net Earnings (Loss).......................................   $     160.2        $     (20.1)    $      50.8
                                                                     ================= ================ =================

      In the Predecessor Periods the Black-Scholes-Merton option pricing model was used in determining the fair value of option awards for purpose of the pro-forma disclosures above. The option pricing assumptions were as follows: exercise prices ranging from $20.90 to $44.25, dividend yields ranging from 1.02% to 2.37%, expected volatility ranging from 23.5% to 44.4%, and a range of interest rates from 3.3% to 6.7%.

      A summary of the Company's activity under its stock incentive plans for the six months ended June 30, 2004 and the full year 2003 is presented below:

                                                                  NUMBER OF        WEIGHTED AVERAGE
                                                                   SHARES            EXERCISE PRICE
                                                              ------------------   --------------------
Outstanding, December 31, 2002 (Predecessor)                      3,128,383            $   33.60
   Granted                                                          836,025            $   21.96
   Exercised                                                       (327,327)           $   30.19
   Forfeited, expired or cancelled                                 (127,874)           $   33.17
                                                              ------------------
Outstanding, December 31, 2003 (Predecessor)                      3,509,207            $   31.17
   Granted                                                            -                $     -
   Exercised                                                       (90,758)            $   28.12
   Forfeited, expired or cancelled                                 (28,690)            $   30.24
                                                              ------------------
Outstanding, June 30, 2004 (Predecessor)                          3,389,759            $   31.26
   Granted                                                            -                $     -
     Cash-settled in connection with the acquisition of
      MONY by AXA Financial                                      (1,791,955)           $   26.60
   Forfeited, expired or cancelled                               (1,597,804)           $   36.48
                                                              ------------------
Outstanding,  July 1, 2004 (Successor)                                -                $    -
                                                              ==================

      In May 2001, MONY shareholders approved The MONY Group Inc. Restricted Stock Ownership Plan (the "Plan"). Pursuant to the terms of the Plan, management had the authority to grant up to 1,000,000 restricted shares of MONY common stock to eligible employees, as defined in the Plan, and to establish vesting and forfeiture conditions relating thereto. During 2002 and 2001, MONY granted 97,143 and 352,050 restricted shares, respectively, to certain members of management pursuant to the Plan. These awards were conditioned on: (i) the expiration of a time-vesting period and (ii) an increase in the average per share price of MONY common stock above specified targets. In accordance with APB No. 25, compensation expense was recognized on the awards proportionally over the vesting period of the award provided that the condition with respect to the average price of MONY common stock was satisfied at the end of any period. In March 2003, MONY granted 334,050 restricted shares to certain members of management under the Plan. Vesting of the 2003 awards was conditioned only on the expiration of a time-vesting period. For the six months ended June 30, 2004 and the year ended December 31, 2003, the Company recognized $1.7 million and $2.6 million, respectively, of compensation expense relating to this program.

      On July 8, 2004, in connection with the acquisition of MONY by AXA Financial, each outstanding share of restricted stock, whether vested or unvested, was converted into the right to receive $31.00 per share, resulting in a cash settlement of approximately $16.3 million.

14)   RELATED PARTY TRANSACTIONS

      Effective July, 1, 2004, the Company participates in certain service agreements with AXA Equitable for personnel services, employee benefits, facilities, supplies and equipment which, are provided to the Company to conduct its business. The associated costs related to the service agreements are allocated to the Company based on methods that management believes are reasonable, including a review of the nature of such costs and time studies analyzing the amount of employee compensation costs incurred by the Company. As a result of such allocations, the Company incurred expenses of $167.4 million and $2.3 million for the full year 2005 and the six months ended December 31, 2004. In addition the Company had a payable of $40.2 million and $2.3 million at December 31, 2005 and 2004, respectively.

      In addition to the agreements discussed above, the Company has various other service and investment advisory agreements with affiliates. The amount of expenses incurred by the Company related to these agreements was $10.8 million, $10.6 million, $10.6 million, and $19.7 million for the full year 2005, six months ended December 31, 2004, six months ended June 30, 2004, and full year 2003, respectively. In addition, the Company had an intercompany payable of $0.0 million and $3.9 million at December 31, 2005 and December 31, 2004, respectively, related to these agreements.

      As more fully described in Note 15 of Notes to Consolidated Financial Statements, during the Successor period the Company began to cede its new variable and universal life policies on an excess of retention basis with AXA Equitable.

      On June, 6, 2005 the Company's agency sales force was transferred to AXA Advisors, LLC and AXA Network, LLC. As a result of this transfer, the Company received a $3.3 million payment from AXA Advisors, LLC and a $3.4 million payment from AXA Network, LLC for the estimated reduction of future renewal revenues of the Company's client accounts and is included in Commissions, fees and other income in the consolidated statements of operations.

      Effective December 31, 2004, USFL entered into a co-insurance agreement with AXA Bermuda, an affiliate, whereby AXA Bermuda agreed to reinsure certain term life insurance policies written by USFL. In connection with the co-insurance agreement with AXA Bermuda, USFL paid an initial premium of $144.2 million and ceded reserves of $176.1 million, deferring the $31.9 million net gain resulting from the transaction, which will be amortized over the remaining lives of the underlying reinsured contracts. In addition, USFL received a ceding commission of $51.5 million from AXA Bermuda, which was treated as a reduction of VOBA. Amortization of VOBA for the six months ended December 31, 2004 reflects a $24.7 million pre-tax write-off ($16.0 million after-tax) of VOBA that is no longer recoverable by USFL as a result of the co-insurance agreement with AXA Bermuda.

      The statements of operations include certain revenues and expenses ceded to AXA Bermuda under the co-insurance agreement as follows:

                                                                                              YEAR
                                                                                              ENDED
                                                                                          DECEMBER 31,
                                                                                              2005
                                                                                        ------------------
                                                                                          (IN MILLIONS)
               REVENUES:
               Premiums................................................................ $      (153.9)
               Other income............................................................          32.5
                                                                                        ------------------
                     Total revenues....................................................        (121.4)
                                                                                        ------------------

               BENEFITS AND OTHER DEDUCTIONS:
               Policyholders' benefits.................................................        (143.8)
               Amortization of deferred policy acquisition costs and value of business
                  acquired.............................................................          (5.0)
               Capitalization of deferred policy acquisition costs.....................          11.5
                                                                                        ------------------
                     Total benefits and other deductions...............................        (137.3)
                                                                                        ------------------

               Earnings Before Income Taxes and Cumulative Effect of an
                  Accounting Change.................................................... $        15.9
                                                                                        ==================

      At December 31, 2005 the company recorded a payable of $14.8 million to AXA Bermuda in connection with the co-insurance agreement.

15)   REINSURANCE

      During the predecessor periods, the Company used a variety of indemnity reinsurance agreements with reinsurers to control its loss exposure. Under the terms of these reinsurance agreements, the reinsurer was liable to reimburse the Company for the portion of paid claims ceded to it in accordance with the applicable reinsurance agreement. However, the Company remains contingently liable for all benefits payable even if the reinsurers fail to meet their obligations to the Company. Life insurance business written by the Company was ceded under various reinsurance contracts. The Company's general practice was to retain no more than $4.0 million of risk on any one person for individual products and $6.0 million for last survivor products. The benefits in connection with guaranteed minimum death benefits in excess of the return of premium benefit, which are offered under certain of the Company's annuity contracts, were 100% reinsured up to specified limits. Benefits in connection with the earnings increase benefit rider under the new MONY variable annuity were similarly reinsured. The guaranteed minimum income benefit in the new variable annuity product was 100% reinsured up to individual and aggregate limits as well as limits which are based on benefit utilization.

      During the successor period, the Company continued to reinsure most of its new variable life and universal life policies on an excess of retention basis, retaining up to a maximum of $4.0 million on single-life policies and $6.0 million on second-to-die policies. However, through October 2005 for amounts applied for in excess of those limits, reinsurance is ceded to AXA Equitable up to a combined maximum of $15.0 million on single-life policies and $20.0 million on second-to-die policies. In November 2005 AXA Equitable increased the retention on single-life policies to $25.0 million and on second-to-die policies to $30.0 million. For amounts applied in excess of those limits, reinsurance from unaffiliated third parties is now sought. New term life policies continued to be coinsured on a first dollar basis, with the Company reinsuring 65% of each risk up to its $4.0 million retention and 100.0% of any excess. In addition, for business underwritten by USFL, amounts in excess of its retention were ceded on a yearly renewable term basis; in 2005, the maximum retention amounts were increased from $750,000 for single life policies and $1.0 million for second to die policies to $1.5 million for single life policies and $2.0 million for second to die policies. A contingent liability exists with respect to reinsurance ceded should the reinsurers be unable to meet their obligations.

      During the predecessor and successor periods the Company ceded reinsurance on a variety of bases, including co-insurance and excess of retention, but in no case does the Company retain in excess of $4.0 million of risk on any one person for individual products and $6.0 million for last survivor products.

      At December 31, 2005 and 2004, respectively, reinsurance recoverables related to insurance contracts amounted to $919.6 million and $796.0 million, of which $339.9 million and $383.4 million relates to one specific third party reinsurer and $256.7 million and $176.1 million to AXA Bermuda.

      The following table summarizes the effect of reinsurance:

                                                               YEAR           Six Months        Six Months           Year
                                                               ENDED             Ended             Ended            Ended
                                                            DECEMBER 31,      December 31,        June 30,       December 31,
                                                               2005              2004              2004              2003
                                                          ---------------- ------------------ ---------------- -----------------
                                                            (SUCCESSOR)       (Successor)      (Predecessor)    (Predecessor)
                                                                                      (IN MILLIONS)
         Direct premiums..................................  $     849.4      $     439.6        $     409.0      $     840.1
         Reinsurance assumed..............................          9.3              8.7                -                8.0
         Reinsurance ceded................................       (303.5)           (79.0)             (62.1)          (124.4)
                                                           --------------- ------------------ ---------------- -----------------
         Premiums.........................................  $     555.2      $     369.3        $     346.9      $     723.7
                                                           =============== ================== ================ =================

         Universal Life and Investment-type Product
            Policy Fee Income Ceded.......................  $      93.1      $      29.3        $      19.5      $      38.0
                                                           =============== ================== ================ =================
         Policyholders' Benefits Ceded....................  $     307.2      $      84.8        $      56.5      $     150.5
                                                           =============== ================== ================ =================
         Interest Credited to Policyholders' Account
            Balances Ceded................................  $       2.2      $       1.2        $       1.1      $       2.4
                                                           =============== ================== ================ =================

16)   EMPLOYEE BENEFIT PLANS

      MONY Life has a qualified pension plan covering substantially all of the Company's former salaried employees. The provisions of the plan provide both (a) defined benefit accruals based on: (i) years of service, (ii) the employee's final average annual compensation and (iii) wage bases or benefits under Social Security, and (b) defined contribution accruals based on a Company matching contribution equal to 100% of the employee's elective deferrals under the incentive savings plan for employees up to 3% of the employee's eligible compensation and an additional 2% of eligible compensation for each active participant. Effective June 15, 1999, prospective defined contribution accruals in the defined benefit plan ceased and were redirected to the Investment Plan Supplement for Employees of MONY Life. The Company did not make any contribution in the current or prior year under Section 404 of the Internal Revenue Code ("IRC") because the plan was fully funded under Section 412 of the IRC. MONY Life uses a December 31 measurement date for its pension plans and other postretirement benefits.

      During 2002, the Company amended its Qualified Pension plan, which increased certain benefit liabilities payable thereunder. The amendment resulted in an increase of $3.7 million in the plan's projected benefit obligation.

      As of December 31, 2005 the assets of the qualified pension plan were primarily invested in MONY Pooled Accounts which include common stock, real estate, and public and private fixed maturity securities. At December 31, 2005 and 2004, $298.7 million and $311.6 million, respectively, were invested in the MONY Pooled Accounts. Benefits of $32.9 million, $16.6 million, $15.5 million and $34.0 million were paid by this plan for the full year 2005, six months ended December 31, 2004, the six months ended June 30, 2004, and full year 2003, respectively.

      MONY Life also sponsors a non-qualified employee excess pension plan, which provides both defined benefits and defined contribution accruals in excess of Internal Revenue Service ("IRS") limits to certain former employees. The benefits are based on years of service and the employee's final average annual compensation. Pension benefits are paid from the Company's general account.

      Components of net periodic expense for the Company's qualified and non-qualified plans were as follows:

                                                                  YEAR         Six Months      Six Months          Year
                                                                 ENDED           Ended            Ended            Ended
                                                              DECEMBER 31,    December 31,       June 30,        December 31,
                                                                  2005            2004            2004             2003
                                                             -------------- ---------------- -------------- -----------------
                                                              (SUCCESSOR)      (Successor)    (Predecessor)   (Predecessor)
                                                                                      (IN MILLIONS)
      Service cost...........................................  $   9.3         $   4.6         $     4.1       $    6.9
      Interest cost on projected benefit obligations.........     27.4            14.0              12.7           27.8
      Expected return on assets..............................    (33.3)          (16.3)            (15.1)         (26.9)
      Net amortization and deferrals.........................      0.1             -                 6.5           17.2
                                                             -------------- ---------------- -------------- -----------------
      Net Periodic Pension Expense...........................  $   3.5         $   2.3         $     8.2       $   25.0
                                                             ============== ================ ============== =================

      The plans' projected benefit obligations under the Company's qualified and non-qualified plans were comprised of:

                                                                                             DECEMBER 31,
                                                                                 --------------------------------------
                                                                                       2005                 2004
                                                                                 ------------------   -----------------
                                                                                             (IN MILLIONS)

Projected benefit obligations, beginning of year.................................  $      485.5         $     451.5
Service cost.....................................................................           9.3                 8.7
Interest cost....................................................................          27.4                26.7
Actuarial losses ................................................................          37.1                35.1
Benefits paid....................................................................         (38.3)              (36.5)
                                                                                  -----------------   -----------------
Projected Benefit Obligations, End of Year.......................................  $      521.0         $    485.5
                                                                                  =================   =================

      The change in plan assets and the funded status of the Company's qualified pension plan was as follows:

                                                                                 YEAR          Six Months      Six Months
                                                                                 ENDED           Ended            Ended
                                                                             DECEMBER 31,     December 31,      June 30,
                                                                                 2005             2004            2004
                                                                            ---------------- --------------- ----------------
                                                                              (SUCCESSOR)     (Successor)     (Predecessor)
                                                                                             (IN MILLIONS)

   Plan assets at fair value, beginning of period........................... $       402.1     $     389.1     $     387.6
   Actual return on plan assets.............................................          24.2            30.6            18.2
   Contributions............................................................           -               -               -
   Benefits paid and fees...................................................         (35.0)          (17.6)          (16.7)
                                                                             --------------- --------------- ----------------
   Plan assets at fair value, end of period.................................         391.3           402.1           389.1
   Projected benefit obligations............................................         521.0           485.5           455.3
                                                                             --------------- --------------- ----------------
   Underfunding of plan assets over projected benefit obligations...........        (129.7)          (83.4)          (66.2)
   Unrecognized prior service cost..........................................           -               -               -
   Unrecognized net loss from past experience different from that assumed...          65.1            16.7             -
                                                                             --------------- --------------- ----------------
   (Accrued) Prepaid Pension Cost, Net...................................... $       (64.6)    $     (66.7)    $     (66.2)
                                                                             =============== =============== ================

      The prepaid pension costs for pension plans with projected benefit obligations in excess of plan assets were $0.0 million and $0.0 million and the accrued liability for pension plans with accumulated benefit obligations in excess of plan assets was $64.7 million and $4.6 million at December 31, 2005 and 2004, respectively.

      The aggregate accumulated benefit obligation and fair value of plan assets for pension plans with accumulated benefit obligations in excess of plan assets were $56.6 million and $0.0 million, respectively, at December 31, 2005, and $49.2 million and $0.0 million, respectively, at December 31, 2004. The accumulated benefit obligations for all defined benefit pension plans were $439.1 million and $411.3 million at December 31, 2005 and 2004, respectively. The aggregate projected benefit obligations for pension plans with projected benefit obligations in excess of plan assets were $521.0 million at December 31, 2005 and $485.5 million at December 31, 2004.

      The following table discloses the estimated fair value of plan assets and the percentage of estimated fair value to total plan assets for the qualified plan of the Company.

                                                                                      December 31,
                                                                  -----------------------------------------------------
                                                                           2005                           2004
                                                                  ---------------------       -------------------------
                                                                                 (DOLLARS IN MILLIONS)
                                                                       ESTIMATED                     Estimated
                                                                       FAIR VALUE        %           Fair Value    %
                                                                  --------------------- ------    -------------- ------
         Corporate and government debt securities...............   $         89.9       23.0      $     109.0      27.1
         Equity securities......................................            298.7       76.3            288.3      71.7
         Cash and cash equivalents..............................              2.7        0.7              4.8       1.2
                                                                  ---------------------           --------------
         Total Plan Assets......................................   $        391.3                 $     402.1
                                                                  =====================           ==============

      The primary investment objective of the Company's qualified plan is to maximize return on assets, giving consideration to prudent risk. The asset allocation is designed with a long-term investment horizon, based on target investment of 65% equities, 25% fixed income and 10% real estate. Emphasis is given to equity investments, given their high expected rate of return. Fixed income investments are included to provide a less volatile return. Real estate investments offer diversity to the total portfolio and long-term inflation protection.

      A secondary investment objective of the Company's qualified plan is to minimize variation in annual net periodic pension cost over the long-term and to fund as much of the future liability growth as practical. Specifically, a reasonable total rate of return is defined as income plus realized and unrealized capital gains and losses such that the growth in projected benefit obligation is less than the return on investments plus contributions.

      The assumed discount rates for measurement of the benefit obligations at December 31, 2005 and 2004 each reflect the rates at which pension benefits then could be effectively settled. Specifically at December 31, 2005, projected nominal cash outflows to fund expected annual benefits payments under the Company's qualified and non-qualified pension and postretirement benefit plans were discounted using a published high-quality bond yield curve. The discount rate of 5.25% disclosed below as having been used to measure the benefits obligation at December 31, 2005 represents the level equivalent discount rate that produces the same present value measure of the benefits obligation as the aforementioned discounted cash flow analysis. This methodology is a refinement from that employed at December 31, 2004 and years prior for the purpose of measuring the benefits obligation, for which the assumed discount rate was estimated by benchmarking off of a published long-term bond index determined to be consistent with the timing and amount of expected benefit payments. The following table discloses the weighted-average assumptions used to measure the Company's pension benefit obligations and net periodic pension cost at and for the years ended December 31, 2005 and 2004.

                                                                                         2005           2004
                                                                                      ----------     ----------
          Discount rate:
            Benefit obligation....................................................      5.25%          5.75%
            Periodic cost.........................................................      5.75%          6.25%
          Rate of compensation increase:
            Benefit obligation and periodic cost..................................      6.0%           5.75%
          Expected long-term rate of return on plan assets (periodic cost)........      8.5%           8.5%

      As noted above, the qualified pension plan's target asset allocation is 65% equities, 25% fixed maturities and 10% real estate. Management reviewed the historical investment returns and the future expectations for returns from these asset classes to conclude that a long-term rate of return of 8.5% is reasonable.

      The Company also has incentive savings plans in which substantially all employees and career field underwriters of the Company are eligible to participate. The Company matches field underwriter contributions up to 2% of eligible compensation and may also make an additional profit sharing contribution for non-officer employees. As with the employee excess plan, the Company also sponsors non-qualified excess defined contribution plans for both the field underwriter retirement plan and the incentive savings plan for field underwriters of the Company. The Company also sponsors several other 401(k) plans for its smaller subsidiaries which the Company considers immaterial.

      The Company provides certain health care and life insurance benefits for retired employees and field underwriters of the Company. Assumed health care cost trend rates typically have a significant effect on the amounts reported for health care plans, however, under the Company's postretirement healthcare plan, there is a per capita limit on the Company's healthcare costs. As a result, a one-percentage point change in the assumed healthcare cost trend rates would have an immaterial effect on amounts reported.

      The Medicare Prescription Drug, Improvement and Modernization Act of 2003 introduced a prescription drug benefit under Medicare Part D that would go into effect in 2006 as well as a Federal subsidy to employers whose plans provide an "actuarially equivalent" prescription drug benefit. In 2005, following the issuance of regulations, management and its actuarial advisors concluded that the prescription drug benefits provided under the Company's retiree medical plans are actuarially equivalent to the new Medicare prescription drug benefits. Consequently, the estimated subsidy has been reflected in measurements of the accumulated postretirement benefits obligations for these plans as of January 1, 2005, and the resulting aggregate reduction of $12.0 million is accounted for prospectively as an actuarial experience gain in accordance with FSP No. 106-2. The impact of the MMA, including the effect of the subsidy, resulted in a decrease in the annual net periodic postretirement benefits costs for 2005 of approximately $1.3 million.

      Components of the Company's net postretirement benefits costs follow:

                                                                        YEAR         Six Months       Six Months          Year
                                                                       ENDED            Ended            Ended            Ended
                                                                    DECEMBER 31,    December 31,       June 30,       December 31,
                                                                        2005            2004             2004             2003
                                                                   -------------   ----------------- ---------------- --------------
                                                                    (SUCCESSOR)     (Successor)     (Predecessor)     (Predecessor)
                                                                                            (IN MILLIONS)

                  Service costs...................................    $     1.5        $      0.9    $     0.9         $     1.7
                  Interest cost on accumulated postretirement
                     benefits obligation..........................          5.1               3.1          3.0               6.4
                  Net amortization and deferrals..................         (0.5)              -            1.4               3.0
                  Recognized net actuarial loss...................            -               -            -                 0.1
                                                                   --------------  ----------------- ---------------- --------------
                  Net Periodic Postretirement Benefits Costs......    $     6.1        $      4.0    $     5.3         $    11.2
                                                                   ==============  ================= ================ ==============

      The following table sets forth the postretirement benefits plan's status, reconciled to amounts recognized in the Company's financial statements:

                                                                      YEAR          Six Months       Six Months
                                                                     ENDED             Ended            Ended
                                                                  DECEMBER 31,     December 31,       June 30,
                                                                      2005             2004             2004
                                                                 ---------------- ---------------- ----------------
                                                                  (SUCCESSOR)      (Successor)      (Predecessor)
                                                                                   (IN MILLIONS)

Accumulated postretirement benefits obligation, beginning of
   period.......................................................  $      109.7      $      103.2     $      106.9
Service cost....................................................           1.5               0.9              0.9
Interest cost...................................................           5.1               3.1              3.1
Benefits paid...................................................          (8.1)             (3.5)            (5.8)
Actuarial (gains) losses .......................................         (10.3)              6.0             (1.9)
                                                                 ---------------- ---------------- ----------------
Accumulated postretirement benefits obligation, end of period...          97.9             109.7            103.2
Unrecognized net gain (loss) from past experience different
   from that assumed and from changes in assumptions............           3.4              (6.5)             -
                                                                 ---------------- ---------------- ----------------
Accrued Postretirement Benefits Cost............................  $      101.3      $      103.2     $      103.2
                                                                 ================ ================ ================

      The assumed discount rates for measuring the postretirement benefit obligations at December 31, 2005 and 2004 were determined in substantially the same manner as earlier described for measuring the pension benefit obligations. The following table discloses the weighted-average assumptions used to measure the Company's postretirement benefit obligations and related net periodic cost at and for the years ended December 31, 2005 and 2004.

                                                                                              2005              2004
                                                                                         ---------------    -------------
          Discount rate:
            Benefit obligation.......................................................        5.25%             5.75%
            Periodic cost............................................................        5.75%             6.25%

      In 1992 the Company announced a limit on the amount that would be contributed toward retiree healthcare. The Company's limit was reached in 2002. Thus, for 2003 and 2004, no healthcare cost trend was assumed since it had no material effect on the liability or expense of the postretirement healthcare plans. In 2005, the postretirement healthcare plans of the Company reflected an anticipated subsidy from Medicare Part D, which is assumed to increase with the healthcare cost trend. Since the subsidy is used to offset the plans' obligations, an increase in the healthcare cost trend rate results in a decrease in the liability and the corresponding expense. If the healthcare cost trend rate assumptions were increased by 1.0%, the accumulated postretirement benefits obligation as of December 31, 2005 would be decreased by 0.9% and a decrease of 0.5% on the sum of the service cost and interest cost.

      The following table sets forth an estimate of future benefits expected to be paid in each of the next five years, beginning January 1, 2006, and in the aggregate for the five years thereafter. These estimates are based on the same assumptions used to measure the respective benefit obligations at December 31, 2005 and include benefits attributable to estimated future employee service.

                                                                         Postretirement Benefits
                                                          -------------------------------------------------------
                                                              Gross             Estimated              Net
                                           Pension          Estimated        Medicare Part D        Estimated
                                           Benefits          Payment             Subsidy             Payment
                                        ---------------   ---------------  ---------------------  ---------------
                                                                     (In Millions)

       2006............................. $       23.8      $       7.3      $        0.8           $        6.5
       2007.............................         24.1              7.4               0.9                    6.5
       2008.............................         24.4              7.5               1.0                    6.5
       2009.............................         24.9              7.5               1.1                    6.4
       2010.............................         25.7              7.6               1.2                    6.4
       Years 2011 - 2015................        142.9             38.1               7.6                   30.5

17)   FAIR VALUE OF FINANCIAL INSTRUMENTS

      The Company defines fair value as the quoted market prices for those instruments that are actively traded in financial markets. In cases where quoted market prices are not available, fair values are estimated using present value or other valuation techniques. The fair value estimates are made at a specific point in time, based on available market information and judgments about the financial instrument, including estimates of the timing and amount of expected future cash flows and the credit standing of counterparties. Such estimates do not reflect any premium or discount that could result from offering for sale at one time the Company's entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value estimates cannot be substantiated by comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instrument.

      Certain financial instruments are excluded, particularly insurance liabilities other than financial guarantees and investment contracts. Fair market values of off-balance-sheet financial instruments were not material at December 31, 2005 and 2004.

      Fair values for mortgage loans on real estate are estimated by discounting future contractual cash flows using interest rates at which loans with similar characteristics and credit quality would be made. Fair values for foreclosed mortgage loans and problem mortgage loans are limited to the estimated fair value of the underlying collateral if lower.

      Fair values of policy loans are estimated by discounting the face value of the loans from the time of the next interest rate review to the present, at a rate equal to the excess of the current estimated market rates over the current interest rate charged on the loan.

      The estimated fair values for the Company's supplementary contracts not involving life contingencies ("SCNILC") and certain annuities, which are included in policyholders' account balances, and guaranteed interest contracts are estimated using projected cash flows discounted at rates reflecting expected current offering rates.

      The fair values for single premium deferred annuities, included in policyholders' account balances, are estimated as the discounted value of projected account values. Current account values are projected to the time of the next crediting rate review at the current crediting rates and are projected beyond that date at the greater of current estimated market rates offered on new policies or the guaranteed minimum crediting rate. Expected cash flows and projected account values are discounted back to the present at the current estimated market rates.

      Fair values for long-term debt are determined using published market values, where available, or contractual cash flows discounted at market interest rates.

      The carrying values and estimated fair values for financial instruments not previously disclosed in Notes 4 and 11 of Notes to Consolidated Financial Statements are presented below:

                                                                           DECEMBER 31,
                                                --------------------------------------------------------------------
                                                              2005                               2004
                                                ---------------------------------  ---------------------------------
                                                   CARRYING         ESTIMATED         Carrying         Estimated
                                                    VALUE          FAIR VALUE          Value           Fair Value
                                                ---------------  ----------------  ---------------   ---------------
                                                                           (IN MILLIONS)

        Consolidated MONY Life:
        Mortgage loans on real estate..........  $    1,467.9     $     1,484.4     $     1,777.9     $    1,815.5
        Other limited partnership interests....         172.4             172.4             198.8            198.8
        Policy loans...........................       1,122.3           1,168.8           1,136.6          1,192.0
        Policyholders liabilities:
           Investment contracts................       1,513.9           1,614.2           1,585.1          1,784.0
        Long-term debt.........................         216.9             218.0             216.9            218.1

        Closed Block:
        Mortgage loans on real estate..........  $      560.1     $       570.3     $       592.5     $      612.7
        Policy loans...........................       1,003.7           1,029.7           1,025.0          1,062.6

18)   COMMITMENTS AND CONTINGENT LIABILITIES

      In addition to its debt and lease commitments discussed in Notes 11 and 20 of Notes to Consolidated Financial Statements, from time to time, the Company has provided certain guarantees or commitments to affiliates, investors and others. At December 31, 2005, these arrangements include commitments by the Company, to provide equity financing of $96.8 million to certain limited partnerships under certain conditions. Management believes the Company will not incur material losses as a result of these commitments.

      The Company had $10.5 million of undrawn letters of credit related to reinsurance at December 31, 2005 of which $10.0 million was guaranteed by AXA Financial. The Company had $142.5 million in commitments under existing mortgage loan agreements at December 31, 2005.

19)   LITIGATION

      (i)Since 1995 a number of purported class actions have been commenced in various state and federal courts against MONY Life and MLOA alleging that they engaged in deceptive sales practices in connection with the sale of whole and universal life insurance policies from the early 1980s through the mid 1990s. Although the claims asserted in each case are not identical, they seek substantially the same relief under essentially the same theories of recovery (i.e., breach of contract, fraud, negligent misrepresentation, negligent supervision and training, breach of fiduciary duty, unjust enrichment and/or violation of state insurance and/or deceptive business practice laws). Plaintiffs in these cases seek primarily equitable relief (e.g., reformation, an accounting, specific performance, mandatory injunctive relief prohibiting MONY Life and MLOA from canceling policies for failure to make required premium payments, imposition of a constructive trust and/or creation of a claims resolution facility to adjudicate any individual issues remaining after resolution of all class-wide issues) as opposed to compensatory damages, although they also seek compensatory damages in unspecified amounts. MONY Life and MLOA have answered the complaints in each action (except for one being voluntarily held in abeyance). MONY Life and MLOA have denied any wrongdoing and have asserted numerous affirmative defenses.

      In June 1996, the New York State Supreme Court certified one of those cases, GOSHEN V. THE MUTUAL LIFE INSURANCE COMPANY OF NEW YORK AND MONY LIFE INSURANCE COMPANY OF AMERICA (now known as DeFillippo, et al. v. The Mutual Life Insurance Company of New York and MONY Life Company of America), a class action filed as a nationwide class consisting of all persons or entities who have, or at the time of the policy's termination had, an ownership interest in a whole or universal life insurance policy issued by MONY Life and MLOA and sold on an alleged "vanishing premium" basis during the period January 1, 1982 to December 31, 1995. After extensive motion practice that led to the dismissal of most of the claims and a decertification of the class with respect to one remaining claim, in December 2005, the case was settled on an individual basis.

      With the exception of one putative class action currently pending in the Eastern District of Michigan (STOCKLER V. MONY LIFE INSURANCE COMPANY OF AMERICA), all other putative class actions, of which there are two remaining, were consolidated and transferred by the Judicial Panel on Multidistrict Litigation to the United States District Court for the District of Massachusetts. In Stockler, MLOA has filed a motion for summary judgment that is currently pending.

      (ii) In December 2003, Enron Corp., by its Bankruptcy Trustee commenced an action entitled Enron Corp. v. J.P. Morgan Securities, Inc., et al. against MONY Life and 119 other corporate defendants regarding alleged preferential transfers pertaining to the early payment or redemption by Enron of its short-term commercial paper held by MONY and the other corporate entities. In February 2004, MONY and all co-defendants moved to dismiss the complaint. In June 2005, the motions to dismiss were denied. In July 2005, MONY and all co-defendants filed their answer to the complaint. The case is currently in discovery.

                                   ----------

      Although the outcome of litigation generally cannot be predicted with certainty, management believes that the ultimate resolution of the litigations described above should not have a material adverse effect on the financial position of the Company. Management cannot make an estimate of loss, if any, or predict whether or not any of such other litigations described above will have a material adverse effect on the Company's consolidated results of operations in any particular period.

      In addition to the matters previously reported and those described above, the Company is involved in various legal actions and proceedings in connection with its business. Some of the actions and proceedings have been brought on behalf of various alleged classes of claimants and certain of these claimants seek damages of unspecified amounts. While the ultimate outcome of such matters cannot be predicted with certainty, in the opinion of management no such matter is likely to have a material adverse effect on the Company's consolidated financial position or results of operations. However, it should be noted that the frequency of large damage awards, including large punitive damage awards that bear little or no relation to actual economic damages incurred by plaintiffs in some jurisdictions, continues to create the potential for an unpredictable judgment in any given matter.

20)   LEASES

      The Company has entered into operating leases for office space and certain other assets, principally information technology equipment and office furniture and equipment. Future minimum payments under noncancelable operating leases for 2006 and the four successive years are $25.2 million, $23.1 million, $21.7 million, $12.1 million, $11.4 million and $61.0 million thereafter. Minimum future sublease rental income on these noncancelable operating leases for 2006 and the four successive years is $4.3 million, $4.0 million, $3.4 million, $0.0 million, $0.0 million and $0.0 million thereafter.

      At December 31, 2005, the minimum future rental income on noncancelable operating leases for wholly owned investments in real estate for 2006 and the four successive years is $5.5 million, $1.0 million, $0.7 million, $0.7 million, $0.5 million and $3.5 million thereafter.

21)   STATUTORY FINANCIAL INFORMATION

      MONY Life is restricted as to the amounts it may pay as dividends to MONY Holdings. Under New York Insurance Law, a domestic life insurer may without prior approval of the Superintendent, pay a dividend to its shareholders not exceeding an amount calculated based on a statutory formula. This formula would permit MONY Life to pay shareholder dividends not exceeding $96.9 million during 2006. Payment of dividends exceeding this amount requires the insurer to file notice of its intent to declare such dividends with the Superintendent who then has 30 days to disapprove the distribution. For 2005, 2004 and 2003, the Company's statutory net gain (loss) was $142.3 million, $(307.2) million and $45.9 million, respectively. Statutory surplus, capital stock and Asset Valuation Reserve ("AVR") totaled $1,078.1 million and $911.4 million at December 31, 2005 and 2004, respectively. In 2005, 2004 and 2003, respectively, MONY Life paid $75.0 million, $33.0 million and $25.0 million in shareholder dividends.

      At December 31, 2005, MONY Life, in accordance with various government and state regulations, had $9.0 million of securities deposited with such government or state agencies.

      At December 31, 2005 and for the year then ended, there was no difference in net income resulting from practices prescribed and permitted by the State of New York and those prescribed by NAIC Accounting Practices and Procedures effective at December 31, 2005. At December 31, 2005 there was a difference in capital and surplus of $9.3 million resulting from practices prescribed and permitted by the State of New York and those prescribed by NAIC Accounting Practices and Procedures. The difference in capital and surplus relates to goodwill arising from the purchase of a subsidiary, controlled or affiliated entity, which is written off directly to surplus in the year it originates by New York domiciled companies. In NAIC Accounting Practices and Procedures, goodwill in amounts not exceeding 10% of an insurer's capital and surplus may be capitalized and all amounts of goodwill are amortized to unrealized gains and losses on investments over periods not to exceed 10 years.

      Accounting practices used to prepare statutory financial statements for regulatory filings of stock life insurance companies differ in certain instances from GAAP. The differences between statutory surplus and capital stock determined in accordance with Statutory Accounting Principles ("SAP") and total shareholder's equity under GAAP are primarily: (a) the inclusion in SAP of an AVR intended to stabilize surplus from fluctuations in the value of the investment portfolio; (b) future policy benefits and policyholders' account balances under SAP differ from

      GAAP due to differences between actuarial assumptions and reserving methodologies; (c) certain policy acquisition costs are expensed under SAP but deferred under GAAP and amortized over future periods to achieve a matching of revenues and expenses; (d) under SAP, Federal income taxes are provided on the basis of amounts currently payable with provisions made for deferred amounts that reverse within one year while under GAAP, deferred taxes are recorded for temporary differences between the financial statements and tax basis of assets and liabilities where the probability of realization is reasonably assured; (e) the valuation of assets under SAP and GAAP differ due to different investment valuation and depreciation methodologies, as well as the deferral of interest-related realized capital gains and losses on fixed income investments; (f) the valuation of the investment in AllianceBernstein units under SAP reflects a portion of the market value appreciation rather than the equity in the underlying net assets as required under GAAP; (g) computer software development costs are capitalized under GAAP but expensed under SAP; (h) certain assets, primarily pre-paid assets, are not admissible under SAP but are admissible under GAAP and (i) the fair valuing of all acquired assets and liabilities, including VOBA assets, required for GAAP purchase accounting but not for SAP.

22)   REORGANIZATION AND OTHER CHARGES

      During 2003, the Company recorded charges aggregating $5.8 million as part of the Company's continuing initiative to enhance operating efficiency and effectively allocate resources. These charges consisted of: (i) severance and related benefits of $1.1 million incurred in connection with the merger of MONY Asset Management, Inc.'s ("MAM") operations into Boston Advisors, a subsidiary of The Advest Group, Inc., and the resulting termination of certain employees of MONY Life that provided professional services to MAM pursuant to a service agreement between MAM and MONY Life;
      (ii) losses from the abandonment of leased offices of $1.3 million; (iii) losses from the abandonment of leased space in the Company's home office of $2.0 million; (iv) write-offs of unused furniture and equipment in certain abandoned agency offices of $1.3 million; and (v) moving and alteration costs incurred in connection with the consolidation of leased space in the Company's home office of $0.2 million. The severance actions were substantially completed during the fourth quarter of 2003. The reserves established for the abandonment of leased agency offices and leased space in the Company's home office are expected to run-off through 2008 and 2016, respectively. See Note 2 of Notes to Consolidated Financial Statements for information regarding the liabilities established in 2004 in connection with the acquisition of MONY by AXA Financial. All of the charges recorded in 2003 represented "costs associated with exit or disposal activities" as described in Statement of Financial Accounting Standard 146, Accounting for Costs Associated with Exit or Disposal Activities ("SFAS 146").

      The following table summarizes the components of the aforementioned charges recorded in 2003.

                                                                                            December 31,
                                                                                                2003(1)
                                                                                          -----------------
                                                                                           (IN MILLIONS)

      REORGANIZATION CHARGES:
      Severance benefits and incentive compensation......................................  $       1.1
      Leased offices and equipment.......................................................          2.5
      Lease abandonment and other........................................................          2.2
                                                                                          -----------------
      TOTAL REORGANIZATION CHARGES BEFORE TAX............................................  $       5.8
                                                                                          =================
      TOTAL REORGANIZATION CHARGES POST TAX..............................................  $       3.8
                                                                                          =================

----------
      (1) All of the reorganization charges recorded in 2003 were "costs associated with exit or disposal activities" as described in SFAS 146.

      Set forth below is certain information regarding the liability recorded in connection with the Company's restructuring actions, as well as the changes therein during the year ended December 31, 2003. Such liability is reflected in "other liabilities" on the Company's consolidated balance sheet.

                                                                                        TOTAL
                                                                       OTHER         RESTRUCTURE
                                                    SEVERANCE       RESTRUCTURE        CHARGE
                                                     BENEFITS         CHARGES         LIABILITY
                                                  -------------- ------------------ ----------------
                                                                   (IN MILLIONS)

PREDECESSOR BALANCE, JANUARY 1, 2003............    $       7.8    $       4.8       $      12.6
Charges.........................................            1.1            4.7               5.8
Payments (1)....................................           (7.3)          (5.5)            (12.8)
Change in reserve estimate......................           (0.7)           -                (0.7)
                                                  -------------- ------------------ ----------------
PREDECESSOR BALANCE, DECEMBER 31, 2003..........            0.9            4.0               4.9
Charges.........................................            1.0            0.1               1.1
Payments........................................           (0.9)          (1.6)             (2.5)
                                                  -------------- ------------------ ----------------
PREDECESSOR BALANCE, JUNE 30, 2004..............            1.0            2.5               3.5
Effect of push-down accounting of AXA Financial
   Group Group's purchase price on the Company's
   net assets...................................            -             (1.2)             (1.2)
                                                  -------------- ------------------ ----------------
SUCCESSOR BALANCE, JULY 1, 2004.................            1.0            1.3               2.3
Payments........................................           (1.0)          (1.1)             (2.1)
                                                  -------------- ------------------ ----------------
SUCCESSOR BALANCE, DECEMBER 31, 2004............            -              0.2               0.2
Payments........................................            -             (0.2)             (0.2)
                                                  -------------- ------------------ ----------------
SUCCESSOR BALANCE, DECEMBER 31, 2005............    $       -      $       -         $       -
                                                  ============== ================== ================

----------
      (1) Payments in 2003 included the non-cash write-off of $1.3 million in unused equipment in certain abandoned leased offices.

                                     PART C

                                OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

(a) THE FOLLOWING FINANCIAL STATEMENTS ARE INCLUDED IN PART B OF THE REGISTRATION STATEMENT:

     The financial statements of MONY Life Insurance Company and MONY Variable Account A are included in the Statement of Additional Information.

(b)  The following exhibits correspond to those required by paragraph (b) of item 24 as to exhibits in Form N-4:

     (1) Certification of Resolution of Board of Directors of The Mutual Life Insurance Company of New York authorizing the establishment of MONY Variable Account A, adopted November 28, 1990. (4)

     (2)    Custody of Securities. Not applicable.

     (3)    (a) Underwriting Agreement among The Mutual Life Insurance Company of New York, MONY Securities Corporation, and MONY Series Fund, Inc., dated January 1, 1991. (5)

            (b) Form of selling agreement between underwriter and dealers
                (Broker-Dealer Supervisory and Sales Agreement). (9)

            (c) Form of commission schedule between underwriter and dealer. (9)

            (d) Wholesale Distribution Agreement between MONY Life Insurance
                Company and MONY Securities Corporation and AXA Distributors, LLC, et al. (12)

            (e) Form of Brokerage General Agent Sales Agreement with Schedule and Amendment to Brokerage General Agent Sales Agreement among [Brokerage General Agent] and AXA Distributors, LLC, AXA Distributors Insurance Agency, LLC, AXA Distributors Insurance Agency of Alabama, LLC, and AXA Distributors Insurance Agency of Massachusetts, LLC. (8)

            (f) Form of Wholesale Broker-Dealer Supervisory and Sales
                Agreement among [Broker-Dealer] and AXA Distributors, LLC. (6)

            (g) General Agent Sales Agreement, dated June 6, 2005, by and between MONY Life Insurance Company and AXA Network, LLC.(14)

            (h) First Amendment to General Agent Sales Agreement, dated June 6,
                2005, by and between MONY Life Insurance Company and AXA Distributors, LLC.(14)

            (i) Broker-Dealer Distribution and Servicing Agreement, dated June
                6, 2005, MONY Life Insurance Company and AXA Advisors, LLC.(14)

     (4)    (a) Form of Flexible Payment Variable Annuity Contract. (11)

            (b) Form of riders for Flexible Payment Variable Annuity Contract.
                (12)

     (5)    Form of application for Flexible Payment Variable Annuity
            Contract. (11)

     (6)    (a) Restated Charter of MONY Life Insurance Company (as Amended July
                22, 2004). (12)

            (b) By-Laws of MONY Life Insurance Company (as Amended July 22,
                2004). (12)

     (7) Form of Reinsurance Contract. Automatic Reinsurance Agreement between MONY Life Insurance Company and AXA Corporate Solutions Life Reinsurance Company. (12)

     (8) (a) Participation Agreement among AIM Variable Insurance Funds, AIM Distributors, Inc., MONY Life Insurance Company and MONY Securities Corporation. (7)
                (i) Form of Amendment dated April 30, 2003. (10)

            (b) Participation Agreement among The Alger American Fund, MONY
                Life Insurance Company and Fred Alger & Company, Incorporated.
                (7)
                (i) Form of Amendment dated May 1, 2003. (10)

            (c) Form of participation agreement for MONY Life Insurance Company and MONY Life Insurance Company of America with Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Dreyfus Life and Annuity Index Fund, Inc. (d/b/a Dreyfus Stock Index Fund), and Dreyfus Investment Portfolios. (2)
                (i) Amendment dated May 15, 2002. (2)

            (d) Participation Agreement among EQ Advisors Trust, MONY Life
                Insurance Company, AXA Distributors, LLC and AXA Advisors, LLC.
                (13)

            (e) Participation Agreement among Franklin Templeton Variable
                Insurance Products Trust, Franklin Templeton Distributors, Inc., MONY Life Insurance Company, MONY Life Insurance Company of America and MONY Securities Corporation. (9)
                (i) Form of Amendment dated May 1, 2003. (10)

            (f) Participation Agreement among INVESCO Variable Investment
                Funds, Inc., MONY Life Insurance Company, INVESCO Funds Group, Inc. and INVESCO Distributors, Inc. (3)
                (i) Form of Amendment dated September 1, 2003. (10)

            (g) Participation Agreement between Janus Aspen Series Fund, Inc. and MONY Life Insurance Company. (2)
                 (i) Form of amendment dated September 1, 2003. (10)

            (h) Participation Agreement among Lord Abbett Series Fund, Inc., Lord Abbett Distributor LLC and MONY Life Insurance Company.
                 (3)

            (i) Participation Agreement among MFS Variable Insurance Trust, MONY Life Insurance Company and Massachusetts Financial Services Co. (3)
                 (i) Form of Amendment dated September 1, 2003. (10)

            (j) Participation Agreement among Morgan Stanley Dean Witter Universal Funds, Inc., Morgan Stanley Dean Witter Investment Management, Inc., Miller Anderson & Sherrerd LLP and MONY Life Insurance Company of America (3)
                 (i) Form of Amendment dated September 1, 2003. (10)

            (k) Participation Agreement among Oppenheimer Variable Account Funds, Oppenheimer, Inc., MONY Life Insurance Company. (7)
                 (i) Form of Amendment dated May 1, 2003. (10)

            (l) Participation Agreement between PBHG Insurance Series Fund and MONY Life Insurance Company. (3)
                 (i) Form of Amendment dated November 1, 2003. (10)

            (m) Participation Agreement among PIMCO Variable Insurance Trust, MONY Life Insurance Company and PIMCO Funds Distributors LLC.
                 (3)

            (n) Form of participation agreement for MONY Life Insurance Company with ProFunds and ProFund Advisors LLC. (10)
                 (i) Form of Amendment dated September 1, 2003. (10)

     (9) Opinion and Consent of Dodie Kent, MONY Life Insurance Company, as to the legality of the securities being registered. (12)

     (10)   (a)  Consent of PricewaterhouseCoopers LLP, independent registered public accounting firm for MONY Life Insurance Company and MONY Variable Account A. (1)

            (b)  Powers of Attorney. (13)

(i) Power of Attorney for Christopher M. Condron, Chairman of the Board, President and Chief Executive Officer and Director
(ii) Power of Attorney for Stanley B. Tulin, Vice Chairman of the Board, Chief Financial Officer and Director
(iii) Power of Attorney for Alvin H. Fenichel, Senior Vice President and Controller
(iv)     Power of Attorney for Bruce W. Calvert, Director
(v)      Power of Attorney for Henri de Castries, Director
(vi)     Power of Attorney for Claus-Michael Dill, Director
(vii)    Power of Attorney for Denis Duverne, Director
(viii)   Power of Attorney for Mary R. (Nina) Henderson, Director
(ix)     Power of Attorney for James F. Higgins, Director
(x)      Power of Attorney for W. Edwin Jarmain, Director
(xi)     Power of Attorney for Christina Johnson Wolff, Director
(xii)    Power of Attorney for Scott D. Miller, Director
(xiii)   Power of Attorney for Joseph H. Moglia, Director
(xiv)     Power of Attorney for Peter J. Tobin, Director

            (c)  Powers of Attorney. (1)


     (11) No financial statements have been omitted from Item 23.

     (12) Not applicable.

     (13) Schedule for Computation of Performance Calculations. Not applicable.

(1)   Filed Herewith.

(2) Incorporated herein by reference to post-effective amendment No. 21 to the registration statement on Form S-6 (File No. 333-06071) filed on May 31, 2002.

(3) Incorporated herein by reference to pre-effective amendment no. 1 to the registration statement on Form N-4 (File No. 333-92320) filed on September 17, 2002.

(4) Incorporated herein by reference to post-effective amendment no. 2 to the registration statement on Form N-4 (File No. 333-92312) filed on June 3, 2003.

(5) Incorporated herein by reference to post-effective amendment no. 25 to the registration statement on Form N-1A (File No. 2-95501) filed on April 30, 2004.

(6) Incorporated herein by reference to Exhibit No. 3.(j) to Registration Statement (File No. 333-05593) on Form N-4, filed on April 20, 2005.

(7) Incorporated herein by reference to pre-effective amendment no. 1 to the registration statement on Form N-6 (File No. 333-104156) filed on May 29, 2003.

(8) Incorporated herein by reference to Exhibit No. 3.(i) to Registration Statement (File No. 333-05593) on Form N-4, filed on April 20, 2005.

(9) Incorporated herein by reference to post-effective amendment no. 6 to the registration statement on Form N-4 (File No. 333-72632) filed on May 3, 2004.

(10) Incorporated herein by reference to post-effective amendment no. 6 to the registration statement on Form N-4 (File No. 333-72714) filed on May 3, 2004.

(11) Incorporated herein by reference to pre-effective amendment no. 1 to the registration statement on Form N-4 (File No. 333-72714) filed on January 9, 2002.

(12) Incorporated herein by reference to post-effective amendment no. 9 to the registration statement on Form N-4 (File No. 333-72714) filed on April 25, 2005.

(13) Incorporated herein by reference to Post-Effective Amendment No. 2 to the registration statement on Form N-6 (File No. 333-104162) filed on April 28, 2005.

(14) Incorporated herein by reference to post-effective amendment no. 4 to the registration statement on Form N-6 (333-104156), filed on April 28, 2005.

Item 25.    DIRECTORS AND OFFICERS OF THE DEPOSITOR

      *The business address for all officers and directors of MONY Life Insurance Company ("MONY") is 1290 Avenue of the Americas, New York, New York 10104.

                                            POSITIONS AND
NAME AND PRINCIPAL                          OFFICES WITH
BUSINESS ADDRESS                            MONY
----------------                            -------------

DIRECTORS

Bruce W. Calvert                            Director
78 Pine Street, 2nd Floor
New Canaan, CT 06840

Henri de Castries                           Director
AXA
25, Avenue Matignon
75008 Paris, France

Denis Duverne                               Director
AXA
25, Avenue Matignon
75008 Paris, France

                                            POSITIONS AND
NAME AND PRINCIPAL                          OFFICES WITH
BUSINESS ADDRESS                            MONY
----------------                            ---------

Mary R. (Nina) Henderson                    Director
Henderson Advisory Consulting
425 East 86th Street
Apt 12-C
New York, NY 10028

W. Edwin Jarmain                            Director
Jarmain Group Inc.
77 King Street West
Toronto, M5K 1K2
Canada

James F. Higgins                            Director
Morgan Stanley
Harborside Financial Center
Plaza Two, Second Floor
Jersey City, NJ  07311

Christina M. Johnson                        Director
Christina Johnson and Associates
200 Railroad Avenue
Greenwich, CT 06830

Scott D. Miller                             Director
Six Sigma Academy
315 East Hopkins Street
Suite 401
Aspen, CO 81611

                                            POSITIONS AND
NAME AND PRINCIPAL                          OFFICES WITH
BUSINESS ADDRESS                            MONY
----------------                            ---------

Joseph H. Moglia                            Director
Ameritrade Holding Corporation
4211 South 102nd Street
Omaha, NE 68127

Peter J. Tobin                              Director
1 Briarwood Lane
Denville, NJ 07834


OFFICER-DIRECTORS
-----------------

*Christopher M. Condron                     Chairman of the Board, President,
                                            Chief Executive Officer
                                            and Director

*Stanley B. Tulin                           Vice Chairman of the Board,
                                            Chief Financial Officer and Director

OTHER OFFICERS
--------------

*Leon Billis                                Executive Vice President

*Harvey Blitz                               Senior Vice President

*Kevin R. Byrne                             Senior Vice President,
                                            Chief Investment Officer
                                            and Treasurer

*Stuart L. Faust                            Senior Vice President and
                                            Deputy General Counsel

*Alvin H. Fenichel                          Senior Vice President and
                                            Controller

*Jennifer Blevins                           Executive Vice President

*Mary Beth Farrell                          Executive Vice President

*Robert S. Jones, Jr.                       Executive Vice President

*Richard S. Dziadzio                        Executive Vice President and
                                            Deputy Chief Financial Officer

*Barbara Goodstein                          Executive Vice President

*Andrew McMahon                             Executive Vice President

*James A. Shepherdson                       Executive Vice President

                                            POSITIONS AND
NAME AND PRINCIPAL                          OFFICES WITH
BUSINESS ADDRESS                            MONY
----------------                            ---------

*Paul J. Flora                              Senior Vice President and Auditor

*James D. Goodwin                           Senior Vice President

*Edward J. Hayes                            Senior Vice President

*Kevin E. Murray                            Executive Vice President and
                                            Chief Information Officer

*Anthony C. Pasquale                        Senior Vice President

*Karen Field Hazin                          Vice President, Secretary and
                                            Associate General Counsel

*Richard V. Silver                          Executive Vice President and
                                            General Counsel

*Naomi J. Weinstein                         Vice President

*Charles A. Marino                          Senior Vice President and Chief
                                            Actuary

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

      No person is directly or indirectly controlled by the Registrant. The Registrant is a separate account of MONY Life Insurance Company.

AXA's Abbreviated AXA Organizational Chart and the AXA Organizational Chart are incorporated by reference to Exhibit 26 to Registration Statement (File No. 333-05593) on Form N-4 filed April 20, 2006.

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART- 2005
---------------------------------------------------------
        AS OF 12/31/05



                                                                                           State of        State of
                                                                              Type of     Incorp. or      Principal       Federal
                                                                             Subsidiary    Domicile       Operation      Tax ID #
                                                                             ----------    --------       ---------      ---------

                                                                                        --------------------------------------------
AXA Financial, Inc.  (Notes 1 & 2)   **                                                       DE              NY        13-3623351
------------------------------------------------------------------------------------------------------------------------------------
     Frontier Trust Company, FSB  (Note 7)                                                    ND              ND        45-0373941
     ------------------------------------------------------------------------           --------------------------------------------
     MONY Agricultural Investment Advisers, Inc.                             Operating        DE              CO        75-2961816
     -------------------------------------------------------------------------------------------------------------------------------
     MONY Capital Management, Inc.                                           Operating        DE              NY        13-4194065
     -------------------------------------------------------------------------------------------------------------------------------
     MONY Asset Management, Inc.                                             Operating        DE              NY        13-4194080
     -------------------------------------------------------------------------------------------------------------------------------
     MONY Holdings, LLC                                                         HCO           DE              NY        13-3976138
     -------------------------------------------------------------------------------------------------------------------------------
        See Attached Listing C
     -------------------------------------------------------------------------------------------------------------------------------
     AXA Financial Services, LLC   (Note 2)                                                   DE              NY        52-2197822
     -------------------------------------------------------------------------------------------------------------------------------
        AXA Financial (Bermuda) Ltd.                                         Insurance      Bermuda        Bermuda      14-1903564
        ----------------------------------------------------------------------------------------------------------------------------
        AXA Distribution Holding Corporation  (Note 2)                                        DE              NY        13-4078005
        ----------------------------------------------------------------------------------------------------------------------------
           AXA Advisors, LLC     (Note 5)                                                     DE              NY        13-4071393
           -------------------------------------------------------------------------------------------------------------------------
           AXA Network, LLC     (Note 6)                                     Operating        DE              NY        06-1555494
           -------------------------------------------------------------------------------------------------------------------------
              AXA Network of Alabama, LLC                                    Operating        AL              AL        06-1562392
              ----------------------------------------------------------------------------------------------------------------------
              AXA Network of Connecticut, Maine and New York, LLC            Operating        DE              NY        13-4085852
              ----------------------------------------------------------------------------------------------------------------------
              AXA Network Insurance Agency of Massachusetts, LLC             Operating        MA              MA        04-3491734
              ----------------------------------------------------------------------------------------------------------------------
              AXA Network of Nevada, Inc.                                    Operating        NV              NV        13-3389068
              ----------------------------------------------------------------------------------------------------------------------
              AXA Network of Puerto Rico, Inc.                               Operating       P.R.            P.R.       66-0577477
              ----------------------------------------------------------------------------------------------------------------------
              AXA Network Insurance Agency of Texas, Inc.                    Operating        TX              TX        75-2529724
        ----------------------------------------------------------------------------------------------------------------------------
        AXA Equitable Life Insurance Company (Note 2 & 9) *                  Insurance        NY              NY        13-5570651
        ----------------------------------------------------------------------------------------------------------------------------
           AXA Life and Annuity Company * (Note 10)                          Insurance        CO              CO        13-3198083
           -------------------------------------------------------------------------------------------------------------------------
           Equitable Deal Flow Fund, L.P.                                    Investment       DE              NY        13-3385076
           -------------------------------------------------------------------------------------------------------------------------
              Equitable Managed Assets, L.P.                                 Investment       DE              NY        13-3385080
           -------------------------------------------------------------------------------------------------------------------------
           Real Estate Partnership Equities (various)                        Investment       **                             -
           -------------------------------------------------------------------------------------------------------------------------
           Equitable Holdings, LLC  (Notes 3 & 4)                               HCO           NY              NY        22-2766036
           -------------------------------------------------------------------------------------------------------------------------
              See Attached Listing A
           -------------------------------------------------------------------------------------------------------------------------
           ACMC, Inc.     (Note 4)                                              HCO           DE              NY        13-2677213
           -------------------------------------------------------------------------------------------------------------------------
           Wil-Gro, Inc                                                      Investment       PA              PA        23-2702404
           -------------------------------------------------------------------------------------------------------------------------
           STCS, Inc.                                                        Investment       DE              NY        13-3761592
           -------------------------------------------------------------------------------------------------------------------------
           EVSA, Inc.                                                        Investment       DE              PA        23-2671508
           -------------------------------------------------------------------------------------------------------------------------


                                                                                          Parent's
                                                                              Number of  Percent of
                                                                               Shares    Ownership          Comments
                                                                                Owned    or Control (e.g., Basis of Control)
                                                                                -----    ---------- ------------------------

AXA Financial, Inc.  (Notes 1 & 2)   **
-----------------------------------------------------------------------------
     Frontier Trust Company, FSB  (Note 7)                                         1,000    100.00%
     ------------------------------------------------------------------------
     MONY Agricultural Investment Advisers, Inc.                                            100.00%
     ------------------------------------------------------------------------
     MONY Capital Management, Inc.                                                          100.00%
     ------------------------------------------------------------------------
     MONY Asset Management, Inc.                                                            100.00%
     ------------------------------------------------------------------------
     MONY Holdings, LLC                                                                     100.00%
     ------------------------------------------------------------------------
        See Attached Listing C
     ------------------------------------------------------------------------
     AXA Financial Services, LLC   (Note 2)                                            -    100.00%
     ------------------------------------------------------------------------
        AXA Financial (Bermuda) Ltd.                                             250,000    100.00%
        ---------------------------------------------------------------------
        AXA Distribution Holding Corporation  (Note 2)                             1,000    100.00%
        ---------------------------------------------------------------------
           AXA Advisors, LLC     (Note 5)                                              -    100.00%
           ------------------------------------------------------------------
           AXA Network, LLC     (Note 6)                                               -    100.00%
           ------------------------------------------------------------------
              AXA Network of Alabama, LLC                                              -    100.00%
              ---------------------------------------------------------------
              AXA Network of Connecticut, Maine and New York, LLC                      -    100.00%
              ---------------------------------------------------------------
              AXA Network Insurance Agency of Massachusetts, LLC                       -    100.00%
              ---------------------------------------------------------------
              AXA Network of Nevada, Inc.                                                   100.00%
              ---------------------------------------------------------------
              AXA Network of Puerto Rico, Inc.                                              100.00%
              ---------------------------------------------------------------
              AXA Network Insurance Agency of Texas, Inc.                          1,050    100.00%
        ---------------------------------------------------------------------
        AXA Equitable Life Insurance Company (Note 2 & 9) *                    2,000,000    100.00%   NAIC # 62944
        ---------------------------------------------------------------------
           AXA Life and Annuity Company * (Note 10)                            1,000,000    100.00%   NAIC # 62880
           ------------------------------------------------------------------
           Equitable Deal Flow Fund, L.P.                                              -          -   G.P & L.P.
           ------------------------------------------------------------------
              Equitable Managed Assets, L.P.                                           -          -   G.P.
           ------------------------------------------------------------------
           Real Estate Partnership Equities (various)                                  -          -   **
           ------------------------------------------------------------------
           Equitable Holdings, LLC  (Notes 3 & 4)                                      -    100.00%
           ------------------------------------------------------------------
              See Attached Listing A
           ------------------------------------------------------------------
           ACMC, Inc.     (Note 4)                                             5,000,000    100.00%
           ------------------------------------------------------------------
           Wil-Gro, Inc                                                            1,000    100.00%
           ------------------------------------------------------------------
           STCS, Inc.                                                              1,000    100.00%
           ------------------------------------------------------------------
           EVSA, Inc.                                                                 50    100.00%
           ------------------------------------------------------------------

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART- 2005
---------------------------------------------------------

*   Affiliated Insurer

** Information relating to Equitable's Real Estate Partnership Equities is disclosed in Schedule BA, Part 1 of Equitable Life's Annual Statement, which has been filed with the N.Y.S. Insurance Department.

*** All subsidiaries are corporations, except as otherwise noted.

    1. The Equitable Companies Incorporated changed its name to AXA Financial, Inc. on Sept. 3, 1999.

    2. Effective Sept. 20, 1999, AXA Financial, Inc. transferred ownership of Equitable Life to AXA Client Solutions, LLC, which was formed on July 19, 1999.

          Effective January 1, 2002, AXA Client Solutions, LLC transferred ownership of Equitable Life and AXA Distribution Holding Corp. to AXA Financial, Inc.
          Effective May 1, 2002, AXA Client Solutions, LLC changed its name to AXA Financial Services, LLC.
          Effective June 1, 2002, AXA Financial, Inc. transferred ownership of Equitable Life and AXA Distribution Holding Corp. to AXA Financial Services, LLC.

    3. Equitable Holding Corp. was merged into Equitable Holdings, LLC on Dec. 19, 1997.

    4. In October 1999, Alliance Capital Management Holding L.P. ("Alliance Holding") reorganized by transferring its business and assets to Alliance Capital Management L.P., a newly formed private partnership ("Alliance Capital").

        As of December 21, 2005, AXF and its subsidiaries owned 61.08% of the issued and outstanding units of limited partnership interest in Alliance Capital (the "Alliance Capital Units"), as follows:

              AXF held directly 32,699,454 Alliance Capital Units (12.66%), AXA Equitable Life directly owned 8,165,204 Alliance Capital
                Units (3.16%),
              ACMC, Inc. owned 66,220,822 Alliance Capital Units (25.65%), and ECMC, LLC owned 40,880,637 Alliance Capital Units (15.84%).

          Alliance Capital Management Corporation also owns a 1% general partnership interest in Alliance Capital.

        In addition, ECMC, LLC and ACMC, Inc. each own 722,178 units (0.28% each), representing assignments of beneficial ownership of limited partnership interests in Alliance Holding (the "Alliance Holding Units"). Alliance Capital Management Corp. owns 100,000 units of general partnership interest (0.04%), in Alliance Holding. Alliance Holding Units are publicly traded on the New York Stock exchange.

        On December 21, 2004, AXF contributed 4,389,192 (1.70%)Alliance Capital Units to MONY Life and 1,225,000 (.47%)Alliance Capital Units to MLOA.

    5. EQ Financial Consultants (formerly, Equico Securities, Inc.) was merged into AXA Advisors, LLC on Sept. 20, 1999. AXA Advisors, LLC was transferred from Equitable Holdings, LLC to AXA Distribution Holding Corporation on Sept. 21, 1999.

    6. Effective March 15, 2000, Equisource of New York, Inc. and 14 of its subsidiaries were merged into AXA Network, LLC, which was then sold to AXA Distribution Holding Corp. EquiSource of Alabama, Inc. became AXA Network of Alabama, LLC. EquiSource Insurance Agency of Massachusetts, Inc. became AXA Network Insurance Agency of Massachusetts, LLC. Equisource of Nevada, Inc., of Puerto Rico, Inc., and of Texas, Inc., changed their names from "EquiSource" to become "AXA Network", respectively. Effective February 1, 2002, Equitable Distributors Insurance Agency of Texas, Inc. changed its name to AXA Distributors Insurance Agency of Texas, Inc. Effective February 13, 2002 Equitable Distributors Insurance Agency of Massachusetts, LLC changed its name to AXA Distributors Insurance Agency of Massachusetts, LLC.

    7. Effective June 6, 2000, Frontier Trust Company was sold by ELAS to AXF and merged into Frontier Trust Company, FSB.

    8. Effective June 1, 2001, Equitable Structured Settlement Corp was transferred from ELAS to Equitable Holdings, LLC.
    9. Effective September 2004, The Equitable Life Assurance Society of the United States changed its name to AXA Equitable Life Insurance Company.
    10. Effective September 2004, The Equitable of Colorado changed its name to AXA Life and Annuity Company.
    11. Effective February 18, 2005, MONY Realty Capital, Inc. was sold to MMA.
    12. Effective May 26, 2005, Matrix Capital Markets Group was sold.
    13. Effective May 26, 2005, Matrix Private Equities was sold.
    14. Effective December 2, 2005, Advest Group was sold to Merrill Lynch.

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART- 2005
---------------------------------------------------------

Dissolved  - On November 3, 2000, Donaldson, Lufkin & Jenrette, Inc. was sold to
               Credit Suisse Group.
           - 100 Federal Street Funding Corporation was dissolved
               August 31, 1998.
           - 100 Federal Street Realty Corporation was dissolved
               December 20, 2001.
           - CCMI Corp. was dissolved on October 7, 1999.
           - ELAS Realty, Inc. was dissolved January 29, 2002.
           - EML Associates, L.P. was dissolved March 27, 2001.
           - EQ Services, Inc. was dissolved May 11, 2001.
           - Equitable BJVS, Inc. was dissolved October 3, 1999.
           - Equitable Capital Management Corp. became ECMC, LLC on
               November 30, 1999.
           - Equitable JV Holding Corp. was dissolved on June 1, 2002.F142
           - Equitable JVS II, Inc. was dissolved December 4, 1996
           - Equitable Underwriting & Sales Agency (Bahamas) Ltd. was dissolved on December 31, 2000.
           - EREIM LP Associates (L.P.) was dissolved March 27, 2001.
           - EREIM Managers Corporation was dissolved March 27, 2001.
           - EVLICO East Ridge, Inc. was dissolved Jan. 13, 2001
           - EVLICO, Inc. was dissolved in 1999.
           - Franconom, Inc. was dissolved on December 4, 2000.
           - GP/EQ Southwest, Inc. was dissolved October 21, 1997
           - HVM Corp. was dissolved on Feb. 16, 1999.
           - ML/EQ Real Estate Portfolio, L.P. was dissolved March 27, 2001.
           - Prime Property Funding, Inc. was dissolved in Feb. 1999.
           - Sarasota Prime Hotels, Inc. became Sarasota Prime Hotels, LLC.
           - Six-Pac G.P., Inc. was dissolved July 12,1999
           - Paramount Planners, LLC., a direct subsidiary of AXA Distribution Holding Corporation, was dissolved on December 5, 2003
           - Equitable Rowes Wharf, Inc. was dissolved October 12, 2004
           - ECLL Inc. was dissolved July 15, 2003
           - MONY Realty Partners, Inc. was dissolved February 2005

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART- 2005
---------------------------------------------------------
LISTING A - EQUITABLE HOLDINGS, LLC
-----------------------------------


                                                                                            State of        State of
                                                                               Type of     Incorp. or      Principal       Federal
                                                                              Subsidiary    Domicile       Operation      Tax ID #
                                                                              ----------    --------       ---------      ---------

AXA Financial, Inc.
------------------------------------------------------------------------------
     AXA Financial Services, LLC   (Note 2)
     -------------------------------------------------------------------------
        AXA Equitable Life Insurance Company *
        ----------------------------------------------------------------------
           Equitable Holdings, LLC
           -------------------------------------------------------------------------------------------------------------------------
              ELAS Securities Acquisition Corporation                         Operating        DE              NY        13-3049038
              ----------------------------------------------------------------------------------------------------------------------
              Equitable Casualty Insurance Company *                          Operating        VT              VT        06-1166226
              ----------------------------------------------------------------------------------------------------------------------
              ECMC, LLC   (See Note 4 on Page 2)                              Operating        DE              NY        13-3266813
              ----------------------------------------------------------------------------------------------------------------------
                 Equitable Capital Private Income & Equity
                   Partnership II, L.P.                                       Investment       DE              NY        13-3544879
              ----------------------------------------------------------------------------------------------------------------------
              Alliance Capital Management Corporation (See Note 4 on Page 2)  Operating        DE              NY        13-3633538
              ----------------------------------------------------------------------------------------------------------------------
                See Attached Listing B
              ----------------------------------------------------------------------------------------------------------------------
              Equitable JVS, Inc.                                             Investment       DE              GA        58-1812697
              ----------------------------------------------------------------------------------------------------------------------
                 Astor Times Square Corp.                                     Investment       NY              NY        13-3593699
                 -------------------------------------------------------------------------------------------------------------------
                 Astor/Broadway Acquisition Corp.                             Investment       NY              NY        13-3593692
                 -------------------------------------------------------------------------------------------------------------------
                 PC Landmark, Inc.                                            Investment       TX              TX        75-2338215
                 -------------------------------------------------------------------------------------------------------------------
                 EJSVS, Inc.                                                  Investment       DE              NJ        58-2169594
              ----------------------------------------------------------------------------------------------------------------------
              AXA Distributors, LLC                                           Operating        DE              NY        52-2233674
              ----------------------------------------------------------------------------------------------------------------------
                 AXA  Distributors Insurance Agency of Alabama, LLC           Operating        DE              AL        52-2255113
                 -------------------------------------------------------------------------------------------------------------------
                 AXA Distributors Insurance Agency, LLC                       Operating        DE          CT, ME,NY     06-1579051
                 -------------------------------------------------------------------------------------------------------------------
                 AXA Distributors Insurance Agency of Massachusetts, LLC      Operating        MA              MA        04-3567096
                 -------------------------------------------------------------------------------------------------------------------
                 AXA Distributors Insurance Agency of Texas, Inc.             Operating        TX              TX        74-3006330
              ----------------------------------------------------------------------------------------------------------------------
              J.M.R. Realty Services, Inc.                                    Operating        DE              NY        13-3813232
              ----------------------------------------------------------------------------------------------------------------------
              Equitable Structured Settlement Corp.  (See Note 8 on Page 2)   Operating        DE              NJ        22-3492811
              ----------------------------------------------------------------------------------------------------------------------


                                                                                          Parent's
                                                                               Number of  Percent of
                                                                                Shares    Ownership          Comments
                                                                                 Owned    or Control (e.g., Basis of Control)
                                                                                 -----    ---------- ------------------------

AXA Financial, Inc.
------------------------------------------------------------------------------
     AXA Financial Services, LLC   (Note 2)
     -------------------------------------------------------------------------
        AXA Equitable Life Insurance Company *
        ----------------------------------------------------------------------
           Equitable Holdings, LLC
           -------------------------------------------------------------------
              ELAS Securities Acquisition Corporation                                 500    100.00%
              ----------------------------------------------------------------
              Equitable Casualty Insurance Company *                                1,000    100.00%
              ----------------------------------------------------------------
              ECMC, LLC   (See Note 4 on Page 2)                                        -    100.00%
              ----------------------------------------------------------------
                 Equitable Capital Private Income & Equity                                             ECMC is G.P.
                   Partnership II, L.P.                                                 -          -   ("Deal Flow Fund II")
              ----------------------------------------------------------------
              Alliance Capital Management Corporation (See Note 4 on Page 2)          100    100.00%
              ----------------------------------------------------------------
                See Attached Listing B
              ----------------------------------------------------------------
              Equitable JVS, Inc.                                                   1,000    100.00%
              ----------------------------------------------------------------
                 Astor Times Square Corp.                                             100    100.00%
                 -------------------------------------------------------------
                 Astor/Broadway Acquisition Corp.                                     100    100.00% G.P. of Astor Acquisition. L.P.
                 -------------------------------------------------------------
                 PC Landmark, Inc.                                                  1,000    100.00%
                 -------------------------------------------------------------
                 EJSVS, Inc.                                                        1,000    100.00%
              ----------------------------------------------------------------
              AXA Distributors, LLC                                                     -    100.00%
              ----------------------------------------------------------------
                 AXA Distributors Insurance Agency of Alabama, LLC                      -    100.00%
                 -------------------------------------------------------------
                 AXA Distributors Insurance Agency, LLC                                 -    100.00%
                 -------------------------------------------------------------
                 AXA Distributors Insurance Agency of Massachusetts, LLC                -    100.00%
                 -------------------------------------------------------------
                 AXA Distributors Insurance Agency of Texas, Inc.                   1,000    100.00%
              ----------------------------------------------------------------
              J.M.R. Realty Services, Inc.                                          1,000    100.00%
              ----------------------------------------------------------------
              Equitable Structured Settlement Corp.  (See Note 8 on Page 2)           100    100.00%
              ----------------------------------------------------------------

*   Affiliated Insurer

        Equitable Investment Corp merged into Equitable Holdings, LLC on
          November 30, 1999.
        Equitable Capital Management Corp. became ECMC, LLC on
          November 30, 1999.
        Effective March 15, 2000, Equisource of New York, Inc. and its subsidiaries were merged into AXA Network, LLC, which was then sold to AXA Distribution Holding Holding Corp.
        Effective January 1, 2002, Equitable Distributors, Inc. merged into AXA
          Distributors, LLC.

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART- 2005
---------------------------------------------------------

LISTING B - ALLIANCE CAPITAL MANAGEMENT CORP.
---------------------------------------------


                                                                                              State of        State of
                                                                                 Type of     Incorp. or      Principal     Federal
                                                                                Subsidiary    Domicile       Operation    Tax ID #
                                                                                ----------    --------       ---------    ---------
AXA Financial, Inc.
--------------------------------------------------------------------------------
     AXA Financial Services, LLC   (Note 2)
     ---------------------------------------------------------------------------
        AXA Equitable Life Insurance Company
        ------------------------------------------------------------------------
           Equitable Holdings, LLC
           ---------------------------------------------------------------------
              Alliance Capital Management Corporation
              ----------------------------------------------------------------------------------------------------------------------
                 Alliance Capital Management Holding L.P.(See Note 4 on Page 2) Operating        DE              NY
                 -------------------------------------------------------------------------------------------------------------------
                 Alliance Capital Management L.P.  (See Note 4 on Page 2)       Operating        DE              NY      13-3434400
                 -------------------------------------------------------------------------------------------------------------------
                    Cursitor Alliance LLC                                          HCO           DE              MA      22-3424339
                    ----------------------------------------------------------------------------------------------------------------
                    Alliance Capital Management LLC                                HCO           DE              NY
                    ----------------------------------------------------------------------------------------------------------------
                       Sanford C. Bernstein & Co., LLC                          Operating        DE              NY
                    ----------------------------------------------------------------------------------------------------------------
                    Alliance Capital Management Corp. of Delaware                  HCO           DE              NY      13-2778645
                    ----------------------------------------------------------------------------------------------------------------
                       ACAM Trust Company Private Ltd.                          Operating       India          India          -
                       -------------------------------------------------------------------------------------------------------------
                       ACM International (Argentina) SRL                        Operating     Argentina      Argentina        -
                       -------------------------------------------------------------------------------------------------------------
                       ACM International (France) SAS                           Operating      France          France         -
                       -------------------------------------------------------------------------------------------------------------
                       ACM Software Services Ltd.                               Operating        DE              NY      13-3910857
                       -------------------------------------------------------------------------------------------------------------
                       Alliance Barra Research Institute, Inc.                  Operating        DE              NY      13-3548918
                       -------------------------------------------------------------------------------------------------------------
                       Alliance Capital Asset Management (Japan) Ltd            Operating       Japan          Japan          -
                       -------------------------------------------------------------------------------------------------------------
                       Alliance Capital Australia Limited                       Operating       Aust.          Aust.          -
                       -------------------------------------------------------------------------------------------------------------
                                Far Eastern Alliance Asset Management           Operating      Taiwan          Taiwan         -
                       -------------------------------------------------------------------------------------------------------------
                       Alliance Capital Global Derivatives Corp.                Operating        DE              NY      13-3626546
                       -------------------------------------------------------------------------------------------------------------
                       Alliance Capital Latin America Ltd.                      Operating      Brazil          Brazil         -
                       -------------------------------------------------------------------------------------------------------------
                       Alliance Capital Limited                                 Operating       U.K.            U.K.          -
                       -------------------------------------------------------------------------------------------------------------
                                ACM Bernstein GmbH                              Operating      Gemany         Germany         -
                                ----------------------------------------------------------------------------------------------------
                                Alliance Capital Services Ltd.                  Operating       U.K.            U.K.          -
                       -------------------------------------------------------------------------------------------------------------
                       Alliance Capital (Luxembourg) S.A.                       Operating       Lux.            Lux.          -
                       -------------------------------------------------------------------------------------------------------------
                                ACM New-Alliance (Luxemberg) S.A.               Operating       Lux.            Lux.          -
                                ----------------------------------------------------------------------------------------------------
                                ACM Bernstein International (Deutchland) GmbH   Operating      Germany        Germany         -
                       -------------------------------------------------------------------------------------------------------------
                       Alliance Capital Management (Asia) Ltd.                  Operating        DE          Singapore   13-3752293
                       -------------------------------------------------------------------------------------------------------------
                       Alliance Capital Management Australia Limited            Operating       Aust.          Aust.          -
                       -------------------------------------------------------------------------------------------------------------
                       Alliance Capital Management Canada, Inc.                 Operating        DE            Canada    13-3630460
                       -------------------------------------------------------------------------------------------------------------
                       Alliance Capital Management New Zealand Limited          Operating       N.Z.            N.Z.          -
                       -------------------------------------------------------------------------------------------------------------


                                                                                              Parent's
                                                                                 Number of  Percent of
                                                                                  Shares    Ownership          Comments
                                                                                   Owned    or Control (e.g., Basis of Control)
                                                                                   -----    ---------- ------------------------
AXA Financial, Inc.
--------------------------------------------------------------------------------
     AXA Financial Services, LLC   (Note 2)
     ---------------------------------------------------------------------------
        AXA Equitable Life Insurance Company
        ------------------------------------------------------------------------
           Equitable Holdings, LLC
           ---------------------------------------------------------------------
              Alliance Capital Management Corporation                                                  owns 1% GP interest in Alli-
                                                                                                       ance Capital Management L.P.
                                                                                                       and 100,000 GP units in
                                                                                                       Alliance Capital Management
                                                                                                       Holding L.P.
              ------------------------------------------------------------------
                 Alliance Capital Management Holding L.P.(See Note 4 on Page 2)                      -
                 ---------------------------------------------------------------
                 Alliance Capital Management L.P.  (See Note 4 on Page 2)
                 ---------------------------------------------------------------
                    Cursitor Alliance LLC                                                      100.00%
                    ------------------------------------------------------------
                    Alliance Capital Management LLC                                            100.00%
                    ------------------------------------------------------------
                       Sanford C. Bernstein & Co., LLC                                         100.00%
                    ------------------------------------------------------------
                    Alliance Capital Management Corp. of Delaware                        10    100.00%
                    ------------------------------------------------------------
                       ACAM Trust Company Private Ltd.                                         100.00%
                       ---------------------------------------------------------
                       ACM International (Argentina) SRL                                       100.00% Alliance Capital Oceanic
                                                                                                       Corp. owns 1%
                       ---------------------------------------------------------
                       ACM International (France) SAS                                          100.00%
                       ---------------------------------------------------------
                       ACM Software Services Ltd.                                              100.00%
                       ---------------------------------------------------------
                       Alliance Barra Research Institute, Inc.                        1,000    100.00%
                       ---------------------------------------------------------
                       Alliance Capital Asset Management (Japan) Ltd                           100.00%
                       ---------------------------------------------------------
                       Alliance Capital Australia Limited                                      100.00%
                       ---------------------------------------------------------
                                Far Eastern Alliance Asset Management                           20.00% 3rd parties = 80%
                       ---------------------------------------------------------
                       Alliance Capital Global Derivatives Corp.                      1,000    100.00%
                       ---------------------------------------------------------
                       Alliance Capital Latin America Ltd.                                      99.00% Alliance Capital Oceanic
                                                                                                       Corp. owns 1%
                       ---------------------------------------------------------
                       Alliance Capital Limited                                     250,000    100.00%
                       ---------------------------------------------------------
                                ACM Bernstein GmbH                                             100.00%
                                ------------------------------------------------
                                Alliance Capital Services Ltd.                        1,000    100.00%
                       ---------------------------------------------------------
                       Alliance Capital (Luxembourg) S.A.                             3,999     99.98% Alliance Cap. Oceanic Corp.
                                                                                                       owns 0.025%
                       ---------------------------------------------------------
                                ACM New-Alliance (Luxemberg) S.A.                                1.00% New Alliance Asset Management
                                                                                                       (Asia) Ltd owns 99.%
                                ------------------------------------------------
                                ACM Bernstein International (Deutchland) GmbH                  100.00% New Alliance Asset Management
                                                                                                       (Asia) Ltd owns 99.%
                       ---------------------------------------------------------
                       Alliance Capital Management (Asia) Ltd.                                 100.00%
                       ---------------------------------------------------------
                       Alliance Capital Management Australia Limited                            50.00% 3rd parties = 50%
                       ---------------------------------------------------------
                       Alliance Capital Management Canada, Inc.                      18,750    100.00%
                       ---------------------------------------------------------
                       Alliance Capital Management New Zealand Limited                          50.00% 3rd parties = 50%
                       ---------------------------------------------------------

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART- 2005
---------------------------------------------------------
LISTING B - ALLIANCE CAPITAL MANAGEMENT CORP.
---------------------------------------------


                                                                                            State of        State of
                                                                               Type of     Incorp. or      Principal       Federal
                                                                              Subsidiary    Domicile       Operation      Tax ID #
                                                                              ----------    --------       ---------      ---------
AXA Financial, Inc.
------------------------------------------------------------------------------
     AXA Financial Services, LLC   (Note 2)
     -------------------------------------------------------------------------
        AXA Equitable Life Insurance Company
        ----------------------------------------------------------------------
           Equitable Holdings, LLC
           -------------------------------------------------------------------
              Alliance Capital Management Corporation
              ----------------------------------------------------------------
                 Alliance Capital Management L.P.
                 -------------------------------------------------------------
                    Alliance Capital Management Corp. of Delaware (Cont'd)
                    ----------------------------------------------------------------------------------------------------------------
                       Alliance Capital Management (Proprietary) Ltd.         Operating     So Africa      So Africa          -
                       -------------------------------------------------------------------------------------------------------------
                       Alliance Capital Management (Singapore) Ltd.           Operating     Singapore      Singapore          -
                       -------------------------------------------------------------------------------------------------------------
                       Alliance Capital (Mauritius) Private Ltd.              Operating     Mauritius      Mauritius          -
                       -------------------------------------------------------------------------------------------------------------
                                Alliance Capital Asset Management (India)
                                  Private Ltd.                                Operating       India          India            -
                                ----------------------------------------------------------------------------------------
                                AllianceBernstein Invest. Res. & Manag.
                                  (India) Pvt.                                Operating       India          India            -
                       -------------------------------------------------------------------------------------------------------------
                       Alliance Capital Oceanic Corp.                         Operating        DE              NY        13-3441277
                       -------------------------------------------------------------------------------------------------------------
                       Alliance Capital Real Estate, Inc.                     Operating        DE              NY        13-3441277
                       -------------------------------------------------------------------------------------------------------------
                       Alliance Corporate Finance Group Inc.                  Operating        DE              NY        52-1671668
                       -------------------------------------------------------------------------------------------------------------
                       Alliance Eastern Europe, Inc.                          Operating        DE              NY        13-3802178
                       -------------------------------------------------------------------------------------------------------------
                       AllianceBernstein Investment Research and
                         Management, Inc. (Alliance Fund Distributors, Inc.)  Operating        DE              NY        13-3191825
                       -------------------------------------------------------------------------------------------------------------
                       Alliance Global Investor Services, Inc.                Operating        DE              NJ        13-3211780
                       -------------------------------------------------------------------------------------------------------------
                       New Alliance Asset Management (Asia) Ltd               Operating       H.K.            H.K.            -
                       -------------------------------------------------------------------------------------------------------------
                                Alliance Capital Taiwan Limited               Operating      Taiwan          Taiwan           -
                                ----------------------------------------------------------------------------------------------------
                                ACM New-Alliance (Luxembourg) S.A.            Operating       Lux.            Lux.            -
                       -------------------------------------------------------------------------------------------------------------
                       Meiji - Alliance Capital Corp.                         Operating        DE              NY        13-3613617
                       -------------------------------------------------------------------------------------------------------------
                       Sanford C. Bernstein Ltd.                              Operating       U.K.            U.K.            -
                       -------------------------------------------------------------------------------------------------------------
                                Sanford C. Bernstein (CREST Nominees) Ltd.    Operating       U.K.            U.K.            -
                       -------------------------------------------------------------------------------------------------------------
                       Whittingdale Holdings Ltd.                             Operating       U.K.            U.K.            -
                       -------------------------------------------------------------------------------------------------------------
                                ACM Investments Ltd.                          Operating       U.K.            U.K.            -
                                ----------------------------------------------------------------------------------------------------
                                Alliance Capital Whittingdale Ltd.            Operating       U.K.            U.K.            -
                                ----------------------------------------------------------------------------------------------------
                                Cursitor Holdings Ltd.                        Operating       U.K.            U.K.            -
                                ----------------------------------------------------------------------------------------------------


                                                                                          Parent's
                                                                              Number of  Percent of
                                                                               Shares    Ownership          Comments
                                                                                Owned    or Control (e.g., Basis of Control)
                                                                                -----    ---------- ------------------------

AXA Financial, Inc.
------------------------------------------------------------------------------
     AXA Financial Services, LLC   (Note 2)
     -------------------------------------------------------------------------
        AXA Equitable Life Insurance Company
        ----------------------------------------------------------------------
           Equitable Holdings, LLC
           -------------------------------------------------------------------
              Alliance Capital Management Corporation
              ----------------------------------------------------------------
                 Alliance Capital Management L.P.
                 -------------------------------------------------------------
                    Alliance Capital Management Corp. of Delaware (Cont'd)
                    ----------------------------------------------------------
                       Alliance Capital Management (Proprietary) Ltd.                        80.00% 3rd parties = 20%
                       -------------------------------------------------------
                       Alliance Capital Management (Singapore) Ltd.                         100.00%
                       -------------------------------------------------------
                       Alliance Capital (Mauritius) Private Ltd.                            100.00%
                       -------------------------------------------------------
                                Alliance Capital Asset Management (India)
                                  Private Ltd.                                               75.00% 3rd parties = 25%
                                ----------------------------------------------
                                AllianceBernstein Invest. Res. & Manag.
                                  (India) Pvt.                                              100.00%
                       -------------------------------------------------------
                       Alliance Capital Oceanic Corp.                              1,000    100.00% inactive
                       -------------------------------------------------------
                       Alliance Capital Real Estate, Inc.                                   100.00% inactive
                       -------------------------------------------------------
                       Alliance Corporate Finance Group Inc.                       1,000    100.00%
                       -------------------------------------------------------
                       Alliance Eastern Europe, Inc.                                        100.00%
                       -------------------------------------------------------
                       AllianceBernstein Investment Research and
                         Management, Inc. (Alliance Fund Distributors, Inc.)         100          1
                       -------------------------------------------------------
                       Alliance Global Investor Services, Inc.                       100    100.00% formerly, Alliance Fund
                                                                                                      Services, Inc.
                       -------------------------------------------------------
                       New Alliance Asset Management (Asia) Ltd                              50.00% 3rd parties = 50%
                       -------------------------------------------------------
                                Alliance Capital Taiwan Limited                              99.00% Others owns 1%
                                ----------------------------------------------
                                ACM New-Alliance (Luxembourg) S.A.                           99.00% ACM Global Investor Svcs owns 1%
                       -------------------------------------------------------
                       Meiji - Alliance Capital Corp.                             50,000     50.00% Meiji Mutual Life owns 50%
                       -------------------------------------------------------
                       Sanford C. Bernstein Ltd.                                            100.00%
                       -------------------------------------------------------
                                Sanford C. Bernstein (CREST Nominees) Ltd.                  100.00%
                       -------------------------------------------------------
                       Whittingdale Holdings Ltd.                                           100.00%
                       -------------------------------------------------------
                                ACM Investments Ltd.                                        100.00%
                                ----------------------------------------------
                                Alliance Capital Whittingdale Ltd.                          100.00%
                                ----------------------------------------------
                                Cursitor Holdings Ltd.                                      100.00%
                                ----------------------------------------------

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART- 2005
---------------------------------------------------------
LISTING C - MONY
----------------


                                                                                            State of        State of
                                                                               Type of     Incorp. or      Principal       Federal
                                                                              Subsidiary    Domicile       Operation      Tax ID #
                                                                              ----------    --------       ---------      ---------
AXA Financial, Inc.
------------------------------------------------------------------------------
     AXA Financial Services, LLC   (Note 2)
     -------------------------------------------------------------------------
        AXA Equitable Life Insurance Company *
     -------------------------------------------------------------------------------------------------------------------------------
     MONY Agricultural Investment Advisers, Inc.                              Operating        DE              CO        75-2961816
     -------------------------------------------------------------------------------------------------------------------------------
     MONY Capital Management, Inc.                                            Operating        DE              NY        13-4194065
     -------------------------------------------------------------------------------------------------------------------------------
     MONY Asset Management, Inc.                                              Operating        DE              NY        13-4194080
     -------------------------------------------------------------------------------------------------------------------------------
     MONY Holdings, LLC                                                          HCO           DE              NY        13-3976138
     -------------------------------------------------------------------------------------------------------------------------------
        MONY Life Insurance Company *                                         Insurance        NY              NY        13-1632487
        ----------------------------------------------------------------------------------------------------------------------------
           MONY International Holdings, LLC                                      HCO           DE              NY        13-3790446
           -------------------------------------------------------------------------------------------------------------------------
              MONY International Life Insurance Co. Seguros de Vida S.A.      Insurance     Argentina      Argentina     98-0157781
              ----------------------------------------------------------------------------------------------------------------------
              MONY Financial Resources of the Americas Limited                   HCO         Jamaica        Jamaica
              ----------------------------------------------------------------------------------------------------------------------
              MONY Bank & Trust Company of the Americas, Ltd.                 Operating  Cayman Islands  Cayman Islands  98-0152047
              ----------------------------------------------------------------------------------------------------------------------
                 MONY Consultoria e Corretagem de Seguros Ltda.               Operating      Brazil          Brazil
                 -------------------------------------------------------------------------------------------------------------------
                 MONY Life Insurance Company of the Americas, Ltd.            Insurance  Cayman Islands  Cayman Islands  98-0152046
           -------------------------------------------------------------------------------------------------------------------------
           MONY Life Insurance Company of America                             Insurance        AZ              NY        86-0222062
           -------------------------------------------------------------------------------------------------------------------------
           Sagamore Financial, LLC                                               HCO           OH              OH        31-1296919
           -------------------------------------------------------------------------------------------------------------------------
              U.S. Financial Life Insurance Company *                         Insurance        OH              OH        38-2046096
           -------------------------------------------------------------------------------------------------------------------------
           MONY Financial Services, Inc.                                         HCO           DE              NY        11-3722370
           -------------------------------------------------------------------------------------------------------------------------
              Financial Marketing Agency, Inc.                                Operating        OH              OH        31-1465146
              ----------------------------------------------------------------------------------------------------------------------
              MONY Brokerage, Inc.                                            Operating        DE              PA        22-3015130
              ----------------------------------------------------------------------------------------------------------------------
                 MBI Insurance Agency of Ohio, Inc.                           Operating        OH              OH        31-1562855
                 -------------------------------------------------------------------------------------------------------------------
                 MBI Insurance Agency of Alabama, Inc.                        Operating        AL              AL        62-1699522
                 -------------------------------------------------------------------------------------------------------------------
                 MBI Insurance Agency of Texas, Inc.                          Operating        TX              TX        74-2861481
                 -------------------------------------------------------------------------------------------------------------------
                 MBI Insurance Agency of Massachusetts, Inc.                  Operating        MA              MA        06-1496443
                 -------------------------------------------------------------------------------------------------------------------
                 MBI Insurance Agency of Washington, Inc.                     Operating        WA              WA        91-1940542
                 -------------------------------------------------------------------------------------------------------------------
                 MBI Insurance Agency of New Mexico, Inc.                     Operating        NM              NM        62-1705422
              ----------------------------------------------------------------------------------------------------------------------
              1740 Ventures, Inc.                                             Operating        NY              NY        13-2848244
              ----------------------------------------------------------------------------------------------------------------------
              Enterprise Capital Management, Inc.                             Operating        GA              GA        58-1660289
              ----------------------------------------------------------------------------------------------------------------------
                 Enterprise Fund Distributors, Inc.                           Operating        DE              GA        22-1990598
              ----------------------------------------------------------------------------------------------------------------------
              MONY Assets Corp.                                                  HCO           NY              NY        13-2662263
              ----------------------------------------------------------------------------------------------------------------------
                 MONY Benefits Management Corp.                               Operating        DE              NY        13-3363383
                 -------------------------------------------------------------------------------------------------------------------
                 MONY Benefits Service Corp.                                  Operating        DE              NY        13-4194349
              ----------------------------------------------------------------------------------------------------------------------
              1740 Advisers, Inc.                                             Operating        NY              NY        13-2645490
              ----------------------------------------------------------------------------------------------------------------------
              MONY Securities Corporation                                     Operating        NY              NY        13-2645488
              ----------------------------------------------------------------------------------------------------------------------
                 Trusted Insurance Advisers General Agency Corp.              Operating        MN              NY        41-1941465
                 -------------------------------------------------------------------------------------------------------------------
                 Trusted Investment Advisers Corp.                            Operating        MN              NY        41-1941464
                 -------------------------------------------------------------------------------------------------------------------


                                                                                             Parent's
                                                                              Number of  Percent of
                                                                               Shares    Ownership          Comments
                                                                                Owned    or Control (e.g., Basis of Control)
                                                                                -----    ---------- ------------------------
AXA Financial, Inc.
------------------------------------------------------------------------------
     AXA Financial Services, LLC   (Note 2)
     -------------------------------------------------------------------------
        AXA Equitable Life Insurance Company *
     -------------------------------------------------------------------------
     MONY Agricultural Investment Advisers, Inc.                                            100.00%
     -------------------------------------------------------------------------
     MONY Capital Management, Inc.                                                          100.00%
     -------------------------------------------------------------------------
     MONY Asset Management, Inc.                                                            100.00%
     -------------------------------------------------------------------------
     MONY Holdings, LLC                                                                     100.00%
     -------------------------------------------------------------------------
        MONY Life Insurance Company *                                                       100.00%
        ----------------------------------------------------------------------
           MONY International Holdings, LLC                                                 100.00%
           -------------------------------------------------------------------
              MONY International Life Insurance Co. Seguros de Vida S.A.                    100.00%
              ----------------------------------------------------------------
              MONY Financial Resources of the Americas Limited                               99.00%
              ----------------------------------------------------------------
              MONY Bank & Trust Company of the Americas, Ltd.                               100.00%
              ----------------------------------------------------------------
                 MONY Consultoria e Corretagem de Seguros Ltda.                              99.00%
                 -------------------------------------------------------------
                 MONY Life Insurance Company of the Americas, Ltd.                          100.00%
           -------------------------------------------------------------------
           MONY Life Insurance Company of America                                           100.00%
           -------------------------------------------------------------------
           Sagamore Financial, LLC                                             1,993,940    100.00%
           -------------------------------------------------------------------
              U.S. Financial Life Insurance Company *                            405,000    100.00%
           -------------------------------------------------------------------
           MONY Financial Services, Inc.                                           1,000    100.00%
           -------------------------------------------------------------------
              Financial Marketing Agency, Inc.                                        99     99.00%
              ----------------------------------------------------------------
              MONY Brokerage, Inc.                                                 1,500    100.00%
              ----------------------------------------------------------------
                 MBI Insurance Agency of Ohio, Inc.                                    5    100.00%
                 -------------------------------------------------------------
                 MBI Insurance Agency of Alabama, Inc.                                 1    100.00%
                 -------------------------------------------------------------
                 MBI Insurance Agency of Texas, Inc.                                  10    100.00%
                 -------------------------------------------------------------
                 MBI Insurance Agency of Massachusetts, Inc.                           5    100.00%
                 -------------------------------------------------------------
                 MBI Insurance Agency of Washington, Inc.                              1    100.00%
                 -------------------------------------------------------------
                 MBI Insurance Agency of New Mexico, Inc.                              1    100.00%
              ----------------------------------------------------------------
              1740 Ventures, Inc.                                                  1,000    100.00%
              ----------------------------------------------------------------
              Enterprise Capital Management, Inc.                                    500    100.00%
              ----------------------------------------------------------------
                 Enterprise Fund Distributors, Inc.                                1,000    100.00%
              ----------------------------------------------------------------
              MONY Assets Corp.                                                  200,000    100.00%
              ----------------------------------------------------------------
                 MONY Benefits Management Corp.                                    9,000     90.00%
                 -------------------------------------------------------------
                 MONY Benefits Service Corp.                                       2,500     90.00%
              ----------------------------------------------------------------
              1740 Advisers, Inc.                                                 14,600    100.00%
              ----------------------------------------------------------------
              MONY Securities Corporation                                          7,550    100.00%
              ----------------------------------------------------------------
                 Trusted Insurance Advisers General Agency Corp.                   1,000    100.00%
                 -------------------------------------------------------------
                 Trusted Investment Advisers Corp.                                     1    100.00%
                 -------------------------------------------------------------

  - As of February 18, 2005, MONY Realty Capital, Inc. was sold to MMA.

  - As of February 2005, MONY Realty Parnters, Inc. was dissolved

  - MONY Financial Resources of the Americas Limited, is 99% owned by MONY International Holdings, LLCand an individual holds one share of it stock for Jamaican regulatory reasons.

  - MONY Financial Resources of the Americas Limited, is 99% owned by MONY International Holdings, LLCand an individual holds one share of it stock for Brazilian regulatory reasons.

  - Enterprise Accumulation Trust was merged into EQAT on July 9, 2004

  - MONY Series Funds, Inc. was merged into EQAT on July 9, 2004

ITEM 27. NUMBER OF CONTRACT OWNERS

      As of March 31, 2006 MONY Variable Account A had 434 owners of qualified Contracts and 8,094 owners of Non-Qualified Contracts.

ITEM 28. INDEMNIFICATION

         (a) Indemnification of Officers and Directors

         The by-laws of the MONY Life Insurance Company ("MONY") provide, in
Article VII, as follows:

             7.4  Indemnification of Directors, Officers and Employees.

             (a) To the extent permitted by the law of the State of New York and subject to all applicable requirements thereof:

                    (i) Any person made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact that he or she, or his or her testator or intestate is or was a director, officer or employee of the Company shall be indemnified by the Company;

                   (ii) Any person made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact that he or she, or his or her testator or intestate serves or served any other organization in any capacity at the request of the Company may be indemnified by the Company; and

                  (iii) the related expenses of any such person in any of said categories may be advanced by the Company.

             (b) To the extent permitted by the law of the State of New York, the Company or the Board of Directors, by amendment of these By-Laws, or by agreement. (Business Corporation Law ss.ss.721-726: Insurance Law ss.1216).

          The directors and officers of MONY Life Insurance Company are insured under policies issued by X.L. Insurance Company, ACE Insurance, Arch Insurance Company, Endurance Insurance Company, U.S. Specialty Insurance, Starr Excess Liability International and Lloyd's of London. The annual limit on such policies is $150 million, and the policies insure officers and directors against certain liabilities arising out of their conduct in such capacities.

         (b) Indemnification of Principal Underwriter

          To the extent permitted by law of the State of New York and subject to all applicable requirements thereof, MONY Securities Corporation, AXA Distributors, Inc. and AXA Advisors, LLC have undertaken to indemnify each of its respective directors and officers who is made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact the director or officer, or his or her testator or intestate, is or was a director or officer of AXA Distributors, Inc. and AXA Advisors, LLC.

         (c) Undertaking

          Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification for such liabilities (other than the payment by the Registrant of expense incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant, will (unless in the opinion of its counsel the matter has been settled by controlling precedent) submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITERS

      (a) The principal underwriters for the MONY and MONY America Variable Accounts are AXA Advisors, LLC ("AXA Advisors") and AXA Distributors, LLC ("AXA Distributors"). Prior to June 6, 2005, MONY Securities Corporation served as the principal underwriter for the MONY and MONY America Variable Accounts.

      (b) AXA Advisors and AXA Distributors, both affiliates of AXA Equitable, MONY Life Insurance Company and MONY Life Insurance Company of America, are the principal underwriters for Separate Accounts 49 and FP of AXA Equitable, EQ Advisors Trust and AXA Premier VIP Trust, and of MONY Variable Account A, MONY Variable Account L and MONY America Variable Account L. In addition, AXA Advisors is the principal underwriter for AXA Equitable's Separate Accounts 45,301, A, I, and MONY's Variable Account S and Keynote. The principal business address of AXA Advisors and AXA Distributors is 1290 Avenue of the Americas, New York, NY 10104.

      (c) Set forth below is certain information regarding the directors and principal officers of AXA Advisors, LLC and AXA Distributors, LLC. The business address of the persons whose names are preceded by an asterisk is that of AXA Advisors, LLC or AXA Distributors, LLC, as applicable.

(i) AXA ADVISORS, LLC

NAME AND PRINCIPAL                    POSITIONS AND OFFICES WITH UNDERWRITER
BUSINESS ADDRESS                      (AXA ADVISORS LLC)
----------------                      --------------------------------------
*Harvey E. Blitz                      Assistant Vice President and Director

*Robert S. Jones, Jr.                 Chairman of the Board and Director

*Ned Dane                             President and Director

*Richard Dziadzio                     Director

*Barbara Goodstein                    Director

*James A. Shepherdson                 Director

*Mark Wutt                            Executive Vice President

*Anthony F. Recine                    Chief Compliance Officer - Investment
                                      Advisory Activities

 Edward J. Hayes                      Executive Vice President
 200 Plaza Drive
 Secaucus, NJ  07096

 Stephen T. Burnthall                 Senior Vice President
 6435 Shiloh Road
 Suite A
 Alpharetta, GA  30005

 James Goodwin                        Senior Vice President
 333 Thornall Street
 Edison, NJ 08837

 Jeffrey Green                        Senior Vice President
 4251 Crums Mill Road
 Harrisburg, PA 17112

*Kevin R. Byrne                       Senior Vice President and Treasurer

*Jill Cooley                          Chief Risk Officer and Director

*David Cerza                          First Vice President

*Donna M. Dazzo                       First Vice President

*Amy Franceschini                     First Vice  President

*Peter Mastrantuono                   First Vice President

*Raymond T. Barry                     Vice President

*Michael Brzozowski                   Vice President

*Claire A. Comerford                  Vice President

*Mark D. Godofsky                     Senior Vice President and Controller

*Janet Friedman                       Vice President

*Stuart Abrams                        Senior Vice President and General Counsel

*Patricia Roy                         Vice President and Chief Compliance
                                      Officer - Broker-Dealer Activities

*Linda J. Galasso                     Assistant Secretary

*Francesca Divone                     Secretary

*Maurya Keating                       Vice President and Counsel

*Gary Gordon                          Vice President

 Gisela Jackson                       Vice President
 4251 Crums Mill Road
 Harrisburg, PA 17112

*Frank Massa                          Vice President

*Carolann Matthews                    Vice President

*Jose Montenegro                      Vice President

 Edna Russo                           Vice President
 333 Thornall Street
 Edison, NJ 08837

*Michael Ryniker                      Vice President

*Frank Acierno                        Assistant Vice President

*Ruth Shorter                         Assistant Vice President

*Richard Morin                        Assistant Vice President

*Irina Gyula                          Assistant Vice President

(ii) AXA DISTRIBUTORS, LLC

NAME AND PRINCIPAL                    POSITIONS AND OFFICES WITH UNDERWRITER
BUSINESS ADDRESS                      (AXA DISTRIBUTORS, LLC)
----------------                      --------------------------------------

*James A. Shepherdson                 Director and Chairman of the Board,
                                      President and Chief Executive Officer

*Philip Meserve                       Director and Executive Vice President of
                                      Business Development

*James Mullery                        Director, Executive Vice President and
                                      Chief Sales Director

*Douglas Dubitsky                     Managing Director, Chief Service Officer

*Michael Brandreit                    Managing Director and National Sales
                                      Manager

*John Kennedy                         Managing Director and National Sales
                                      Manager

*Jeff Herman                          Senior Vice President

*Anthea Perkinson                     Senior Vice President and National
                                      Accounts Director, Financial Institutions

*Nelida Garcia                        Senior Vice President

*William Costello                     Senior Vice President and National
                                      Accounts Director

*Michael McCarthy                     Managing Director and National Sales
                                      Manager

*Norman J. Abrams                     Vice President and General Counsel

*Linda J. Galasso                     Vice President and Secretary

*Ronald R. Quest                      Vice President and Treasurer

*Patrick O'Shea                       Vice President and Chief Financial Officer


         (c) The information under "Distribution of the Contracts" in the Prospectus and Statement of Additional Information forming a part of this Registration Statement is incorporated herein by reference.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

      Accounts, books, and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are maintained by MONY Life Insurance Company, in whole or in part, at its principal offices at 1290 Avenue of the Americas, New York, New York 10104 or at its Operations Center at 1 MONY Plaza, Syracuse, New York 13221.

ITEM 31. MANAGEMENT SERVICES

      Not applicable.

ITEM 32. UNDERTAKINGS

      (a) Registrant hereby undertakes to file post-effective amendments to the Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for as long as payments under the variable annuity contracts may be accepted;

      (b) Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information;

      (c) Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

REPRESENTATIONS RELATING TO SECTION 26 OF THE INVESTMENT COMPANY ACT OF 1940

      Registrant and MONY Life Insurance Company represent that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by MONY Life Insurance Company.

                                   SIGNATURES



     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this amendment to the Registration Statement to be signed on its behalf, in the City and State of New York, on this 26th day of April, 2006.




                                  MONY Variable Account A of
                                  MONY Life Insurance Company
                                          (Registrant)

                                  By: MONY Life Insurance Company
                                          (Depositor)


                                  By: /s/ Dodie Kent
                                     ---------------------
                                  Dodie Kent
                                  Vice President and Counsel
                                  MONY Life Insurance Company

                                   SIGNATURES


         As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor has caused this amendment to the Registration Statement to be signed on its behalf, in the City and State of New York, on this 26th day of April, 2006.




                                MONY Life Insurance Company
                                       (Depositor)


                                By: /s/ Dodie Kent
                                   ---------------------------------
                                   Dodie Kent
                                   Vice President and Counsel
                                   MONY Life Insurance Company



         As required by the Securities Act of 1933, this amendment to the Registration Statement has been signed by the following persons in the capacities and on the date indicated:

PRINCIPAL EXECUTIVE OFFICERS:

*Christopher M. Condron                    Chairman of the Board, President,
                                           Chief Executive Officer and Director

PRINCIPAL FINANCIAL OFFICER:

*Stanley B. Tulin                          Vice Chairman of the Board
                                           Chief Financial Officer and Director

PRINCIPAL ACCOUNTING OFFICER:

*Alvin H. Fenichel                         Senior Vice President and Controller


*DIRECTORS:

Bruce W. Calvert            Mary R. (Nina) Henderson      Scott D. Miller
Christopher M. Condron      James F. Higgins              Joseph H. Moglia
Henri de Castries           W. Edwin Jarmain              Peter J. Tobin
Denis Duverne               Christina Johnson             Stanley B. Tulin








*By: /s/ Dodie Kent
     ------------------------
         Dodie Kent
         Attorney-in-Fact

April 26, 2006

                                  EXHIBIT INDEX

EXHIBIT
NO.         DESCRIPTION                                              TAG VALUES
--------    -----------------------------------------------          -----------
(10)(a)     Consent of PricewaterhouseCoopers LLP,                   EX-99.10a
            independent registered public accounting firm
(10)(c)     Powers of Attorney                                       EX-99.10c